SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]
                                     ---------

    Post-Effective Amendment No.         4        (File No. 333-82149)       [X]
                                     ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.              6       (File No. 811-7195)              [X]
                               ---------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN                                  55474
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3678
--------------------------------------------------------------------------------

       Mary Ellyn Minenko, 200 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)
   [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   [ ] on May 1, 2001,  pursuant to paragraph (b) of Rule 485
   [X] 60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
   [ ] on (date)  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

American Express(R)
Galaxy Premier
Variable Annuity

Issued by:
American Enterprise Life Insurance Company

Prospectus


[Date]


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

American Enterprise Variable Annuity Account

Issued by: American Enterprise Life Insurance Company (American Enterprise Life)
           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437

This prospectus contains information that you should know before investing. You also will receive the prospectuses for:

o  American Express(R) Variable Portfolio Funds
o  AIM Variable Insurance Funds
o  Fidelity Variable Insurance Products - Service Class
o  Franklin(R)Templeton(R)Variable Insurance Products Trust (FTVIPT) - Class 2
o  The Galaxy VIP Fund
o  Janus Aspen Series: Service Shares
o  MFS(R) Variable Insurance Trust(SM)
o  Putnam Variable Trust - IB Shares

Please read the prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

Table of Contents


Key Terms
The Contract in Brief
Expense Summary
Condensed Financial  Information  (Unaudited)
Financial Statements
Performance Information
The Variable  Account and the Funds
The Fixed  Account
Buying Your Contract
Charges
Valuing  Your  Investment
Making  the Most of Your  Contract
Withdrawals
Changing  Ownership
Benefits in Case of Death
The  Annuity  Payout Period
Taxes
Voting  Rights
Substitution  of  Investments
About the  Service Providers
Additional Information About
   American Enterprise Life
Directors and Executive Officers
Experts
American Enterprise Life Insurance
   Company Financial Information
Table of Contents of the
   Statement of Additional Information

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

Close of business: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.


Fixed accounts: The one-year fixed account is an account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically. Guarantee Period Accounts are fixed accounts to which you may also allocate purchase payments. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the Guarantee Period Accounts done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.


Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


Guarantee Period: The number of years that a guaranteed interest rate is credited.


Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

Owner (you, your): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)
o  Roth IRAs under Section 408A of the Code
o  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Retirement date: The date when annuity payouts are scheduled to begin.


Rider effective date: The date you add a rider to your contract.

Valuation date: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

Withdrawal value: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

The Contract in Brief

Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax-deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts: Currently, you may allocate your purchase payments among any or all of:

o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. )


o the fixed accounts, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. Guarantee period accounts are not available in all states. (p. )


Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p. )


o  Minimum initial purchase payment:
      $5,000 for contracts issued in South Carolina, Texas, and Washington. $2,000 for contracts issued in all other states.
o  Minimum additional purchase payment - $50  for  Systematic  Investment Plans.
                                         $100 for all other  payment plans.
o  Maximum total purchase payments (without prior approval):
      $1,000,000 for issue ages up to 85.
      $ 100,000 for issue ages 86 to 90.

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the Guarantee Period Accounts done more than 30 days before the end of the Guarantee Period will be subject to a MVA. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. )


Withdrawals: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if withdrawals are made prior to your reaching age 591/2) and may have other tax consequences; also, certain restrictions apply. (p. )

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 29)

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. )


Optional benefits: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. )

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The Guarantee Period Accounts are not available during the payout period. (p. )


Taxes: Generally, your contract grows tax-deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax-free, if you meet certain distribution requirements. (p. )

Charges: We assess certain charges in connection with your contract (p. ):


o  $30 annual contract administrative charge;
o 0.15% variable account administrative charge (if you allocate money to one or more subaccounts);
o if you select death benefit Option A, a 1.00% mortality and expense risk fee (if you allocate money to one or more subaccounts);
o if you select death benefit Option B(1), a 1.10% mortality and expense risk fee (if you allocate money to one or more subaccounts);
o if you select the Benefit Protector(SM) Death Benefit Rider(2) (Benefit Protector), an annual fee of 0.25% of the contract value;
o if you select the Benefit Protector(SM) Plus Death Benefit Rider(2) (Benefit Protector Plus), an annual fee of 0.40% of the contract value;
o  withdrawal charge;
o any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal); and
o  the operating expenses of the funds in which the subaccounts invest.

(1) Available if you and the annuitant are 78 or younger at contract issue.
(2) Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.

Expense Summary

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

Withdrawal charge (contingent deferred sales charge as a percentage of purchase payment withdrawn)

       Years from purchase                            Withdrawal charge
         payment receipt                                 percentage
                1                                            8%
                2                                            8
                3                                            7
                4                                            6
                5                                            5
                6                                            4
                7                                            2
                Thereafter                                   0

A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans").

Annual contract administrative charge:      $30*

* We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.


Benefit Protector(SM) Death Benefit Rider (Benefit Protector) fee: 0.25%

(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

Benefit  Protector(SM)  Plus Death Benefit Rider (Benefit  Protector  Plus) fee:
0.40%

(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)


ANNUAL VARIABLE ACCOUNT EXPENSES


(as a percentage of average subaccount value)

The death benefit you select determines the fees you pay.


                                                  Option A            Option B
   Variable account administrative charge           0.15%               0.15%
   Mortality and expense risk fee                   1.00                1.10
                                                    ----                ----
   Total annual variable account expenses           1.15%               1.25%


Annual operating expenses of the funds (after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                         Management         12b-1          Other
                                                                            fees            fees         expenses      Total

AXP(R)Variable Portfolio -
      Cash Management Fund                                                  .51%            .13%          .04%        .68%(1)
      Diversified Equity Income Fund                                        .56             .13           .26         .95(2)
      Emerging Markets Fund                                                1.13             .13           .43        1.69(2)
      Extra Income Fund                                                     .62             .13           .07         .82(1)
      Managed Fund                                                          .59             .13           .03         .75(1)
      New Dimensions Fund(R)                                                .60             .13           .05         .78(1)
      S&P 500 Index Fund                                                    .28             .13           .07         .48(2)
      Small Cap Advantage Fund                                              .75             .13           .31        1.19(2)
AIM V.I.
      Capital Appreciation Fund                                             .61              --           .21         .82(3)
      Value Fund                                                            .61              --           .23         .84(3)
Fidelity VIP
      III Balanced Portfolio (Service Class)                                .43             .10           .15         .68(4)
      III Growth & Income Portfolio (Service Class)                         .48             .10           .11         .69(4)
      III Mid Cap Portfolio (Service Class)                                 .57             .10           .17         .84(4)
Franklin Templeton VIP Trust
      Franklin Small Cap Fund - Class 2                                     .49             .25           .28        1.02(5),(6),(7)
      Mutual Shares Securities Fund - Class 2                               .60             .25           .20        1.05(5)
      Templeton International Securities Fund - Class 2                     .67             .25           .20        1.12(5)
Galaxy VIP
      Asset Allocation Fund                                                 .75              --           .26        1.01(8)
      Columbia High Yield Fund II                                           .60              --          1.00        1.60(8)
      Equity Fund                                                           .75              --           .23         .98(8)
      Growth and Income Fund                                                .75              --           .63        1.38(8)
      High Quality Bond Fund                                                .55              --           .31         .86(8)
      Small Company Growth Fund                                             .75              --           .85        1.60(8)
Janus Aspen Series
      Aggressive Growth Portfolio: Service Shares                           .65             .25           .02         .92(9)
      Global Technology Portfolio: Service Shares                           .65             .25           .04         .94(9)
      Growth Portfolio: Service Shares                                      .65             .25           .02         .92(9)
MFS(R)
      Investors Trust Series - Service Class
         (previously MFS(R)Growth with Income Series)                       .75             .20           .12        1.07(10),(11)
      New Discovery Series - Service Class                                  .90             .20           .16        1.26(10,11,12)
      Total Return Series - Service Class                                   .75             .20           .15        1.10(10),(11)
      Utilities Series - Service Class                                      .75             .20           .16        1.11(10),(11)
Putnam Variable Trust
      Putnam VT Growth and Income Fund - Class IB Shares                    .46             .25           .04         .75(13)
      Putnam VT International Growth Fund - Class IB Shares                 .76             .25           .18        1.19(13)
      Putnam VT Vista Fund - Class IB Shares                                .60             .25           .07         .92(13)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.
(2) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2000.
     Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.80% and 1.49% for AXP Variable Portfolio - Diversified Equity
     Income Fund, 1.16% and 2.42% for AXP Variable  Portfolio - Emerging Markets
     Fund,  1.16% and 1.57% for AXP Variable  Portfolio - S&P 500 Index Fund and
     0.55% and and 1.43% for AXP Variable Portfolio - Small Cap Advantage Fund.
(3) Figures in "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2000.
(4)  There were no  reimbursement  or expense  reductions  for the period  ended
     12/31/00. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.
(5) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.


(6) Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended Dec. 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.
(7) The manager has agreed in advance to make an estimated reduction of 0.04% in its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund.This reduction is required by the Fund's
     Board of Trustees and an order of the Securities  and Exchange  Commission.
     Absent this reduction, "Management Fees" and "Total" would have been 0.53% and 1.06% for Franklin Small Cap Fund - Class 2.
(8) The fund's expense figures are based on estimated expenses (after fee waivers and expense reimbursements) for the fiscal period ended Dec. 31, 2001.Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 2.58% and 3.18% for Galaxy VIP Columbia High Yield II,
     0.44%and 0.99% for Galaxy VIP High Quality Bond Fund, and 2.39% and 3.14% for Galaxy VIP Small Company Growth Fund.
(9) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth
     Portfolio and Growth Portfolio. All expenses are shown without the effect of expense offset arrangements.
(10) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).
(11) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal; 1.06% for Investors Trust Series, 1.25% for New Discovery Series,
     1.09% for Total Return Series, and 1.10% for Utilities Series.
(12) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed
     0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.19% and 1.29% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.
(13) Restated to reflect an increase in 12b-1 fees  currently  payable to Putnam
     Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual
     12b-1 fees during the most recent fiscal year were 0.15% of average net assets.





Examples*: In order to provide a meaningful discussion about the contract and its options, we provided expense examples for each fund showing every available optional contract feature combination. Under each fund you will find an example showing: 1) the base contract with no optional riders, 2) the contract with selection of the optional Benefit Protector(SM) Death Benefit Rider, and 3) the contract with selection of the optional Benefit Protector(SM) Plus Death Benefit Rider. We first show the expenses for your contract assuming selection of death benefit Option B followed by the expenses for your contract assuming selection of death benefit Option A.

(To be updated upon amendment)



You would pay the following expenses on a $1,000 investment if you selected death benefit Option B (1.10% mortality and expense risk fee) and assuming a 5% annual return and ...

                                                                                              no withdrawal or selection
                                                       full withdrawal at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period

                                                   1 year   3 years  5 years 10 years      1 year   3 years 5 years  10 years
AXP(R) Variable Portfolio - Cash Management Fund
      base contract with no optional riders         $100.19 $132.40  $157.16  $231.28       $20.19   $62.40   $107.16 $231.28
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R) Variable Portfolio - Diversified Equity Income Fund
      base contract with no optional riders          102.96  140.76   171.18   259.65        22.96    70.76    121.18  259.65
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R) Variable Portfolio - Emerging Markets Fund
      base contract with no optional riders          110.55  163.43   208.78   333.63        30.55    93.43    158.78  333.63
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R) Variable Portfolio - Extra Income Fund
      base contract with no optional riders          101.63  136.74   164.45   246.08        21.63    66.74    114.45  246.08
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R) Variable Portfolio - Managed Fund
      base contract with no optional riders          100.91  134.57   160.81   238.71        20.91    64.57    110.81  238.71
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R)Variable Portfolio - New Dimensions Fund(R)
      base contract with no optional riders          101.22  135.50   162.37   241.88        21.22    65.50    112.37  241.88
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R) Variable Portfolio - S&P 500 Index Fund
      base contract with no optional riders           98.14  126.18   146.68   209.77        18.14    56.18     96.68  209.77
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R) Variable Portfolio - Small Cap Advantage Fund
      base contract with no optional riders          105.42  148.15   183.50   284.24        25.42    78.15    133.50  284.24
      optional Benefit Protector
      optional Benefit Protector Plus
AIM V.I. Capital Appreciation Fund
      base contract with no optional riders          101.63  136.74   164.45   246.08        21.63    66.74    114.45  246.08
      optional Benefit Protector
      optional Benefit Protector Plus
AIM V.I. Value Fund
      base contract with no optional riders          101.83  137.36   165.49   248.18        21.83    67.36    115.49  248.18
      optional Benefit Protector
      optional Benefit Protector Plus
Fidelity VIP III Balanced Portfolio (Service Class)
      base contract with no optional riders          100.19  132.40   157.16   231.28        20.19    62.40    107.16  231.28
      optional Benefit Protector
      optional Benefit Protector Plus
Fidelity VIP III Growth & Income Portfolio (Service Class)
      base contract with no optional riders          100.30  132.71   157.69   232.34        20.30    62.71    107.69  232.34
      optional Benefit Protector
      optional Benefit Protector Plus
Fidelity VIP III Mid Cap Portfolio (Service Class)
      base contract with no optional riders          101.83  137.36   165.49   248.18        21.83    67.36    115.49  248.18
      optional Benefit Protector
      optional Benefit Protector Plus





You would pay the following expenses on a $1,000 investment if you selected death benefit Option B (1.10% mortality and expense risk fee) and assuming a 5% annual return and ...(continued)

                                                                                              no withdrawal or selection
                                                       full withdrawal at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                   1 year   3 years  5 years 10 years      1 year   3 years 5 years  10 years
FTVIPT Franklin Small Cap Fund - Class 2
      base contract with no optional riders         $103.68 $142.92  $174.79  $266.88       $23.68   $72.92   $124.79 $266.88
      optional Benefit Protector
      optional Benefit Protector Plus
FTVIPT Mutual Shares Securities Fund - Class 2
      base contract with no optional riders          103.99  143.84   176.33   269.97        23.99    73.84    126.33  269.97
      optional Benefit Protector
      optional Benefit Protector Plus
FTVIPT Templeton International Securities Fund - Class 2
      base contract with no optional riders          104.70  146.00   179.92   277.13        24.70    76.00    129.92  277.13
      optional Benefit Protector
      optional Benefit Protector Plus
Galaxy VIP Asset Allocation Fund
      base contract with no optional riders          103.58  142.61   174.27   265.85        23.58    72.61    124.27  265.85
      optional Benefit Protector
      optional Benefit Protector Plus
Galaxy VIP Columbia High Yield Fund II
      base contract with no optional riders          109.62  160.69   204.27   324.92        29.62    90.69    154.27  324.92
      optional Benefit Protector
      optional Benefit Protector Plus
Galaxy VIP Equity Fund
      base contract with no optional riders          103.27  141.69   172.73   262.76        23.27    71.69    122.73  262.76
      optional Benefit Protector
      optional Benefit Protector Plus
Galaxy VIP Growth and Income Fund
      base contract with no optional riders          107.37  153.97   193.17   303.30        27.37    83.97    143.17  303.30
      optional Benefit Protector
      optional Benefit Protector Plus
Galaxy VIP High Quality Bond Fund
      base contract with no optional riders          102.04  137.98   166.52   250.28        22.04    67.98    116.52  250.28
      optional Benefit Protector
      optional Benefit Protector Plus
Galaxy VIP Small Company Growth Fund
      base contract with no optional riders          109.62  160.69   204.27   324.92        29.62    90.69    154.27  324.92
      optional Benefit Protector
      optional Benefit Protector Plus
Janus Aspen Series Aggressive Growth Portfolio: Service Shares
      base contract with no optional riders          102.65  139.83   169.63   256.54        22.65    69.83    119.63  256.54
      optional Benefit Protector
      optional Benefit Protector Plus
Janus Aspen Series Global Technology Portfolio: Service Shares
      base contract with no optional riders          102.86  140.45   170.66   258.61        22.86    70.45    120.66  258.61
      optional Benefit Protector
      optional Benefit Protector Plus
Janus Aspen Series Growth Portfolio Service Shares
      base contract with no optional riders          102.65  139.83   169.63   256.54        22.65    69.83    119.63  256.54
      optional Benefit Protector
      optional Benefit Protector Plus
MFS(R)Investors Trust Series - Service Class(previously MFS(R)Growth with Income Series)
      base contract with no optional riders          104.19  144.46   177.36   272.02        24.19    74.46    127.36  272.02
      optional Benefit Protector
      optional Benefit Protector Plus
MFS(R) New Discovery Series - Service Class
      base contract with no optional riders          106.14  150.30   187.08   291.30        26.14    80.30    137.08  291.30
      optional Benefit Protector
      optional Benefit Protector Plus
MFS(R) Total Return Series - Service Class
      base contract with no optional riders          104.50  145.38   178.90   275.09        24.50    75.38    128.90  275.09
      optional Benefit Protector
      optional Benefit Protector Plus
MFS(R) Utilities Series - Service Class
      base contract with no optional riders          104.60  145.69   179.41   276.11        24.60    75.69    129.41  276.11
      optional Benefit Protector
      optional Benefit Protector Plus





You would pay the following expenses on a $1,000 investment if you selected death benefit Option B (1.10% mortality and expense risk fee) and assuming a 5% annual return and ...(continued)

                                                                                              no withdrawal or selection
                                                       full withdrawal at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                   1 year   3 years  5 years 10 years      1 year   3 years 5 years  10 years
Putnam VT Growth and Income Fund - Class IB Shares
      base contract with no optional riders         $100.91 $134.57  $160.81  $238.71       $20.91   $64.57   $110.81 $238.71
      optional Benefit Protector
      optional Benefit Protector Plus
Putnam VT International Growth Fund - Class IB Shares
      base contract with no optional riders          105.42  148.15   183.50   284.24        25.42    78.15    133.50  284.24
      optional Benefit Protector
      optional Benefit Protector Plus
Putnam VT Vista Fund - Class IB Shares
      base contract with no optional riders          102.65  139.83   169.63   256.54        22.65    69.83    119.63  256.54
      optional Benefit Protector
      optional Benefit Protector Plus




You would pay the following expenses on a $1,000 investment in an annuity with death benefit Option A and 1.00% mortality and expense risk fee, assuming a 5% annual return and ...

                                                                                              no withdrawal or selection
                                                       full withdrawal at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                   1 year   3 years  5 years 10 years      1 year   3 years 5 years  10 years
AXP(R) Variable Portfolio - Cash Management Fund
      base contract with no optional riders         $ 99.17 $129.29  $151.93  $220.58       $19.17   $59.29   $101.93 $220.58
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R) Variable Portfolio - Diversified Equity Income Fund
      base contract with no optional riders          101.94  137.67   166.01   249.23        21.94    67.67    116.01  249.23
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R) Variable Portfolio - Emerging Markets Fund
      base contract with no optional riders          109.52  160.39   203.77   323.95        29.52    90.39    153.77  323.95
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R) Variable Portfolio - Extra Income Fund
      base contract with no optional riders          100.60  133.64   159.25   235.53        20.60    63.64    109.25  235.53
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R) Variable Portfolio - Managed Fund
      base contract with no optional riders           99.89  131.47   155.60   228.08        19.89    61.47    105.60  228.08
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R)Variable Portfolio - New Dimensions Fund(R)
      base contract with no optional riders          100.19  132.40   157.16   231.28        20.19    62.40    107.16  231.28
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R) Variable Portfolio - S&P 500 Index Fund
      base contract with no optional riders           97.12  123.06   141.40   198.86        17.12    53.06     91.40  198.86
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R) Variable Portfolio - Small Cap Advantage Fund
      base contract with no optional riders          104.40  145.07   178.38   274.07        24.40    75.07    128.38  274.07
      optional Benefit Protector
      optional Benefit Protector Plus





You would pay the following expenses on a $1,000 investment in an annuity with death benefit Option A and 1.00% mortality and expense risk fee, assuming a 5% annual return and ...(continued)

                                                                                              no withdrawal or selection
                                                       full withdrawal at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                   1 year   3 years  5 years 10 years      1 year   3 years 5 years  10 years
AIM V.I. Capital Appreciation Fund
      base contract with no optional riders         $100.60 $133.64  $159.25  $235.53       $20.60   $63.64   $109.25 $235.53
      optional Benefit Protector
      optional Benefit Protector Plus
AIM V.I. Value Fund
      base contract with no optional riders          100.81  134.26   160.29   237.65        20.81    64.26    110.29  237.65
      optional Benefit Protector
      optional Benefit Protector Plus
Fidelity VIP III Balanced Portfolio (Service Class)
      base contract with no optional riders           99.17  129.29   151.93   220.58        19.17    59.29    101.93  220.58
      optional Benefit Protector
      optional Benefit Protector Plus
Fidelity VIP III Growth & Income Portfolio (Service Class)
      base contract with no optional riders           99.27  129.60   152.46   221.65        19.27    59.60    102.46  221.65
      optional Benefit Protector
      optional Benefit Protector Plus
Fidelity VIP III Mid Cap Portfolio (Service Class)
      base contract with no optional riders          100.81  134.26   160.29   237.65        20.81    64.26    110.29  237.65
      optional Benefit Protector
      optional Benefit Protector Plus
FTVIPT Franklin Small Cap Fund - Class 2
      base contract with no optional riders          102.65  139.83   169.63   256.54        22.65    69.83    119.63  256.54
      optional Benefit Protector
      optional Benefit Protector Plus
FTVIPT Mutual Shares Securities Fund - Class 2
      base contract with no optional riders          102.96  140.76   171.18   259.65        22.96    70.76    121.18  259.65
      optional Benefit Protector
      optional Benefit Protector Plus
FTVIPT Templeton International Fund - Class 2
      base contract with no optional riders          103.68  142.92   174.79   266.88        23.68    72.92    124.79  266.88
      optional Benefit Protector
      optional Benefit Protector Plus
Galaxy VIP Asset Allocation Fund
      base contract with no optional riders          102.55  139.52   169.11   255.50        22.55    69.52    119.11  255.50
      optional Benefit Protector
      optional Benefit Protector Plus
Galaxy VIP Columbia High Yield Fund II
      base contract with no optional riders          108.60  157.64   199.24   315.15        28.60    87.64    149.24  315.15
      optional Benefit Protector
      optional Benefit Protector Plus
Galaxy VIPEquity Fund
      base contract with no optional riders          102.24  138.60   167.56   252.37        22.24    68.60    117.56  252.37
      optional Benefit Protector
      optional Benefit Protector Plus
Galaxy VIP Growth & Income Fund
      base contract with no optional riders          106.34  150.91   188.09   293.31        26.34    80.91    138.09  293.31
      optional Benefit Protector
      optional Benefit Protector Plus
Galaxy VIP High Quality Bond Fund
      base contract with no optional riders          100.01  134.88   161.33   239.76        21.01    64.88    111.33  239.76
      optional Benefit Protector
      optional Benefit Protector Plus
Galaxy VIP Small Company Growth Fund
      base contract with no optional riders          108.60  157.64   199.24   315.15        28.60    87.64    149.24  315.15
      optional Benefit Protector
      optional Benefit Protector Plus
Janus Aspen Series Aggressive Growth Portfolio: Service Shares
      base contract with no optional riders          101.63  136.74   164.45   246.08        21.63    66.74    114.45  246.08
      optional Benefit Protector
      optional Benefit Protector Plus
Janus Aspen Series Global Technology Portfolio: Service Shares
      base contract with no optional riders          101.83  137.36   165.49   248.18        21.83    67.36    115.49  248.18
      optional Benefit Protector
      optional Benefit Protector Plus





You would pay the following expenses on a $1,000 investment in an annuity with death benefit Option A and 1.00% mortality and expense risk fee, assuming a 5% annual return and ...(continued)

                                                                                              no withdrawal or selection
                                                       full withdrawal at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                   1 year   3 years  5 years 10 years      1 year   3 years 5 years  10 years
Janus Aspen Series Growth Portfolio Service Shares
      base contract with no optional riders         $101.63 $136.74  $164.45  $246.08       $21.63   $66.74   $114.45 $246.08
      optional Benefit Protector
      optional Benefit Protector Plus
MFS(R)Investors Trust Series - Service Class (previously MFS(R)Growth with Income Series)
      base contract with no optional riders          103.17  141.38   172.21   261.72        23.17    71.38    122.21  261.72
      optional Benefit Protector
      optional Benefit Protector Plus
MFS(R) New Discovery Series - Service Class
      base contract with no optional riders          105.11  147.23   181.97   281.20        25.11    77.23    131.97  281.20
      optional Benefit Protector
      optional Benefit Protector Plus
MFS(R) Total Return Series - Service Class
      base contract with no optional riders          103.47  142.30   173.76   264.82        23.47    72.30    123.76  264.82
      optional Benefit Protector
      optional Benefit Protector Plus
MFS(R) Utilities Series - Service Class
      base contract with no optional riders          103.58  142.61   174.27   265.85        23.58    72.61    124.27  265.85
      optional Benefit Protector
      optional Benefit Protector Plus
Putnam VT Growth and Income Fund - Class IB Shares
      base contract with no optional riders           99.89  131.47   155.60   228.08        19.89    61.47    105.60  228.08
      optional Benefit Protector
      optional Benefit Protector Plus
Putnam VT International Growth Fund - Class IB Shares
      base contract with no optional riders          104.40  145.07   178.38   274.07        24.40    75.07    128.38  274.07
      optional Benefit Protector
      optional Benefit Protector Plus
Putnam VT Vista Fund - Class IB Shares
      base contract with no optional riders          101.63  136.74   164.45   246.08        21.63    66.74    114.45  246.08
      optional Benefit Protector
      optional Benefit Protector Plus



* In these examples, the $30 contract administrative charge is approximated as a 0.040% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.

You should not consider these examples as representations of past or future expenses. Actual expenses may be more or less than those shown.


Condensed Financial Information

(Unaudited)

The following tables give per-unit  information  about the financial  history of each subaccount.
Year ended Dec. 31,                                                                                   2000         1999
Subaccount PCMG1(1) (Investing in shares of AXP(R)Variable Portfolio - Cash Management Fund)
Accumulation unit value at beginning of period                                                       $1.01        $1.00
Accumulation unit value at end of period                                                             $1.05        $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%
Simple yield(3)                                                                                      4.70%        4.62%
Compound yield(3)                                                                                    4.81%        4.73%

Subaccount PCMG2(2) (Investing in shares of AXP(R)Variable Portfolio - Cash Management Fund)
Accumulation unit value at beginning of period                                                       $1.01        $1.00
Accumulation unit value at end of period                                                             $1.05        $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%
Simple yield(3)                                                                                      4.58%        4.82%
Compound yield(3)                                                                                    4.68%        4.93%

Subaccount PDEI1(1) (Investing in shares of AXP(R)Variable Portfolio - Diversified Equity Income Fund)
Accumulation unit value at beginning of period                                                       $1.02        $1.00
Accumulation unit value at end of period                                                             $1.00        $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                244           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PDEI2(2) (Investing in shares of AXP(R)Variable Portfolio - Diversified Equity Income Fund)
Accumulation unit value at beginning of period                                                       $1.02        $1.00
Accumulation unit value at end of period                                                             $1.00        $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount PEMK1(4) (Investing in shares of AXP(R)Variable Portfolio - Emerging Markets Fund)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $0.92           --
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount PEMK2(4) (Investing in shares of AXP(R)Variable Portfolio - Emerging Markets Fund)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $0.92           --
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.15%           --

Subaccount PEXI1(1) (Investing in shares of AXP(R)Variable Portfolio - Extra Income Fund)
Accumulation unit value at beginning of period                                                       $1.03        $1.00
Accumulation unit value at end of period                                                             $0.92        $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                278           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PEXI2(2) (Investing in shares of AXP(R)Variable Portfolio - Extra Income Fund)
Accumulation unit value at beginning of period                                                       $1.03        $1.00
Accumulation unit value at end of period                                                             $0.92        $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%



Subaccount PMGD1(1) (Investing in shares of AXP(R)Variable Portfolio - Managed Fund)
Accumulation unit value at beginning of period                                                       $1.08        $1.00
Accumulation unit value at end of period                                                             $1.04        $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                  5           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PMGD2(2) (Investing in shares of AXP(R)Variable Portfolio - Managed Fund)
Accumulation unit value at beginning of period                                                       $1.08        $1.00
Accumulation unit value at end of period                                                             $1.04        $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                  1           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount PNDM1(1) (Investing in shares of AXP(R)Variable Portfolio - New Dimensions Fund(R))
Accumulation unit value at beginning of period                                                       $1.15        $1.00
Accumulation unit value at end of period                                                             $1.03        $1.15
Number of accumulation units outstanding at end of period (000 omitted)                              1,937           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PNDM2(2) (Investing in shares of AXP(R)Variable Portfolio - New Dimensions Fund(R))
Accumulation unit value at beginning of period                                                       $1.15        $1.00
Accumulation unit value at end of period                                                             $1.04        $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                  9           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount  PSPF1(4) (Investing in shares of AXP(R) Variable Portfolio - S&P 500
Index Fund)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $0.94           --
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount  PSPF2(4) (Investing in shares of AXP(R) Variable Portfolio - S&P 500
Index Fund)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $0.94           --
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.15%           --

Subaccount PSCA1(1) (Investing in shares of AXP(R)Variable Portfolio - Small Cap Advantage Fund)
Accumulation unit value at beginning of period                                                       $1.11        $1.00
Accumulation unit value at end of period                                                             $1.14        $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                 85           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PSCA2(2) (Investing in shares of AXP(R)Variable Portfolio - Small Cap Advantage Fund)
Accumulation unit value at beginning of period                                                       $1.11        $1.00
Accumulation unit value at end of period                                                             $1.15        $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount PCAP1(1) (Investing in shares of AIM V.I. Capital Appreciation Fund)
Accumulation unit value at beginning of period                                                       $1.26        $1.00
Accumulation unit value at end of period                                                             $1.11        $1.26
Number of accumulation units outstanding at end of period (000 omitted)                              1,103           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%



Subaccount PCAP2(2) (Investing in shares of AIM V.I. Capital Appreciation Fund)
Accumulation unit value at beginning of period                                                       $1.26        $1.00
Accumulation unit value at end of period                                                             $1.11        $1.26
Number of accumulation units outstanding at end of period (000 omitted)                                 29           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount PVAL1(1) (Investing in shares of AIM V.I. Value Fund)
Accumulation unit value at beginning of period                                                       $1.11        $1.00
Accumulation unit value at end of period                                                             $0.94        $1.11
Number of accumulation units outstanding at end of period (000 omitted)                              4,769           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PVAL2(2) (Investing in shares of AIM V.I. Value Fund)
Accumulation unit value at beginning of period                                                       $1.11        $1.00
Accumulation unit value at end of period                                                             $0.94        $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount PBAL1(1) (Investing in shares of Fidelity VIP III Balanced Portfolio (Service Class))
Accumulation unit value at beginning of period                                                       $1.02        $1.00
Accumulation unit value at end of period                                                             $0.96        $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                 66           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PBAL2(2) (Investing in shares of Fidelity VIP III Balanced Portfolio (Service Class))
Accumulation unit value at beginning of period                                                       $1.02        $1.00
Accumulation unit value at end of period                                                             $0.96        $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount PGRI1(1) (Investing in shares of Fidelity VIP III Growth & Income Portfolio (Service Class))
Accumulation unit value at beginning of period                                                       $1.03        $1.00
Accumulation unit value at end of period                                                             $0.98        $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                 85           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PGRI2(2) (Investing in shares of Fidelity VIP III Growth & Income Portfolio (Service Class))
Accumulation unit value at beginning of period                                                       $1.03        $1.00
Accumulation unit value at end of period                                                             $0.98        $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                  3           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount PMDC1(1) (Investing in shares of Fidelity VIP III Mid Cap Portfolio (Service Class))
Accumulation unit value at beginning of period                                                       $1.24        $1.00
Accumulation unit value at end of period                                                             $1.63        $1.24
Number of accumulation units outstanding at end of period (000 omitted)                                206           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PMDC2(2) (Investing in shares of Fidelity VIP III Mid Cap Portfolio (Service Class))
Accumulation unit value at beginning of period                                                       $1.24        $1.00
Accumulation unit value at end of period                                                             $1.63        $1.24
Number of accumulation units outstanding at end of period (000 omitted)                                 11           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount  PSMC1(1)  (Investing in shares of FTVIPT  Franklin  Small Cap Fund - Class 2)
Accumulation unit value at beginning of period                                                       $1.43        $1.00
Accumulation unit value at end of period                                                             $1.21        $1.43
Number of accumulation units outstanding at end of period (000 omitted)                                855           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount  PSMC2(2)  (Investing in shares of FTVIPT  Franklin  Small Cap Fund - Class 2)
Accumulation unit value at beginning of period                                                       $1.43        $1.00
Accumulation unit value at end of period                                                             $1.21        $1.43
Number of accumulation units outstanding at end of period (000 omitted)                                 21           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%



Subaccount PMSS1(1) (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)
Accumulation unit value at beginning of period                                                       $1.03        $1.00
Accumulation unit value at end of period                                                             $1.16        $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PMSS2(2) (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)
Accumulation unit value at beginning of period                                                       $1.03        $1.00
Accumulation unit value at end of period                                                             $1.16        $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                  5           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount PINT1(1) (Investing in shares of FTVIPT Templeton International Securities Fund - Class 2)
Accumulation unit value at beginning of period                                                       $1.13        $1.00
Accumulation unit value at end of period                                                             $1.09        $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                 16           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PINT2(2) (Investing in shares of FTVIPT Templeton International Securities Fund - Class 2)
Accumulation unit value at beginning of period                                                       $1.13        $1.00
Accumulation unit value at end of period                                                             $1.09        $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                 12           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount PGAA1(4) (Investing in shares of Galaxy VIP Asset Allocation Fund)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $0.96           --
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount PGAA2(4) (Investing in shares of Galaxy VIP Asset Allocation Fund)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $0.96           --
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.15%           --

Subaccount PCHY1(4) (Investing in shares of Galaxy VIP Columbia High Yield Fund II)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $1.02           --
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount PCHY2(4) (Investing in shares of Galaxy VIP Columbia High Yield Fund II)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $1.02           --
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.15%           --

Subaccount PEQU1(4) (Investing in shares of Galaxy VIP Equity Fund)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $0.95           --
Number of accumulation units outstanding at end of period (000 omitted)                                 12           --
Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount PEQU2(4) (Investing in shares of Galaxy VIP Equity Fund)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $0.95           --
Number of accumulation units outstanding at end of period (000 omitted)                                  2           --
Ratio of operating expense to average net assets                                                     1.15%           --



Subaccount PGGI1(4) (Investing in shares of Galaxy VIP Growth and Income Fund)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $1.04           --
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount PGGI2(4) (Investing in shares of Galaxy VIP Growth and Income Fund)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $1.04           --
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.15%           --

Subaccount PHQB1(4) (Investing in shares of Galaxy VIP High Quality Bond Fund)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $1.04           --
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount PHQB2(4) (Investing in shares of Galaxy VIP High Quality Bond Fund)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $1.04           --
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.15%           --

Subaccount PSCG1(4) (Investing in shares of Galaxy VIP Small Company Growth Fund)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $0.95           --
Number of accumulation units outstanding at end of period (000 omitted)                                 17           --
Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount PSCG2(4) (Investing in shares of Galaxy VIP Small Company Growth Fund)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $0.95           --
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.15%           --

Subaccount PJAG1(4) (Investing in shares of Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $0.76           --
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount PJAG2(4) (Investing in shares of Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $0.76           --
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.15%           --

Subaccount PJGT1(4) (Investing in shares of Janus Aspen Series Global Technology Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $0.72           --
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount PJGT2(4) (Investing in shares of Janus Aspen Series Global Technology Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $0.72           --
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.15%           --



Subaccount PJGP1(4) (Investing in shares of Janus Aspen Series Growth Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $0.87           --
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount PJGP2(4) (Investing in shares of Janus Aspen Series Growth Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $0.87           --
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.15%           --

Subaccount PSGI1(4) (Investing in shares of MFS(R)Investors Trust Series - Service Class
(previously MFS(R)Growth with Income Series))
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $0.99           --
Number of accumulation units outstanding at end of period (000 omitted)                                 16           --
Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount PSGI2(4) (Investing in shares of MFS(R)Investors Trust Series - Service Class
(previously MFS(R)Growth with Income Series))
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $0.99           --
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.15%           --

Subaccount PSND1(5) (Investing in shares of MFS(R)New Discovery Series - Service Class)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $0.93           --
Number of accumulation units outstanding at end of period (000 omitted)                                 35           --
Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount PSND2(4) (Investing in shares of MFS(R)New Discovery Series - Service Class)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $0.93           --
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.15%           --

Subaccount PSTR1(5) (Investing in shares of MFS(R)Total Return Series - Service Class)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $1.06           --
Number of accumulation units outstanding at end of period (000 omitted)                                 23           --
Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount PSTR2(4) (Investing in shares of MFS(R)Total Return Series - Service Class)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $1.06           --
Number of accumulation units outstanding at end of period (000 omitted)                                  2           --
Ratio of operating expense to average net assets                                                     1.15%           --

Subaccount PSUT1(4) (Investing in shares of MFS(R)Utilities Series - Service Class)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $1.01           --
Number of accumulation units outstanding at end of period (000 omitted)                                  7           --
Ratio of operating expense to average net assets                                                     1.25%           --

Subaccount PSUT2(4) (Investing in shares of MFS(R)Utilities Series - Service Class)
Accumulation unit value at beginning of period                                                       $1.00           --
Accumulation unit value at end of period                                                             $1.01           --


Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.15%           --

Subaccount  PGIN1(1)  (Investing in shares of Putnam VT Growth and Income Fund - Class IB Shares)
Accumulation unit value at beginning of period                                                       $0.97        $1.00
Accumulation unit value at end of period                                                             $1.03        $0.97
Number of accumulation units outstanding at end of period (000 omitted)                                146           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount  PGIN2(2)  (Investing in shares of Putnam VT Growth and Income Fund - Class IB Shares)
Accumulation unit value at beginning of period                                                       $0.97        $1.00
Accumulation unit value at end of period                                                             $1.03        $0.97
Number of accumulation units outstanding at end of period (000 omitted)                                 59           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount PIGR1(1) (Investing in shares of Putnam VT International Growth Fund - Class IB Shares)
Accumulation unit value at beginning of period                                                       $1.29        $1.00
Accumulation unit value at end of period                                                             $1.15        $1.29
Number of accumulation units outstanding at end of period (000 omitted)                              2,474           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PIGR2(2) (Investing in shares of Putnam VT International Growth Fund - Class IB Shares)
Accumulation unit value at beginning of period                                                       $1.29        $1.00
Accumulation unit value at end of period                                                             $1.15        $1.29
Number of accumulation units outstanding at end of period (000 omitted)                                 30           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount  PVIS1(1)  (Investing  in shares  of Putnam VT Vista  Fund - Class IB Shares)
Accumulation unit value at beginning of period                                                       $1.30        $1.00
Accumulation unit value at end of period                                                             $1.23        $1.30
Number of accumulation units outstanding at end of period (000 omitted)                              1,798           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount  PVIS2(2)  (Investing  in shares  of Putnam VT Vista  Fund - Class IB Shares)
Accumulation unit value at beginning of period                                                       $1.30        $1.00
Accumulation unit value at end of period                                                             $1.23        $1.30
Number of accumulation units outstanding at end of period (000 omitted)                                 19           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

(1) Operations commenced on Nov. 9, 1999.
(2) Operations commenced on Nov. 11, 1999.
(3) Net of annual contract administrative charge and mortality and expense risk fee.
(4) Operations commenced on Oct. 23, 2000.
(5) Operations commenced on May 30, 2000.


Financial Statements


You can find our audited financial statements of the subaccounts in the SAI. You can find our audited financial statements later in this prospectus.


Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:


o contract  administrative  charge,
o variable account  administrative charge,
o Benefit  Protector(SM) Death Benefit Rider fee (if applicable),
o Benefit  Protector(SM) Plus Death Benefit Rider fee (if applicable),
o mortality and expense risk fee, and
o withdrawal charge (assuming a full withdrawal at the end of the illustrated period).


We also show optional total return quotations that do not reflect a withdrawal charge deduction (assuming no withdrawal). We may show total return quotations by means of schedules, charts or graphs.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.


The Variable Account and the Funds

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:



----------------- --------------------------- ------------------------------------------- ---------------------------------------
Subaccount        Investing In                Investment Objectives and Policies          Investment Advisor or Manager
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PCMG1 PCMG2       AXP(R)Variable Portfolio -  Objective: maximum current income           IDS Life Insurance Company (IDS
                  Cash Management Fund        consistent with liquidity and stability     Life), investment manager; American
                                              of principal. Invests in money market       Express Financial Corporation (AEFC),
                                              securities.                                 investment advisor.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PDEI1 PDEI2       AXP(R)Variable Portfolio -  Objective: high level of current income     IDS Life, investment manager; AEFC,
                  Diversified Equity Income   and, as a secondary goal, steady growth     investment advisor.
                  Fund                        of capital. Invests primarily in
                                              dividend-paying common and preferred
                                              stocks.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PEMK1 PEMK2       AXP(R)Variable Portfolio -  Objective: long-term capital growth.        IDS Life, investment manager; AEFC,
                  Emerging Markets Fund       Invests primarily in equity securities of   investment advisor; American Express
                                              companies in emerging markets.              Asset Management International, Inc.,
                                                                                          a wholly-owned subsidiary of AEFC, is
                                                                                          the sub-investment advisor.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PEXI1 PEXI2       AXP(R)Variable Portfolio -  Objective: high current income, with        IDS Life, investment manager; AEFC,
                  Extra Income Fund           capital growth as a secondary objective.    investment advisor.
                                              Invests primarily in high-yielding,
                                              high-risk corporate bonds issued by U.S.
                                              and foreign companies and governments.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PMGD1 PMGD2       AXP(R)Variable Portfolio -  Objective: maximum total investment         IDS Life, investment manager; AEFC,
                  Managed Fund                return through a combination of capital     investment advisor.
                                              growth and current income. Invests
                                              primarily  in  a  combination   of
                                              common   and   preferred   stocks,
                                              convertible securities,  bonds and
                                              other debt securities.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PNDM1 PNDM2       AXP(R)Variable Portfolio -  Objective: long-term growth of capital.     IDS Life, investment manager; AEFC,
                  New Dimensions Fund(R)      Invests primarily in common stocks of       investment advisor.
                                              U.S. and foreign companies showing
                                              potential for significant growth.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PSPF1 PSPF2       AXP(R)Variable Portfolio -  Objective: long-term capital                IDS Life, investment manager; AEFC,
                  S&P 500 Index Fund          appreciation. Invests primarily in          investment advisor.
                                              securities  that are  expected  to
                                              provide  investment  results  that
                                              correspond to the  performance  of
                                              the S&P 500 Index.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PSCA1 PSCA2       AXP(R)Variable Portfolio -  Objective: long-term capital growth.        IDS Life, investment manager; AEFC,
                  Small Cap Advantage Fund    Invests primarily in equity stocks of       investment advisor; Kenwood Capital
                                              small companies that are often included     Management LLC, sub-investment advisor.
                                              in the S&P SmallCap 600 Index or the
                                              Russell 2000(R)Index.
----------------- --------------------------- ------------------------------------------- ---------------------------------------



----------------- --------------------------- ------------------------------------------- ---------------------------------------
PCAP1 PCAP2       AIM V.I. Capital            Objective: growth of capital. Invests       A I M Advisors, Inc.
                  Appreciation Fund           principally in common stocks of companies
                                              likely  to  benefit  from  new  or
                                              innovative  products,  services or
                                              processes  as well as  those  with
                                              above-average     and    excellent
                                              prospects for future growth.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PVAL1 PVAL2       AIM V.I. Value Fund         Objective: long-term growth of capital      A I M Advisors, Inc.
                                              with income as a secondary objective.
                                              Invests primarily in equity securities
                                              judged to be undervalued relative to the
                                              investment advisor's appraisal of the
                                              current or projected earnings of the
                                              companies issuing the securities, or
                                              relative to current market values of
                                              assets owned by the companies issuing the
                                              securities, or relative to the equity
                                              market generally.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PBAL1 PBAL2       Fidelity VIP III Balanced   Objective: income and growth of capital.    Fidelity Management & Research
                  Portfolio (Service Class)   Invests primarily in a diversified          Company (FMR), investment manager;
                                              portfolio of equity and fixed-income        FMR U.K., FMR Far East and Fidelity
                                              securities with income, growth of income,   Investments Money Market Management
                                              and capital appreciation potential.         Inc. (FIMM), sub-investment advisors.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PGRI1 PGRI2       Fidelity VIP III Growth &   Objective: high total return through a      FMR, investment manager; FMR U.K. and
                  Income Portfolio (Service   combination of current income and capital   FMR Far East, sub-investment advisors.
                  Class)                      appreciation. Invests primarily in common
                                              stocks  with a focus on those that
                                              pay  current  dividends  and  show
                                              potential        for       capital
                                              appreciation.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PMDC1 PMDC2       Fidelity VIP III Mid Cap    Objective: long-term growth of capital.     FMR, investment manager; FMR U.K. and
                  Portfolio (Service Class)   Invests primarily in medium market          FMR Far East, sub-investment advisors.
                                              capitalization common stocks.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PSMC1 PSMC2       FTVIPT Franklin Small Cap   Objective: long-term capital growth.        Franklin Advisers, Inc.
                  Fund - Class 2              Invests primarily in equity securities of
                                              U.S. small  capitalization  (small
                                              cap)  companies  with  market  cap
                                              values  not   exceeding  (i)  $1.5
                                              billion,   or  (ii)  the   highest
                                              market   value  to  those  in  the
                                              Russell  2000(R) Index,  whichever
                                              is   greater,   at  the   time  of
                                              purchase.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PMSS1 PMSS2       FTVIPT Mutual Shares        Objective: capital appreciation with        Franklin Mutual Advisers, LLC
                  Securities Fund - Class 2   income as a secondary goal. Invests
                                              primarily in equity  securities of
                                              companies    that   the    manager
                                              believes  are  available at market
                                              prices less than their value based
                                              on certain recognized or objective
                                              criteria (intrinsic value).
----------------- --------------------------- ------------------------------------------- ---------------------------------------


----------------- --------------------------- ------------------------------------------- ---------------------------------------
PINT1 PINT2       FTVIPT Templeton            Objective: long-term capital growth.        Templeton Investment Counsel, LCC
                  International Securities    Invests primarily in equity securities of
                  Fund - Class 2              companies located outside the U.S.,
                                              including those in emerging markets.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PGAA1 PGAA2       Galaxy VIP Asset            Objective: high total return. Invests       Fleet Investment Advisors Inc.
                  Allocation Fund             primarily in a diversified portfolio of     (Fleet), investment advisor.
                                              equity, bond, and short-term obligations.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PCHY1 PCHY2       Galaxy VIP Columbia High    Objective: high level of current income     Columbia Management Co. (Columbia),
                  Yield Fund II               with capital appreciation as a secondary    investment advisor.
                                              objective. Invests primarily in
                                              high-yielding corporate debt securities,
                                              such as bonds, debentures and notes.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PEQU1 PEQU2       Galaxy VIP Equity Fund      Objective: long-term growth of capital.     Fleet Investment Advisors Inc.,
                                              Invests primarily in stocks of companies    investment advisor.
                                              that the Fund's investment advisor
                                              believes have above-average earnings
                                              potential.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PGGI1 PGGI2       Galaxy VIP Growth and       Objective: relatively high total return     Fleet Investment Advisors Inc.,
                  Income Fund                 through long-term capital appreciation      investment advisor.
                                              and current income. Invests primarily in
                                              common stocks of U.S. companies with
                                              large market capitalization.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PHQB1 PHQB2       Galaxy VIP High Quality     Objective: high level of current income     Fleet Investment Advisors Inc.,
                  Bond Fund                   consistent with prudent risk of capital.    investment advisor.
                                              Invests  primarily in  obligations
                                              issued or  guaranteed  by the U.S.
                                              Government,    as   well   as   in
                                              corporate debt obligations such as
                                              notes and bonds.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PSCG1 PSCG2       Galaxy VIP Small Company    Objective: capital appreciation. Invests    Fleet Investment Advisors Inc.,
                  Growth Fund                 primarily in common stocks of small         investment advisor.
                                              companies that have market capitalization
                                              of $1.5 billion or less.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PJAG1 PJAG2       Janus Aspen Series          Objective: long-term growth of capital.     Janus Capital
                  Aggressive Growth           Non-diversified mutual fund that invests
                  Portfolio: Service Shares   primarily in common stocks selected for
                                              their   growth    potential    and
                                              normally  invests  at least 50% of
                                              its equity assets in  medium-sized
                                              companies.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PJGT1 PJGT2       Janus Aspen Series Global   Objective: long-term growth of capital.     Janus Capital
                  Technology Portfolio:       Non-diversified mutual fund that invests
                  Service Shares              primarily in equity securities of U.S.
                                              and foreign companies selected for
                                              their growth  potential.  Normally
                                              invests  at least 65% of assets in
                                              securities  of companies  that the
                                              manager   believes   will  benefit
                                              significantly from advancements or
                                              improvements in technology.
----------------- --------------------------- ------------------------------------------- ---------------------------------------


----------------- --------------------------- ------------------------------------------- ---------------------------------------
PJGP1 PJGP2       Janus Aspen Series Growth   Objective: long-term growth of capital in   Janus Capital
                  Portfolio: Service Shares   a manner consistent with the preservation
                                              of capital. Invests primarily in common
                                              stocks selected for their growth
                                              potential.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PSGI1 PSGI2       MFS(R)Investors Trust        Objective: long-term growth of capital      MFS Investment Management(R)
                  Series - Service Class      with a secondary objective to seek
                  (previously MFS(R)Growth     reasonable current income. Invests
                  with Income Series)         primarily in common stocks and related
                                              securities,   such  as   preferred
                                              stocks, convertible securities and
                                              depository   receipts   for  those
                                              securities.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PSND1 PSND2       MFS(R)New Discovery Series   Objective: capital appreciation. Invests    MFS Investment Management(R)
                  - Service Class             primarily in equity securities of
                                              emerging growth companies.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PSTR1 PSTR2       MFS(R)Total Return Series    Objective: above-average income             MFS Investment Management(R)
                  - Service Class             consistent with the prudent employment of
                                              capital,  with  growth of  capital
                                              and   income   as   a    secondary
                                              objective.  Invests primarily in a
                                              combination  of  equity  and fixed
                                              income securities.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PSUT1 PSUT2       MFS(R)Utilities Series -     Objective: capital growth and current       MFS Investment Management(R)
                  Service Class               income. Invests primarily in equity and
                                              debt securities of domestic and foreign
                                              companies in the utilities industry.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PGIN1 PGIN2       Putnam VT Growth and        Objective: capital growth and current       Putnam Investment Management, LLC
                  Income Fund - Class IB      income. Invests mainly in common stocks
                  Shares                      of U.S. companies with a focus on value
                                              stocks that offer the potential for
                                              capital growth, current income, or both.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PIGR1 PIGR2       Putnam VT International     Objective: capital appreciation. Invests    Putnam Investment Management, LLC
                  Growth Fund - Class IB      mainly in stocks outside the United
                  Shares                      States that reflect a value lower than
                                              that   which   Putnam   Management
                                              places  on the  company  or  whose
                                              earnings  we believe are likely to
                                              grow over time.
----------------- --------------------------- ------------------------------------------- ---------------------------------------
----------------- --------------------------- ------------------------------------------- ---------------------------------------
PVIS1 PVIS2       Putnam VT Vista Fund -      Objective: capital appreciation. Invests    Putnam Investment Management, LLC
                  Class IB Shares             mainly in common stocks of mid-sized U.S.
                                              companies with a focus on growth stocks.
----------------- --------------------------- ------------------------------------------- ---------------------------------------


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.



The Fixed Accounts

GUARANTEE PERIOD ACCOUNTS (GPAS)

You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you allocate money to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.

The minimum guaranteed interest rate on the GPAs is 3%.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns available on investments backing these annuities, product design, competition and American Enterprise Life's revenues and other expenses. We cannot predict nor can we guarantee future guaranteed interest rates above the 3% rate.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) At that time you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period, we will automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

o Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;
o Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch -- or are rated in the two highest grades by the National Association of Insurance Commissioners;
o Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and
o Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA for the same time as the Guarantee Period remaining on your GPA:

                If your GPA rate is:                              The MVA is:

         Less than the new GPA rate + 0.10%                       Negative

         Equal to the new GPA rate + 0.10%                        Zero

         Greater than the new GPA rate + 0.10%                    Positive

General Examples:

Assume:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

o After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

Example 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

Example 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

Sample MVA Calculations:

The precise MVA formula we apply is as follows:

                                                to the power of n/12
 Early withdrawal amount  x  [(     1 + i     )                      -1] = MVA
                                 ------------
                                 1 + j + .001

     Where:   i=   rate  earned  in  the  GPA  from  which   amounts  are  being
                   transferred or withdrawn.

              j= current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

              n= number of months remaining in the current Guarantee Period (rounded up).

Examples:

Using assumptions similar to those we used in the examples above:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

o After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Example 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:


                                      to the power of 84/12
    $1,000  x    [(       1.045     )                        - 1 ] = - $39.28
                     ---------------
                      1 + .05 + .001

In this example, the MVA is a negative $39.28.

Example 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

                                      to the power of 84/12
    $1,000  x    [(       1.045     )                       - 1 ] = $27.21
                     ---------------
                      1 + .04 + .001


In this example, the MVA is a positive $27.21.

Please note that when you allocate your purchase payment to the ten-year GPA and you have begun your fourth contract year at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for the annual contract administrative charge, to amounts we pay as death claims or to automatic transfers from the two-year Guarantee Period Account. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT

You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and the American Enterprise Life's revenues and expenses.

Interest in the one-year fixed account is not required to be registered with the SEC. However, the Market Value Adjustment interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the Market Value Adjustment interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)


Buying Your Contract



Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or be the annuitant if you are 90 or younger.


When you apply, you may select:



o the one-year fixed account, Guarantee Period Accounts and/or subaccounts in which you want to invest(1);
o  how you want to make purchase  payments;
o  the date you want to start receiving annuity payouts (the retirement date);
o  a death  benefit  option(2);
o  the optional  Benefit  Protector(SM)  Death  Benefit Rider(3);
o  the optional Benefit Protector(SM) Plus Death Benefit Rider(3);  and
o  a beneficiary.

(1) Some states restrict the amount you can allocate to the fixed accounts. GPAs are not available in all states.
(2) Death benefit Option B is available if you and the annuitant are 78 or younger at contract issue. If either you or the annuitant are 79 or older at contract issue death benefit Option A will apply.
(3) Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.

The contract provides for allocation of purchase payments to the subaccounts and/or to the fixed accounts in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed accounts and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline the application and return your payment. We will credit the additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.


In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date. In Massachusetts, you may make additional purchase payments for ten years only.

THE RETIREMENT DATE

Annuity payouts are to begin on the retirement date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the retirement date must be:

o  no earlier than the 30th day after the contract's effective date; and
o  no  later  than  the  annuitant's   85th  birthday  (or  the  tenth  contract
   anniversary, if later).

For qualified annuities (except Roth IRAs), to avoid IRS penalty taxes, the retirement date generally must be:

o  on or after the date the annuitant reaches age 591/2; and
o for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 701/2.


If you take the minimum IRA distribution as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. In Pennsylvania, annuity payouts must start no later than annuitant's 82nd birthday or the eighth contract anniversary.



BENEFICIARY



We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)


PURCHASE PAYMENTS


Minimum initial purchase payment:
   $5,000 for contracts issued in South Carolina, Texas, and Washington $2,000 for contracts issued in all other states

Minimum additional purchase payments:
   $50 for SIPs
   $100 for all other payment plans


Maximum total purchase payments (without prior approval):
   $1,000,000 for issue ages up to 85
   $100,000 for issue ages 86 to 90

HOW TO MAKE PURCHASE PAYMENTS

1 By letter:

Send your check along with your name and contract number to:

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474

2 By SIP:

Contact your sales representative to complete the necessary SIP paperwork.

Charges

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATION CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals either 1.00% or 1.10% of their average daily net assets on an annual basis depending on the death benefit option that applies to your contract. If death benefit Option A applies, the mortality and expense risk fee is 1.00%. If death benefit Option B applies, the mortality and expense risk fee is 1.10%. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed accounts.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.


BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.75%.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.

(1) Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.


WITHDRAWAL CHARGE



A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within seven years before withdrawal. In addition, amounts withdrawn from a Guarantee Period Account more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustment (MVA).")


For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:


1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.


NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.


3. Next, we withdraw purchase payments received eight or more years before the withdrawal and not previously withdrawn. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received in the seven years before the withdrawal on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.


We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments withdrawn.

               Years from purchase                         Withdrawal charge
                 payment receipt                              percentage
                         1                                        8%
                         2                                        8
                         3                                        7
                         4                                        6
                         5                                        5
                         6                                        4
                         7                                        2
                         Thereafter                               0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

Example: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.26. We determine this amount as follows:

             Amount requested        or    $1,000 = $1,075.26
        ------------------------           ------
        1.00 - withdrawal charge             .93

By applying the 7% withdrawal charge to $1,075.26, the withdrawal charge is $75.26. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

Withdrawal charge under Annuity Payout Plan E -- Payouts for a specified period:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.10% if the assumed investment rate is 3.5% and 6.60% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your withdrawal charge exce ed 9% of the amount available for payouts under the plan.

Withdrawal charge calculation example
The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

o The contract date is July 1, 2001 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

o  We received these payments:
   -- $10,000 July 1, 2001;
   -- $8,000 Dec. 31, 2006;
   -- $6,000 Feb. 20, 2009; and

o The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2011 and had not made any other withdrawals during that contract year; and

o
The prior anniversary July 1, 2011 contract value was $38,488.

 Withdrawal charge       Explanation
       $ 0               $3,848.80 is 10% of the prior anniversary contract
                         value withdrawn without withdrawal charge; and

         0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

         0 $10,000 July 1, 2001 payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and

       400 $8,000 Dec. 31, 2006 payment is in its fifth year from receipt, withdrawn with a 5% withdrawal charge; and


       420 $6,000 Feb. 20, 2009 payment is in its third year from receipt, withdrawn with a 7% withdrawal charge.

      $820

Waiver of withdrawal charge We do not assess a withdrawal charge for:

o   withdrawals of any contract earnings;
o withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent they exceed contract earnings;
o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);
o   contracts settled using an annuity payout plan;
o   death benefits;
o withdrawals you make under your contract's "Waiver of Withdrawal Charges" provision. To the extent permitted by state law, your contract will include this provision when the owner and annuitant are under age 76 on the date we issue the contract. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and

o to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

Valuing Your Investment

We value your accounts as follows:


FIXED ACCOUNTS

We value the amounts you allocated to the fixed accounts directly in dollars. The value of a fixed account equals:

o the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the Guarantee Period Accounts;
o   plus interest credited;
o minus the sum of amounts withdrawn after the MVA (including any applicable withdrawal charges) and amounts transferred out;
o   minus any prorated contract administrative charge;
o minus any prorated portion of the Benefit Protector(SM) Death Benefit Rider fee (if applicable); and
o minus any prorated portion of the Benefit Protector(SM) Plus Death Benefit Rider fee (if applicable).


SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o   dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways-- in number and in value.

The number of accumulation units you own may fluctuate due to:


o   additional  purchase  payments you allocated to the  subaccounts;
o   transfers into or out of the subaccounts;
o   partial withdrawals;
o   withdrawal charges;
o   prorated portions of contract administrative charge;
o prorated portions of the Benefit Protector(SM) Death Benefit Rider fee (if selected); and/or
o prorated portions of the Benefit Protector(SM) Plus Death Benefit Rider fee (if selected).


Accumulation unit values will fluctuate due to:

o   changes in funds' net asset value;
o   dividends distributed to the subaccounts;
o   capital gains or losses of funds;
o   fund operating  expenses;
o   mortality and expense risk fees; and/or
o   variable account administrative charges.

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING


Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year Guarantee Period Account to one or more subaccounts. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.


How dollar-cost averaging works

                                                                                                                 Number
By investing an equal number                                      Amount               Accumulation             of units
of dollars each month...                    Month                invested               unit value              purchased
                                            Jan                    $100                    $20                    5.00
you automatically buy                       Feb                     100                     18                    5.56
more units when the                         Mar                     100                     17                    5.88
per unit market price is low...             Apr                     100                     15                    6.67
                                            May                     100                     16                    6.25
                                            June                    100                     18                    5.56
and fewer units                             July                    100                     17                    5.88
when the per unit                           Aug                     100                     19                    5.26
market price is high.                       Sept                    100                     21                    4.76
                                            Oct                     100                     20                    5.00



You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for Tiered DCA. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

 If your net contract value(1) is ...  we allocate your new purchase payment to:
       $10,000 - $49,999                            Tier 1 DCA account
       $50,000 or more                              Tier 2 DCA account(2)

(1)"Net contract value" equals your current contract value plus any new purchase payment. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.

(2)You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.

You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for either six months or twelve months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the other accounts you selected over the six-month or twelve-month period.


We credit interest to each Tiered DCA account at rates that generally are higher than those we credit to the one-year fixed account. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.


We credit each Tiered DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month or twelve-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Once you establish a Tiered DCA account, you cannot allocate additional purchase payments to it. However, you may establish another Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple-source payments after the six-month or twelve-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account.

ASSET REBALANCING


You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed accounts. There is no charge for asset rebalancing. The contract value must be at least $2,000.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the fixed accounts, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed accounts.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the Guarantee Period Accounts will be subject to a MVA if done more than 30 days before the end of the Guarantee Period.


We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. These modifications could include, but not be limited to:

o   requiring a minimum time period between each transfer;
o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or
o limiting the dollar amount that a contract owner may transfer at any one time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

Transfer policies


o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed accounts at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer.

o You may transfer contract values from the one-year fixed account to the subaccounts or the Guarantee Period Accounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA.

o You may transfer contract values from a Guarantee Period Account any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA, which may result in a gain or loss of contract value.

o If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the Guarantee Period Accounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the one-year fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

o Once annuity payouts begin, you may not make any transfers to the Guarantee Period Accounts.


HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 By letter:

Send  your  name,   contract   number,   Social   Security  Number  or  Taxpayer
Identification Number and signed request for a transfer or withdrawal to:

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474

Minimum amount
Transfers or withdrawals:  $500 or entire account balance

Maximum amount
Transfers or withdrawals:  Contract value or entire account balance

2 By automated transfers and automated partial withdrawals:


Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.


You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.


o Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.


o Automated withdrawals may be restricted by applicable law under some contracts.

o   You  may  not  make  additional   purchase  payments  if  automated  partial
    withdrawals are in effect.

o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

Minimum amount
Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

Maximum amount Transfers or withdrawals: Contract value (except for automated transfers from the fixed account)

3 By phone:

Call between 8 a.m. and 7 p.m. Central time:

(800) 333-3437
Minimum amount
Transfers or withdrawals:  $500 or entire account balance

Maximum amount
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of an address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

Withdrawals

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For total withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay withdrawal charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

By regular or express mail:

o  payable to you.
o  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the  withdrawal  amount  includes  a purchase  payment  check that has not cleared;
   -- the NYSE is closed, except for normal holiday and weekend closings; -- trading on the NYSE is restricted, according to SEC rules;
   -- an  emergency,  as  defined  by SEC rules,  makes it  impractical  to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

Benefits in Case of Death


There are two death benefit options under this contract: Option A and Option B. If either you or the annuitant are 79 or older at contract issue, death benefit Option A will apply. If both you and the annuitant are 78 or younger at contract issue, you can elect either death benefit Option A or Option B on your application. Once you elect an option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")


Under either option, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


DEATH BENEFIT OPTION A
Death benefit Option A is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:


1. contract value; or
2. total purchase payments minus adjusted partial withdrawals.


   Adjusted partial withdrawals for death  benefit
     Option  A or Option  B = PW x DB
                              -------
                                CV

   PW = the partial withdrawal including any applicable withdrawal charge or MVA.


   DB = the death benefit on the date of (but prior to) the partial withdrawal.

   CV = contract value on the date of (but prior to) the partial withdrawal.


Example:

o   You purchase the contract for $25,000 on Jan. 1, 2001.
o On Jan. 1, 2002 (the first contract anniversary), the contract value grows to $29,000.
o On March 1, 2002, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the death benefit for Option A on March 1, 2002 as follows:

Contract Value at death:                                          $20,500.00
                                                                  ----------
Purchase payment minus adjusted partial withdrawals:
   Total purchase payments:                                       $25,000.00
   minus the adjusted partial withdrawal
   calculated as:  $1,500 x $29,000 =                              -1,977.27
                   ----------------                                 --------
                         $22,000

   for a death benefit of:                                        $23,295.45
                                                                  ----------

The Option A death benefit, calculated as the greater of these
two values:                                                       $23,295.45

DEATH BENEFIT OPTION B
Death benefit Option B is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. Death benefit Option B does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 78 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not death benefit Option B is appropriate for your situation. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


1.  contract value; or
2.  total purchase payments minus adjusted partial withdrawals; or
3. the maximum anniversary value immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals since that anniversary.

Maximum anniversary value (MAV): This is the greatest of your contract values on any contract anniversary plus subsequent purchase payments minus adjusted partial withdrawals. We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.

Example:

o   You purchase the contract for $25,000 on Jan. 1, 2001.
o On Jan. 1, 2002 (the first contract anniversary), the contract value grows to $29,000.
o On March 1, 2002, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the death benefit for Option B on March 1, 2002 as follows:

Contract Value at death:                                              $20,500.00
                                                                      ----------
Purchase payment minus adjusted partial withdrawals:                  $23,295.45
                                                                      ----------
The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
   Greatest of your contract anniversary contract values:             $29,000.00
   plus purchase payments made since that anniversary:                     +0.00
   minus adjusted partial withdrawals taken since that anniversary,
   calculated as:  $1,500 x $29,000 =                                  -1,977.27
                   ----------------                                     --------
                         $22,000

   for a death benefit of:                                            $27,022.72
                                                                      ----------

The Option B death benefit, calculated as the greatest of these
three values, which is the MAV:                                       $27,022.72

If you die before your retirement date: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and
o payouts begin no later than one year after your death, or other date as permitted by the Code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

Qualified annuities: The IRS has issued proposed regulations which will affect distributions from your qualified annuity. These proposed regulations may take effect Jan. 1, 2002. The information below is an explanation based on existing law. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 701/2, or any other date permitted by the Code. To do this, your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and
o   payouts begin no later than one year after your death; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

Optional Benefits

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. Be sure to discuss with your sales representative whether or not the Benefit Protector is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under a nonqualified annuity contract. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o   the applicable death benefit (see "Benefits in Case of Death),

PLUS

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

o 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

Earnings at death: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

Terminating the Benefit Protector:

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

If your spouse is sole beneficiary and your spouse elects to continue the contract, we will substitute the new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse has the option of discontinuing the Benefit Protector within 30 days of the date of death.

For an example of how we calculate the death benefit under the Benefit Protector, please see the example in the Benefit Protector(SM) Plus Death Benefit Rider below.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second contract year. Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under nonqualified annuities purchased through a transfer or exchange. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o   the benefits payable under the Benefit Protector described above,

PLUS

o a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                   Percentage if you and the          Percentage if you or the
                   annuitant are under age 70         annuitant are 70 or older
                  on the rider effective date        on the rider effective date

Contract year
One and Two                  0%                                  0%
Three and Four              10%                               3.75%
Five or more                20%                                7.5%

Terminating the Benefit Protector Plus:

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

o   the applicable death benefit (see "Benefits in Case of Death") PLUS



                 If you and the annuitant are under                     If you or the annuitant are age 70
Contract year    age 70 on the rider effective date, add...             or older on the rider effective date, add...
        1        Zero                                                   Zero
        2        40% x earnings at death (see above)                    15% x earnings at death
    3 & 4        40% x (earnings at death + 25% of initial
                         purchase payment*)                             15% x (earnings at death + 25% of initial purchase payment*)
       5+        40% x (earnings at death + 50% of initial
                         purchase payment*)                             15% x (earnings at death + 50% of initial purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.


Example of the Benefit Protector and Benefit Protector Plus:

o You purchase the contract with a payment of $100,000 on Jan. 01, 2001 and you and the annuitant are under age 70. You select the death benefit Option B.

o On July 1, 2001 the contract value grows to $105,000. The death benefit on July 1, 2001 equals death benefit Option B, which is the contract value, or $105,000. You have not reached the first contract anniversary so neither the Benefit Protector nor the Benefit Protector Plus provides any additional benefit at this time.

o On Jan. 1, 2002 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time. The death benefit on July 1, 2001 equals:

       death benefit Option B (contract value):                         $110,000

       plus the Benefit  Protector  benefit which equals 40% of
            earnings at death (death benefit Option B minus payments
            not previously withdrawn): 0.40 x ($110,000 - $100,000) =   +4,000
                                                                        ------

   Total death benefit of:                                              $114,000

o On Jan. 1, 2003 the contract value falls to $105,000. The death benefit on Jan. 1, 2003 equals:

       death benefit Option B (MAV):                                    $110,000

       plus the Benefit Protector benefit (40% of earnings at death):
            0.40 x ($110,000 - $100,000) =                              +4,000

       plus the Benefit  Protector  Plus which in the third  contract year equals 10% of purchase payments made within 60 days
            of contract issue and not previously withdrawn:
            0.10 x $100,000 =                                           +10,000
                                                                        -------

       Total death benefit of:                                          $124,000

o On Feb. 1, 2003 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 8% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 8% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,340 + $3,160 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $46,840. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2003 equals:

       death benefit Option B (MAV adjusted for partial withdrawals):   $57,619

       plus the Benefit Protector benefit (40% of earnings at death):
            0.40 x ($57,619 - $55,000) =                                +1,048

       plus the Benefit  Protector  Plus which in the third  contract year equals 10% of purchase payments made within 60 days
            of contract issue and not previously withdrawn:
            0.10 x $55,000 =                                            +5,500
                                                                        ------

       Total death benefit of:                                          $64,167

o On Jan. 1, 2004 the contract value falls $40,000. The death benefit on Jan. 1, 2004 equals the death benefit paid on Feb. 1, 2003. The reduction in contract value has no effect.

o On Jan. 1, 2010 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2010 equals:

       death benefit Option B (contract value):                         $200,000

       plus the Benefit Protector (40% of earnings at death, up to a maximum of 100% of purchase payments not previously
           withdrawn that are one or more years old)                    +55,000

       plus the  Benefit  Protector  Plus which  after the fourth contract  year equals 20% of purchase payments made
            within 60 days of contract issue and not previously
            withdrawn: 0.20 x $55,000 =                                 +11,000
                                                                        -------

       Total death benefit of:                                          $266,000

o On July 1, 2010 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on either the Benefit Protector or Benefit Protector Plus values. The death benefit on July 1, 2010 equals:

       death benefit Option B (contract value):                         $250,000

       plus the Benefit Protector (40% of earnings at death, up to a maximum of 100% of purchase payments not previously
           withdrawn that are one or more years old)                    +55,000

       plus the  Benefit  Protector  Plus which  after the fourth contract  year equals 20% of purchase payments made
            within 60 days of contract issue and not previously
            withdrawn: 0.20 x $55,000 =                                 +11,000
                                                                        -------

   Total death benefit of:                                              $316,000

o On July 1, 2011 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector changes but value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2011 equals:

       death benefit Option B (contract value):                         $250,000

       plus the Benefit  Protector  benefit which equals 40% of
            earnings at death (death benefit Option B minus payments not
            previously withdrawn):0.40 x ($250,000 - $105,000) =        +58,000

       plus the  Benefit  Protector  Plus which  after the fourth contract  year equals 20% of purchase payments made
            within 60 days of contract issue and not previously
            withdrawn: 0.20 x $55,000 =                                 +11,000
                                                                        -------

Total death benefit of:                                                 $319,000

If your spouse is sole beneficiary and your spouse elects to continue the contract, we will terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

Amounts of fixed and variable payouts depend on:

o   the annuity payout plan you select;
o   the annuitant's age and, in most cases, sex;
o   the annuity table in the contract; and
o   the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the underlying funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month).

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract shows the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values are rising and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A: Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
o Plan B: Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.
o Plan C: Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
o Plan D: Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
o Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.10% and 6.60% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

Annuity payout plan requirements for qualified annuities: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or
o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or
o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Generally, under current law, your contract has a tax deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Qualified annuities: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRAs) and after your death. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

Withdrawals: If you withdraw part or all of your contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 591/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you make withdrawals from your contract before your plan specifies that you can receive payouts.

Death benefits to beneficiaries under nonqualified annuities: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

Death benefits to beneficiaries under qualified annuities: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

Special considerations if you select either the Benefit Protector(SM) or the Benefit Protector(SM) Plus Death Benefit Riders: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 591/2 , if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

Penalties: If you receive amounts from your contract before reaching age 591/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o   because of your death;
o   because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other exceptions may apply if you make withdrawals from your contract prior to age 591/2.

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o   the reserve held in each  subaccount for your  contract;  divided by
o   the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o   laws or regulations change;
o   the existing funds become unavailable; or
o   in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o   add new subaccounts;
o   combine any two or more subaccounts;
o   make additional  subaccounts  investing in additional funds;
o   transfer assets to and from the  subaccounts or the variable  account;  and
o   eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

About the Service Providers

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER

American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the Variable Account in additon to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promtional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS

A number of lawsuits have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life is a defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of the suits, Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York, which was commenced in Minnesota state court on October 13, 1998. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount, including restitution of allegedly lost investment earnings and restoration of contract values.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August, 2000 an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In September, 2000 the plaintiffs filed a consolidated complaint in State Court alleging the same claims as the previous actions.

On October 2, 2000 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota entered an order conditionally certifying a class for settlement purposes, preliminarily approving the class settlement, directing the issuance of a class notice to the class and scheduling a hearing to determine the fairness of settlement for March, 2001.

On March 6, 2001 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota heard oral arguments on plaintiffs' motions for final approval of the class action settlement. Six motions to intervene were filed together with objections to the proposed settlement. We are awaiting a final order from the court.

Additional Information About American Enterprise Life

SELECTED FINANCIAL DATA


The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.
[To be updated upon amendment.]


Years ended Dec. 31, (thousands)             2000             1999              1998             1997              1996
-----------------------------------------------------------------------------------------------------------------------

Net investment income                   $ 299,759        $ 322,746         $ 340,219        $ 332,268         $ 271,719

Net loss on investments                       469            6,565           (4,788)            (509)           (5,258)

Other                                                       12,248             8,338            7,662             6,329
5,753

Total revenues                          $ 312,476        $ 337,649         $ 343,093        $ 338,088         $ 272,214

Income before income taxes               $ 38,452         $ 50,662          $ 36,421         $ 44,958          $ 35,735

Net income                               $ 24,365         $ 33,987          $ 22,026         $ 28,313          $ 22,823

Total assets                           $4,652,221       $4,603,343        $4,885,621       $4,973,413        $4,425,837
-----------------------------------------------------------------------------------------------------------------------


MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

2000 Compared to 1999:

Net income decreased 29% to $24 million in 2000, compared to $34 million in 1999. Income before income taxes totaled $38 million in 2000, compared with $51 million in 1999. The decrease was primarily the result of lower net investment income of $300 million in 2000, compared with $323 million in 1999.

Total investment contract deposits received increased to $721 million in 2000, compared with $336 million in 1999. This increase is primarily due to an increase in variable annuity deposits in 2000.

Total revenues decreased to $312 million in 2000, compared with $338 million in 1999. The decrease is primarily due to decreases in net investment income and net realized gains on investments. Net investment income, the largest component of revenues, decreased 7% from the prior year, reflecting a decrease in investments owned and lower investment yields.

Policyholder and contractholder charges increased 13% to $6.9 million in 2000, compared with $6.1 million in 1999, reflecting an increase in annuity withdrawal charges. American Enterprise Life receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 135% to $5.4 million in 2000, compared with $2.3 million in 1999, this reflects the increase in separate account assets.

Net realized gain on investments was $0.5 million in 2000, compared with $6.6 million in 1999. The decrease in net realized gains was primarily due to the loss on sale and writedowns of fixed maturity investments.

Total benefits and expenses decreased 5% to $274 million in 2000, compared with $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $191 million, reflecting a decrease in fixed annuities in force and lower crediting rates. Amortization of deferred policy acquisition costs increased to $48 million, compared to $43 million in 1999. This increase was due primarily to increased aggregate amounts in force.

Other operating expenses remained steady at $35 million in 2000.

1999 Compared to 1998:

Net income increased 54% to $34 million in 1999, compared to $22 million in 1998. Earnings growth resulted primarily net realized gains of $6.6 million in 1999, compared to net realized losses of $4.8 in 1998.

Income before income taxes totaled $51 million in 1999, compared with $36 million in 1998.

Total investment contract deposits received decreased to $336 million in 1999, compared with $348 million in 1998. This decrease is primarily due to a decrease in sales of variable annuities in 1999.

Total revenues decreased to $338 million in 1999, compared with $343 million in 1998. The decrease is primarily due to decreased net investment income which was partially offset by an increase in realized gain on investments. Net investment income, the largest component of revenues, decreased 5% from the prior year, reflecting decreases in investments owned and investment yields.

Contractholder charges decreased 5% to $6.1 million in 1999, compared with $6.4 million in 1998, reflecting a decrease in fixed annuities in force. American
Enterprise Life receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 77% to $2.3 million in 1999, compared with $1.3 million in 1998, this reflects the increase in separate account assets.

Net realized gain on investments was $6.6 million in 1999, compared to a net realized loss on investments of $4.8 million in 1998. The net realized gains were primarily due to the sale of available for sale fixed maturity investments at a gain as well as a decrease in the allowance for mortgage loan losses based on management's regular evaluation of allowance adequacy.

Total benefits and expenses decreased slightly to $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $209 million, reflecting a decrease in fixed annuities in force and lower interest rates. Amortization of deferred policy acquisition costs decreased to $43 million, compared to $54 million in 1998. This decrease was due primarily to decreased aggregate amounts in force, as well as the impact of changing prospective assumptions in 1998 based on actual lapse experience on certain fixed annuities.

Other operating expenses increased 46% to $35 million in 1999, compared to $24 million in 1998. This increase primarily reflects technology costs related to growth initiatives.

Risk Management

The sensitivity analysis of the test of market risk discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions on the ensuing year's earnings based on year-end positions. The market changes, assumed to occur as of year-end, is a 100 basis point increase in market interest rates. Computations of the prospective effects of hypothetical interest rate change based on numerous assumptions, including relative levels of market interest rates as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occurs in the future. Furthermore, the computations do not anticipate actions that may be taken by management if the hypothetical market changes actually occurred over time. As a result, actual earnings effects in the future will differ from those quantified below.

American Enterprise Life primarily invests in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity clients with a competitive rate of return on their investments while minimizing risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate trading profits.

American Enterprise Life has an investment committee that holds regularly scheduled meetings and, when necessary, special meetings. At these meetings, the committee reviews models projecting different interest rate scenarios and their impact on profitability. The objective of the committee is to structure the investment security portfolio based upon the type and behavior of products in the liability portfolio so as to achieve targeted levels of profitability.

Rates credited to contractholders' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the committee's strategy includes the purchase of some types of derivatives, such as interest rate caps, swaps and floors, for hedging purposes. These derivatives protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contractholders' accounts.

The negative effect on American Enterprise Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2000, would be approximately $4.6 million.

Liquidity and Capital Resources

The liquidity requirements of American Enterprise Life are met by funds provided by annuity considerations, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal.

The primary uses of funds are policy benefits, commissions and operating expenses, policy loans, and investment purchases.

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The line of credit is used strictly as a short-term source of funds. No borrowings were outstanding under the agreement at Dec. 31, 2000. At Dec. 31, 2000, outstanding reverse repurchase agreements totaled $25 million.

At Dec. 31, 2000, investments in fixed maturities comprised 80% of American Enterprise Life's total invested assets. Of the fixed maturity portfolio, approximately 30% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA/Aaa quality.

At Dec. 31, 2000, approximately 15% of American Enterprise Life's investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified those fixed maturities for which a decline in fair value is determined to be other than temporary, and has written them down to fair value with a charge to earnings.

At Dec. 31, 2000, net unrealized depreciation on fixed maturities held to maturity included $10.7 million of gross unrealized appreciation and $17.8 million of gross unrealized depreciation. Net unrealized depreciation on fixed maturities available for sale included $30.2 million of gross unrealized appreciation and $125.6 million of gross unrealized depreciation.

At Dec. 31, 2000, American Enterprise Life had an allowance for losses for mortgage loans totaling $3.3 million.

The economy and other factors have caused a number of insurance companies to go under regulatory supervision. This circumstance has resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners has established risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level risk-based capital is below certain levels. As of Dec. 31, 2000, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention.

RESERVES

In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.

INVESTMENTS

Of our total investments of $3,735,994 at Dec. 31, 2000, 27% was invested in mortgage-backed securities, 54% in corporate and other bonds, 19% in primary mortgage loans on real estate and less than 1% in other investments.

COMPETITION

We are engaged in a business that is highly competitive due to the large number of stock and mutual life insurance companies and other entities marketing insurance products. There are over 1,600 stock, mutual and other types of insurers in the life insurance business. Best's Insurance Reports, Life-Health edition 2000, assigned us one of its highest classifications, A+ (Superior).

EMPLOYEES

As of Dec. 31, 2000, we had no employees.

PROPERTIES

We occupy office space in Minneapolis, MN, which is leased by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. Such regulation does not, however, involve any supervision of the account's management or the company's investment practices or policies. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. A full examination of American Enterprise Life's operations is conducted periodically by the National Association of Insurance Commissioners. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

Directors and Executive Officers*

The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:

DIRECTORS

Gumer C. Alvero
Born in 1967
Director, chairman of the board and executive vice president - Annuities since January 2001; vice president - Variable Annuities, AEFC, since April 1998; executive assistant to president/CEO, AEFC, from April 1996 to April 1998.

Carol A. Holton
Born in 1952
Director, president and chief executive officer since January 2001; vice president - Third Party Distribution, AEFC, since April 1998; director -
Distributor Services, AEFC, from September 1997 to April 1998; director - Business Systems and Operations, F&G Life, from July 1996 to August 1997.

Paul S. Mannweiler**
Born in 1949
Director since 1986; Partner at Locke Reynolds Boyd & Weisell since 1980.

Teresa J. Rasmussen
Born in 1956
Director, vice president, general counsel and secretary since December 2000; vice president and assistant general counsel, AEFC, since August 2000; assistant vice president, AEFC, from October 1995 to August 2000.

OFFICERS OTHER THAN DIRECTORS

Lorraine R. Hart
Born in 1951
Vice president - Investments since 1992; vice president - Insurance Investments, AEFC since 1998; and vice president - Investments, American Express Certificate Company since 1994.

Stuart A. Sedlacek
Born in 1957
Executive vice president since 1998; executive vice president - Assured Assets, 1994 to 1998; senior vice president and chief financial officer, AEFC, since 1998; vice president, AEFC, from September 1988 to 1998.

Philip C. Wentzel
Born in 1961
Vice president and controller since 1998; director of financial reporting and analyses, AEFC, from 1992 to 1997.

David L. Yowan
Born in 1957
Vice president and treasurer since March 2001; senior vice president and assistant treasurer of American Express Company since January 1999; vice president and corporate treasurer, AEFC, since April 2001; senior portfolio and risk management officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.

 * The address for all of the directors and principal officers is: 200 AXP Financial Center, Minneapolis, MN 55474 except for Mr. Mannweiler who is an independent director.

** Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN 46204

EXECUTIVE COMPENSATION

Our executive officers also may serve one or more affiliated companies. The following table reflects cash compensation paid to the five most highly compensated executive officers as a group for services rendered in the most recent year to us and our affiliates. The table also shows the total cash compensation paid to all our executive officers, as a group, who were executive officers at any time during the most recent year.




Name of individual or number in group                Position held                                     Cash compensation

Five most highly compensated executive officers as a group:                                                $8,138,209

Stephen W. Roszell                                   President and Chief Executive Officer

Richard W. Kling                                     Chairman of the Board

Lorraine R. Hart                                     Vice President - Investments

David M. Kuplic                                      Assistant Vice President - Investments

Stuart A. Sedlacek                                   Executive Vice President

All executive officers as a group (11)                                                                    $11,289,475


SECURITY OWNERSHIP OF MANAGEMENT

Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.

Experts

Ernst & Young LLP, independent auditors, have audited the financial statements of American Enterprise Life Insurance Company at Dec. 31, 2000 and 1999, and for each of the three years in the period ended Dec. 31, 2000, and the individual and combined statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2000 and for the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 2000 and 1999, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Enterprise Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.










/S/ Ernst & Young LLP
    Ernst & Young LLP
February 8, 2001
Minneapolis, Minnesota

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Balance sheets
December 31, ($ thousands, except share amounts)         2000           1999

Assets

Investments:
     Fixed maturities:
         Held to maturity, at amortized cost
            (fair value: 2000, $927,031;
            1999, $984,103)                             $  934,091   $1,006,349
         Available for sale, at fair value
            (amortized cost: 2000, $2,163,906;
            1999, $2,411,799)                            2,068,487    2,304,487
                                                         ---------    ---------
                                                         3,002,578    3,310,836
     Mortgage loans on real estate                         724,009      785,253
     Other investments                                       9,407       11,470
                                                             -----       ------
            Total investments                            3,735,994    4,107,559
Cash and cash equivalents                                   34,852           --
Amounts due from brokers                                     1,316           --
Accounts receivable                                            867          316
Accrued investment income                                   54,941       56,676
Deferred policy acquisition costs                          198,622      180,288
Deferred income taxes                                       26,350       37,501
Other assets                                                 9,969            9
Separate account assets                                    589,310      220,994
                                                           -------      -------
            Total assets                                $4,652,221   $4,603,343
                                                        ==========   ==========

Liabilities and stockholder's equi1ty
Liabilities:
     Future policy benefits for:
         Fixed annuities                                $3,584,784   $3,921,513
         Universal life-type insurance                          10           --
     Policy claims and other policyholders' funds            9,295       12,097
     Amounts due to brokers                                 24,387       25,215
     Other liabilities                                       6,326       17,436
     Separate account liabilities                          589,310      220,994
                                                           -------      -------
            Total liabilities                            4,214,112    4,197,255
Commitments and contingencies
Stockholder's equity:
     Capital stock, $100 par value per share;
         100,000 shares authorized, 20,000 shares
         issued and outstanding                              2,000        2,000
     Additional paid-in capital                            282,872      282,872
     Accumulated other comprehensive loss:
         Net unrealized securities losses                  (62,097)     (69,753)
     Retained earnings                                     215,334      190,969
                                                           -------      -------
            Total stockholder's equity                     438,109      406,088
                                                           -------      -------
Total liabilities and stockholder's equity              $4,652,221   $4,603,343
                                                        ==========   ==========

See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Statements of income

Years ended December 31, ($ thousands)                2000      1999      1998

Revenues:
Net investment income                              $299,759  $322,746  $340,219
Policyholder and contractholder charges               6,865     6,069     6,387
Mortality and expense risk fees                       5,383     2,269     1,275
Net realized gain (loss) on investments                 469     6,565    (4,788)
                                                        ---     -----    ------
     Total revenues                                 312,476   337,649   343,093
                                                    -------   -------   -------

Benefits and expenses:
Interest credited on investment contracts           191,040   208,583   228,533
Amortization of deferred policy acquisition costs    47,676    43,257    53,663
Other operating expenses                             35,308    35,147    24,476
                                                     ------    ------    ------
     Total benefits and expenses                    274,024   286,987   306,672
                                                    -------   -------   -------
Income before income taxes                           38,452    50,662    36,421
Income taxes                                         14,087    16,675    14,395
                                                     ------    ------    ------
Net income                                         $ 24,365  $ 33,987  $ 22,026
                                                   ========  ========  ========


See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------


Statements of stockholder's equity

                                                                                                      Accumulated
                                                                                                        Other
                                                           Total                      Additional    Comprehensive
                                                       Stockholder's     Capital        Paid-In     (Loss) Income,     Retained
Three years ended December 31, ($ thousands)              Equity          Stock        Capital        Net of Tax       Earnings

Balance, January 1, 1998                                $ 469,344         $2,000       $282,872    $    49,516         $134,956
Comprehensive income:
     Net income                                            22,026             --             --             --           22,026
     Unrealized holding losses arising
         during the year, net of taxes of $3,400           (6,314)            --             --         (6,314)              --
     Reclassification adjustment for losses
         included in net income,
         net of tax of ($588)                               1,093             --             --          1,093               --
                                                            -----          -----          -----          -----            -----
Other comprehensive loss                                   (5,221)            --             --         (5,221)              --
                                                           ------          -----          -----         ------            -----
Comprehensive income:                                      16,805
                                                           ------

Balance, December 31, 1998                                486,149          2,000        282,872         44,295          156,982
Comprehensive loss:
     Net income                                            33,987             --             --             --           33,987
     Unrealized holding losses arising
         during the year, net of taxes of $59,231        (110,001)            --             --       (110,001)              --
     Reclassification adjustment for gains
         included in net income,
         net of tax of $2,179                              (4,047)            --             --         (4,047)              --
                                                           ------          -----          -----         ------            -----
Other comprehensive loss                                 (114,048)            --             --       (114,048)              --
                                                         --------          -----          -----       --------            -----
Comprehensive loss                                        (80,061)
                                                          -------

Balance, December 31, 1999                                406,088          2,000        282,872        (69,753)         190,969
Comprehensive income:
     Net income                                            24,365             --             --             --           24,365
     Unrealized holding gains arising
         during the year, net of taxes of $(4,812)          8,937             --             --          8,937               --
     Reclassification adjustment for gains
         included in net income,
         net of tax of $690                                (1,281)            --             --         (1,281)              --
                                                           ------          -----          -----         ------            -----
Other comprehensive income                                  7,656             --             --          7,656               --
                                                            -----          -----          -----          -----            -----
Comprehensive income                                       32,021
                                                           ------
Balance, December 31, 2000                              $ 438,109         $2,000       $282,872    $   (62,097)        $215,334
                                                        =========         ======       ========    ===========         ========

See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Statements of cash flows

Years ended December 31, ($ thousands)                                                2000                1999                1998

Cash flows from operating activities:
Net income                                                                       $  24,365           $  33,987           $  22,026
Adjustments to reconcile net income
to net cash (used in) provided by operating activities:
     Change in accrued investment income                                             1,735               5,064              (2,152)
     Change in accounts receivable                                                    (551)               (102)                349
     Change in deferred policy acquisition costs, net                              (18,334)             16,191              28,022
     Change in other assets                                                         (9,960)                 34                  74
     Change in policy claims and other policyholders' funds                         (2,802)              4,708              (3,939)
     Deferred income tax provision (benefit)                                         7,029                 711              (9,591)
     Change in other liabilities                                                   (11,110)             (7,064)              7,595
     Amortization of premium, net                                                    2,682               2,315                 122
     Net realized (gain) loss on investments                                          (469)             (6,565)              4,788
     Other, net                                                                       (233)             (1,562)              2,544
                                                                                      ----              ------               -----
         Net cash (used in) provided by operating activities                        (7,648)             47,717              49,838

Cash flows from investing activities:
Fixed maturities held to maturity:
     Maturities                                                                     65,716              65,705              73,601
     Sales                                                                           5,128               8,466              31,117
Fixed maturities available for sale:
     Purchases                                                                    (101,665)           (593,888)           (298,885)
     Maturities                                                                    171,297             248,317             335,357
     Sales                                                                         176,296             469,126              48,492
Other investments:
     Purchases                                                                      (1,388)            (28,520)           (161,252)
     Sales                                                                          65,978              57,548              78,681
Change in amounts due from brokers                                                  (1,316)                 --                  --
Change in amounts due to brokers                                                      (828)            (29,132)             19,412
                                                                                      ----             -------              ------
         Net cash provided by investing activities                                 379,218             197,622             126,523

Cash flows from financing activities:
Activity related to universal life type insurance and investment contracts:
     Considerations received                                                       398,462             299,899             302,158
     Surrenders and other benefits                                                (926,220)           (753,821)           (707,052)
     Interest credited to account balances                                         191,040             208,583             228,533
                                                                                   -------             -------             -------
         Net cash used in financing activities                                    (336,718)           (245,339)           (176,361)
                                                                                  --------            --------            --------
Net increase in cash and cash equivalents                                           34,852                  --                  --
Cash and cash equivalents at beginning of year                                          --                  --                  --
                                                                                      ----                ----                ----
Cash and cash equivalents at end of year                                         $  34,852           $      --           $      --
                                                                                 =========           =========           =========
See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Notes to Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance business in 48 states. The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities and variable universal life are offered as well. The Company distributes its products through financial institutions and unbranded independent financial advisors.

Basis of presentation
The Company is a  wholly-owned  subsidiary  of IDS Life  Insurance  Company (IDS
Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of deferred income taxes.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

Mortgage loans on real estate are carried at amortized cost less a reserve for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment  of mortgage  loans is measured as the excess of the loan's  recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Statements of cash flows
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

Supplementary information to the statements of cash flows for the years ended December 31, is summarized as follows:

                                    2000        1999         1998
Cash paid during the year for:
Income taxes                     $14,861     $22,007      $19,035
Interest on borrowings             1,073       2,187        5,437

Recognition of profits on annuity contracts
Profits on fixed and variable deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits on fixed annuities represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses. Profits on variable annuities represent the excess of contractholder charges over the costs of benefits provided and other expenses.

The retrospective deposit method is used in accounting for fixed and variable universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Policyholder and contractholder charges include surrender charges and fees collected regarding the issue and administration of annuity contracts.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using primarily the interest method.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For variable universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2000, unlocking adjustments resulted in a net increase in amortization of $1.5 million. Net unlocking adjustments in 1999 were not significant. During 1998, unlocking adjustments resulted in a net increase in amortization of $11 million.

Liabilities for future policy benefits
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 2000 and 1999 are $9,944 and $2,147, receivable from and payable to, respectively, IDS Life for federal income taxes.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Accounting changes
In June 1998, the Financial Accounting Standards Board (FASB) issued, and subsequently amended, Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which the company adopted on January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including some embedded in other contracts, and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative will be recorded in income or directly to equity, depending on the instrument's designated use.

A one-time opportunity to reclassify held-to-maturity investments to available-for-sale is allowed without tainting the remaining securities in the held-to-maturity portfolio. The Company has elected to take this opportunity to reclass its held-to-maturity investments to available-for-sale.

As of January 1, 2001, the cumulative impact of applying the Statement's accounting requirements will not have a significant impact on the Company's financial position or results of operations.

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," superceding SFAS No. 125. The Statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The company does not expect SFAS No. 140 to have a material impact on the company's financial position or results of operations.

In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests in Securitized Financial Assets." The consensus must be adopted for fiscal quarters beginning after March 15, 2001, with earlier adoption permitted. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. Application of the provisions of the consensus will not have a material impact on the Company's financial position or results of operations.

Reclassifications
Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentation.

2. INVESTMENTS
Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 2000 are as follows:

                                                  Gross      Gross
                                    Amortized  unrealized  unrealized     Fair
Held to maturity                      cost        gains      losses       value
U.S. Government agency obligations   $  6,949    $    26    $     55  $    6,920
State and municipal obligations         2,101          1          --       2,102
Corporate bonds and obligations       773,630      9,876      17,470     766,036
Mortgage-backed securities            151,411        801         239     151,973
                                      -------        ---         ---     -------
                                     $934,091    $10,704    $ 17,764  $  927,031
                                     ========    =======    ========  ==========
Available for sale
U.S. Government agency obligations $    5,154    $   284    $     --  $    5,438
State and municipal obligations         2,250          5          --       2,255
Corporate bonds and obligations     1,319,781     19,103     123,865   1,215,019
Mortgage-backed securities            836,721     10,780       1,726     845,775
                                      -------     ------       -----     -------
                                   $2,163,906    $30,172    $125,591  $2,068,487
                                   ==========    =======    ========  ==========

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1999 are as follows:

                                                   Gross       Gross
                                    Amortized   unrealized  unrealized    Fair
Held to maturity                      cost         gains      losses      value
U.S. Government agency obligations $    7,514     $   23    $   431   $    7,106
State and municipal obligations         3,002         44         --        3,046
Corporate bonds and obligations       816,826      5,966     23,311      799,482
Mortgage-backed securities            179,007        296      4,834      174,469
                                      -------        ---      -----      -------
                                   $1,006,349     $6,329    $28,576   $  984,103
                                   ==========     ======    =======   ==========
Available for sale
U.S. Government agency obligations $    2,047     $   --    $     47  $    1,999
State and municipal obligations         2,250         --         190       2,060
Corporate bonds and obligations     1,419,150      7,445      90,703   1,335,892
Mortgage-backed securities            988,352      1,929      25,746     964,536
                                      -------      -----      ------     -------
                                   $2,411,799     $9,374    $116,686  $2,304,487
                                   ==========     ======    ========  ==========

The amortized cost and fair value of investments in fixed maturities at December 31, 2000 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                     Amortized                    Fair
Held to maturity                       cost                       value
Due from one to five years            $405,375                  $402,691
Due from five to ten years             321,802                   317,320
Due in more than ten years              55,503                    55,047
Mortgage-backed securities             151,411                   151,973
                                       -------                   -------
                                      $934,091                  $927,031
                                      ========                  ========

                                    Amortized                     Fair
Available for sale                     cost                       value
Due from one to five years          $   61,851                $   67,514
Due from five to ten years             965,579                   878,853
Due in more than ten years             299,755                   276,345
Mortgage-backed securities             836,721                   845,775
                                       -------                   -------
                                    $2,163,906                $2,068,487
                                    ==========                ==========


During the years ended December 31, 2000, 1999 and 1998, fixed maturities classified as held to maturity were sold with amortized cost of $5,128, $8,466 and $31,117, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

In addition, fixed maturities available for sale were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $3,488 and $1,516 respectively. Fixed maturities available for sale were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $48,492 and gross realized gains and losses of $2,835 and $4,516, respectively.

At December 31, 2000, bonds carried at $3,259 were on deposit with various states as required by law.

At December 31, 2000, investments in fixed maturities comprised 80 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $463 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

Rating                             2000       1999
Aaa/AAA                       $  998,333   $1,168,144
Aaa/AA                             1,000           --
Aa/AA                             34,535       42,859
Aa/A                              59,569       52,416
A/A                              367,643      422,668
A/BBB                            121,028      189,072
Baa/BBB                          989,301      995,152
Baa/BB                            67,156       64,137
Below investment grade           459,432      483,700
                                 -------      -------
                              $3,097,997   $3,418,148
                              ==========   ==========

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

At December 31, 2000, approximately 92 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than one percent of the Company's total investments in fixed maturities.

At December 31, 2000, approximately 19 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                              December 31, 2000             December 31, 1999
                          On balance    Commitments      On balance  Commitments
Region                       sheet      to purchase         sheet    to purchase
South Atlantic              $172,349       $--             $194,325      $   --
Middle Atlantic              106,376        --              118,699          --
East North Central           122,354        --              126,243          --
Mountain                     100,208        --              103,751          --
West North Central           110,669        --              125,891         513
New England                   39,877        --               43,345         802
Pacific                       38,559        --               41,396          --
West South Central            30,172        --               31,153          --
East South Central             6,749        --                7,100          --
                               -----     -----                -----       -----
                             727,313        --              791,903       1,315
Less allowance for losses      3,304        --                6,650          --
                               -----     -----                -----       -----
                            $724,009       $--             $785,253      $1,315
                            ========       ===             ========      ======

                              December 31, 2000            December 31, 1999
                          On balance   Commitments       On balance  Commitments
Property type                sheet     to purchase          sheet    to purchase
Department/retail stores    $214,927        $--            $232,449      $1,315
Apartments                   152,906         --             181,346          --
Office buildings             191,767         --             202,132          --
Industrial buildings          80,330         --              83,186          --
Hotels/Motels                 41,977         --              43,839          --
Medical buildings             29,173         --              32,284          --
Nursing/retirement homes       6,471         --               6,608          --
Mixed Use                      9,762         --              10,059          --
                               -----      -----              ------       -----
                             727,313         --             791,903       1,315
Less allowance for losses      3,304         --               6,650          --
                               -----      -----               -----       -----
                            $724,009        $--            $785,253      $1,315
                            ========        ===            ========      ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2000 and 1999, the Company's recorded investment in impaired loans was $9,014 and $5,200, respectively, with allowances of $500 and $1,250, respectively. During 2000 and 1999, the average recorded investment in impaired loans was $4,684 and $5,399, respectively.

The  Company  recognized  $221,  $136 and $251 of  interest  income  related  to
impaired  loans  for  the  years  ended  December  31,  2000,   1999  and  1998,
respectively.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The following table presents changes in the allowance for investment losses related to all loans:

                                              2000        1999         1998
Balance, January 1                            $6,650     $8,500       $3,718
(Reduction) provision for investment losses   (3,346)    (1,850)       4,782
                                              ------     ------        -----
Balance, December 31                          $3,304     $6,650       $8,500
                                              ======     ======       ======

At December 31, 2000 the Company had no commitments to purchase investments.

Net investment income for the years ended December 31 is summarized as follows:

                                  2000          1999             1998
Interest on fixed maturities    $237,201      $265,199         $285,260
Interest on mortgage loans        59,686        63,721           65,351
Interest on cash equivalents       1,136           534              137
Other                              5,693        (1,755)          (2,493)
                                   -----        ------           ------
                                 303,716       327,699          348,255
Less investment expenses           3,957         4,953            8,036
                                   -----         -----            -----
                                $299,759      $322,746         $340,219
                                ========      ========         ========

Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                  2000         1999           1998
Fixed maturities                $ (2,877)     $ 4,715        $    28
Mortgage loans                     3,346       (1,650)        (4,816)
                                   -----       ------         ------
                                $    469      $ 3,065        $(4,788)
                                ========      =======        =======

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                        2000          1999          1998
Fixed maturities available for sale    $11,894     $(175,458)     $(8,032)

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The  income  tax  expense  for the years  ended  December  31,  consists  of the following:
                                2000        1999           1998
Federal income taxes:
Current                        $ 6,170      $15,531       $23,227
Deferred                         7,029          711        (9,591)
                                 -----          ---        ------
                                13,199       16,242        13,636
State income taxes-- current       888          433           759
                                   ---          ---           ---
Income tax expense             $14,087      $16,675       $14,395
                               =======      =======       =======

Increases  (decreases) to the federal income tax provision  applicable to pretax income  based on the  statutory  rate,  for the years  ended  December  31,  are attributable to:
                                                           2000                   1999                   1998
                                                   Provision   Rate       Provision    Rate      Provision   Rate
Federal income taxes based on the statutory rate     $13,458   35.0%      $17,731     35.0%       $13,972   35.0%
Increases (decreases) are attributable to :
     Tax-excluded interest                                (4)    --           (14)      --            (35)  (0.1)
     State tax, net of federal benefit                   578    1.5           281      0.5            493    1.2
Other, net                                                55    0.1        (1,323)    (2.6)           (35)    --
                                                          --    ---        ------     ----            ---    ---
Total income taxes                                   $14,087   36.6%      $16,675     32.9%       $14,395   36.1%
                                                     =======   ====       =======     ====        =======   ====

Significant   components  of  the  Company's  deferred  income  tax  assets  and liabilities as of December 31 are as follows:

Deferred income tax assets:                         2000            1999
Policy reserves                                    $40,242          $46,243
Unrealized losses on investments                    31,441           39,678
Other                                                6,208            1,070
                                                     -----            -----
     Total deferred income tax assets               77,891           86,991
                                                    ------           ------
Deferred income tax liabilities:
Deferred policy acquisition costs                   51,541           49,490
                                                    ------           ------
     Total deferred income tax liabilities          51,541           49,490
                                                    ------           ------
     Net deferred income tax assets                $26,350          $37,501
                                                   =======          =======

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $31,152 and $58,223 as of December 31, 2000 and 1999, respectively. In addition, dividends in excess of $nil would require approval by the Insurance Department of the state of Indiana.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                  2000          1999         1998
Statutory net (loss) income     $(11,928)    $ 15,241      $ 37,902
Statutory capital and surplus    315,930      343,094       330,588

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The state of Indiana has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare their statutory-basis financial statements. Management believes these changes will not adversely impact the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $6,489 and $8,258 at December 31, 2000 and 1999, respectively. The interest rate swap is an off balance sheet transaction.

The Company has no employees. Charges by IDS Life for services and use of other joint facilities aggregated $45,191, $38,931 and $28,482 for the years ended December 31, 2000, 1999 and 1998, respectively. Certain of these costs are included in deferred policy acquisition costs.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2000 or 1999.

7. DERIVATIVE FINANCIAL INSTRUMENTS
The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The Company's holdings of derivative financial instruments are as follows:

                             Notional    Carrying        Fair       Total credit
December 31, 2000             amount      amount         value        exposure
Assets:
     Interest rate caps     $  500,000     $2,037      $    414       $    414
     Interest rate floors    2,000,000      6,489        13,185         13,185
Off balance sheet:
     Interest rate swaps     2,000,000         --       (51,369)       (51,369)
                             ---------     ------       -------        -------
                                           $8,526      $(37,770)      $(37,770)
                                           ======      ========       ========

                             Notional    Carrying       Fair       Total credit
December 31, 1999             amount      amount        value        exposure
Assets:
     Interest rate caps     $  900,000   $  3,212       $ 4,437         $ 4,437
     Interest rate floors    2,000,000      8,258         2,251           2,251
Off balance sheet:
     Interest rate swaps     2,000,000         --        18,274          18,274
                             ---------      -----        ------          ------
                                          $11,470       $24,962         $24,962
                                          =======       =======         =======

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. All interest rate caps, floors and swaps will expire on various dates from 2001 to 2006.

Interest rate caps, floors and swaps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.


8. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                               December 31, 2000          December 31, 1999
                                              Carrying      Fair         Carrying        Fair
Financial Assets                               amount       value          amount       value
Investments:
Fixed maturities (Note 2):
     Held to maturity                       $  934,091   $  927,031     $1,006,349   $  984,103
     Available for sale                      2,068,487    2,068,487      2,304,487    2,304,487
Mortgage loans on real estate (Note 2)         724,009      740,992        785,253      770,095
Derivative financial instruments (Note 7)        8,526      (37,770)        11,470       24,962
Separate account assets (Note 1)               589,310      589,310        220,994      220,994
Cash and cash equivalents                       34,852       34,852             --           --

Financial Liabilities
Future policy benefits for fixed annuities  $3,567,085   $3,480,270     $3,905,849   $3,778,945
Separate account liabilities                   589,310      567,989        220,994      209,942
                                               -------      -------        -------      -------

At December 31, 2000 and 1999, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $17,699 and $15,633, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2000 and 1999.

The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2000 and 1999.

9. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products, anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, the court gave preliminary approval to the proposed settlement and AEFC has mailed notices to all of the over two million class members. A fairness hearing is scheduled for March 2001, with final approval anticipated in the second quarter, pending any legal appeals. The anticipated costs of settlement remain unchanged from 1999. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results of operations. The agreement also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies, including final court approval.

[To be updated upon amendment.]

Table of Contents of the Statement of Additional Information

Performance Information
Calculating Annuity Payouts
Rating Agencies
Principal Underwriter
Independent Auditors
Financial Statements

American Express
Pinnacle
Variable Annuity(SM)

Issued by:
American Enterprise Life Insurance Company

Prospectus


[DATE]


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

American Enterprise Variable Annuity Account

Issued by: American Enterprise Life Insurance Company (American Enterprise Life)
           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437

This prospectus contains information that you should know before investing. You also will receive the prospectuses for:
o American Express(R) Variable Portfolio Funds
o AIM Variable  Insurance Funds
o Fidelity Variable  Insurance  Products - Service Class
o Franklin(R) Templeton(R) Variable Insurance Products  Trust(FTVIPT) - Class 2
o MFS(R) Variable Insurance Trust(SM)
o Putnam Variable Trust - IB Shares

Please read the prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

Table of Contents


Key Terms
The Contract in Brief
Expense Summary
Condensed Financial  Information  (Unaudited)
Financial Statements
Performance Information
The Variable  Account and the Funds
The Fixed  Account
Buying Your Contract
Charges
Valuing  Your  Investment
Making  the Most of Your  Contract
Withdrawals
Changing  Ownership
Benefits in Case of Death
The  Annuity  Payout Period
Taxes
Voting  Rights
Substitution  of  Investments
About the  Service Providers
Additional Information About
   American Enterprise Life
Directors and Executive Officers
Experts
American Enterprise Life Insurance
   Company Financial Information
Table of Contents of the
   Statement of Additional Information

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

Close of business: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.


Fixed accounts: The one-year fixed account is an account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically. Guarantee Period Accounts are fixed accounts to which you may also allocate purchase payments. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the Guarantee Period Accounts done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.


Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


Guarantee Period: The number of years that a guaranteed interest rate is credited.

Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.


Owner (you, your): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)
o  Roth IRAs under Section 408A of the Code
o  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Retirement date: The date when annuity payouts are scheduled to begin.


Rider effective date: The date you add a rider to your contract.

Valuation date: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

Withdrawal value: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

The Contract in Brief

Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax-deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)


Accounts: Currently, you may allocate your purchase payments among any or all of:
o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. )
o the fixed accounts, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. Guarantee period accounts are not available in all states. (p. )


Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p. )


o  Minimum initial purchase payment:
      $5,000 for contracts issued in South Carolina, Texas, and Washington. $2,000 for contracts issued in all other states.
o  Minimum additional purchase payment -- $50  for Systematic  Investment Plans.
                                          $100 for all other  payment plans.
o  Maximum total purchase payments (without prior approval):
      $1,000,000 for issue ages up to 85.
      $100,000 for issue ages 86 to 90.

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the Guarantee Period Accounts done more than 30 days before the end of the Guarantee Period will be subject to a MVA. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. )

Withdrawals: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if withdrawals are made prior to your reaching age 591/2) and may have other tax consequences; also, certain restrictions apply. (p. )

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. )

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. )


Optional benefits: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. )

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The Guarantee Period Accounts are not available during the payout period. (p. )


Taxes: Generally, your contract grows tax-deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax-free, if you meet certain distribution requirements. (p. )


Charges: We assess certain charges in connection with your contract (p. ):
o  $30 annual contract administrative charge;
o 0.15% variable account administrative charge (if you allocate money to one or more subaccounts);
o if you select death benefit Option A, a 1.00% mortality and expense risk fee (if you allocate money to one or more subaccounts);
o if you select death benefit Option B(1), a 1.10% mortality and expense risk fee (if you allocate money to one or more subaccounts);
o if you select the Benefit Protector(SM) Death Benefit Rider(2) (Benefit Protector), an annual fee of 0.25% of the contract value;
o if you select the Benefit Protector(SM) Plus Death Benefit Rider(2) (Benefit Protector Plus), an annual fee of 0.40% of the contract value;
o  withdrawal charge;
o any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal); and
o  the operating expenses of the funds in which the subaccounts invest.

(1) Available if you and the annuitant are 78 or younger at contract issue.
(2) Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.

Expense Summary

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

Withdrawal charge (contingent deferred sales charge as a percentage of purchase payment withdrawn)

         Years from purchase                              Withdrawal charge
           payment receipt                                   percentage
                1                                                8%
                2                                                8
                3                                                7
                4                                                6
                5                                                5
                6                                                4
                7                                                2
                Thereafter                                       0

A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withd rawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans").

Annual contract administrative charge:      $30*

* We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.


Benefit Protector(SM) Death Benefit Rider (Benefit Protector) fee: 0.25%

(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

Benefit  Protector(SM)  Plus Death Benefit Rider (Benefit  Protector  Plus) fee:
0.40%

(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)


ANNUAL VARIABLE ACCOUNT EXPENSES


(as a percentage of average subaccount value)

The death benefit you select determines the fees you pay.


                                                       Option A         Option B
   Variable account administrative charge                0.15%           0.15%
   Mortality and expense risk fee                        1.00            1.10
                                                         ----            ----
   Total annual variable account expenses                1.15%           1.25%


Annual operating expenses of the funds (after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                        Management       12b-1          Other
                                                                           fees          fees         expenses        Total
AXP(R)Variable Portfolio -
      Blue Chip Advantage Fund                                             .56%           .13%           .26%        .95%(1)
      Bond Fund                                                            .60            .13            .06         .79(2)
      Cash Management Fund                                                 .51            .13            .04         .68(2)
      Diversified Equity Income Fund                                       .56            .13            .26         .95(1)
      Extra Income Fund                                                    .62            .13            .07         .82(2)
      Managed Fund                                                         .59            .13            .03         .75(2)
      New Dimensions Fund(R)                                               .60            .13            .05         .78(2)
      Small Cap Advantage Fund                                             .75            .13            .31        1.19(1)
AIM V.I.
      Capital Appreciation Fund                                            .61             --            .21         .82(3)
      Value Fund                                                           .61             --            .23         .84(3)



Annual  operating  expenses  of the funds  (after  fee  waivers  and/or  expense reimbursements,  if  applicable,  as a percentage  of average  daily net assets)
(continued)
                                                                        Management       12b-1          Other
                                                                           fees          fees         expenses        Total
Fidelity VIP
      III Balanced Portfolio (Service Class)                               .43%           .10%           .15%        .68%(4)
      III Growth & Income Portfolio (Service Class)                        .48            .10            .11         .69(4)
      III Mid Cap Portfolio (Service Class)                                .57            .10            .17         .84(4)
      Growth Portfolio (Service Class)                                     .57            .10            .09         .76(4)
Franklin Templeton VIP Trust
      Franklin Small Cap Fund - Class 2                                    .49            .25            .28        1.02(5),(6),(7)
      Franklin Value Securities Fund - Class 2                             .58            .25            .26        1.09(5),(7)
      Mutual Shares Securities Fund - Class 2                              .60            .25            .20        1.05(5)
      Templeton International Securities Fund - Class 2                    .67            .25            .20        1.12(5)
MFS(R)
      Investors Trust Series - Initial Class
      (previously MFS(R)Growth with Income Series)                          .75              --           .12         .87(8)
      New Discovery Series - Initial Class                                 .90              --           .16        1.06(8),(9)
      Total Return Series - Initial Class                                  .75              --           .15         .90(8)
      Utilities Series - Initial Class                                     .75              --           .16         .91(8)
Putnam Variable Trust
      Putnam VT Growth and Income Fund - Class IB Shares                   .46            .25            .04         .75(10)
      Putnam VT Income Fund - Class IB Shares                              .61            .25            .06         .92(10)
      Putnam VT International Growth Fund - Class IB Shares                .76            .25            .18        1.19(10)
      Putnam VT Vista Fund - Class IB Shares                               .60            .25            .07         .92(10)

 (1) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2000.
      Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.27% and 0.96% for AXP Variable Portfolio - Blue Chip
      Advantage Fund,  0.80% and 1.49% for AXP Variable  Portfolio - Diversified
      Equity Income Fund and 0.55% and 1.43% for AXP Variable  Portfolio - Small
      Cap Advantage Fund.
 (2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.
 (3) Figures in "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2000.
 (4)  There were no  reimbursement  or expense  reductions  for the period ended
      12/31/00. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.
 (5) The Fund's class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.
 (6) Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended Dec. 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.
 (7)  The  manager  has agreed in advance to reduce its fee (0.04% for  Franklin
      Small Cap Fund and 0.02% for Franklin Value Securities Fund) to reflect reduced services resulting from the Fund's investment in a Franklin
      Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent this reduction, "Management Fees" and "Total" would have been 0.53% and 1.06% for Franklin Small Cap Fund - Class 2 and 0.60% and 1.11% for
      Franklin Value Securities - Class 2.
 (8) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.86% for Investors Trust Series, 1.05% for New Discovery
      Series, 0.89% for Total Return Series, and 0.90% for Utilities Series.
 (9) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year 0.15% for the New Discovery
      Series. Without this agreement, "Other" and "Total Expenses" would be 0.19% and 1.09%. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.
(10)  Restated to reflect an increase in 12b-1 fees currently  payable to Putnam
      Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual
      12b-1 fees during the most recent fiscal year were 0.15% of average net assets.



Examples*: In order to provide a meaningful discussion about the contract and its options, we provided expense examples for each fund showing every available optional contract feature combination. Under each fund you will find an example showing: 1) the base contract with no optional riders, 2) the contract with selection of the optional Benefit Protector(SM) Death Benefit Rider, and 3) the contract with selection of the optional Benefit Protector(SM) Plus Death Benefit Rider. We first show the expenses for your contract assuming selection of death benefit Option B followed by the expenses for your contract assuming selection of death benefit Option A.

(To be updated upon amendment)




You would pay the following expenses on a $1,000 investment if you selected death benefit Option B (1.10% mortality and expense risk fee) and assuming a 5% annual return and ...




                                                                                              no withdrawal or selection
                                                       full withdrawal at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years       1 year  3 years  5 years  10 years
AXP(R) Variable Portfolio - Blue Chip Advantage Fund
      base contract with no optional riders     $102.90   $140.57  $170.87   $259.03       $22.90   $70.57 $120.87   $259.03
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R) Variable Portfolio - Bond Fund
      base contract with no optional riders      101.26    135.63   162.58    242.30        21.26    65.63  112.58    242.30
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R) Variable Portfolio - Cash Management Fund
      base contract with no optional riders      100.13    132.21   156.85    230.64        20.13    62.21  106.85    230.64
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R) Variable Portfolio - Diversified Equity Income Fund
      base contract with no optional riders      102.90    140.57   170.87    259.03        22.90    70.57  120.87    259.03
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R) Variable Portfolio - Extra Income Fund
      base contract with no optional riders      101.57    136.56   164.14    245.45        21.57    66.56  114.14    245.45
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R) Variable Portfolio - Managed Fund
      base contract with no optional riders      100.85    134.39   160.50    238.07        20.85    64.39  110.50    238.07
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R)Variable Portfolio - New Dimensions Fund(R)
      base contract with no optional riders      101.16    135.32   162.06    241.24        21.16    65.32  112.06    241.24
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R) Variable Portfolio - Small Cap Advantage Fund
      base contract with no optional riders      105.36    147.97   183.20    283.63        25.36    77.97  133.20    283.63
      optional Benefit Protector
      optional Benefit Protector Plus
AIM V.I. Capital Appreciation Fund
      base contract with no optional riders      101.57    136.56   164.14    245.45        21.57    66.56  114.14    245.45
      optional Benefit Protector
      optional Benefit Protector Plus
AIM V.I. Value Fund
      base contract with no optional riders      101.77    137.17   165.18    247.55        21.77    67.17  115.18    247.55
      optional Benefit Protector
      optional Benefit Protector Plus
Fidelity VIP III Balanced Portfolio (Service Class)
      base contract with no optional riders      100.13    132.21   156.85    230.64        20.13    62.21  106.85    230.64
      optional Benefit Protector
      optional Benefit Protector Plus
Fidelity VIP III Growth & Income Portfolio (Service Class)
      base contract with no optional riders      100.23    132.53   157.37    231.71        20.23    62.53  107.37    231.71
      optional Benefit Protector
      optional Benefit Protector Plus
Fidelity VIP III Mid Cap Portfolio (Service Class)
      base contract with no optional riders      101.77    137.17   165.18    247.55        21.77    67.17  115.18    247.55
      optional Benefit Protector
      optional Benefit Protector Plus





You would pay the following expenses on a $1,000 investment if you selected death benefit Option B (1.10% mortality and expense risk fee) and assuming a 5% annual return and ...(continued)

                                                                                              no withdrawal or selection
                                                       full withdrawal at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                   1 year   3 years  5 years 10 years      1 year   3 years 5 years  10 years
Fidelity VIP Growth Portfolio (Service Class)
      base contract with no optional riders     $100.95   $134.70  $161.02   $239.13       $20.95   $64.70 $111.02   $239.13
      optional Benefit Protector
      optional Benefit Protector Plus
FTVIPT Franklin Small Cap Fund - Class 2
      base contract with no optional riders      103.62    142.73   174.48    266.27        23.62    72.73  124.48    266.27
      optional Benefit Protector
      optional Benefit Protector Plus
FTVIPT Franklin Value Securities Fund - Class 2
      base contract with no optional riders      104.33    144.89   178.08    273.45        24.33    74.89  128.08    273.45
      optional Benefit Protector
      optional Benefit Protector Plus
FTVIPT Mutual Shares Securities Fund - Class 2
      base contract with no optional riders      103.92    143.66   176.02    269.35        23.92    73.66  126.02    269.35
      optional Benefit Protector
      optional Benefit Protector Plus
FTVIPT Templeton International Securities Fund - Class 2
      base contract with no optional riders      104.64    145.81   179.61    276.52        24.64    75.81  129.61    276.52
      optional Benefit Protector
      optional Benefit Protector Plus
MFS(R)Investors Trust Series - Initial Class (previously MFS(R)Growth with Income Series)
      base contract with no optional riders      102.08    138.10   166.73    250.70        22.08    68.10  116.73    250.70
      optional Benefit Protector
      optional Benefit Protector Plus
MFS(R) New Discovery Series - Initial Class
      base contract with no optional riders      104.03    143.97   176.53    270.38        24.03    73.97  126.53    270.38
      optional Benefit Protector
      optional Benefit Protector Plus
MFS(R) Total Return Series - Initial Class
      base contract with no optional riders      102.39    139.03   168.28    253.83        22.39    69.03  118.28    253.83
      optional Benefit Protector
      optional Benefit Protector Plus
MFS(R) Utilities Series - Initial Class
      base contract with no optional riders      102.49    139.34   168.80    254.87        22.49    69.34  118.80    254.87
      optional Benefit Protector
      optional Benefit Protector Plus
Putnam VT Growth and Income Fund - Class IB Shares
      base contract with no optional riders      100.85    134.39   160.50    238.07        20.85    64.39  110.50    238.07
      optional Benefit Protector
      optional Benefit Protector Plus
Putnam VT Income Fund - Class IB Shares
      base contract with no optional riders      102.59    139.65   169.32    255.91        22.59    69.65  119.32    255.91
      optional Benefit Protector
      optional Benefit Protector Plus
Putnam VT International Growth Fund - Class IB Shares
      base contract with no optional riders      105.36    147.97   183.20    283.63        25.36    77.97  133.20    283.63
      optional Benefit Protector
      optional Benefit Protector Plus
Putnam VT Vista Fund - Class IB Shares
      base contract with no optional riders      102.59    139.65   169.32    255.91        22.59    69.65  119.32    255.91
      optional Benefit Protector
      optional Benefit Protector Plus





You would pay the following  expenses on a $1,000  investment in an annuity with death benefit Option A and 1.00%  mortality and expense risk fee,  assuming a 5%
annual return and ....

                                                                                              no withdrawal or selection
                                                       full withdrawal at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years       1 year  3 years  5 years  10 years
AXP(R) Variable Portfolio - Blue Chip Advantage Fund
      base contract with no optional riders     $101.87   $137.48  $165.70   $248.60       $21.87   $67.48 $115.70   $248.60
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R) Variable Portfolio - Bond Fund
      base contract with no optional riders      100.23    132.53   157.37    231.71        20.23    62.53  107.37    231.71
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R) Variable Portfolio - Cash Management Fund
      base contract with no optional riders       99.11    129.11   151.62    219.93        19.11    59.11  101.62    219.93
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R) Variable Portfolio - Diversified Equity Income Fund
      base contract with no optional riders      101.87    137.48   165.70    248.60        21.87    67.48  115.70    248.60
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R) Variable Portfolio - Extra Income Fund
      base contract with no optional riders      100.54    133.46   158.94    234.89        20.54    63.46  108.94    234.89
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R) Variable Portfolio - Managed Fund
      base contract with no optional riders       99.82    131.28   155.28    227.44        19.82    61.28  105.28    227.44
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R)Variable Portfolio - New Dimensions Fund(R)
      base contract with no optional riders      100.13    132.21   156.85    230.64        20.13    62.21  106.85    230.64
      optional Benefit Protector
      optional Benefit Protector Plus
AXP(R) Variable Portfolio - Small Cap Advantage Fund
      base contract with no optional riders      104.33    144.89   178.08    273.45        24.33    74.89  128.08    273.45
      optional Benefit Protector
      optional Benefit Protector Plus
AIM V.I. Capital Appreciation Fund
      base contract with no optional riders      100.54    133.46   158.94    234.89        20.54    63.46  108.94    234.89
      optional Benefit Protector
      optional Benefit Protector Plus
AIM V.I. Value Fund
      base contract with no optional riders      100.75    134.08   159.98    237.01        20.75    64.08  109.98    237.01
      optional Benefit Protector
      optional Benefit Protector Plus
Fidelity VIP III Balanced Portfolio (Service Class)
      base contract with no optional riders       99.11    129.11   151.62    219.93        19.11    59.11  101.62    219.93
      optional Benefit Protector
      optional Benefit Protector Plus
Fidelity VIP III Growth & Income Portfolio (Service Class)
      base contract with no optional riders       99.21    129.42   152.14    221.01        19.21    59.42  102.14    221.01
      optional Benefit Protector
      optional Benefit Protector Plus
Fidelity VIP III Mid Cap Portfolio (Service Class)
      base contract with no optional riders      100.75    134.08   159.98    237.01        20.75    64.08  109.98    237.01
      optional Benefit Protector
      optional Benefit Protector Plus
Fidelity VIP Growth Portfolio (Service Class)
      base contract with no optional riders       99.93    131.59   155.81    228.51        19.93    61.59  105.81    228.51
      optional Benefit Protector
      optional Benefit Protector Plus
FTVIPT Franklin Small Cap Fund - Class 2
      base contract with no optional riders      102.59    139.65   169.32    255.91        22.59    69.65  119.32    255.91
      optional Benefit Protector
      optional Benefit Protector Plus
FTVIPT Franklin Value Securities Fund - Class 2
      base contract with no optional riders      103.31    141.81   172.93    263.17        23.31    71.81  122.93    263.17
      optional Benefit Protector
      optional Benefit Protector Plus





You would pay the following expenses on a $1,000 investment in an annuity with death benefit Option A and 1.00% mortality and expense risk fee, assuming a 5% annual return and ...(continued)

                                                                                              no withdrawal or selection
                                                       full withdrawal at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                   1 year   3 years  5 years 10 years      1 year   3 years 5 years  10 years
FTVIPT Mutual Shares Securities Fund - Class 2
      base contract with no optional riders     $102.90   $140.57  $170.87   $259.03       $22.90   $70.57 $120.87   $259.03
      optional Benefit Protector
      optional Benefit Protector Plus
FTVIPT Templeton International Securities Fund - Class 2
      base contract with no optional riders      103.62    142.73   174.48    266.27        23.62    72.73  124.48    266.27
      optional Benefit Protector
      optional Benefit Protector Plus
MFS(R)Investors Trust Series - Initial Class (previously MFS(R)Growth with Income Series)
      base contract with no optional riders      101.05    135.01   161.54    240.19        21.05    65.01  111.54    240.19
      optional Benefit Protector
      optional Benefit Protector Plus
MFS(R) New Discovery Series - Initial Class
      base contract with no optional riders      103.00    140.88   171.38    260.07        23.00    70.88  121.38    260.07
      optional Benefit Protector
      optional Benefit Protector Plus
MFS(R) Total Return Series - Initial Class
      base contract with no optional riders      101.36    135.94   163.10    243.35        21.36    65.94  113.10    243.35
      optional Benefit Protector
      optional Benefit Protector Plus
MFS(R) Utilities Series - Initial Class
      base contract with no optional riders      101.46    136.25   163.62    244.40        21.46    66.25  113.62    244.40
      optional Benefit Protector
      optional Benefit Protector Plus
Putnam VT Growth and Income Fund - Class IB Shares
      base contract with no optional riders       99.82    131.28   155.28    227.44        19.82    61.28  105.28    227.44
      optional Benefit Protector
      optional Benefit Protector Plus
Putnam VT Income Fund - Class IB Shares
      base contract with no optional riders      101.57    136.56   164.14    245.45        21.57    66.56  114.14    245.45
      optional Benefit Protector
      optional Benefit Protector Plus
Putnam VT International Growth Fund - Class IB Shares
      base contract with no optional riders      104.33    144.89   178.08    273.45        24.33    74.89  128.08    273.45
      optional Benefit Protector
      optional Benefit Protector Plus
Putnam VT Vista Fund - Class IB Shares
      base contract with no optional riders      101.57    136.56   164.14    245.45        21.57    66.56  114.14    245.45
      optional Benefit Protector
      optional Benefit Protector Plus

  * In these examples, the $30 contract administrative charge is approximated as a 0.034% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.

You should not consider these examples as representations of past or future expenses. Actual expenses may be more or less than those shown.



Condensed Financial Information

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount.


Year ended Dec. 31,                                                                                   2000         1999
Subaccount PBCA1(1) (Investing in shares of AXP(R)Variable Portfolio - Blue Chip Advantage Fund)
Accumulation unit value at beginning of period                                                       $1.09        $1.00
Accumulation unit value at end of period                                                             $0.96        $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                200           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PBCA2(2) (Investing in shares of AXP(R)Variable Portfolio - Blue Chip Advantage Fund)
Accumulation unit value at beginning of period                                                       $1.09        $1.00
Accumulation unit value at end of period                                                             $0.96        $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                 17           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount PBND1(1) (Investing in shares of AXP(R)Variable Portfolio - Bond Fund)
Accumulation unit value at beginning of period                                                       $1.01        $1.00
Accumulation unit value at end of period                                                             $1.05        $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                 82           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PBND2(2) (Investing in shares of AXP(R)Variable Portfolio - Bond Fund)
Accumulation unit value at beginning of period                                                       $1.01        $1.00
Accumulation unit value at end of period                                                             $1.05        $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount PCMG1(1) (Investing in shares of AXP(R)Variable Portfolio - Cash Management Fund)
Accumulation unit value at beginning of period                                                       $1.01        $1.00
Accumulation unit value at end of period                                                             $1.05        $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%
Simple yield(3)                                                                                      4.70%        4.62%
Compound yield(3)                                                                                    4.81%        4.73%

Subaccount PCMG2(2) (Investing in shares of AXP(R)Variable Portfolio - Cash Management Fund)
Accumulation unit value at beginning of period                                                       $1.01        $1.00
Accumulation unit value at end of period                                                             $1.05        $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%
Simple yield(3)                                                                                      4.58%        4.82%
Compound yield(3)                                                                                    4.69%        4.93%

Subaccount PDEI1(1) (Investing in shares of AXP(R)Variable Portfolio - Diversified Equity Income Fund)
Accumulation unit value at beginning of period                                                       $1.02        $1.00
Accumulation unit value at end of period                                                             $1.00        $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                244           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PDEI2(2) (Investing in shares of AXP(R)Variable Portfolio - Diversified Equity Income Fund)
Accumulation unit value at beginning of period                                                       $1.02        $1.00
Accumulation unit value at end of period                                                             $1.00        $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%



Subaccount PEXI1(1) (Investing in shares of AXP(R)Variable Portfolio - Extra Income Fund)
Accumulation unit value at beginning of period                                                       $1.03        $1.00
Accumulation unit value at end of period                                                             $0.92        $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                278           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PEXI2(2) (Investing in shares of AXP(R)Variable Portfolio - Extra Income Fund)
Accumulation unit value at beginning of period                                                       $1.03        $1.00
Accumulation unit value at end of period                                                             $0.92        $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount PMGD1(1) (Investing in shares of AXP(R)Variable Portfolio - Managed Fund)
Accumulation unit value at beginning of period                                                       $1.08        $1.00
Accumulation unit value at end of period                                                             $1.04        $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                  5           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PMGD2(2) (Investing in shares of AXP(R)Variable Portfolio - Managed Fund)
Accumulation unit value at beginning of period                                                       $1.08        $1.00
Accumulation unit value at end of period                                                             $1.04        $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                  1           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount PNDM1(1) (Investing in shares of AXP(R)Variable Portfolio - New Dimensions Fund(R))
Accumulation unit value at beginning of period                                                       $1.15        $1.00
Accumulation unit value at end of period                                                             $1.03        $1.15
Number of accumulation units outstanding at end of period (000 omitted)                              1,937           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PNDM2(2) (Investing in shares of AXP(R)Variable Portfolio - New Dimensions Fund(R))
Accumulation unit value at beginning of period                                                       $1.15        $1.00
Accumulation unit value at end of period                                                             $1.04        $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                  9           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount PSCA1(1) (Investing in shares of AXP(R)Variable Portfolio - Small Cap Advantage Fund)
Accumulation unit value at beginning of period                                                       $1.11        $1.00
Accumulation unit value at end of period                                                             $1.14        $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                 85           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PSCA2(2) (Investing in shares of AXP(R)Variable Portfolio - Small Cap Advantage Fund)
Accumulation unit value at beginning of period                                                       $1.11        $1.00
Accumulation unit value at end of period                                                             $1.15        $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount PCAP1(1) (Investing in shares of AIM V.I. Capital Appreciation Fund)
Accumulation unit value at beginning of period                                                       $1.26        $1.00
Accumulation unit value at end of period                                                             $1.11        $1.26
Number of accumulation units outstanding at end of period (000 omitted)                              1,103           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PCAP2(2) (Investing in shares of AIM V.I. Capital Appreciation Fund)
Accumulation unit value at beginning of period                                                       $1.26        $1.00
Accumulation unit value at end of period                                                             $1.11        $1.26
Number of accumulation units outstanding at end of period (000 omitted)                                 29           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%



Subaccount PVAL1(1) (Investing in shares of AIM V.I. Value Fund)
Accumulation unit value at beginning of period                                                       $1.11        $1.00
Accumulation unit value at end of period                                                             $0.94        $1.11
Number of accumulation units outstanding at end of period (000 omitted)                              4,769           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PVAL2(2) (Investing in shares of AIM V.I. Value Fund)
Accumulation unit value at beginning of period                                                       $1.11        $1.00
Accumulation unit value at end of period                                                             $0.94        $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount PBAL1(1) (Investing in shares of Fidelity VIP III Balanced Portfolio (Service Class))
Accumulation unit value at beginning of period                                                       $1.02        $1.00
Accumulation unit value at end of period                                                             $0.96        $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                 66           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PBAL2(2) (Investing in shares of Fidelity VIP III Balanced Portfolio (Service Class))
Accumulation unit value at beginning of period                                                       $1.02        $1.00
Accumulation unit value at end of period                                                             $0.96        $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount PGRI1(1) (Investing in shares of Fidelity VIP III Growth & Income Portfolio (Service Class))
Accumulation unit value at beginning of period                                                       $1.03        $1.00
Accumulation unit value at end of period                                                             $0.98        $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                 85           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PGRI2(2) (Investing in shares of Fidelity VIP III Growth & Income Portfolio (Service Class))
Accumulation unit value at beginning of period                                                       $1.03        $1.00
Accumulation unit value at end of period                                                             $0.98        $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                  3           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount PMDC1(1) (Investing in shares of Fidelity VIP III Mid Cap Portfolio (Service Class))
Accumulation unit value at beginning of period                                                       $1.24        $1.00
Accumulation unit value at end of period                                                             $1.63        $1.24
Number of accumulation units outstanding at end of period (000 omitted)                                206           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PMDC2(2) (Investing in shares of Fidelity VIP III Mid Cap Portfolio (Service Class))
Accumulation unit value at beginning of period                                                       $1.24        $1.00
Accumulation unit value at end of period                                                             $1.63        $1.24
Number of accumulation units outstanding at end of period (000 omitted)                                 11           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount PGRO1(1) (Investing in shares of Fidelity VIP Growth Portfolio (Service Class))
Accumulation unit value at beginning of period                                                       $1.16        $1.00
Accumulation unit value at end of period                                                             $1.02        $1.16
Number of accumulation units outstanding at end of period (000 omitted)                                365           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PGRO2(2) (Investing in shares of Fidelity VIP Growth Portfolio (Service Class))
Accumulation unit value at beginning of period                                                       $1.16        $1.00
Accumulation unit value at end of period                                                             $1.02        $1.16
Number of accumulation units outstanding at end of period (000 omitted)                                129           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%



Subaccount  PSMC1(1)  (Investing in shares of FTVIPT  Franklin  Small Cap Fund - Class 2)
Accumulation unit value at beginning of period                                                       $1.43        $1.00
Accumulation unit value at end of period                                                             $1.21        $1.43
Number of accumulation units outstanding at end of period (000 omitted)                                855           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount  PSMC2(2)  (Investing in shares of FTVIPT  Franklin  Small Cap Fund - Class 2)
Accumulation unit value at beginning of period                                                       $1.43        $1.00
Accumulation unit value at end of period                                                             $1.21        $1.43
Number of accumulation units outstanding at end of period (000 omitted)                                 21           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount  PVAS1(1)  (Investing in shares of FTVIPT  Franklin Value  Securities Fund - Class 2)
Accumulation unit value at beginning of period                                                       $1.04        $1.00
Accumulation unit value at end of period                                                             $1.29        $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount  PVAS2(2)  (Investing in shares of FTVIPT  Franklin Value  Securities Fund - Class 2)
Accumulation unit value at beginning of period                                                       $1.04        $1.00
Accumulation unit value at end of period                                                             $1.29        $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount PMSS1(1) (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)
Accumulation unit value at beginning of period                                                       $1.03        $1.00
Accumulation unit value at end of period                                                             $1.16        $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                 --           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PMSS2(2) (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)
Accumulation unit value at beginning of period                                                       $1.03        $1.00
Accumulation unit value at end of period                                                             $1.16        $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                  5           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount PINT1(1) (Investing in shares of FTVIPT Templeton International Securities Fund - Class 2)
Accumulation unit value at beginning of period                                                       $1.13        $1.00
Accumulation unit value at end of period                                                             $1.09        $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                 16           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PINT2(2) (Investing in shares of FTVIPT Templeton International Securities Fund - Class 2)
Accumulation unit value at beginning of period                                                       $1.13        $1.00
Accumulation unit value at end of period                                                             $1.09        $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                 12           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount PGIS1(1) (Investing in shares of MFS(R)Investors Trust Series - Initial Class
(previously MFS(R)Growth with Income Series))
Accumulation unit value at beginning of period                                                       $1.05        $1.00
Accumulation unit value at end of period                                                             $1.04        $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                295           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PGIS2(2) (Investing in shares of MFS(R)Investors Trust Series - Initial Class
(previously MFS(R)Growth with Income Series))
Accumulation unit value at beginning of period                                                       $1.05        $1.00
Accumulation unit value at end of period                                                             $1.04        $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                  8           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%



Subaccount PNDS1(1) (Investing in shares of MFS(R)New Discovery Series - Initial Class)
Accumulation unit value at beginning of period                                                       $1.43        $1.00
Accumulation unit value at end of period                                                             $1.38        $1.43
Number of accumulation units outstanding at end of period (000 omitted)                                 19           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PNDS2(2) (Investing in shares of MFS(R)New Discovery Series - Initial Class)
Accumulation unit value at beginning of period                                                       $1.43        $1.00
Accumulation unit value at end of period                                                             $1.38        $1.43
Number of accumulation units outstanding at end of period (000 omitted)                                 14           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount PTRS1(1) (Investing in shares of MFS(R)Total Return Series - Initial Class)
Accumulation unit value at beginning of period                                                       $1.00        $1.00
Accumulation unit value at end of period                                                             $1.14        $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                 25           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PTRS2(2) (Investing in shares of MFS(R)Total Return Series - Initial Class)
Accumulation unit value at beginning of period                                                       $1.00        $1.00
Accumulation unit value at end of period                                                             $1.15        $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                  6           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount PUTS1(1) (Investing in shares of MFS(R)Utilities Series - Initial Class)
Accumulation unit value at beginning of period                                                       $1.14        $1.00
Accumulation unit value at end of period                                                             $1.20        $1.14
Number of accumulation units outstanding at end of period (000 omitted)                              1,109           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PUTS2(2) (Investing in shares of MFS(R)Utilities Series - Initial Class)
Accumulation unit value at beginning of period                                                       $1.14        $1.00
Accumulation unit value at end of period                                                             $1.21        $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                  9           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount  PGIN1(1)  (Investing in shares of Putnam VT Growth and Income Fund - Class IB Shares)
Accumulation unit value at beginning of period                                                       $0.97        $1.00
Accumulation unit value at end of period                                                             $1.03        $0.97
Number of accumulation units outstanding at end of period (000 omitted)                                146           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount  PGIN2(2)  (Investing in shares of Putnam VT Growth and Income Fund - Class IB Shares)
Accumulation unit value at beginning of period                                                       $0.97        $1.00
Accumulation unit value at end of period                                                             $1.03        $0.97
Number of accumulation units outstanding at end of period (000 omitted)                                 59           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount  PINC1(1)  (Investing  in shares of Putnam VT Income  Fund - Class IB Shares)
Accumulation unit value at beginning of period                                                       $0.99        $1.00
Accumulation unit value at end of period                                                             $1.06        $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                  5           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount  PINC2(2)  (Investing  in shares of Putnam VT Income  Fund - Class IB Shares)
Accumulation unit value at beginning of period                                                       $0.99        $1.00
Accumulation unit value at end of period                                                             $1.06        $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                 16           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%



Subaccount PIGR1(1) (Investing in shares of Putnam VT International Growth Fund - Class IB Shares)
Accumulation unit value at beginning of period                                                       $1.29        $1.00
Accumulation unit value at end of period                                                             $1.15        $1.29
Number of accumulation units outstanding at end of period (000 omitted)                              2,474           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount PIGR2(2) (Investing in shares of Putnam VT International Growth Fund - Class IB Shares)
Accumulation unit value at beginning of period                                                       $1.29        $1.00
Accumulation unit value at end of period                                                             $1.15        $1.29
Number of accumulation units outstanding at end of period (000 omitted)                                 30           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

Subaccount  PVIS1(1)  (Investing  in shares  of Putnam VT Vista  Fund - Class IB Shares)
Accumulation unit value at beginning of period                                                       $1.30        $1.00
Accumulation unit value at end of period                                                             $1.23        $1.30
Number of accumulation units outstanding at end of period (000 omitted)                              1,798           --
Ratio of operating expense to average net assets                                                     1.25%        1.25%

Subaccount  PVIS2(2)  (Investing  in shares  of Putnam VT Vista  Fund - Class IB Shares)
Accumulation unit value at beginning of period                                                       $1.30        $1.00
Accumulation unit value at end of period                                                             $1.23        $1.30
Number of accumulation units outstanding at end of period (000 omitted)                                 19           --
Ratio of operating expense to average net assets                                                     1.15%        1.15%

(1) Operations commenced on Nov. 9, 1999.
(2) Operations commenced on Nov. 11, 1999.
(3) Net of annual contract administrative charge and mortality and expense risk fee.


Financial Statements


You can find our audited financial statements of the subaccounts in the SAI. You can find our audited financial statements later in this prospectus.


Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:


o  contract administrative charge,
o  variable account administrative charge,
o  Benefit  Protector(SM)  Death  Benefit  Rider  fee (if  applicable),
o  Benefit Protector(SM) Plus Death  Benefit  Rider fee (if  applicable),
o  mortality  and expense risk fee, and
o withdrawal charge (assuming a full withdrawal at the end of the illustrated period).


We also show optional total return quotations that do not reflect a withdrawal charge deduction (assuming no withdrawal). We may show total return quotations by means of schedules, charts or graphs.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.



The Variable Account and the Funds

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:


------------------ ----------------------- ------------------------------------------ -----------------------------------------
Subaccount         Investing In            Investment Objectives and Policies         Investment Advisor or Manager
------------------ ----------------------- ------------------------------------------ -----------------------------------------
------------------ ----------------------- ------------------------------------------ -----------------------------------------
PBCA1 PBCA2        AXP(R)Variable          Objective: long-term total return          IDS Life Insurance Company (IDS Life),
                   Portfolio - Blue Chip   exceeding that of the U.S. stock market.   investment manager; American Express
                   Advantage Fund          Invests primarily in common stocks of      Financial Corporation (AEFC),
                                           companies included in the unmanaged S&P    investment advisor.
                                           500 Index.
------------------ ----------------------- ------------------------------------------ -----------------------------------------
------------------ ----------------------- ------------------------------------------ -----------------------------------------
PBND1 PBND2        AXP(R)Variable          Objective: high level of current income    IDS Life, investment manager; AEFC,
                   Portfolio - Bond Fund   while conserving the value of the          investment advisor.
                                           investment and continuing a high level
                                           of income for the longest time period.
                                           Invests  primarily in bonds and other
                                           debt obligations.
------------------ ----------------------- ------------------------------------------ -----------------------------------------
------------------ ----------------------- ------------------------------------------ -----------------------------------------
PCMG1 PCMG2        AXP(R)Variable          Objective: maximum current income          IDS Life, investment manager; AEFC,
                   Portfolio - Cash        consistent with liquidity and stability    investment advisor.
                   Management Fund         of principal. Invests in money market
                                           securities.
------------------ ----------------------- ------------------------------------------ -----------------------------------------
------------------ ----------------------- ------------------------------------------ -----------------------------------------
PDEI1 PDEI2        AXP(R)Variable          Objective: a high level of current         IDS Life, investment manager; AEFC,
                   Portfolio -             income and, as a secondary goal, steady    investment advisor.
                   Diversified Equity      growth of capital. Invests primarily in
                   Income Fund             dividend-paying common and preferred
                                           stocks.
------------------ ----------------------- ------------------------------------------ -----------------------------------------
------------------ ----------------------- ------------------------------------------ -----------------------------------------
PEXI1 PEXI2        AXP(R)Variable          Objective: high current income, with       IDS Life, investment manager; AEFC,
                   Portfolio - Extra       capital growth as a secondary objective.   investment advisor.
                   Income Fund             Invests primarily in high-yielding,
                                           high-risk corporate bonds issued by U.S.
                                           and foreign companies and governments.
------------------ ----------------------- ------------------------------------------ -----------------------------------------
------------------ ----------------------- ------------------------------------------ -----------------------------------------
PMGD1 PMGD2        AXP(R)Variable          Objective: maximum total investment        IDS Life, investment manager; AEFC,
                   Portfolio - Managed     return through a combination of capital    investment advisor.
                   Fund                    growth and current income. Invests
                                           primarily in a combination  of common
                                           and  preferred  stocks,   convertible
                                           securities,   bonds  and  other  debt
                                           securities.
------------------ ----------------------- ------------------------------------------ -----------------------------------------
------------------ ----------------------- ------------------------------------------ -----------------------------------------
PNDM1 PNDM2        AXP(R)Variable          Objective: long-term growth of capital.    IDS Life, investment manager; AEFC,
                   Portfolio - New         Invests primarily in common stocks of      investment advisor.
                   Dimensions Fund(R)      U.S. and foreign companies showing
                                           potential for significant growth.
------------------ ----------------------- ------------------------------------------ -----------------------------------------
------------------ ----------------------- ------------------------------------------ -----------------------------------------
PSCA1 PSCA2        AXP(R)Variable          Objective: long-term capital growth.       IDS Life, investment manager; AEFC,
                   Portfolio - Small Cap   Invests primarily in equity stocks of      investment advisor; Kenwood Capital
                   Advantage Fund          small companies that are often included    Management LLC, sub-investment advisor.
                                           in the S&P SmallCap 600 Index or the
                                           Russell 2000 Index.
------------------ ----------------------- ------------------------------------------ -----------------------------------------


------------------ ----------------------- ------------------------------------------ -----------------------------------------
PCAP1 PCAP2        AIM V.I. Capital        Objective: growth of capital. Invests      A I M Advisors, Inc.
                   Appreciation Fund       principally in common stocks of
                                           companies  likely to benefit from new
                                           or innovative  products,  services or
                                           processes   as  well  as  those  with
                                           above-average  growth  and  excellent
                                           prospects for future growth.
------------------ ----------------------- ------------------------------------------ -----------------------------------------
------------------ ----------------------- ------------------------------------------ -----------------------------------------
PVAL1 PVAL2        AIM V.I. Value Fund     Objective: long-term growth of capital     A I M Advisors, Inc.
                                           with income as a secondary objective.
                                           Invests primarily in equity securities
                                           judged to be undervalued relative to the
                                           investment advisor's appraisal of the
                                           current or projected earnings of the
                                           companies issuing the securities, or
                                           relative to current market values of
                                           assets owned by the companies issuing
                                           the securities, or relative to the
                                           equity market generally.
------------------ ----------------------- ------------------------------------------ -----------------------------------------
------------------ ----------------------- ------------------------------------------ -----------------------------------------
PBAL1 PBAL2        Fidelity VIP III        Objective: income and growth of capital.   Fidelity Management & Research Company
                   Balanced Portfolio      Invests primarily in a diversified         (FMR), investment manager; FMR U.K.,
                   (Service Class)         portfolio of equity and fixed-income       FMR Far East and Fidelity Investments
                                           securities with income, growth of          Money Market Management Inc. (FIMM),
                                           income, and capital appreciation           sub-investment advisors.
                                           potential.
------------------ ----------------------- ------------------------------------------ -----------------------------------------
------------------ ----------------------- ------------------------------------------ -----------------------------------------
PGRI1 PGRI2        Fidelity VIP III        Objective: high total return through a     FMR, investment manager; FMR U.K. and
                   Growth & Income         combination of current income and          FMR Far East, sub-investment advisors.
                   Portfolio (Service      capital appreciation. Invests primarily
                   Class)                  in common stocks with a focus on those
                                           that pay current dividends and show
                                           potential for capital appreciation.
------------------ ----------------------- ------------------------------------------ -----------------------------------------
------------------ ----------------------- ------------------------------------------ -----------------------------------------
PMDC1 PMDC2        Fidelity VIP III Mid    Objective: long-term growth of capital.    FMR, investment manager; FMR U.K. and
                   Cap Portfolio           Invests primarily in medium market         FMR Far East, sub-investment advisors.
                   (Service Class)         capitalization common stocks.
------------------ ----------------------- ------------------------------------------ -----------------------------------------
------------------ ----------------------- ------------------------------------------ -----------------------------------------
PGRO1 PGRO2        Fidelity VIP Growth     Objective: capital appreciation. Invests   FMR , investment manager; FMR U.K., FMR
                   Portfolio (Service      primarily in common stocks of the          Far East and FIMM, sub-investment
                   Class)                  companies that the manager believes have   advisors.
                                           above-average growth potential.
------------------ ----------------------- ------------------------------------------ -----------------------------------------
------------------ ----------------------- ------------------------------------------ -----------------------------------------
PSMC1 PSMC2        FTVIPT Franklin Small   Objective: long-term capital growth.       Franklin Advisers, Inc.
                   Cap Fund - Class 2      Invests primarily in equity securities
                                           of U.S. small  capitalization  (small
                                           cap) companies with market cap values
                                           not  exceeding  (i)$1.5  billion,  or
                                           (ii) the highest  market cap value in
                                           the Russell 2000(R) Index,  whichever
                                           is greater, at the time of purchase.
------------------ ----------------------- ------------------------------------------ -----------------------------------------


------------------ ----------------------- ------------------------------------------ -----------------------------------------
PVAS1 PVAS2        FTVIPT Franklin Value   Objective: long-term total return.         Franklin Advisory Services, LLC
                   Securities Fund -       Invests primarily in equity securities
                   Class 2                 of companies the manager believes are
                                           selling substantially below the
                                           underlying value of their assets or
                                           their private market value.
------------------ ----------------------- ------------------------------------------ -----------------------------------------
------------------ ----------------------- ------------------------------------------ -----------------------------------------
PMSS1 PMSS2        FTVIPT Mutual Shares    Objective: capital appreciation with       Franklin Mutual Advisers, LLC
                   Securities Fund -       income as a secondary goal. Invests
                   Class 2                 primarily in equity securities of
                                           companies  that the manager  believes
                                           are  available at market  prices less
                                           than  their  value  based on  certain
                                           recognized   or  objective   criteria
                                           (intrinsic value).
------------------ ----------------------- ------------------------------------------ -----------------------------------------
----------------- ------------------------ ------------------------------------------ -----------------------------------------
PINT1 PINT2       FTVIPT Templeton         Objective: long-term capital growth.       Templeton Investment Counsel, LLC
                  International            Invests primarily in equity securities
                  Securities Fund -        of companies located outside the U.S.,
                  Class 2                  including those in emerging markets.
----------------- ------------------------ ------------------------------------------ -----------------------------------------
----------------- ------------------------ ------------------------------------------ -----------------------------------------
PGIS1 PGIS2       MFS(R)Investors Trust    Objective: long-term growth of capital     MFS Investment Management(R)
                  Series - Initial Class   with a secondary objective to seek
                  (previously MFS(R)       reasonable current income. Invests
                  Growth with Income       primarily in common stocks and related
                  Series)                  securities, such as preferred stocks,
                                           convertible securities and depository
                                           receipts for those securities.
----------------- ------------------------ ------------------------------------------ -----------------------------------------
----------------- ------------------------ ------------------------------------------ -----------------------------------------
PNDS1 PNDS2       MFS(R)New Discovery      Objective: capital appreciation. Invests   MFS Investment Management(R)
                  Series - Initial Class   primarily in equity securities of
                                           emerging growth companies.
----------------- ------------------------ ------------------------------------------ -----------------------------------------
----------------- ------------------------ ------------------------------------------ -----------------------------------------
PTRS1 PTRS2       MFS(R)Total Return       Objective: above-average income            MFS Investment Management(R)
                  Series - Initial Class   consistent with the prudent employment
                                           of  capital,  with  growth of capital
                                           and income as a secondary  objective.
                                           Invests primarily in a combination of
                                           equity and fixed income securities.
----------------- ------------------------ ------------------------------------------ -----------------------------------------
----------------- ------------------------ ------------------------------------------ -----------------------------------------
PUTS1 PUTS2       MFS(R)Utilities Series   Objective: capital growth and current      MFS Investment Management(R)
                  - Initial Class          income. Invests primarily in equity and
                                           debt securities of domestic and foreign
                                           companies in the utilities industry.
----------------- ------------------------ ------------------------------------------ -----------------------------------------
----------------- ------------------------ ------------------------------------------ -----------------------------------------
PGIN1 PGIN2       Putnam VT Growth and     Objective: capital growth and current      Putnam Investment Management, LLC
                  Income Fund - Class IB   income. Invests primarily in common
                  Shares                   stocks of U.S. companies with a focus on
                                           value stocks that offer the potential
                                           for capital growth, current income, or
                                           both.
----------------- ------------------------ ------------------------------------------ -----------------------------------------


----------------- ------------------------ ------------------------------------------ -----------------------------------------
PINC1 PINC2       Putnam VT Income Fund    Objective: high current income             Putnam Investment Management, LLC
                  - Class IB Shares        consistent with what Putnam Investment
                                           Management, LLC believes to be prudent
                                           risk. The fund will invest mainly in a
                                           diversified mixture of investment--
                                           growth and high-yield bonds and U.S.
                                           government securities.
----------------- ------------------------ ------------------------------------------ -----------------------------------------
----------------- ------------------------ ------------------------------------------ -----------------------------------------
PIGR1 PIGR2       Putnam VT                Objective: capital appreciation. Invests   Putnam Investment Management, LLC
                  International Growth     mainly in stocks outside the United
                  Fund - Class IB Shares   States that reflect a value lower than
                                           that which Putnam Management places on
                                           the company whose earnings we believe
                                           are likely to grow over time.
----------------- ------------------------ ------------------------------------------ -----------------------------------------
----------------- ------------------------ ------------------------------------------ -----------------------------------------
PVIS1 PVIS2       Putnam VT Vista Fund -   Objective: capital appreciation. Invests   Putnam Investment Management, LLC
                  Class IB Shares          mainly in common stocks of mid-sized
                                           U.S. companies with a focus on growth
                                           stocks.
----------------- ------------------------ ------------------------------------------ -----------------------------------------


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


The Fixed Accounts

GUARANTEE PERIOD ACCOUNTS (GPAS)

You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you allocate money to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.

The minimum guaranteed interest rate on the GPAs is 3%.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns available on investments backing these annuities, product design, competition and American Enterprise Life's revenues and other expenses. We cannot predict nor can we guarantee future guaranteed interest rates above the 3% rate.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) At that time you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period, we will automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

o  Securities   issued   by   the   U.S.   government   or   its   agencies   or
   instrumentalities, which issues may or may not be guaranteed by the U.S. government;

o Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

o Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

o Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA for the same time as the Guarantee Period remaining on your GPA:

               If your GPA rate is:                                  The MVA is:

        Less than the new GPA rate + 0.10%                           Negative

        Equal to the new GPA rate + 0.10%                            Zero

        Greater than the new GPA rate + 0.10%                        Positive

General Examples:

Assume:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

o After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

Example 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

Example 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

Sample MVA Calculations:

The precise MVA formula we apply is as follows:

                                                to the power of n/12
  Early withdrawal amount  x   [(    1 + i     )                     - 1 ] = MVA
                                  ------------
                                  1 + j + .001

     Where:   i=   rate  earned  in  the  GPA  from  which   amounts  are  being
                   transferred or withdrawn.

              j= current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

              n= number of months remaining in the current Guarantee Period (rounded up).

Examples:

Using assumptions similar to those we used in the examples above:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

o After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Example 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:


                                           to the power of 84/12
          $1,000  x   [(      1.045      )                       - 1 ] = -$39.28
                         ---------------
                          1 + .05 + .001

In this example, the MVA is a negative $39.28.

Example 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:


                                           to the power of 84/12
          $1,000  x   [(      1.045      )                       - 1 ] = $27.21
                         ---------------
                          1 + .04 + .001

In this example, the MVA is a positive $27.21.

Please note that when you allocate your purchase payment to the ten-year GPA and you have begun your fourth contract year at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for the annual contract administrative charge, to amounts we pay as death claims or to automatic transfers from the two-year Guarantee Period Account. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT

You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and the American Enterprise Life's revenues and expenses.

Interest in the one-year fixed account is not required to be registered with the SEC. However, the Market Value Adjustment interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the Market Value Adjustment interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

Buying Your Contract



Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or be the annuitant if you are 90 or younger.


When you apply, you may select:



o the one-year fixed account, Guarantee Period Accounts and/or subaccounts in which you want to invest(1);
o  how you want to make purchase  payments;
o  the date you want to start receiving annuity payouts (the retirement date);
o  a death  benefit  option(2);
o  the optional  Benefit  Protector(SM)  Death  Benefit Rider(3);
o  the optional Benefit Protector(SM) Plus Death Benefit Rider(3);  and
o  a beneficiary.

(1) Some states restrict the amount you can allocate to the fixed accounts. GPAs are not available in all states.
(2) Death benefit Option B is available if you and the annuitant are 78 or younger at contract issue. If either you or the annuitant are 79 or older at contract issue death benefit Option A will apply.
(3) Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.

The contract provides for allocation of purchase payments to the subaccounts and/or to the fixed accounts in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed accounts and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline the application and return your payment. We will credit the additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date. In Massachusetts, you may make additional purchase payments for ten years only.

THE RETIREMENT DATE

Annuity payouts are to begin on the retirement date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For  nonqualified  annuities and Roth IRAs,  the  retirement  date must be:

o  no earlier than the 30th day after the  contract's  effective  date; and
o  no  later  than  the  annuitant's   85th  birthday  (or  the  tenth  contract
   anniversary, if later).

For qualified annuities (except Roth IRAs), to avoid IRS penalty taxes, the retirement date generally must be:

o  on or after the date the annuitant  reaches age  591/2;  and
o for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 701/2.


If you take the minimum IRA distribution as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. In Pennsylvania, annuity payouts must start no later than annuitant's 82nd birthday or the eighth contract anniversary.



BENEFICIARY



We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)


PURCHASE PAYMENTS


Minimum initial purchase payment:
   $5,000 for contracts issued in South Carolina, Texas, and Washington $2,000 for contracts issued in all other states

Minimum additional purchase payments:
   $50 for SIPs
   $100 for all other payment plans


Maximum total purchase payments (without prior approval):
   $1,000,000 for issue ages up to 85
   $100,000 for issue ages 86 to 90

HOW TO MAKE PURCHASE PAYMENTS

1 By letter:

Send your check along with your name and contract number to:

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474

2 By SIP:

Contact your sales representative to complete the necessary SIP paperwork.

Charges

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE


We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals either 1.00% or 1.10% of their average daily net assets on an annual basis depending on the death benefit option that applies to your contract. If death benefit Option A applies, the mortality and expense risk fee is 1.00%. If death benefit Option B applies, the mortality and expense risk fee is 1.10%. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed accounts.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:
o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.75%.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.

(1) Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.

WITHDRAWAL CHARGE



A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within seven years before withdrawal. In addition, amounts withdrawn from a Guarantee Period Account more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustment (MVA).")


For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:


1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.


NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.


3. Next, we withdraw purchase payments received eight or more years before the withdrawal and not previously withdrawn. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received in the seven years before the withdrawal on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.


    We determine your withdrawal charge by multiplying each of these payments by
    the  applicable   withdrawal  charge  percentage,   and  then  totaling  the
    withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments withdrawn.

              Years from purchase                              Withdrawal charge
                payment receipt                                   percentage
                     1                                                8%
                     2                                                8
                     3                                                7
                     4                                                6
                     5                                                5
                     6                                                4
                     7                                                2
                     Thereafter                                       0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

Example: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.26. We determine this amount as follows:

         Amount requested          or      $1,000 = $1,075.26
   -------------------------               ------
    1.00 - withdrawal charge                 .93

By applying the 7% withdrawal charge to $1,075.26, the withdrawal charge is $75.26. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

Withdrawal charge under Annuity Payout Plan E -- Payouts for a specified period:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.10% if the assumed investment rate is 3.5% and 6.60% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your withdrawal charge exce ed 9% of the amount available for payouts under the plan.

 Withdrawal charge calculation example
The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:
o The contract date is July 1, 2001 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and
o  We received these payments:
   --   $10,000 July 1, 2001;
   --   $8,000 Dec. 31, 2006;
   --   $6,000 Feb. 20, 2009; and
o The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2011 and had not made any other withdrawals during that contract year; and
o  The prior anniversary July 1, 2011 contract value was $38,488.

 Withdrawal charge  Explanation

    $    0          $3,848.80  is 10% of the prior  anniversary  contract  value withdrawn without withdrawal charge; and
         0          $10,252.20  is  contract  earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and
         0          $10,000  July 1, 2001  payment  was  received  eight or more years before withdrawal and is withdrawn without  withdrawal charge; and
       400          $8,000  Dec.  31,  2006  payment  is in its fifth  year from receipt, withdrawn with a 5% withdrawal charge; and
       420          $6,000  Feb.  20,  2009  payment  is in its third  year from receipt, withdrawn with a 7% withdrawal charge.
      $820

Waiver of withdrawal charge

We do not assess a withdrawal charge for:


o  withdrawals of any contract earnings;
o withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent they exceed contract earnings;
o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);
o  contracts settled using an annuity payout plan;
o  death benefits;
o withdrawals you make under your contract's "Waiver of Withdrawal Charges" provision. To the extent permitted by state law, your contract will include this provision when the owner and annuitant are under age 76 on the date we issue the contract. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and
o to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.


Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

Valuing Your Investment

We value your accounts as follows:


FIXED ACCOUNTS

We value the amounts you allocated to the fixed accounts directly in dollars. The value of a fixed account equals:

o the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the Guarantee Period Accounts;
o  plus interest credited;
o minus the sum of amounts withdrawn after the MVA (including any applicable withdrawal charges) and amounts transferred out;
o  minus any prorated contract administrative charge;
o minus any prorated portion of the Benefit Protector(SM) Death Benefit Rider fee (if applicable); and
o minus any prorated portion of the Benefit Protector(SM) Plus Death Benefit Rider fee (if applicable).


SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o  dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways-- in number and in value.


The number of  accumulation  units you own may  fluctuate  due to:
o  additional purchase  payments you allocated to the subaccounts;
o  transfers into or out of the subaccounts;
o  partial withdrawals;
o  withdrawal charges;
o  prorated portions of  contract   administrative   charge;
o prorated portions of the Benefit Protector(SM) Death Benefit Rider fee (if selected); and/or
o prorated portions of the Benefit Protector(SM) Plus Death Benefit Rider fee (if selected).


Accumulation  unit values will  fluctuate  due to:
o  changes in funds' net asset value;
o  dividends distributed to the subaccounts;
o  capital gains or losses of funds;
o  fund operating  expenses;
o  mortality and expense risk fees;  and/or
o  variable account administrative charges.

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING


Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year Guarantee Period Account to one or more subaccounts. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.


How dollar-cost averaging works

                                                                                                                 Number
By investing an equal number                                      Amount               Accumulation             of units
of dollars each month...                    Month                invested               unit value              purchased
                                            Jan                    $100                    $20                    5.00
you automatically buy                       Feb                     100                     18                    5.56
more units when the                         Mar                     100                     17                    5.88
per unit market price is low...             Apr                     100                     15                    6.67
                                            May                     100                     16                    6.25
                                            June                    100                     18                    5.56
and fewer units                             July                    100                     17                    5.88
when the per unit                           Aug                     100                     19                    5.26
market price is high.                       Sept                    100                     21                    4.76
                                            Oct                     100                     20                    5.00



You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for Tiered DCA. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

 If your net contract value(1) is ... we  allocate your new purchase payment to:

          $10,000 - $49,999                       Tier 1 DCA account
          $50,000 or more                         Tier 2 DCA account(2)

(1) "Net contract value" equals your current contract value plus any new purchase payment. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.

(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.


You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for only six or twelve months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the other accounts you selected over the six or twelve-month period.

We credit interest to each Tiered DCA account at rates that generally are higher than those we credit to the one-year fixed account. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

We credit each Tiered DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Once you establish a Tiered DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple-source payments after the six or twelve-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.


You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account.

ASSET REBALANCING


You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed accounts. There is no charge for asset rebalancing. The contract value must be at least $2,000.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the fixed accounts, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed accounts.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the Guarantee Period Accounts will be subject to a MVA if done more than 30 days before the end of the Guarantee Period.

We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. These modifications could include, but not be limited to:
o  requiring a minimum time period between each transfer;
o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or
o limiting the dollar amount that a contract owner may transfer at any one time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

Transfer policies


o Before annuity payouts begin, you may transfer contract values between the subaccounts or from the subaccounts to the fixed accounts at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer.

o You may transfer contract values from the one-year fixed account to the subaccounts or the Guarantee Period Accounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA.

o You may transfer contract values from a Guarantee Period Account any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA, which may result in a gain or loss of contract value.

o If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the Guarantee Period Accounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the one-year fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

o Once annuity payouts begin, you may not make any transfers to the Guarantee Period Accounts.


HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 By letter:

Send  your  name,   contract   number,   Social   Security  Number  or  Taxpayer
Identification Number and signed request for a transfer or withdrawal to:

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474

Minimum amount
Transfers or withdrawals:  $500 or entire account balance

Maximum amount
Transfers or withdrawals:  Contract value or entire account balance

2 By automated transfers and automated partial withdrawals:

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.


You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.


o Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.


o Automated transfers and automated partial withdrawals are subject to all of the contract provisions and terms, including transfer of contract values between accounts.

o Automated withdrawals may be restricted by applicable law under some contracts.

o  You  may  not  make  additional   purchase   payments  if  automated  partial
   withdrawals are in effect.

o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

Minimum amount
Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

Maximum amount
Transfers or withdrawals: Contract value (except for automated transfers from the fixed account)

3 By phone:

Call between 8 a.m. and 7 p.m. Central time:

(800) 333-3437

Minimum amount
Transfers or withdrawals:  $500 or entire account balance

Maximum amount
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of an address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

Withdrawals

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For total withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay withdrawal charges (see "Charges - Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

By regular or express mail:

o  payable to you.
o  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:
   -- the  withdrawal  amount  includes  a purchase  payment  check that has not cleared;
   -- the NYSE is  closed,  except  for  normal  holiday  and  weekend closings;
   -- trading on the NYSE is restricted, according to SEC rules;
   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

Benefits in Case of Death


There are two death benefit options under this contract: Option A and Option B. If either you or the annuitant are 79 or older at contract issue, death benefit Option A will apply. If both you and the annuitant are 78 or younger at contract issue, you can elect either death benefit Option A or Option B on your application. Once you elect an option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")


Under either option, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

DEATH BENEFIT OPTION A

Death benefit Option A is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:


1. contract value; or
2. total purchase payments minus adjusted partial withdrawals.


 Adjusted partial withdrawals for death benefit Option A or Option B = PW x DB
                                                                       -------
                                                                         CV

 PW = the partial withdrawal including any applicable withdrawal charge or MVA. DB = the death benefit on the date of (but prior to) the partial withdrawal. CV = contract value on the date of (but prior to) the partial withdrawal.


Example:

o  You purchase the contract for $25,000 on Jan. 1, 2001.
o On Jan. 1, 2002 (the first contract anniversary), the contract value grows to $29,000.
o On March 1, 2002, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the death benefit for Option A on March 1, 2002 as follows:

Contract Value at death:                                              $20,500.00
                                                                      ----------
Purchase payment minus adjusted partial
withdrawals:
   Total purchase payments:                                           $25,000.00
   minus the adjusted partial withdrawal
   calculated as:  $1,500 x $29,000 =                                  -1,977.27
                   ----------------                                     --------
                         $22,000

   for a death benefit of:                                            $23,295.45
                                                                      ----------

The Option A death benefit, calculated as the
greater of these two values:                                          $23,295.45

DEATH BENEFIT OPTION B

Death benefit Option B is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. Death benefit Option B does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 78 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not death benefit Option B is appropriate for your situation. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:
1. contract value; or
2. total purchase payments minus adjusted partial withdrawals; or
3. the maximum anniversary value immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals since that anniversary.

Maximum anniversary value (MAV): This is the greatest of your contract values on any contract anniversary plus subsequent purchase payments minus adjusted partial withdrawals. We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.

Example:

o  You purchase the contract for $25,000 on Jan. 1, 2001.
o On Jan. 1, 2002 (the first contract anniversary), the contract value grows to $29,000.
o On March 1, 2002, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the death benefit for Option B on March 1, 2002 as follows:

Contract Value at death:                                              $20,500.00
                                                                      ----------
Purchase payment minus adjusted partial withdrawals:                  $23,295.45
                                                                      ----------
The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
   Greatest of your contract anniversary contract values:             $29,000.00
   plus purchase payments made since that anniversary:                     +0.00
   minus adjusted partial withdrawals taken since that anniversary,
   calculated as:  $1,500 x $29,000 =                                  -1,977.27
                   ----------------                                     --------
                         $22,000

   for a death benefit of:                                            $27,022.72
                                                                      ----------


The Option B death benefit, calculated as the greatest of these
three values, which is the MAV:                                       $27,022.72


If you die before your retirement date: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
o the beneficiary asks us in writing within 60 days after we receive proof of death; and
o payouts begin no later than one year after your death, or other date as permitted by the Code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

Qualified annuities: The IRS has issued proposed regulations which will affect distributions from your qualified annuity. These proposed regulations may take effect Jan. 1, 2002. The information below is an explanation based on existing law. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 701/2, or any other date permitted by the Code. To do this, your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
o the beneficiary asks us in writing within 60 days after we receive proof of death; and
o  payouts begin no later than one year after your death; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

Optional Benefits

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. Be sure to discuss with your sales representative whether or not the Benefit Protector is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under a nonqualified annuity contract. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o  the applicable death benefit (see "Benefits in Case of Death),

PLUS

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

o 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

Earnings at death: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

Terminating the Benefit Protector:

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

If your spouse is sole beneficiary and your spouse elects to continue the contract, we will substitute the new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse has the option of discontinuing the Benefit Protector within 30 days of the date of death.

For an example of how we calculate the death benefit under the Benefit Protector, please see the example in the Benefit Protector(SM) Plus Death Benefit Rider below.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second contract year. Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under nonqualified annuities purchased through a transfer or exchange. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o  the benefits payable under the Benefit Protector described above,

PLUS

o a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                   Percentage if you and the          Percentage if you or the
                  annuitant are under age 70         annuitant are  70 or older
                  on the rider effective date        on the rider effective date

Contract year
One and Two                   0%                                    0%
Three and Four               10%                                 3.75%
Five or more                 20%                                  7.5%

Terminating the Benefit Protector Plus:

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

o  the applicable death benefit (see "Benefits in Case of Death") PLUS



                 If you and the annuitant are under                     If you or the annuitant are age 70
Contract year    age 70 on the rider effective date, add...             or older on the rider effective date, add...
        1        Zero                                                   Zero
        2        40% x earnings at death (see above)                    15% x earnings at death
    3 & 4        40% x (earnings at death + 25% of initial
                         purchase payment*)                             15% x (earnings at death + 25% of initial purchase payment*)
       5+        40% x (earnings at death + 50% of initial
                         purchase payment*)                             15% x (earnings at death + 50% of initial purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.


Example of the Benefit Protector and Benefit Protector Plus:

o You purchase the contract with a payment of $100,000 on Jan. 01, 2001 and you and the annuitant are under age 70. You select the death benefit Option B.

o On July 1, 2001 the contract value grows to $105,000. The death benefit on July 1, 2001 equals death benefit Option B, which is the contract value, or $105,000. You have not reached the first contract anniversary so neither the Benefit Protector nor the Benefit Protector Plus provides any additional benefit at this time.

o On Jan. 1, 2002 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time. The death benefit on July 1, 2001 equals:


       death benefit Option B (contract value):                         $110,000

       plus the Benefit  Protector  benefit which equals 40% of
            earnings at death (death benefit Option B minus payments
            not previously withdrawn): 0.40 x ($110,000 - $100,000) =   +4,000
                                                                        ------

   Total death benefit of:                                              $114,000

o On Jan. 1, 2003 the contract value falls to $105,000. The death benefit on Jan. 1, 2003 equals:

       death benefit Option B (MAV):                                    $110,000

       plus the Benefit Protector benefit (40% of earnings at death):
            0.40 x ($110,000 - $100,000) =                              +4,000

       plus the Benefit  Protector  Plus which in the third  contract year equals 10% of purchase payments made within 60 days
            of contract issue and not previously withdrawn:
            0.10 x $100,000 =                                           +10,000
                                                                        -------

       Total death benefit of:                                          $124,000

o On Feb. 1, 2003 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 8% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 8% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,340 + $3,160 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $46,840. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2003 equals:

      death benefit Option B (MAV adjusted for partial withdrawals):   $57,619

       plus the Benefit Protector benefit (40% of earnings at death):
            0.40 x ($57,619 - $55,000) =                                +1,048

       plus the Benefit  Protector  Plus which in the third  contract year equals 10% of purchase payments made within 60 days
            of contract issue and not previously withdrawn:
            0.10 x $55,000 =                                            +5,500
                                                                        ------

       Total death benefit of:                                          $64,167

o On Jan. 1, 2004 the contract value falls $40,000. The death benefit on Jan. 1, 2004 equals the death benefit paid on Feb. 1, 2003. The reduction in contract value has no effect.

o On Jan. 1, 2010 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2010 equals:

       death benefit Option B (contract value):                         $200,000

       plus the Benefit Protector (40% of earnings at death, up to a maximum of 100% of purchase payments not previously
           withdrawn that are one or more years old)                    +55,000

       plus the  Benefit  Protector  Plus which  after the fourth contract  year equals 20% of purchase payments made
            within 60 days of contract issue and not previously
            withdrawn: 0.20 x $55,000 =                                 +11,000
                                                                        -------

       Total death benefit of:                                          $266,000

o On July 1, 2010 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on either the Benefit Protector or Benefit Protector Plus values. The death benefit on July 1, 2010 equals:

       death benefit Option B (contract value):                         $250,000

       plus the Benefit Protector (40% of earnings at death, up to a maximum of 100% of purchase payments not previously
           withdrawn that are one or more years old)                    +55,000

       plus the  Benefit  Protector  Plus which  after the fourth contract  year equals 20% of purchase payments made
            within 60 days of contract issue and not previously
            withdrawn: 0.20 x $55,000 =                                 +11,000
                                                                        -------

   Total death benefit of:                                              $316,000

o On July 1, 2011 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector changes but value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2011 equals:

       death benefit Option B (contract value):                         $250,000

       plus the Benefit  Protector  benefit which equals 40% of
            earnings at death (death benefit Option B minus payments
            not previously withdrawn):0.40 x ($250,000 - $105,000) =     +58,000

       plus the  Benefit  Protector  Plus which  after the fourth contract  year equals 20% of purchase payments made
            within 60 days of contract issue and not previously
            withdrawn: 0.20 x $55,000 =                                 +11,000
                                                                        -------

Total death benefit of:                                                 $319,000

If your spouse is sole beneficiary and your spouse elects to continue the contract, we will terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

Amounts of fixed and variable payouts depend on:

o  the annuity payout plan you select;
o  the annuitant's age and, in most cases, sex;
o  the annuity table in the contract; and
o  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the underlying funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month).

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract shows the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values are rising and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:
o Plan A: Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
o Plan B: Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.
o Plan C: Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
o Plan D: Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.10% and 6.60% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

Annuity payout plan requirements for qualified annuities: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or
o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or
o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Generally, under current law, your contract has a tax deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Qualified annuities: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRAs) and after your death. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

Withdrawals: If you withdraw part or all of your contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 591/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you make withdrawals from your contract before your plan specifies that you can receive payouts.

Death benefits to beneficiaries under nonqualified annuities: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

Death benefits to beneficiaries under qualified annuities: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


Special considerations if you select either the Benefit Protector(SM) or the Benefit Protector(SM) Plus Death Benefit Riders: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 591/2 , if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.


Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

Penalties: If you receive amounts from your contract before reaching age 591/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o  because of your death;
o  because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other exceptions may apply if you make withdrawals from your contract prior to age 591/2.

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After  annuity  payouts  begin,  the number of votes you have is equal to:
o  the reserve held in each  subaccount for your  contract;  divided by
o  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may  substitute  the  funds in which  the  subaccounts  invest  if:
o  laws or regulations  change;
o  the  existing  funds  become  unavailable;  or
o  in  our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:
o  add new subaccounts;
o  combine any two or more subaccounts;
o  make additional  subaccounts  investing in additional funds;
o  transfer assets to and from the  subaccounts or the variable  account;  and
o  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

About the Service Providers

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER

American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the Variable Account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS

A number of lawsuits have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life is a defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of the suits, Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York, which was commenced in Minnesota state court on October 13, 1998. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount, including restitution of allegedly lost investment earnings and restoration of contract values.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August, 2000 an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In September, 2000 the plaintiffs filed a consolidated complaint in State Court alleging the same claims as the previous actions.

On October 2, 2000 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota entered an order conditionally certifying a class for settlement purposes, preliminarily approving the class settlement, directing the issuance of a class notice to the class and scheduling a hearing to determine the fairness of settlement for March, 2001.

On March 6, 2001 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota heard oral arguments on plaintiffs' motions for final approval of the class action settlement. Six motions to intervene were filed together with objections to the proposed settlement. We are awaiting a final order from the court.

Additional Information About American Enterprise Life



SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.

[To be updated upon amendment.]


Years ended Dec. 31, (thousands)             2000             1999              1998             1997              1996
-----------------------------------------------------------------------------------------------------------------------

Net investment income                   $ 299,759        $ 322,746         $ 340,219        $ 332,268         $ 271,719

Net loss on investments                       469            6,565           (4,788)            (509)           (5,258)

Other                                                       12,248             8,338            7,662             6,329
5,753

Total revenues                          $ 312,476        $ 337,649         $ 343,093        $ 338,088         $ 272,214

Income before income taxes               $ 38,452         $ 50,662          $ 36,421         $ 44,958          $ 35,735

Net income                               $ 24,365         $ 33,987          $ 22,026         $ 28,313          $ 22,823

Total assets                           $4,652,221       $4,603,343        $4,885,621       $4,973,413        $4,425,837
-----------------------------------------------------------------------------------------------------------------------


MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

2000 Compared to 1999:

Net income decreased 29% to $24 million in 2000, compared to $34 million in 1999. Income before income taxes totaled $38 million in 2000, compared with $51 million in 1999. The decrease was primarily the result of lower net investment income of $300 million in 2000, compared with $323 million in 1999.

Total investment contract deposits received increased to $721 million in 2000, compared with $336 million in 1999. This increase is primarily due to an increase in variable annuity deposits in 2000.

Total revenues decreased to $312 million in 2000, compared with $338 million in 1999. The decrease is primarily due to decreases in net investment income and net realized gains on investments. Net investment income, the largest component of revenues, decreased 7% from the prior year, reflecting a decrease in investments owned and lower investment yields.

Policyholder and contractholder charges increased 13% to $6.9 million in 2000, compared with $6.1 million in 1999, reflecting an increase in annuity withdrawal charges. American Enterprise Life receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 135% to $5.4 million in 2000, compared with $2.3 million in 1999, this reflects the increase in separate account assets.

Net realized gain on investments was $0.5 million in 2000, compared with $6.6 million in 1999. The decrease in net realized gains was primarily due to the loss on sale and writedowns of fixed maturity investments.

Total benefits and expenses decreased 5% to $274 million in 2000, compared with $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $191 million, reflecting a decrease in fixed annuities in force and lower crediting rates. Amortization of deferred policy acquisition costs increased to $48 million, compared to $43 million in 1999. This increase was due primarily to increased aggregate amounts in force.

Other operating expenses remained steady at $35 million in 2000.

1999 Compared to 1998:

Net income increased 54% to $34 million in 1999, compared to $22 million in 1998. Earnings growth resulted primarily net realized gains of $6.6 million in 1999, compared to net realized losses of $4.8 in 1998.

Income before income taxes totaled $51 million in 1999, compared with $36 million in 1998.

Total investment contract deposits received decreased to $336 million in 1999, compared with $348 million in 1998. This decrease is primarily due to a decrease in sales of variable annuities in 1999.

Total revenues decreased to $338 million in 1999, compared with $343 million in 1998. The decrease is primarily due to decreased net investment income which was partially offset by an increase in realized gain on investments. Net investment income, the largest component of revenues, decreased 5% from the prior year, reflecting decreases in investments owned and investment yields.

Contractholder charges decreased 5% to $6.1 million in 1999, compared with $6.4 million in 1998, reflecting a decrease in fixed annuities in force. American
Enterprise Life receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 77% to $2.3 million in 1999, compared with $1.3 million in 1998, this reflects the increase in separate account assets.

Net realized gain on investments was $6.6 million in 1999, compared to a net realized loss on investments of $4.8 million in 1998. The net realized gains were primarily due to the sale of available for sale fixed maturity investments at a gain as well as a decrease in the allowance for mortgage loan losses based on management's regular evaluation of allowance adequacy.

Total benefits and expenses decreased slightly to $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $209 million, reflecting a decrease in fixed annuities in force and lower interest rates. Amortization of deferred policy acquisition costs decreased to $43 million, compared to $54 million in 1998. This decrease was due primarily to decreased aggregate amounts in force, as well as the impact of changing prospective assumptions in 1998 based on actual lapse experience on certain fixed annuities.

Other operating expenses increased 46% to $35 million in 1999, compared to $24 million in 1998. This increase primarily reflects technology costs related to growth initiatives.

Risk Management

The sensitivity analysis of the test of market risk discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions on the ensuing year's earnings based on year-end positions. The market changes, assumed to occur as of year-end, is a 100 basis point increase in market interest rates. Computations of the prospective effects of hypothetical interest rate change based on numerous assumptions, including relative levels of market interest rates as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occurs in the future. Furthermore, the computations do not anticipate actions that may be taken by management if the hypothetical market changes actually occurred over time. As a result, actual earnings effects in the future will differ from those quantified below.

American Enterprise Life primarily invests in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity clients with a competitive rate of return on their investments while minimizing risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate trading profits.

American Enterprise Life has an investment committee that holds regularly scheduled meetings and, when necessary, special meetings. At these meetings, the committee reviews models projecting different interest rate scenarios and their impact on profitability. The objective of the committee is to structure the investment security portfolio based upon the type and behavior of products in the liability portfolio so as to achieve targeted levels of profitability.

Rates credited to contractholders' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the committee's strategy includes the purchase of some types of derivatives, such as interest rate caps, swaps and floors, for hedging purposes. These derivatives protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contractholders' accounts.

The negative effect on American Enterprise Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2000, would be approximately $4.6 million.

Liquidity and Capital Resources

The liquidity requirements of American Enterprise Life are met by funds provided by annuity considerations, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal.

The primary uses of funds are policy benefits, commissions and operating expenses, policy loans, and investment purchases.

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The line of credit is used strictly as a short-term source of funds. No borrowings were outstanding under the agreement at Dec. 31, 2000. At Dec. 31, 2000, outstanding reverse repurchase agreements totaled $25 million.

At Dec. 31, 2000, investments in fixed maturities comprised 80% of American Enterprise Life's total invested assets. Of the fixed maturity portfolio, approximately 30% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA/Aaa quality.

At Dec. 31, 2000, approximately 15% of American Enterprise Life's investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified those fixed maturities for which a decline in fair value is determined to be other than temporary, and has written them down to fair value with a charge to earnings.

At Dec. 31, 2000, net unrealized depreciation on fixed maturities held to maturity included $10.7 million of gross unrealized appreciation and $17.8 million of gross unrealized depreciation. Net unrealized depreciation on fixed maturities available for sale included $30.2 million of gross unrealized appreciation and $125.6 million of gross unrealized depreciation.

At Dec. 31, 2000, American Enterprise Life had an allowance for losses for mortgage loans totaling $3.3 million.

The economy and other factors have caused a number of insurance companies to go under regulatory supervision. This circumstance has resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners has established risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level risk-based capital is below certain levels. As of Dec. 31, 2000, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention.

RESERVES

In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.

INVESTMENTS

Of our total investments of $3,735,994 at Dec. 31, 2000, 27% was invested in mortgage-backed securities, 54% in corporate and other bonds, 19% in primary mortgage loans on real estate and less than 1% in other investments.

COMPETITION

We are engaged in a business that is highly competitive due to the large number of stock and mutual life insurance companies and other entities marketing insurance products. There are over 1,600 stock, mutual and other types of insurers in the life insurance business. Best's Insurance Reports, Life-Health edition 2000, assigned us one of its highest classifications, A+ (Superior).

EMPLOYEES

As of Dec. 31, 2000, we had no employees.

PROPERTIES

We occupy office space in Minneapolis, MN, which is leased by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. Such regulation does not, however, involve any supervision of the account's management or the company's investment practices or policies. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. A full examination of American Enterprise Life's operations is conducted periodically by the National Association of Insurance Commissioners. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

Directors and Executive Officers*

The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:

DIRECTORS

Gumer C. Alvero
Born in 1967
Director, chairman of the board and executive vice president - Annuities since January 2001; vice president - Variable Annuities, AEFC, since April 1998; executive assistant to president/CEO, AEFC, from April 1996 to April 1998.

Carol A. Holton
Born in 1952
Director, president and chief executive officer since January 2001; vice president - Third Party Distribution, AEFC, since April 1998; director -
Distributor Services, AEFC, from September 1997 to April 1998; director - Business Systems and Operations, F&G Life, from July 1996 to August 1997.

Paul S. Mannweiler**
Born in 1949
Director since 1986; Partner at Locke Reynolds Boyd & Weisell since 1980.

Teresa J. Rasmussen
Born in 1956
Director, vice president, general counsel and secretary since December 2000; vice president and assistant general counsel, AEFC, since August 2000; assistant vice president, AEFC, from October 1995 to August 2000.

OFFICERS OTHER THAN DIRECTORS

Lorraine R. Hart
Born in 1951
Vice president - Investments since 1992; vice president - Insurance Investments, AEFC since 1998; and vice president - Investments, American Express Certificate Company since 1994.

Stuart A. Sedlacek
Born in 1957
Executive vice president since 1998; executive vice president - Assured Assets, 1994 to 1998; senior vice president and chief financial officer, AEFC, since 1998; vice president, AEFC, from September 1988 to 1998.

Philip C. Wentzel
Born in 1961
Vice president and controller since 1998; director of financial reporting and analyses, AEFC, from 1992 to 1997.

David L. Yowan
Born in 1957
Vice president and treasurer since March 2001; senior vice president and assistant treasurer of American Express Company since January 1999; vice president and corporate treasurer, AEFC, since April 2001; senior portfolio and risk management officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.

 * The address for all of the directors and principal officers is: 200 AXP Financial Center, Minneapolis, MN 55474 except for Mr. Mannweiler who is an independent director.

** Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN 46204

EXECUTIVE COMPENSATION

Our executive officers also may serve one or more affiliated companies. The following table reflects cash compensation paid to the five most highly compensated executive officers as a group for services rendered in the most recent year to us and our affiliates. The table also shows the total cash compensation paid to all our executive officers, as a group, who were executive officers at any time during the most recent year.




Name of individual or number in group                Position held                                     Cash compensation

Five most highly compensated executive officers as a group:                                                $8,138,209

Stephen W. Roszell                                   President and Chief Executive Officer

Richard W. Kling                                     Chairman of the Board

Lorraine R. Hart                                     Vice President - Investments

David M. Kuplic                                      Assistant Vice President - Investments

Stuart A. Sedlacek                                   Executive Vice President

All executive officers as a group (11)                                                                    $11,289,475


SECURITY OWNERSHIP OF MANAGEMENT

Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.

Experts

Ernst & Young LLP, independent auditors, have audited the financial statements of American Enterprise Life Insurance Company at Dec. 31, 2000 and 1999, and for each of the three years in the period ended Dec. 31, 2000, and the individual and combined statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2000 and for the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 2000 and 1999, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Enterprise Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.










/S/ Ernst & Young LLP
    Ernst & Young LLP
February 8, 2001
Minneapolis, Minnesota

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Balance sheets
December 31, ($ thousands, except share amounts)         2000           1999

Assets

Investments:
     Fixed maturities:
         Held to maturity, at amortized cost
            (fair value: 2000, $927,031;
            1999, $984,103)                             $  934,091   $1,006,349
         Available for sale, at fair value
            (amortized cost: 2000, $2,163,906;
            1999, $2,411,799)                            2,068,487    2,304,487
                                                         ---------    ---------
                                                         3,002,578    3,310,836
     Mortgage loans on real estate                         724,009      785,253
     Other investments                                       9,407       11,470
                                                             -----       ------
            Total investments                            3,735,994    4,107,559
Cash and cash equivalents                                   34,852           --
Amounts due from brokers                                     1,316           --
Accounts receivable                                            867          316
Accrued investment income                                   54,941       56,676
Deferred policy acquisition costs                          198,622      180,288
Deferred income taxes                                       26,350       37,501
Other assets                                                 9,969            9
Separate account assets                                    589,310      220,994
                                                           -------      -------
            Total assets                                $4,652,221   $4,603,343
                                                        ==========   ==========

Liabilities and stockholder's equi1ty
Liabilities:
     Future policy benefits for:
         Fixed annuities                                $3,584,784   $3,921,513
         Universal life-type insurance                          10           --
     Policy claims and other policyholders' funds            9,295       12,097
     Amounts due to brokers                                 24,387       25,215
     Other liabilities                                       6,326       17,436
     Separate account liabilities                          589,310      220,994
                                                           -------      -------
            Total liabilities                            4,214,112    4,197,255
Commitments and contingencies
Stockholder's equity:
     Capital stock, $100 par value per share;
         100,000 shares authorized, 20,000 shares
         issued and outstanding                              2,000        2,000
     Additional paid-in capital                            282,872      282,872
     Accumulated other comprehensive loss:
         Net unrealized securities losses                  (62,097)     (69,753)
     Retained earnings                                     215,334      190,969
                                                           -------      -------
            Total stockholder's equity                     438,109      406,088
                                                           -------      -------
Total liabilities and stockholder's equity              $4,652,221   $4,603,343
                                                        ==========   ==========

See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Statements of income

Years ended December 31, ($ thousands)                2000      1999      1998

Revenues:
Net investment income                              $299,759  $322,746  $340,219
Policyholder and contractholder charges               6,865     6,069     6,387
Mortality and expense risk fees                       5,383     2,269     1,275
Net realized gain (loss) on investments                 469     6,565    (4,788)
                                                        ---     -----    ------
     Total revenues                                 312,476   337,649   343,093
                                                    -------   -------   -------

Benefits and expenses:
Interest credited on investment contracts           191,040   208,583   228,533
Amortization of deferred policy acquisition costs    47,676    43,257    53,663
Other operating expenses                             35,308    35,147    24,476
                                                     ------    ------    ------
     Total benefits and expenses                    274,024   286,987   306,672
                                                    -------   -------   -------
Income before income taxes                           38,452    50,662    36,421
Income taxes                                         14,087    16,675    14,395
                                                     ------    ------    ------
Net income                                         $ 24,365  $ 33,987  $ 22,026
                                                   ========  ========  ========


See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------


Statements of stockholder's equity

                                                                                                      Accumulated
                                                                                                        Other
                                                           Total                      Additional    Comprehensive
                                                       Stockholder's     Capital        Paid-In     (Loss) Income,     Retained
Three years ended December 31, ($ thousands)              Equity          Stock        Capital        Net of Tax       Earnings

Balance, January 1, 1998                                $ 469,344         $2,000       $282,872    $    49,516         $134,956
Comprehensive income:
     Net income                                            22,026             --             --             --           22,026
     Unrealized holding losses arising
         during the year, net of taxes of $3,400           (6,314)            --             --         (6,314)              --
     Reclassification adjustment for losses
         included in net income,
         net of tax of ($588)                               1,093             --             --          1,093               --
                                                            -----          -----          -----          -----            -----
Other comprehensive loss                                   (5,221)            --             --         (5,221)              --
                                                           ------          -----          -----         ------            -----
Comprehensive income:                                      16,805
                                                           ------

Balance, December 31, 1998                                486,149          2,000        282,872         44,295          156,982
Comprehensive loss:
     Net income                                            33,987             --             --             --           33,987
     Unrealized holding losses arising
         during the year, net of taxes of $59,231        (110,001)            --             --       (110,001)              --
     Reclassification adjustment for gains
         included in net income,
         net of tax of $2,179                              (4,047)            --             --         (4,047)              --
                                                           ------          -----          -----         ------            -----
Other comprehensive loss                                 (114,048)            --             --       (114,048)              --
                                                         --------          -----          -----       --------            -----
Comprehensive loss                                        (80,061)
                                                          -------

Balance, December 31, 1999                                406,088          2,000        282,872        (69,753)         190,969
Comprehensive income:
     Net income                                            24,365             --             --             --           24,365
     Unrealized holding gains arising
         during the year, net of taxes of $(4,812)          8,937             --             --          8,937               --
     Reclassification adjustment for gains
         included in net income,
         net of tax of $690                                (1,281)            --             --         (1,281)              --
                                                           ------          -----          -----         ------            -----
Other comprehensive income                                  7,656             --             --          7,656               --
                                                            -----          -----          -----          -----            -----
Comprehensive income                                       32,021
                                                           ------
Balance, December 31, 2000                              $ 438,109         $2,000       $282,872    $   (62,097)        $215,334
                                                        =========         ======       ========    ===========         ========

See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Statements of cash flows

Years ended December 31, ($ thousands)                                                2000                1999                1998

Cash flows from operating activities:
Net income                                                                       $  24,365           $  33,987           $  22,026
Adjustments to reconcile net income
to net cash (used in) provided by operating activities:
     Change in accrued investment income                                             1,735               5,064              (2,152)
     Change in accounts receivable                                                    (551)               (102)                349
     Change in deferred policy acquisition costs, net                              (18,334)             16,191              28,022
     Change in other assets                                                         (9,960)                 34                  74
     Change in policy claims and other policyholders' funds                         (2,802)              4,708              (3,939)
     Deferred income tax provision (benefit)                                         7,029                 711              (9,591)
     Change in other liabilities                                                   (11,110)             (7,064)              7,595
     Amortization of premium, net                                                    2,682               2,315                 122
     Net realized (gain) loss on investments                                          (469)             (6,565)              4,788
     Other, net                                                                       (233)             (1,562)              2,544
                                                                                      ----              ------               -----
         Net cash (used in) provided by operating activities                        (7,648)             47,717              49,838

Cash flows from investing activities:
Fixed maturities held to maturity:
     Maturities                                                                     65,716              65,705              73,601
     Sales                                                                           5,128               8,466              31,117
Fixed maturities available for sale:
     Purchases                                                                    (101,665)           (593,888)           (298,885)
     Maturities                                                                    171,297             248,317             335,357
     Sales                                                                         176,296             469,126              48,492
Other investments:
     Purchases                                                                      (1,388)            (28,520)           (161,252)
     Sales                                                                          65,978              57,548              78,681
Change in amounts due from brokers                                                  (1,316)                 --                  --
Change in amounts due to brokers                                                      (828)            (29,132)             19,412
                                                                                      ----             -------              ------
         Net cash provided by investing activities                                 379,218             197,622             126,523

Cash flows from financing activities:
Activity related to universal life type insurance and investment contracts:
     Considerations received                                                       398,462             299,899             302,158
     Surrenders and other benefits                                                (926,220)           (753,821)           (707,052)
     Interest credited to account balances                                         191,040             208,583             228,533
                                                                                   -------             -------             -------
         Net cash used in financing activities                                    (336,718)           (245,339)           (176,361)
                                                                                  --------            --------            --------
Net increase in cash and cash equivalents                                           34,852                  --                  --
Cash and cash equivalents at beginning of year                                          --                  --                  --
                                                                                      ----                ----                ----
Cash and cash equivalents at end of year                                         $  34,852           $      --           $      --
                                                                                 =========           =========           =========
See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Notes to Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance business in 48 states. The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities and variable universal life are offered as well. The Company distributes its products through financial institutions and unbranded independent financial advisors.

Basis of presentation
The Company is a  wholly-owned  subsidiary  of IDS Life  Insurance  Company (IDS
Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of deferred income taxes.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

Mortgage loans on real estate are carried at amortized cost less a reserve for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment  of mortgage  loans is measured as the excess of the loan's  recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Statements of cash flows
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

Supplementary information to the statements of cash flows for the years ended December 31, is summarized as follows:

                                    2000        1999         1998
Cash paid during the year for:
Income taxes                     $14,861     $22,007      $19,035
Interest on borrowings             1,073       2,187        5,437

Recognition of profits on annuity contracts
Profits on fixed and variable deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits on fixed annuities represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses. Profits on variable annuities represent the excess of contractholder charges over the costs of benefits provided and other expenses.

The retrospective deposit method is used in accounting for fixed and variable universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Policyholder and contractholder charges include surrender charges and fees collected regarding the issue and administration of annuity contracts.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using primarily the interest method.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For variable universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2000, unlocking adjustments resulted in a net increase in amortization of $1.5 million. Net unlocking adjustments in 1999 were not significant. During 1998, unlocking adjustments resulted in a net increase in amortization of $11 million.

Liabilities for future policy benefits
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 2000 and 1999 are $9,944 and $2,147, receivable from and payable to, respectively, IDS Life for federal income taxes.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Accounting changes
In June 1998, the Financial Accounting Standards Board (FASB) issued, and subsequently amended, Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which the company adopted on January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including some embedded in other contracts, and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative will be recorded in income or directly to equity, depending on the instrument's designated use.

A one-time opportunity to reclassify held-to-maturity investments to available-for-sale is allowed without tainting the remaining securities in the held-to-maturity portfolio. The Company has elected to take this opportunity to reclass its held-to-maturity investments to available-for-sale.

As of January 1, 2001, the cumulative impact of applying the Statement's accounting requirements will not have a significant impact on the Company's financial position or results of operations.

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," superceding SFAS No. 125. The Statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The company does not expect SFAS No. 140 to have a material impact on the company's financial position or results of operations.

In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests in Securitized Financial Assets." The consensus must be adopted for fiscal quarters beginning after March 15, 2001, with earlier adoption permitted. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. Application of the provisions of the consensus will not have a material impact on the Company's financial position or results of operations.

Reclassifications
Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentation.

2. INVESTMENTS
Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 2000 are as follows:

                                                  Gross      Gross
                                    Amortized  unrealized  unrealized     Fair
Held to maturity                      cost        gains      losses       value
U.S. Government agency obligations   $  6,949    $    26    $     55  $    6,920
State and municipal obligations         2,101          1          --       2,102
Corporate bonds and obligations       773,630      9,876      17,470     766,036
Mortgage-backed securities            151,411        801         239     151,973
                                      -------        ---         ---     -------
                                     $934,091    $10,704    $ 17,764  $  927,031
                                     ========    =======    ========  ==========
Available for sale
U.S. Government agency obligations $    5,154    $   284    $     --  $    5,438
State and municipal obligations         2,250          5          --       2,255
Corporate bonds and obligations     1,319,781     19,103     123,865   1,215,019
Mortgage-backed securities            836,721     10,780       1,726     845,775
                                      -------     ------       -----     -------
                                   $2,163,906    $30,172    $125,591  $2,068,487
                                   ==========    =======    ========  ==========

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1999 are as follows:

                                                   Gross       Gross
                                    Amortized   unrealized  unrealized    Fair
Held to maturity                      cost         gains      losses      value
U.S. Government agency obligations $    7,514     $   23    $   431   $    7,106
State and municipal obligations         3,002         44         --        3,046
Corporate bonds and obligations       816,826      5,966     23,311      799,482
Mortgage-backed securities            179,007        296      4,834      174,469
                                      -------        ---      -----      -------
                                   $1,006,349     $6,329    $28,576   $  984,103
                                   ==========     ======    =======   ==========
Available for sale
U.S. Government agency obligations $    2,047     $   --    $     47  $    1,999
State and municipal obligations         2,250         --         190       2,060
Corporate bonds and obligations     1,419,150      7,445      90,703   1,335,892
Mortgage-backed securities            988,352      1,929      25,746     964,536
                                      -------      -----      ------     -------
                                   $2,411,799     $9,374    $116,686  $2,304,487
                                   ==========     ======    ========  ==========

The amortized cost and fair value of investments in fixed maturities at December 31, 2000 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                     Amortized                    Fair
Held to maturity                       cost                       value
Due from one to five years            $405,375                  $402,691
Due from five to ten years             321,802                   317,320
Due in more than ten years              55,503                    55,047
Mortgage-backed securities             151,411                   151,973
                                       -------                   -------
                                      $934,091                  $927,031
                                      ========                  ========

                                    Amortized                     Fair
Available for sale                     cost                       value
Due from one to five years          $   61,851                $   67,514
Due from five to ten years             965,579                   878,853
Due in more than ten years             299,755                   276,345
Mortgage-backed securities             836,721                   845,775
                                       -------                   -------
                                    $2,163,906                $2,068,487
                                    ==========                ==========


During the years ended December 31, 2000, 1999 and 1998, fixed maturities classified as held to maturity were sold with amortized cost of $5,128, $8,466 and $31,117, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

In addition, fixed maturities available for sale were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $3,488 and $1,516 respectively. Fixed maturities available for sale were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $48,492 and gross realized gains and losses of $2,835 and $4,516, respectively.

At December 31, 2000, bonds carried at $3,259 were on deposit with various states as required by law.

At December 31, 2000, investments in fixed maturities comprised 80 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $463 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

Rating                             2000       1999
Aaa/AAA                       $  998,333   $1,168,144
Aaa/AA                             1,000           --
Aa/AA                             34,535       42,859
Aa/A                              59,569       52,416
A/A                              367,643      422,668
A/BBB                            121,028      189,072
Baa/BBB                          989,301      995,152
Baa/BB                            67,156       64,137
Below investment grade           459,432      483,700
                                 -------      -------
                              $3,097,997   $3,418,148
                              ==========   ==========

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

At December 31, 2000, approximately 92 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than one percent of the Company's total investments in fixed maturities.

At December 31, 2000, approximately 19 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                              December 31, 2000             December 31, 1999
                          On balance    Commitments      On balance  Commitments
Region                       sheet      to purchase         sheet    to purchase
South Atlantic              $172,349       $--             $194,325      $   --
Middle Atlantic              106,376        --              118,699          --
East North Central           122,354        --              126,243          --
Mountain                     100,208        --              103,751          --
West North Central           110,669        --              125,891         513
New England                   39,877        --               43,345         802
Pacific                       38,559        --               41,396          --
West South Central            30,172        --               31,153          --
East South Central             6,749        --                7,100          --
                               -----     -----                -----       -----
                             727,313        --              791,903       1,315
Less allowance for losses      3,304        --                6,650          --
                               -----     -----                -----       -----
                            $724,009       $--             $785,253      $1,315
                            ========       ===             ========      ======

                              December 31, 2000            December 31, 1999
                          On balance   Commitments       On balance  Commitments
Property type                sheet     to purchase          sheet    to purchase
Department/retail stores    $214,927        $--            $232,449      $1,315
Apartments                   152,906         --             181,346          --
Office buildings             191,767         --             202,132          --
Industrial buildings          80,330         --              83,186          --
Hotels/Motels                 41,977         --              43,839          --
Medical buildings             29,173         --              32,284          --
Nursing/retirement homes       6,471         --               6,608          --
Mixed Use                      9,762         --              10,059          --
                               -----      -----              ------       -----
                             727,313         --             791,903       1,315
Less allowance for losses      3,304         --               6,650          --
                               -----      -----               -----       -----
                            $724,009        $--            $785,253      $1,315
                            ========        ===            ========      ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2000 and 1999, the Company's recorded investment in impaired loans was $9,014 and $5,200, respectively, with allowances of $500 and $1,250, respectively. During 2000 and 1999, the average recorded investment in impaired loans was $4,684 and $5,399, respectively.

The  Company  recognized  $221,  $136 and $251 of  interest  income  related  to
impaired  loans  for  the  years  ended  December  31,  2000,   1999  and  1998,
respectively.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The following table presents changes in the allowance for investment losses related to all loans:

                                              2000        1999         1998
Balance, January 1                            $6,650     $8,500       $3,718
(Reduction) provision for investment losses   (3,346)    (1,850)       4,782
                                              ------     ------        -----
Balance, December 31                          $3,304     $6,650       $8,500
                                              ======     ======       ======

At December 31, 2000 the Company had no commitments to purchase investments.

Net investment income for the years ended December 31 is summarized as follows:

                                  2000          1999             1998
Interest on fixed maturities    $237,201      $265,199         $285,260
Interest on mortgage loans        59,686        63,721           65,351
Interest on cash equivalents       1,136           534              137
Other                              5,693        (1,755)          (2,493)
                                   -----        ------           ------
                                 303,716       327,699          348,255
Less investment expenses           3,957         4,953            8,036
                                   -----         -----            -----
                                $299,759      $322,746         $340,219
                                ========      ========         ========

Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                  2000         1999           1998
Fixed maturities                $ (2,877)     $ 4,715        $    28
Mortgage loans                     3,346       (1,650)        (4,816)
                                   -----       ------         ------
                                $    469      $ 3,065        $(4,788)
                                ========      =======        =======

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                        2000          1999          1998
Fixed maturities available for sale    $11,894     $(175,458)     $(8,032)

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The  income  tax  expense  for the years  ended  December  31,  consists  of the following:
                                2000        1999           1998
Federal income taxes:
Current                        $ 6,170      $15,531       $23,227
Deferred                         7,029          711        (9,591)
                                 -----          ---        ------
                                13,199       16,242        13,636
State income taxes-- current       888          433           759
                                   ---          ---           ---
Income tax expense             $14,087      $16,675       $14,395
                               =======      =======       =======

Increases  (decreases) to the federal income tax provision  applicable to pretax income  based on the  statutory  rate,  for the years  ended  December  31,  are attributable to:
                                                           2000                   1999                   1998
                                                   Provision   Rate       Provision    Rate      Provision   Rate
Federal income taxes based on the statutory rate     $13,458   35.0%      $17,731     35.0%       $13,972   35.0%
Increases (decreases) are attributable to :
     Tax-excluded interest                                (4)    --           (14)      --            (35)  (0.1)
     State tax, net of federal benefit                   578    1.5           281      0.5            493    1.2
Other, net                                                55    0.1        (1,323)    (2.6)           (35)    --
                                                          --    ---        ------     ----            ---    ---
Total income taxes                                   $14,087   36.6%      $16,675     32.9%       $14,395   36.1%
                                                     =======   ====       =======     ====        =======   ====

Significant   components  of  the  Company's  deferred  income  tax  assets  and liabilities as of December 31 are as follows:

Deferred income tax assets:                         2000            1999
Policy reserves                                    $40,242          $46,243
Unrealized losses on investments                    31,441           39,678
Other                                                6,208            1,070
                                                     -----            -----
     Total deferred income tax assets               77,891           86,991
                                                    ------           ------
Deferred income tax liabilities:
Deferred policy acquisition costs                   51,541           49,490
                                                    ------           ------
     Total deferred income tax liabilities          51,541           49,490
                                                    ------           ------
     Net deferred income tax assets                $26,350          $37,501
                                                   =======          =======

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $31,152 and $58,223 as of December 31, 2000 and 1999, respectively. In addition, dividends in excess of $nil would require approval by the Insurance Department of the state of Indiana.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                  2000          1999         1998
Statutory net (loss) income     $(11,928)    $ 15,241      $ 37,902
Statutory capital and surplus    315,930      343,094       330,588

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The state of Indiana has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare their statutory-basis financial statements. Management believes these changes will not adversely impact the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $6,489 and $8,258 at December 31, 2000 and 1999, respectively. The interest rate swap is an off balance sheet transaction.

The Company has no employees. Charges by IDS Life for services and use of other joint facilities aggregated $45,191, $38,931 and $28,482 for the years ended December 31, 2000, 1999 and 1998, respectively. Certain of these costs are included in deferred policy acquisition costs.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2000 or 1999.

7. DERIVATIVE FINANCIAL INSTRUMENTS
The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The Company's holdings of derivative financial instruments are as follows:

                             Notional    Carrying        Fair       Total credit
December 31, 2000             amount      amount         value        exposure
Assets:
     Interest rate caps     $  500,000     $2,037      $    414       $    414
     Interest rate floors    2,000,000      6,489        13,185         13,185
Off balance sheet:
     Interest rate swaps     2,000,000         --       (51,369)       (51,369)
                             ---------     ------       -------        -------
                                           $8,526      $(37,770)      $(37,770)
                                           ======      ========       ========

                             Notional    Carrying       Fair       Total credit
December 31, 1999             amount      amount        value        exposure
Assets:
     Interest rate caps     $  900,000   $  3,212       $ 4,437         $ 4,437
     Interest rate floors    2,000,000      8,258         2,251           2,251
Off balance sheet:
     Interest rate swaps     2,000,000         --        18,274          18,274
                             ---------      -----        ------          ------
                                          $11,470       $24,962         $24,962
                                          =======       =======         =======

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. All interest rate caps, floors and swaps will expire on various dates from 2001 to 2006.

Interest rate caps, floors and swaps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.


8. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                               December 31, 2000          December 31, 1999
                                              Carrying      Fair         Carrying        Fair
Financial Assets                               amount       value          amount       value
Investments:
Fixed maturities (Note 2):
     Held to maturity                       $  934,091   $  927,031     $1,006,349   $  984,103
     Available for sale                      2,068,487    2,068,487      2,304,487    2,304,487
Mortgage loans on real estate (Note 2)         724,009      740,992        785,253      770,095
Derivative financial instruments (Note 7)        8,526      (37,770)        11,470       24,962
Separate account assets (Note 1)               589,310      589,310        220,994      220,994
Cash and cash equivalents                       34,852       34,852             --           --

Financial Liabilities
Future policy benefits for fixed annuities  $3,567,085   $3,480,270     $3,905,849   $3,778,945
Separate account liabilities                   589,310      567,989        220,994      209,942
                                               -------      -------        -------      -------

At December 31, 2000 and 1999, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $17,699 and $15,633, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2000 and 1999.

The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2000 and 1999.

9. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products, anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, the court gave preliminary approval to the proposed settlement and AEFC has mailed notices to all of the over two million class members. A fairness hearing is scheduled for March 2001, with final approval anticipated in the second quarter, pending any legal appeals. The anticipated costs of settlement remain unchanged from 1999. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results of operations. The agreement also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies, including final court approval.

[To be updated upon amendment.]

Table of Contents of the Statement of Additional Information

Performance Information
Calculating Annuity Payouts
Rating Agencies
Principal Underwriter
Independent Auditors
Financial Statements

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                 Aug. ___, 2001



American  Enterprise  Variable Annuity Account is a separate account established
and  maintained  by  American   Enterprise  Life  Insurance   Company  (American
Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI which you can obtain from your sales representative or by writing or calling us at the address or telephone number below. The prospectus is incorporated into this SAI by reference.



American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

                                TABLE OF CONTENTS

Performance Information........................................p.  3

Calculating Annuity Payouts....................................p. 14

Rating Agencies................................................p. 15

Principal Underwriter..........................................p. 15

Independent Auditors...........................................p. 15

Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                         P(1+T) to the power of n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average  Annual  Total Return With  Withdrawal  and  Selection of Death  Benefit
Option B and the Benefit Protector(SM)Plus Death Benefit Rider For Periods Ending Dec. 31, 2000

                                                                     Performance since        Performance since commencement of the
                                                                    commencement of the                       Funda
                                                                         subaccount

                                                                               Since                                       Since
               Investing In:                                       1 Year    Commencement     1 Year  5 Years  10 Years Commencement
Subaccount
               AXP(R) VARIABLE PORTFOLIO -
PCMG1            Cash Management Fund (11/99; 10/81)b                 --%       --%             --%      --%      --%       --%

PDEI1            Diversified Equity Income Fund (11/99; 9/99)         --        --              --       --       --        --
PEMK1            Emerging Markets Fund (10/00; 5/00)                  --        --              --       --       --        --d
PEXI1            Extra Income Fund (11/99; 5/96)                      --        --              --       --       --        --
PMGD1            Managed Fund (11/99; 4/86)                           --        --              --       --       --        --
PNDM1            New Dimensions Fund(R)(11/99; 5/96)                  --        --              --       --       --        --
PSPF1            S&P 500 Index Fund (10/00; 5/00)                     --        --              --       --       --        --d
PSCA1            Small Cap Advantage Fund (11/99; 9/99)               --        --              --       --       --        --
               AIM V.I.
PCAP1            Capital Appreciation Fund (11/99; 5/93)              --        --              --       --       --        --
PVAL1            Value Fund (11/99; 5/93)                             --        --              --       --       --        --
               FIDELITY VIP
PBAL1            III Balanced Portfolio (Service Class) (11/99;       --        --              --       --       --        --
                 1/95)
PGRI1            III Growth & Income Portfolio (Service Class)        --        --              --       --       --        --
                 (11/99; 12/96)
PMDC1            III Mid Cap Portfolio (Service Class) (11/99;        --        --              --       --       --        --
                 12/98)
               FRANKLIN TEMPLETON VIP TRUST
PSMC1            Franklin Small Cap Fund - Class 2 (11/99;            --        --              --       --       --        --
                 10/95)e
PMSS1            Mutual Shares Securities Fund - Class 2              --        --              --       --       --        --
                 (11/99; 11/96)e
PINT1            Templeton International Securities Fund -            --        --              --       --       --        --
                 Class 2 (11/99; 5/92)f
               GALAXY VIP
PGAA1            Asset Allocation Fund (10/00; 2/93)                  --       --c              --       --       --        --
PCHY1            Columbia High Yield Fund II (10/00; 3/98)            --       --c              --       --       --        --
PEQU1            Equity Fund (10/00; 1/93)                            --       --c              --       --       --        --
PGGI1            Growth and Income Fund (10/00; 3/98)                 --       --c              --       --       --        --
PHQB1            High Quality Bond Fund (10/00; 1/93)                 --       --c              --       --       --        --
PSCG1            Small Company Growth Fund (10/00; 4/98)              --       --c              --       --       --        --

[To be updated upon amendment.]


Average  Annual  Total Return With  Withdrawal  and  Selection of Death  Benefit
Option B and the  Benefit  Protector(SM)  Plus Death  Benefit  Rider For Periods
Ending Dec. 31, 2000 (continued)


                                                                     Performance since        Performance since commencement of the
                                                                    commencement of the                       Funda
                                                                         subaccount

                                                                               Since                                       Since
               Investing In:                                       1 Year    Commencement     1 Year  5 Years  10 Years Commencement
Subaccount

               JANUS ASPEN SERIES
PJAG1            Aggressive Growth Portfolio: Service Shares          --%      --%              --%      --%      --%       --%
                 (10/00; 9/93)b, g
PJGT1            Global Technology Portfolio: Service Shares          --       --c              --       --       --        --d
                 (10/00; 1/00)g
PJGP1            Growth Portfolio: Service Shares (10/00; 9/93)g      --       --c              --       --       --        --
               MFS(R)
PSGI1            Investors Trust Series - Service Class               --        --              --       --       --        --
                 (previously MFS(R)Growth with Income Series)
                 (10/00; 10/95)h
PSND1            New Discovery Series - Service Class (5/00;          --       --c              --       --       --        --
                 5/98)h
PSTR1            Total Return Series - Service Class (5/00;           --       --c              --       --       --        --
                 1/95)h
PSUT1            Utilities Series - Service Class (10/00; 1/95)h      --       --c              --       --       --        --
               PUTNAM VARIABLE TRUST
PGIN1            Putnam VT Growth and Income Fund - Class IB          --        --              --       --       --        --
                 Shares (11/99; 2/88)i
PIGR1            Putnam VT International Growth Fund - Class IB       --        --              --       --       --        --
                 Shares (11/99; 1/97)i
PVIS1            Putnam VT Vista Fund - Class IB Shares (11/99;       --        --              --       --       --        --
                 1/97)i

a    Current  applicable  charges deducted from fund  performance  include a $30 contract  administrative  charge, a 1.10% mortality and expense risk fee, a
     0.15% variable account administrative charge, a 0.40% Benefit Protector(SM)
     Plus Death Benefit Rider fee and  applicable  withdrawal  charges.  Premium taxes are not reflected in these total returns.
b    (Commencement date of the subaccount; Commencement date of the fund).
c    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
d    Cumulative return (not annualized) since commencement date of the fund.
e    Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
     short-term performance;  current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999,  standardized Class 2 fund performance for prior  periods  represents  historical  results of Class 1 shares.  For periods  beginning on Jan. 6, 1999, Class 2's results reflect an additional
     12b-1 fee expense which also affects all future performance.
f    Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
     short-term  performance;  current results may differ.  Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton
     International  Fund.  In  addition,  for periods  beginning on May 1, 1997,
     Class 2 fund  performance  reflects an  additional  12b-1 fee expense which also affects future performance.
g    The returns shown for the Service  Shares of these  Portfolios  reflect the historical  performance of a different  class of shares (the  Institutional
     Shares)  prior to Dec.  31,  1999,  restated  based on the Service  Shares'
     estimated fees and expenses (ignoring any fee and expense limitations).
h    Service Class shares  commenced  operations  in 5/00.  Service Class shares carry a 0.20%  annual  Rule  12b-1 fee.  Service  Class  share  performance includes the  performance  of the series'  Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended  performance  figures  have not been  adjusted to take into account differences in the  class-specific  operating  expenses (such as Rule 12b-1 fees).  Because operating  expenses of Service Class shares are higher than those of Initial class shares,  the blended Service Class share performance is higher than it would have been had the Service  Class shares bee offered for the entire period.
i    Performance  information  for Class IB shares for periods prior to April 6,
     1998 for Putnam VT Growth and Income  Fund and for  periods  prior to April
     30,  1998 for Putnam VT High Yield  Fund,  Putnam VT  International  Growth
     Fund, Putnam VT International  New  Opportunities  Fund and Putnam VT Vista
     Fund are  based on the  performance  of the  fund's  Class IA  shares  (not offered as an  investment  option),  adjusted  to reflect  the fees paid by
     Class IB shares including a Rule 12b-1 fee of 0.15%. Please note that as of
     May 1, 2001 the Rule 12b-1 fee will increase to 0.25%

[To be updated upon amendment.]


Average  Annual Total Return  Without  Withdrawal and Selection of Death Benefit
Option B and the  Benefit  Protector(SM)  Plus Death  Benefit  Rider For Periods
Ending Dec. 31, 2000

                                                                     Performance since        Performance since commencement of the
                                                                    commencement of the                       Funda
                                                                         subaccount

                                                                               Since                                       Since
               Investing In:                                       1 Year    Commencement     1 Year  5 Years  10 Years Commencement
Subaccount
               AXP(R) VARIABLE PORTFOLIO -
PCMG1            Cash Management Fund (11/99; 10/81)b                --%     --%            --%       --%       --%       --%
PDEI1            Diversified Equity Income Fund (11/99; 9/99)        --      --             --         --       --        --
PEMK1            Emerging Markets Fund (10/00; 5/00)                 --      --c            --         --       --        --d
PEXI1            Extra Income Fund (11/99; 5/96)                     --      --             --         --       --        --
PMGD1            Managed Fund (11/99; 4/86)                          --      --             --         --       --        --
PNDM1            New Dimensions Fund(R)(11/99; 5/96)                 --      --             --         --       --        --
PSPF1            S&P 500 Index Fund (10/00; 5/00)                    --      --c            --         --       --        --d
PSCA1            Small Cap Advantage Fund (11/99; 9/99)              --      --             --         --       --        --
               AIM V.I.
PCAP1            Capital Appreciation Fund (11/99; 5/93)             --      --             --         --       --        --
PVAL1            Value Fund (11/99; 5/93)                            --      --             --         --       --        --
               FIDELITY VIP
PBAL1            III Balanced Portfolio (Service Class)              --      --             --         --       --        --
                 (11/99; 1/95)
PGRI1            III Growth & Income Portfolio (Service Class)       --      --             --         --       --        --
                 (11/99; 12/96)
PMDC1            III Mid Cap Portfolio (Service Class) (11/99;       --      --             --         --       --        --
                 12/98)
               FRANKLIN TEMPLETON VIP TRUST
PSMC1            Franklin Small Cap Fund - Class 2 (11/99;           --      --             --         --       --        --
                 11/95)e
PMSS1            Mutual Shares Securities Fund - Class 2             --      --             --         --       --        --
                 (11/99; 11/96)e
PINT1            Templeton International Securities Fund -           --      --             --         --       --        --
                 Class 2 (11/99; 5/92)f
               GALAXY VIP
PGAA1            Asset Allocation Fund (10/00; 2/93)                 --     --c             --         --       --        --
PCHY1            Columbia High Yield Fund II (10/00; 3/98)           --     --c             --         --       --        --
PEQU1            Equity Fund (10/00; 1/93)                           --     --c             --         --       --        --
PGGI1            Growth and Income Fund (10/00; 3/98)                --     --c             --         --       --        --
PHQB1            High Quality Bond Fund (10/00; 1/93)                --     --c             --         --       --        --
PSCG1            Small Company Growth Fund (10/00; 4/98)             --     --c             --         --       --        --

[To be updated upon amendment.]


Average  Annual Total Return  Without  Withdrawal and Selection of Death Benefit
Option B and the  Benefit  Protector(SM)  Plus Death  Benefit  Rider For Periods
Ending Dec. 31, 2000 (continued)

                                                                     Performance since        Performance since commencement of the
                                                                    commencement of the                       Funda
                                                                         subaccount

                                                                               Since                                       Since
               Investing In:                                       1 Year    Commencement     1 Year  5 Years  10 Years Commencement
Subaccount

               JANUS ASPEN SERIES
PJAG1            Aggressive Growth Portfolio: Service Shares         --%    --%c            --%       --%       --%       --%
                 (10/00; 9/93)b, g
PJGT1            Global Technology Portfolio: Service Shares         --     --c             --         --       --        --d
                 (10/00; 1/00)g
PJGP1            Growth Portfolio: Service Shares (10/00;            --     --c             --         --       --        --
                 9/93)g
               MFS(R)
PSGI1            Investors Trust Series - Service Class              --     --c             --         --       --        --
                 (previously MFS(R)Growth with Income Series)
                 (10/00; 10/95)h
PSND1            New Discovery Series - Service Class (5/00;         --     --c             --         --       --        --
                 5/98)h
PSTR1            Total Return Series - Service Class (5/00;          --     --c             --         --       --        --
                 1/95)h
PSUT1            Utilities Series - Service Class (10/00;            --     --c             --         --       --        --
                 1/95)h
               PUTNAM VARIABLE TRUST
PGIN1            Putnam VT Growth and Income Fund - Class IB         --      --             --         --       --        --
                 Shares (11/99; 2/88)i
PIGR1            Putnam VT International Growth Fund - Class         --      --             --         --       --        --
                 IB Shares (11/99; 1/97)i
PVIS1            Putnam VT Vista Fund - Class IB Shares(11/99;       --      --             --         --       --        --
                 1/97)i

a    Current applicable  charges deducted from fund  performance  include a $30 contract administrative  charge, a 1.10% mortality and expense risk fee, a
     0.15% variable account administrative charge, a 0.40% Benefit Protector(SM)
     Plus Death Benefit Rider fee and  applicable  withdrawal  charges.  Premium taxes are not reflected in these total returns.
b    (Commencement date of the subaccount; Commencement date of the fund).
c    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
d    Cumulative return (not annualized) since commencement date of the fund.
e    Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
     short-term performance;  current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999,  standardized Class 2 fund performance for prior  periods  represents  historical  results of Class 1 shares.  For periods  beginning on Jan. 6, 1999, Class 2's results reflect an additional
     12b-1 fee expense which also affects all future performance.
f    Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
     short-term  performance;  current results may differ.  Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton
     International  Fund.  In  addition,  for periods  beginning on May 1, 1997,
     Class 2 fund  performance  reflects an  additional  12b-1 fee expense which also affects future performance.
g    The returns shown for the Service  Shares of these  Portfolios  reflect the historical  performance of a different  class of shares (the  Institutional
     Shares)  prior to Dec.  31,  1999,  restated  based on the Service  Shares'
     estimated fees and expenses (ignoring any fee and expense limitations).
h    Service Class shares  commenced  operations  in 5/00.  Service Class shares carry a 0.20%  annual  Rule  12b-1 fee.  Service  Class  share  performance includes the  performance  of the series'  Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended  performance  figures  have not been  adjusted to take into account differences in the  class-specific  operating  expenses (such as Rule 12b-1 fees).  Because operating  expenses of Service Class shares are higher than those of Initial class shares,  the blended Service Class share performance is higher than it would have been had the Service  Class shares bee offered for the entire period.
i    Performance  information  for Class IB shares for periods prior to April 6,
     1998 for Putnam VT Growth and Income  Fund and for  periods  prior to April
     30,  1998 for Putnam VT High Yield  Fund,  Putnam VT  International  Growth
     Fund, Putnam VT International  New  Opportunities  Fund and Putnam VT Vista
     Fund are  based on the  performance  of the  fund's  Class IA  shares  (not offered as an  investment  option),  adjusted  to reflect  the fees paid by
     Class IB shares including a Rule 12b-1 fee of 0.15%. Please note that as of
     May 1, 2001 the Rule 12b-1 fee will increase to 0.25%

[To be updated upon amendment.]


Average Annual Total Return With Withdrawal and Selection of Death Benefit Option A Risk For Periods
Ending Dec. 31, 2000

                                                                     Performance since        Performance since commencement of the
                                                                    commencement of the                       Funda
                                                                         subaccount

                                                                               Since                                       Since
               Investing In:                                       1 Year    Commencement     1 Year  5 Years  10 Years Commencement
Subaccount

               AXP(R) VARIABLE PORTFOLIO -
PCMG2            Cash Management Fund (11/99; 10/81)b              -3.07%     -2.20%       -3.07%    3.05%     3.45%        5.27%
PDEI2            Diversified Equity Income Fund (11/99; 9/99)      -9.00      -6.31        -9.00      --        --         -3.89
PEMK2            Emerging Markets Fund (10/00; 5/00)                 --      -12.91c         --       --        --        -32.15d
PEXI2            Extra Income Fund (11/99; 5/96)                  -16.67     -12.88       -16.67      --        --         -0.02
PMGD2            Managed Fund (11/99; 4/86)                       -10.35      -4.28       -10.35    10.70     11.59        10.46
PNDM2            New Dimensions Fund(R)(11/99; 5/96)              -16.52      -5.92       -16.52      --        --         15.74
PSPF2            S&P 500 Index Fund (10/00; 5/00)                    --       12.29 c        --       --        --        -16.99d
PSCA2            Small Cap Advantage Fund (11/99; 9/99)            -4.47       3.83        -4.47      --        --          6.29
               AIM V.I.
PCAP2            Capital Appreciation Fund (11/99; 5/93)          -18.19      -2.05       -18.19    13.51       --         15.98
PVAL2            Value Fund (11/99; 5/93)                         -21.59     -13.69       -21.59    13.93       --         15.93
               FIDELITY VIP
PBAL2            III Balanced Portfolio (Service Class)           -12.25      -9.88       -12.25     7.48       --          8.50
                 (11/99; 1/95)
PGRI2            III Growth & Income Portfolio (Service Class)    -11.62      -8.88       -11.62      --        --         12.45
                 (11/99; 12/96)
PMDC2            III Mid Cap Portfolio (Service Class) (11/99;     24.17      40.87        24.17      --        --         38.78
                 12/98)
               FRANKLIN TEMPLETON VIP TRUST
PSMC2            Franklin Small Cap Fund - Class 2 (11/99;        -21.69       2.11       -21.69    19.48       --         19.36
                 11/95)e
PMSS2            Mutual Shares Securities Fund - Class 2            3.95       6.86         3.95      --        --          9.25
                 (11/99; 11/96)e
PINT2            Templeton International Securities Fund -        -10.42      -2.28       -10.42    11.14       --         11.73
                 Class 2 (11/99; 5/92)f
               GALAXY VIP
PGAA2            Asset Allocation Fund (10/00; 2/93)                 --      -11.22c       -6.30     9.90       --         10.08
PCHY2            Columbia High Yield Fund II (10/00; 3/98)           --       -5.34c       -4.96      --        --          1.24
PEQU2            Equity Fund (10/00; 1/93)                           --      -11.78c      -10.03    17.12       --         14.64
PGGI2            Growth and Income Fund (10/00; 3/98)                --       -3.71c       -3.26      --        --          2.30
PHQB2            High Quality Bond Fund (10/00; 1/93)                --       -4.10c        3.71     3.87       --          5.14
PSCG2            Small Company Growth Fund (10/00; 4/98)             --      -12.28c      -16.85      --        --          8.34




Average  Annual  Total Return With  Withdrawal  and  Selection of Death  Benefit
Option A For Periods Ending Dec. 31, 2000 (continued)



                                                                     Performance since        Performance since commencement of the
                                                                    commencement of the                       Funda
                                                                         subaccount

                                                                               Since                                       Since
               Investing In:                                       1 Year    Commencement     1 Year  5 Years  10 Years Commencement
Subaccount


               JANUS ASPEN SERIES
PJAG2            Aggressive Growth Portfolio: Service Shares         --%     -29.03%c     -37.19%    17.99%     --%        20.73%
                 (10/00; 9/93)b, g
PJGT2            Global Technology Portfolio: Service Shares         --      -31.27c         --        --       --        -39.29d
                 (10/00; 1/00)g
PJGP2            Growth Portfolio: Service Shares (10/00;            --      -19.68c      -21.65     16.27      --         15.72
                 9/93)g
               MFS(R)
PSGI2            Investors Trust Series - Service Class              --       -7.91c       -8.55     14.05      --         14.87
                 (previously MFS(R)Growth with Income Series)
                 (10/00; 10/95)h
PSND2            New Discovery Series - Service Class (10/00;        --      -13.77c      -10.21       --       --         19.54
                 5/98)h
PSTR2            Total Return Series - Service Class (10/00;         --       -1.59c        6.49     11.25      --         13.76
                 1/95)h
PSUT2            Utilities Series - Service Class (10/00;            --       -7.12c       -1.85     18.98      --         21.30
                 1/95)h
               PUTNAM VARIABLE TRUST
PGIN2            Putnam VT Growth and Income Fund - Class IB       -1.06      -2.85        -1.06     11.80    13.16        13.11
                 Shares (11/99; 2/88)i
PIGR2            Putnam VT International Growth Fund - Class      -16.97       0.08       -16.97       --       --         16.45
                 IB Shares (11/99; 1/97)i
PVIS2            Putnam VT Vista Fund - Class IB Shares           -11.99       7.85       -11.99       --       --         18.90
                 (11/99; 1/97)i

a    Current  applicable  charges deducted from fund  performance  include a $30 contract  administrative  charge, a 1.10% mortality and expense risk fee, a
     0.15% variable account administrative charge, a 0.40% Benefit Protector(SM)
     Plus Death Benefit Rider fee and  applicable  withdrawal  charges.  Premium taxes are not reflected in these total returns.
b    (Commencement date of the subaccount; Commencement date of the fund).
c    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
d    Cumulative return (not annualized) since commencement date of the fund.
e    Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
     short-term performance;  current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999,  standardized Class 2 fund performance for prior  periods  represents  historical  results of Class 1 shares.  For periods  beginning on Jan. 6, 1999, Class 2's results reflect an additional
     12b-1 fee expense which also affects all future performance.
f    Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
     short-term  performance;  current results may differ.  Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton
     International  Fund.  In  addition,  for periods  beginning on May 1, 1997,
     Class 2 fund  performance  reflects an  additional  12b-1 fee expense which also affects future performance.
g    The returns shown for the Service  Shares of these  Portfolios  reflect the historical  performance of a different  class of shares (the  Institutional
     Shares)  prior to Dec.  31,  1999,  restated  based on the Service  Shares'
     estimated fees and expenses (ignoring any fee and expense limitations).
h    Service Class shares  commenced  operations  in 5/00.  Service Class shares carry a 0.20%  annual  Rule  12b-1 fee.  Service  Class  share  performance includes the  performance  of the series'  Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended  performance  figures  have not been  adjusted to take into account differences in the  class-specific  operating  expenses (such as Rule 12b-1 fees).  Because operating  expenses of Service Class shares are higher than those of Initial class shares,  the blended Service Class share performance is higher than it would have been had the Service  Class shares bee offered for the entire period.
i    Performance  information  for Class IB shares for periods prior to April 6,
     1998 for Putnam VT Growth and Income  Fund and for  periods  prior to April
     30,  1998 for Putnam VT High Yield  Fund,  Putnam VT  International  Growth
     Fund, Putnam VT International  New  Opportunities  Fund and Putnam VT Vista
     Fund are  based on the  performance  of the  fund's  Class IA  shares  (not offered as an  investment  option),  adjusted  to reflect  the fees paid by
     Class IB shares including a Rule 12b-1 fee of 0.15%. Please note that as of
     May 1, 2001 the Rule 12b-1 fee will increase to 0.25%



Average  Annual Total Return  Without  Withdrawal and Selection of Death Benefit
Option A For Periods Ending Dec. 31, 2000

                                                                     Performance since        Performance since commencement of the
                                                                    commencement of the                       Funda
                                                                         subaccount

                                                                               Since                                       Since
               Investing In:                                       1 Year    Commencement     1 Year  5 Years  10 Years Commencement
Subaccount

               AXP(R) VARIABLE PORTFOLIO -
PCMG2            Cash Management Fund (11/99; 10/81)b             4.49%       4.43%        4.49%     3.92%    3.45%       5.27%
PDEI2            Diversified Equity Income Fund (11/99; 9/99)    -1.95        0.08        -1.95       --       --         1.81
PEMK2            Emerging Markets Fund (10/00; 5/00)                --       -6.20c         --        --       --       -27.06d
PEXI2            Extra Income Fund (11/99; 5/96)                 -10.30      -6.97       -10.30       --       --         0.96
PMGD2            Managed Fund (11/99; 4/86)                      -3.42        2.23        -3.42     11.36    11.59       10.46
PNDM2            New Dimensions Fund(R)(11/99; 5/96)             -10.13       0.46       -10.13       --       --        16.36
PSPF2            S&P 500 Index Fund (10/00; 5/00)                   --       -5.54c         --        --       --       -10.61d
PSCA2            Small Cap Advantage Fund (11/99; 9/99)           2.97       10.78         2.97       --       --        12.30
               AIM V.I.
PCAP2            Capital Appreciation Fund (11/99; 5/93)         -11.94       4.61       -11.94     14.10      --        15.98
PVAL2            Value Fund (11/99; 5/93)                        -15.64      -7.83       -15.64     14.51      --        15.93
               FIDELITY VIP
PBAL2            III Balanced Portfolio (Service Class)          -5.49       -3.77        -5.49      8.21      --         8.94
                 (11/99; 1/95)
PGRI2            III Growth & Income Portfolio (Service Class)   -4.80       -2.70        -4.80       --       --        13.31
                 (11/99; 12/96)
PMDC2            III Mid Cap Portfolio (Service Class) (11/99;   32.17       47.54        32.17       --       --        41.26
                 12/98)
               FRANKLIN TEMPLETON VIP TRUST
PSMC2            Franklin Small Cap Fund - Class 2 (11/99;       -15.75       9.07       -15.75     19.97      --        19.73
                 11/95)e
PMSS2            Mutual Shares Securities Fund - Class 2         11.95       13.78        11.95       --       --        10.15
                 (11/99; 11/96)e
PINT2            Templeton International Securities Fund -       -3.50        4.38        -3.50     11.79      --        11.73
                 Class 2 (11/99; 5/92)f
               GALAXY VIP
PGAA2            Asset Allocation Fund (10/00; 2/93)                --       -4.37c        0.98     10.58      --        10.08
PCHY2            Columbia High Yield Fund II (10/00; 3/98)          --        2.02c        2.43       --       --         3.60
PEQU2            Equity Fund (10/00; 1/93)                          --       -4.97c       -3.08     17.65      --        14.64
PGGI2            Growth and Income Fund (10/00; 3/98)               --        3.80c        4.28       --       --         4.62
PHQB2            High Quality Bond Fund (10/00; 1/93)               --        3.37c       11.71      4.71      --         5.14
PSCG2            Small Company Growth Fund (10/00; 4/98)            --       -5.52c      -10.48       --       --        10.55



Average  Annual Total Return  Without  Withdrawal and Selection of Death Benefit
Option A For Periods Ending Dec. 31, 2000 (continued)


                                                                     Performance since        Performance since commencement of the
                                                                    commencement of the                       Funda
                                                                         subaccount

                                                                               Since                                       Since
               Investing In:                                       1 Year    Commencement     1 Year  5 Years  10 Years Commencement
Subaccount

               JANUS ASPEN SERIES
PJAG2            Aggressive Growth Portfolio: Service Shares       --%      -23.73%c     -32.60%    18.50%      --%      20.73%
                 (10/00; 9/93)b, g
PJGT2            Global Technology Portfolio: Service Shares        --      -26.16c         --        --       --       -34.88d
                 (10/00; 1/00)g
PJGP2            Growth Portfolio: Service Shares (10/00;           --      -13.57c      -15.71     16.81      --        15.72
                 9/93)g
               MFS(R)
PSGI2            Investors Trust Series - Service Class             --       -0.77c       -1.47     14.64      --        15.30
                 (previously MFS(R)Growth with Income Series)
                 (10/00; 10/95)h
PSND2            New Discovery Series - Service Class (10/00;       --       -7.14c       -3.27       --       --        21.46
                 5/98)h
PSTR2            Total Return Series - Service Class (10/00;        --        6.10c       14.49     11.89      --        14.11
                 1/95)h
PSUT2            Utilities Series - Service Class (10/00;           --        0.09c        5.82     19.48      --        21.55
                 1/95)h
               PUTNAM VARIABLE TRUST
PGIN2            Putnam VT Growth and Income Fund - Class IB      6.68        3.77         6.68     12.43    13.16       13.11
                 Shares (11/99; 2/88)i
PIGR2            Putnam VT International Growth Fund - Class     -10.62       6.90       -10.62       --       --        17.39
                 IB Shares (11/99; 1/97)i
PVIS2            Putnam VT Vista Fund - Class IB Shares          -5.20       14.77        -5.20       --       --        19.78
                 (11/99; 1/97)i

a Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% Benefit Protector(SM) Plus Death Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
b    (Commencement date of the subaccount; Commencement date of the fund).
c    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
d    Cumulative return (not annualized) since commencement date of the fund.
e Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on Jan. 6, 1999, Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
f Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
g The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
h Service Class shares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares bee offered for the entire period.
i Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%

Cumulative Total Return

Cumulative total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return using the following formula:

                                     ERV - P
                                     -------
                                        P

where:        P = a hypothetical initial payment of $1,000
            ERV = Ending  Redeemable  Value of a  hypothetical  $1,000 payment made at the beginning of the period at the end of the period (or fractional portion thereof).


Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, all total return figures reflect the deduction of all other applicable charges (except premium taxes) including the contract administrative charge, the variable account administrative charge, the mortality and expense risk fee, the Benefit Protector(SM) Death Benefit Rider fee and the Benefit Protector(SM) Plus Death Benefit Rider fee.


Calculation of Yield for a Subaccount Investing in a Money Market Fund

Annualized Simple Yield:

For a subaccount investing in a money market fund, we base quotations of simple yield on:


          (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
          (b) less a pro rata share of the subaccount expenses accrued over the period;
          (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
          (d)  raising the base period return to the power of 365/7.


The subaccount's value includes:

o    any declared dividends,
o the value of any shares purchased with dividends paid during the period, and
o    any dividends declared for such shares.

It does not include:

o    the  effect of any  applicable  withdrawal  charge,  or
o    any  realized  or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) to the power of 365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 2000

Subaccount               Investing In:                                               Simple Yield           Compound Yield
----------               -------------                                               ------------           --------------
PCMG1                    AXP(R)Variable Portfolio - Cash Management Fund                  4.70%                   4.81%
PCMG2                    AXP(R)Variable Portfolio - Cash Management Fund                  4.58                    4.68

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(( a-b + 1) to the power of 6) - 1]
                               ---
                               cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
             d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yields Based on the 30-Day Period Ended Dec. 31, 2000

Subaccount      Investing in:                                        Yield
----------      -------------                                        -----
PEXI1           AXP(R)Variable Portfolio  - Extra Income Fund         10.30%
PEXI2           AXP(R)Variable Portfolio  - Extra Income Fund         10.34

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by

o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and

o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.


The One-Year Fixed Account


We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:


o take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then


o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time your choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency                  Rating

      A.M. Best                 A+ (Superior)


        Fitch                        AA+


       Moody's                 Aa2 (Excellent)

A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.


Fitch's  rating  reflects  our  consistently  excellent   profitability  record,
leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. American Enterprise Life has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in American Enterprise Life's General Account and reflects American Enterprise Life's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with American Enterprise Life's variable products.
[To be updated amendment.]


PRINCIPAL UNDERWRITER

The principal underwriter for the contract is American Express Financial Advisors Inc. (AEFA) which offers the contract on a continuous basis.

Withdrawal charges received by AEFA for the last year aggregated total $662,606, and 479,554 respectively.

Commissions paid by American Enterprise Life for the last year aggregated total $32,468,381, and 5,924,368 respectively.

The contract is new as of 2000 and therefore, we do not have three years of history for withdrawal charges received or commissions paid.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

American Enterprise Variable Annuity Account - American Express(R)Galaxy Premier Variable Annuity

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier (comprised of subaccounts PCMG1, PCMG2, PDEI1, PDEI2, PEMK1, PEMK2, PEXI1, PEXI2, PMGD1, PMGD2, PNDM1, PNDM2, PSPF1,
PSPF2,  PSCA1,  PSCA2,  PCAP1,  PCAP2, PVAL1, PVAL2, PBAL1, PBAL2, PGRI1, PGRI2,
PMDC1,  PMDC2,  PSMC1,  PSMC2,  PMSS1, PMSS2, PINT1, PINT2, PGAA1, PGAA2, PCHY1,
PCHY2,  PEQU1,  PEQU2,  PGGI1,  PGGI2, PHQB1, PHQB2, PSCG1, PSCG2, PJAG1, PJAG2,
PJGT1, PJGT2, PJGP1, PJGP2, PSGI1, PSGI2, PSND1, PSND2, PSTR1, PSTR2, PSUT1, PSUT2, PGIN1, PGIN2, PIGR1, PIGR2, PVIS1 and PVIS2) as of December 31, 2000, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier at December 31, 2000, and the individual and combined results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


/s/Ernst & Young LLP
   Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2001


American Enterprise Variable Annuity Account - American Express(R) Galaxy
Premier Variable Annuity

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
Assets                                       PCMG1        PCMG2             PDEI1            PDEI2         PEMK1            PEMK2
Investments in shares of
mutual funds and portfolios:
  at cost                                    $ 367         $ 271        $ 235,608             $ 260        $ 120            $ 120
                                             -----         -----        ---------             -----        -----            -----
  at market value                            $ 364         $ 270        $ 244,060             $ 260        $ 112            $ 112
Dividends receivable                             2             1               --                --           --               --
Accounts receivable from
American Enterprise Life for
contract purchase payments                      --            --               --                --           --               --
Receivable from mutual funds
and portfolios for
share redemptions                               --            --               --                --           --               --
                                              ----          ----           ------              ----          ---             ----
Total assets                                   366           271          244,060               260          112              112
                                               ---           ---          -------               ---          ---              ---

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                --            --              176                --           --               --
  Issue and administrative expense charge       --            --               24                --           --               --
  Contract terminations                         --            --               --                --           --               --
Payable to mutual funds and portfolios
for investments purchased                       --            --               --                --           --               --
                                              ----          ----             ----              ----          ---             ----
Total liabilities                               --            --              200                --           --               --
                                              ----          ----              ---              ----          ---             ----
Net assets applicable to contracts
in accumulation period                         366           271          243,860               260          112              112
Net assets applicable to contracts
in payment period                               --            --               --                --           --               --
                                               ---          ----            -----              ----         ----             ----
Total net assets                             $ 366         $ 271        $ 243,860             $ 260        $ 112            $ 112
                                             -----         -----        ---------             -----        -----            -----
Accumulation units outstanding                 350           259          244,084               260          122              122
                                               ---           ---          -------               ---          ---              ---
Net asset value per accumulation unit       $ 1.05        $ 1.05           $ 1.00            $ 1.00       $ 0.92           $ 0.92
                                            ------        ------           ------            ------       ------           ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Net Assets
December 31, 2000

                                                                         Segregated Asset Subaccounts
Assets                                       PEXI1        PEXI2             PMGD1       PMGD2             PNDM1            PNDM2
Investments in shares of mutual
funds and portfolios:
  at cost                                  $ 283,458       $ 283          $ 5,942      $ 1,321      $ 2,411,885         $ 10,978
                                           ---------       -----          -------      -------      -----------         --------
  at market value                          $ 255,081       $ 235          $ 5,536      $ 1,307      $ 2,070,776          $ 9,730
Dividends receivable                           2,143           2               --           --               --               --
Accounts receivable from American
Enterprise Life for contract
purchase payments                                 --          --               --           --              545               --
Receivable from mutual funds and
portfolios for share redemptions                  --          --               --           --               --               --
                                                 ---        ----             ----         ----           ------              ---
Total assets                                 257,224         237            5,536        1,307        2,071,321            9,730
                                             -------         ---            -----        -----        ---------            -----

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                 221          --                5           --            1,643                8
  Issue and administrative expense charge         30          --                1           --              224                1
  Contract terminations                           --          --               --           --               --               --
Payable to mutual funds and portfolios
for investments purchased                         --          --               --           --               --               --
                                                ----        ----             ----         ----           ------              ---
Total liabilities                                251          --                6           --            1,867                9
                                                 ---        ----                -         ----            -----                -
Net assets applicable to contracts
in accumulation period                       256,973         237            5,530        1,307        2,002,615            9,721
Net assets applicable to contracts
in payment period                                 --          --               --           --           66,839               --
                                             -------        ----           ------         ----           ------              ---
Total net assets                           $ 256,973       $ 237          $ 5,530      $ 1,307      $ 2,069,454          $ 9,721
                                           ---------       -----          -------      -------      -----------          -------
Accumulation units outstanding               278,460         258            5,329        1,259        1,936,840            9,391
                                             -------         ---            -----        -----        ---------            -----
Net asset value per accumulation unit         $ 0.92      $ 0.92           $ 1.04       $ 1.04           $ 1.03           $ 1.04
                                              ------      ------           ------       ------           ------           ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
Assets                                        PSPF1      PSPF2             PSCA1        PSCA2             PCAP1            PCAP2
Investments in shares of mutual
funds and portfolios:
  at cost                                    $ 121       $ 121        $ 101,338         $ 265      $ 1,457,808         $ 37,180
                                             -----       -----        ---------         -----      -----------         --------
  at market value                            $ 113       $ 113         $ 97,042         $ 290      $ 1,226,210         $ 31,795
Dividends receivable                            --          --               --            --               --               --
Accounts receivable from American
Enterprise Life for contract
purchase payments                               --          --               --            --            2,857               --
Receivable from mutual funds and
portfolios for share redemptions                --          --               --            --            1,066               38
                                              ----         ---             ----           ---            -----              ---
Total assets                                   113         113           97,042           290        1,230,133           31,833
                                               ---         ---           ------           ---        ---------           ------

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                --          --               78            --              938               33
  Issue and administrative expense charge       --          --               11            --              128                5
  Contract terminations                         --          --               --            --               --               --
Payable to mutual funds and portfolios
for investments purchased                       --          --               --            --            1,550               --
                                               ---         ---             ----           ---            -----             ----
Total liabilities                               --          --               89            --            2,616               38
                                               ---         ---             ----           ---            -----             ----
Net assets applicable to contracts
in accumulation period                         113         113           96,953           290        1,227,517           31,795
Net assets applicable to contracts
in payment period                               --          --               --            --               --               --
                                             -----       -----        ---------         -----       ----------          -------
Total net assets                             $ 113       $ 113         $ 96,953         $ 290      $ 1,227,517         $ 31,795
                                             -----       -----         --------         -----      -----------         --------
Accumulation units outstanding                 120         120           84,733           253        1,103,466           28,576
                                               ---         ---           ------           ---        ---------           ------
Net asset value per accumulation unit       $ 0.94      $ 0.94           $ 1.14        $ 1.15           $ 1.11           $ 1.11
                                            ------      ------           ------        ------           ------           ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy
Premier Variable Annuity

Statements of Net Assets
December 31, 2000

                                                                         Segregated Asset Subaccounts
Assets                                         PVAL1      PVAL2             PBAL1       PBAL2             PGRI1            PGRI2
Investments in shares of mutual
funds and portfolios:
  at cost                                  $ 5,117,533     $ 276         $ 66,911        $ 203         $ 85,601          $ 2,705
                                           -----------     -----         --------        -----         --------          -------
  at market value                          $ 4,432,748     $ 241         $ 63,581        $ 187         $ 83,031          $ 2,646
Dividends receivable                                --        --               --           --               --               --
Accounts receivable from American
Enterprise Life for contract
purchase payments                                   --       822               --           --               --               --
Receivable from mutual funds and
portfolios for share redemptions                80,278        --               63           --               82               13
                                                ------      ----               --         ----               --               --
Total assets                                 4,513,026     1,063           63,644          187           83,113            2,659
                                             ---------     -----           ------          ---           ------            -----

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                 3,673        --               55           --               72               11
  Issue and administrative expense charge          501        --                8           --               10                2
  Contract terminations                         27,350        --               --           --               --               --
Payable to mutual funds and portfolios
for investments purchased                           --       822               --           --               --               --
                                                  ----      ----           -------        ----           ------              ---
Total liabilities                               31,524       822               63           --               82               13
                                                ------       ---               --         ----               --               --
Net assets applicable to contracts
in accumulation period                       4,481,502       241           63,581          187           83,031            2,646
Net assets applicable to contracts
in payment period                                   --        --               --           --               --               --
                                             ---------      ----           ------         ----           ------              ---
Total net assets                           $ 4,481,502     $ 241         $ 63,581        $ 187         $ 83,031          $ 2,646
                                           -----------     -----         --------        -----         --------          -------
Accumulation units outstanding               4,768,669       257           66,212          195           85,110            2,710
                                             ---------       ---           ------          ---           ------            -----
Net asset value per accumulation unit           $ 0.94    $ 0.94           $ 0.96       $ 0.96           $ 0.98           $ 0.98
                                                ------    ------           ------       ------           ------           ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Net Assets
December 31, 2000

                                                                        Segregated Asset Subaccounts
Assets                                      PMDC1       PMDC2             PSMC1            PSMC2        PMSS1            PMSS2
Investments in shares of mutual
funds and portfolios:
  at cost                                 $ 320,695     $ 17,656      $ 1,213,455          $ 28,468       $ 363          $ 5,195
                                          ---------     --------      -----------          --------       -----          -------
  at market value                         $ 333,487     $ 18,396      $ 1,039,764          $ 23,956       $ 402          $ 5,754
Dividends receivable                          1,048           64               --                --          --               --
Accounts receivable from American
Enterprise Life for contract
purchase payments                            31,922           --           19,192             1,262          --               --
Receivable from mutual funds
and portfolios for share
redemptions                                     266           17              938                22          --                5
                                                ---           --              ---                --        ----                -
Total assets                                366,723       18,477        1,059,894            25,240         402            5,759
                                            -------       ------        ---------            ------         ---            -----

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                234           15              825                19          --                4
  Issue and administrative expense charge        32            2              113                 3          --                1
  Contract terminations                          --           --               --                --          --               --
Payable to mutual funds and portfolios
for investments purchased                    31,048           64           11,722                --          --               --
                                             ------           --           ------              ----        ----             ----
Total liabilities                            31,314           81           12,660                22          --                5
                                             ------           --           ------                --        ----                -
Net assets applicable to contracts
in accumulation period                      335,409       18,396        1,031,817            25,218         402            5,754
Net assets applicable to contracts
in payment period                                --           --           15,417                --          --               --
                                             ------        -----           ------              ----        ----           ------
Total net assets                          $ 335,409     $ 18,396      $ 1,047,234          $ 25,218       $ 402          $ 5,754
                                          ---------     --------      -----------          --------       -----          -------
Accumulation units outstanding              205,506       11,257          854,767            20,864         347            4,978
                                            -------       ------          -------            ------         ---            -----
Net asset value per accumulation unit        $ 1.63       $ 1.63           $ 1.21            $ 1.21      $ 1.16           $ 1.16
                                             ------       ------           ------            ------      ------           ------

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
Assets                                      PINT1        PINT2             PGAA1       PGAA2             PCHY1            PCHY2
Investments in shares of
mutual funds and portfolios:
  at cost                                 $ 17,918      $ 13,218            $ 123        $ 123            $ 121            $ 121
                                          --------      --------            -----        -----            -----            -----
  at market value                         $ 17,797      $ 13,569            $ 115        $ 115            $ 122            $ 122
Dividends receivable                            --            --               --           --               --               --
Accounts receivable from
American Enterprise Life
for contract purchase payments                  --            --               --           --               --               --
Receivable from mutual funds and
portfolios for share redemptions                17            12               --           --               --               --
                                                --            --             ----         ----              ---              ---
Total assets                                17,814        13,581              115          115              122              122
                                            ------        ------              ---          ---              ---              ---

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                15            10               --           --               --               --
  Issue and administrative expense charge        2             2               --           --               --               --
  Contract terminations                         --            --               --           --               --               --
Payable to mutual funds and portfolios
for investments purchased                       --            --               --           --               --               --
                                              ----          ----              ---         ----              ---              ---
Total liabilities                               17            12               --           --               --               --
                                                --            --              ---         ----              ---              ---
Net assets applicable to contracts
in accumulation period                      17,797        13,569              115          115              122              122
Net assets applicable to contracts
in payment period                               --            --               --           --               --               --
                                             -----          ----           ------          ---           ------              ---
Total net assets                          $ 17,797      $ 13,569            $ 115        $ 115            $ 122            $ 122
                                          --------      --------            -----        -----            -----            -----
Accumulation units outstanding              16,372        12,464              120          120              120              120
                                            ------        ------              ---          ---              ---              ---
Net asset value per accumulation unit       $ 1.09        $ 1.09           $ 0.96       $ 0.96           $ 1.02           $ 1.02
                                            ------        ------           ------       ------           ------           ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Net Assets
December 31, 2000

                                                                        Segregated Asset Subaccounts
Assets                                       PEQU1       PEQU2             PGGI1            PGGI2         PHQB1            PHQB2
Investments in shares of mutual
funds and portfolios:
  at cost                                  $ 12,730        $ 127            $ 121             $ 121        $ 121            $ 121
                                           --------        -----            -----             -----        -----            -----
  at market value                          $ 11,741        $ 114            $ 125             $ 124        $ 125            $ 125
Dividends receivable                             --           --               --                --           --               --
Accounts receivable from American
Enterprise Life for contract
purchase payments                                --        1,354               --                --           --               --
Receivable from mutual funds and
portfolios for share redemptions                  6           --               --                --           --               --
                                                ---         ----             ----              ----         ----             ----
Total assets                                 11,747        1,468              125               124          125              125
                                             ------        -----              ---               ---          ---              ---

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                  5           --               --                --           --               --
  Issue and administrative expense charge         1           --               --                --           --               --
  Contract terminations                          --           --               --                --           --               --
Payable to mutual funds and portfolios
for investments purchased                        --           --               --                --           --               --
                                               ----         ----             ----              ----         ----             ----
Total liabilities                                 6           --               --                --           --               --
                                                  -         ----             ----              ----         ----             ----
Net assets applicable to contracts
in accumulation period                       11,741        1,468              125               124          125              125
Net assets applicable to contracts
in payment period                                --           --               --                --           --               --
                                             ------         ----           ------              ----         ----             ----
Total net assets                           $ 11,741      $ 1,468            $ 125             $ 124        $ 125            $ 125
                                           --------      -------            -----             -----        -----            -----
Accumulation units outstanding               12,313        1,545              120               119          120              120
                                             ------        -----              ---               ---          ---              ---
Net asset value per accumulation unit        $ 0.95       $ 0.95           $ 1.04            $ 1.04       $ 1.04           $ 1.04
                                             ------       ------           ------            ------       ------           ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Net Assets
December 31, 2000

                                                                        Segregated Asset Subaccounts
Assets                                       PSCG1      PSCG2             PJAG1            PJAG2         PJGT1            PJGT2
Investments in shares of mutual
funds and portfolios:
  at cost                                  $ 16,507       $ 127            $ 120             $ 120        $ 120            $ 120
                                           --------       -----            -----             -----        -----            -----
  at market value                          $ 16,223       $ 114             $ 90              $ 90         $ 87             $ 87
Dividends receivable                             --          --               --                --           --               --
Accounts receivable from American
Enterprise Life for contract
purchase payments                                --          --               --                --           --               --
Receivable from mutual funds
and portfolios for share
redemptions                                       7          --               --                --           --               --
                                                  -        ----            -----              ----         ----            -----
Total assets                                 16,230         114               90                90           87               87
                                             ------         ---               --                --           --               --

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                  6          --               --                --           --               --
  Issue and administrative expense charge         1          --               --                --           --               --
  Contract terminations                          --          --               --                --           --               --
Payable to mutual funds and portfolios
for investments purchased                        --          --               --                --           --               --
                                               -----        ---            -----               ---          ---              ---
Total liabilities                                 7          --               --                --           --               --
                                                  -         ---            -----               ---          ---              ---
Net assets applicable to contracts
in accumulation period                       16,223         114               90                90           87               87
Net assets applicable to contracts
in payment period                                --          --               --                --           --               --
                                             ------         ---            -----               ---          ---              ---
Total net assets                           $ 16,223       $ 114             $ 90              $ 90         $ 87             $ 87
                                           --------       -----             ----              ----         ----             ----
Accumulation units outstanding               17,043         120              118               118          121              121
                                             ------         ---              ---               ---          ---              ---
Net asset value per accumulation unit        $ 0.95      $ 0.95           $ 0.76            $ 0.76       $ 0.72           $ 0.72
                                             ------      ------           ------            ------       ------           ------

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Net Assets
December 31, 2000

                                                                       Segregated Asset Subaccounts
Assets                                       PJGP1       PJGP2             PSGI1       PSGI2             PSND1            PSND2
Investments in shares of mutual
funds and portfolios:
  at cost                                    $ 120        $ 120         $ 15,307        $ 319         $ 28,012            $ 120
                                             -----        -----         --------        -----         --------            -----
  at market value                            $ 104        $ 104         $ 15,464        $ 318         $ 30,462            $ 112
Dividends receivable                            --           --               --           --               --               --
Accounts receivable from American
Enterprise Life for contract
purchase payments                               --           --               --           --            1,921               --
Receivable from mutual funds and
portfolios for share redemptions                --           --                8           --               27               --
                                             -----          ---            -----          ---            -----             ----
Total assets                                   104          104           15,472          318           32,410              112
                                               ---          ---           ------          ---           ------              ---

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                --           --                7           --               24               --
  Issue and administrative expense charge       --           --                1           --                3               --
  Contract terminations                         --           --               --           --               --               --
Payable to mutual funds and portfolios
for investments purchased                       --           --               --           --               --               --
                                             -----          ---            -----          ---            -----             ----
Total liabilities                               --           --                8           --               27               --
                                             -----          ---            -----          ---            -----             ----
Net assets applicable to contracts
in accumulation period                         104          104           15,464          318           32,383              112
Net assets applicable to contracts
in payment period                               --           --               --           --               --               --
                                             -----          ---            -----          ---            -----             ----
Total net assets                             $ 104        $ 104         $ 15,464        $ 318         $ 32,383            $ 112
                                             -----        -----         --------        -----         --------            -----
Accumulation units outstanding                 120          120           15,641          321           34,887              120
                                               ---          ---           ------          ---           ------              ---
Net asset value per accumulation unit       $ 0.87       $ 0.87           $ 0.99       $ 0.99           $ 0.93           $ 0.93
                                            ------       ------           ------       ------           ------           ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Net Assets
December 31, 2000

                                                                         Segregated Asset Subaccounts
Assets                                        PSTR1       PSTR2             PSUT1        PSUT2             PGIN1            PGIN2
Investments in shares of mutual
funds and portfolios:
  at cost                                   $ 23,675        $ 120          $ 7,180         $ 120        $ 143,521         $ 55,483
                                            --------        -----          -------         -----        ---------         --------
  at market value                           $ 24,290        $ 128          $ 7,220         $ 120        $ 150,667         $ 59,619
Dividends receivable                              --           --               --            --               --               --
Accounts receivable from American
Enterprise Life for contract
purchase payments                                 --        1,682               --            --               --            1,682
Receivable from mutual funds and
portfolios for share redemptions                  16           --                4            --              143               53
                                                  --          ---                -          ----              ---               --
Total assets                                  24,306        1,810            7,224           120          150,810           61,354
                                              ------        -----            -----           ---          -------           ------

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                  14           --                4            --              126               46
  Issue and administrative expense charge          2           --               --            --               17                7
  Contract terminations                           --           --               --            --               --               --
Payable to mutual funds and portfolios
for investments purchased                         --           --               --            --               --               --
                                               -----        -----             ----           ---             ----            -----
Total liabilities                                 16           --                4            --              143               53
                                                  --        -----                -          ----              ---               --
Net assets applicable to contracts
in accumulation period                        24,290        1,810            7,220           120          150,667           61,301
Net assets applicable to contracts
in payment period                                 --           --               --            --               --               --
Total net assets                            $ 24,290      $ 1,810          $ 7,220         $ 120        $ 150,667         $ 61,301
                                            --------      -------          -------         -----        ---------         --------
Accumulation units outstanding                22,867        1,704            7,178           119          146,043           59,354
                                              ------        -----            -----           ---          -------           ------
Net asset value per accumulation unit         $ 1.06       $ 1.06           $ 1.01        $ 1.01           $ 1.03           $ 1.03
                                              ------       ------           ------        ------           ------           ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Net Assets
December 31, 2000

                                                                 Segregated Asset Subaccounts
                                                                                                                      Combined
                                                                                                                      Variable
Assets                                        PIGR1            PIGR2             PVIS1            PVIS2                Account
Investments in shares of mutual
funds and portfolios:
  at cost                                  $ 3,009,780          $ 34,511      $ 2,565,678          $ 25,525        $ 17,378,177
                                           -----------          --------      -----------          --------        ------------
  at market value                          $ 2,858,524          $ 33,213      $ 2,202,561          $ 22,073        $ 15,413,463
Dividends receivable                                --                --               --                --               3,260
Accounts receivable from American
Enterprise Life for contract
purchase payments                               17,601             1,262           35,586             1,262             118,950
Receivable from mutual funds
and portfolios for share redemptions             2,703                30            2,149                20              87,983
                                                 -----                --            -----                --              ------
Total assets                                 2,878,828            34,505        2,240,296            23,355          15,623,656
                                             ---------            ------        ---------            ------          ----------

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                 2,379                26            1,891                17              12,580
  Issue and administrative expense charge          325                 4              258                 3               1,722
  Contract terminations                             --                --               --                --              27,350
Payable to mutual funds and portfolios
for investments purchased                        6,284                --            8,272                --              59,762
                                                 -----               ---            -----              ----              ------
Total liabilities                                8,988                30           10,421                20             101,414
                                                 -----                --           ------                --             -------
Net assets applicable to contracts
in accumulation period                       2,850,260            34,475        2,214,504            23,335          15,405,035
Net assets applicable to contracts
in payment period                               19,580                --           15,371                --             117,207
                                                ------             -----           ------             -----             -------
Total net assets                           $ 2,869,840          $ 34,475      $ 2,229,875          $ 23,335        $ 15,522,242
                                           -----------          --------      -----------          --------        ------------
Accumulation units outstanding               2,473,705            30,004        1,798,081            18,926
                                             ---------            ------        ---------            ------
Net asset value per accumulation unit           $ 1.15            $ 1.15           $ 1.23            $ 1.23
                                                ------            ------           ------            ------

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Operations
Period ended December 31, 2000

                                                                   Segregated Asset Subaccounts
Investment income                          PCMG1        PCMG2            PDEI1            PDEI2           PEMK11        PEMK21
Dividend income from mutual
funds and portfolios                      $ 18          $ 15            $ 328              $ 3               $--          $--
                                          ----          ----            -----              ---               -            -
Expenses:
  Mortality and expense risk fee             4             4              343                4                --           --
  Administrative charge                     --            --               46               --                --           --
                                          ----           ----              --            -----              ----        -----
Total expenses                               4             4              389                4                --           --
                                             -             -              ---                -               ---        -----
Investment income (loss) - net              14            11              (61)              (1)               --           --
                                            --            --              ---               --               ---        -----

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual funds
and portfolios:
  Proceeds from sales                        5             5              856                5                --           --
  Cost of investments sold                   5             5              807                5                --           --
                                             -             -              ---                -               ---         ----
Net realized gain (loss) on investments     --            --               49               --                --           --
Net change in unrealized appreciation
or depreciation of investments              (3)           (1)           8,446               (5)               (8)          (8)
                                            --            --            -----               --                --           --
Net gain (loss) on investments              (3)           (1)           8,495               (5)               (8)          (8)
                                            --            --            -----               --                --           --
Net increase (decrease) in net assets
resulting from operations                 $ 11          $ 10          $ 8,434             $ (6)             $ (8)        $ (8)
                                          ----          ----          -------             ----              ----         ----

(1) For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Operations
Year ended December 31, 2000

                                                                            Segregated Asset Subaccounts
Investment income                                PEXI1      PEXI2             PMGD1       PMGD2            PNDM1             PNDM2
Dividend income from mutual
funds and portfolios                           $ 11,351      $ 27            $ 388        $ 23         $ 123,667            $ 717
Expenses:
  Mortality and expense risk fee                  1,169         4               12           4             6,020               17
  Administrative charge                             160        --                1          --               821                2
                                                    ---      ----                -        ----               ---                -
Total expenses                                    1,329         4               13           4             6,841               19
                                                  -----         -               --           -             -----               --
Investment income (loss) - net                   10,022        23              375          19           116,826              698
                                                 ------        --              ---          --           -------              ---

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales of
investments in mutual funds and portfolios:
  Proceeds from sales                             1,670         5               23           5           152,440               12
  Cost of investments sold                        1,753         5               23           5           159,697               13
                                                  -----         -               --           -           -------               --
Net realized gain (loss) on investments             (83)       --               --          --            (7,257)              (1)
Net change in unrealized appreciation
or depreciation of investments                  (28,381)      (52)            (412)        (18)         (341,143)          (1,278)
                                                -------       ---             ----         ---          --------           ------
Net gain (loss) on investments                  (28,464)      (52)            (412)        (18)         (348,400)          (1,279)
                                                -------       ---             ----         ---          --------           ------
Net increase (decrease) in net
assets resulting from operations              $ (18,442)    $ (29)           $ (37)        $ 1        $ (231,574)          $ (581)
                                              ---------     -----            -----         ---        ----------           ------

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Operations
Period ended December 31, 2000

                                                                      Segregated Asset Subaccounts
Investment income                          PSPF1(1)     PSPF2(1)         PSCA1     PSCA2            PCAP1             PCAP2
Dividend income from mutual
funds and portfolios                          $ 1         $ 1          $ 2,571       $ 9          $ 29,163          $ 1,177
                                              ---         ---          -------       ---          --------          -------
Expenses:
  Mortality and expense risk fee               --          --              422         4             3,878              121
  Administrative charge                        --          --               61        --               529               18
                                             ----        ----               --      ----               ---               --
Total expenses                                 --          --              483         4             4,407              139
                                             ----        ----              ---         -             -----              ---
Investment income (loss) - net                  1           1            2,088         5            24,756            1,038
                                                -           -            -----         -            ------            -----

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales of
investments in mutual funds and portfolios:
  Proceeds from sales                           3           4              989         5            90,032           13,330
  Cost of investments sold                      3           4            1,032         4            90,030           15,105
                                                -           -            -----         -            ------           ------
Net realized gain (loss) on investments        --          --              (43)        1                 2           (1,775)
Net change in unrealized appreciation or
depreciation of investments                    (8)         (8)          (4,317)        3          (231,649)          (5,431)
                                               --          --           ------         -          --------           ------
Net gain (loss) on investments                 (8)         (8)          (4,360)        4          (231,647)          (7,206)
                                               --          --           ------         -          --------           ------
Net increase (decrease) in net assets
resulting from operations                    $ (7)       $ (7)        $ (2,272)      $ 9        $ (206,891)        $ (6,168)
                                             ----        ----         --------       ---        ----------         --------

(1) For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Operations
Year ended December 31, 2000

                                                                        Segregated Asset Subaccounts
Investment income                           PVAL1        PVAL2             PBAL1         PBAL2            PGRI1             PGRI2
Dividend income from mutual
funds and portfolios                      $ 189,972        $ 11             $ 11          $ 11              $ 17             $ 17
                                          ---------        ----             ----          ----              ----             ----
Expenses:
  Mortality and expense risk fee             15,016           3              191             3               207               20
  Administrative charge                       2,049          --               26            --                28                3
                                              -----        ----               --           ---                --                -
Total expenses                               17,065           3              217             3               235               23
                                             ------           -              ---             -               ---               --
Investment income (loss) - net              172,907           8             (206)            8              (218)              (6)
                                            -------           -             ----             -              ----               --

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual funds
and portfolios:
  Proceeds from sales                       200,786           4              216             4             1,449           12,468
  Cost of investments sold                  183,319           4              226             4             1,510           12,652
                                            -------           -              ---             -             -----           ------
Net realized gain (loss) on investments      17,467          --              (10)           --               (61)            (184)
Net change in unrealized appreciation
or depreciation of investments             (684,808)        (53)          (3,334)          (19)           (2,575)             (63)
                                           --------         ---           ------           ---            ------              ---
Net gain (loss) on investments             (667,341)        (53)          (3,344)          (19)           (2,636)            (247)
                                           --------         ---           ------           ---            ------             ----
Net increase (decrease) in net assets
resulting from operations                $ (494,434)      $ (45)        $ (3,550)        $ (11)         $ (2,854)          $ (253)
                                         ----------       -----         --------         -----          --------           ------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Operations
Year ended December 31, 2000

                                                                       Segregated Asset Subaccounts
Investment income                           PMDC1       PMDC2             PSMC1            PSMC2            PMSS1          PMSS2
Dividend income from mutual
funds and portfolios                       $ 1,049       $ 64            $ 363             $ 25              $ 14          $ 14
                                           -------       ----            -----             ----              ----          ----
Expenses:
  Mortality and expense risk fee               765         68            3,270               78                 3            35
  Administrative charge                        104         10              446               11                --             5
                                               ---         --              ---               --               ---             -
Total expenses                                 869         78            3,716               89                 3            40
                                               ---         --            -----               --                 -            --
Investment income (loss) - net                 180        (14)          (3,353)             (64)               11           (26)
                                               ---        ---           ------              ---                --           ---

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual funds
and portfolios:
  Proceeds from sales                          633      1,734           33,635            1,532                 5            41
  Cost of investments sold                     623      1,742           34,702            1,717                 5            39
                                               ---      -----           ------            -----                 -            --
Net realized gain (loss) on investments         10         (8)          (1,067)            (185)               --             2
Net change in unrealized appreciation
or depreciation of investments              12,755        706         (173,780)          (4,595)               30           549
                                            ------        ---         --------           ------                --           ---
Net gain (loss) on investments              12,765        698         (174,847)          (4,780)               30           551
                                            ------        ---         --------           ------                --           ---
Net increase (decrease) in net assets
resulting from operations                 $ 12,945      $ 684       $ (178,200)        $ (4,844)             $ 41         $ 525
                                          --------      -----       ----------         --------              ----         -----

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Operations
Period ended December 31, 2000

                                                                          Segregated Asset Subaccounts
Investment income                                 PINT1      PINT2            PGAA11        PGAA2(1)     PCHY1(1)       PCHY2(1)
Dividend income from mutual funds
and portfolios                                   $ 38        $ 38              $ 3           $ 3         $ 2              $ 2
                                                 ----        ----              ---           ---         ---              ---
Expenses:
  Mortality and expense risk fee                   56          50               --            --          --               --
  Administrative charge                             7           7               --            --          --               --
                                                    -           -             ----          ----        ----             ----
Total expenses                                     63          57               --            --          --               --
Investment income (loss) - net                    (25)        (19)               3             3           2                2
                                                  ---         ---                -             -           -                -

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual funds and portfolios:
  Proceeds from sales                              54          95               --            --          --               --
  Cost of investments sold                         56          96               --            --          --               --
                                                   --          --             ----          ----        ----             ----
Net realized gain (loss) on investments            (2)         (1)              --            --          --               --
Net change in unrealized appreciation
or depreciation of investmenst                   (147)        328               (8)           (8)          1                1
                                                 ----         ---               --            --           -                -
Net gain (loss) on investments                   (149)        327               (8)           (8)          1                1
                                                 ----         ---               --            --           -                -
Net increase (decrease) in net
assets resulting from operations               $ (174)      $ 308             $ (5)         $ (5)        $ 3              $ 3
                                               ------       -----             ----          ----         ---              ---

(1)For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Operations
Period ended December 31, 2000

                                                                     Segregated Asset Subaccounts
Investment income                         PEQU1(1)       PEQU2(1)          PGGI1(1)        PGGI2(1)       PHQB1(1)         PHQB2(1)
Dividend income from mutual
funds and portfolios                       $ 843           $ 7              $ 1              $ 1           $ 1              $ 1
Expenses:
  Mortality and expense risk fee               5            --               --               --            --               --
  Administrative charge                        1            --               --               --            --               --
                                               -           ---              ---             ----           ---            -----
Total expenses                                 6            --               --               --            --               --
                                               -           ---              ---             ----           ---            -----
Investment income (loss) - net               837             7                1                1             1                1
                                             ---             -                -                -             -                -

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual funds
and portfolios:
  Proceeds from sales                          6            --               --               --            --               --
  Cost of investments sold                     7            --               --               --            --               --
                                               -           ---              ---             ----           ---            -----
Net realized gain (loss) on investments       (1)           --               --               --            --               --
Net change in unrealized appreciation
or depreciation of investments              (989)          (13)               4                3             4                4
                                            ----           ---                -                -             -                -
Net gain (loss) on investments              (990)          (13)               4                3             4                4
                                            ----           ---                -                -             -                -
Net increase (decrease) in net
assets resulting from operations          $ (153)         $ (6)             $ 5              $ 4           $ 5              $ 5
                                          ------          ----              ---              ---           ---              ---

(1)For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Operations
Period ended December 31, 2000

                                                                     Segregated Asset Subaccounts
Investment income                        PSCG1(1)      PSCG2(1)            PJAG1(1)       PJAG2(1)       PJGT1(1)        PJGT2(1)
Dividend income from mutual
funds and portfolios                     $ 1,052          $ 7              $--              $--           $ 1              $ 1
                                         -------          ---              -                -             ---              ---
Expenses:
  Mortality and expense risk fee               6           --               --               --            --               --
  Administrative charge                        1           --               --               --            --               --
                                               -         ----              ---              ---           ---              ---
Total expenses                                 7           --               --               --            --               --
                                               -         ----              ---              ---           ---              ---
Investment income (loss) - net             1,045            7               --               --             1                1
                                           -----            -              ---              ---             -                -

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual funds
and portfolios:
  Proceeds from sales                          7           --               --               --            --               --
  Cost of investments sold                     7           --               --               --            --               --
                                               -         ----              ---              ---           ---              ---
Net realized gain (loss)
on investments                                --           --               --               --            --               --
Net change in unrealized appreciation
or depreciation of investments              (284)         (13)             (30)             (30)          (33)             (33)
                                            ----          ---              ---              ---           ---              ---
Net gain (loss) on investments              (284)         (13)             (30)             (30)          (33)             (33)
                                            ----          ---              ---              ---           ---              ---
Net increase (decrease) in net
assets resulting from operations           $ 761         $ (6)           $ (30)           $ (30)        $ (32)           $ (32)
                                           -----         ----            -----            -----         -----            -----

(1)For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Operations
Period ended December 31, 2000

                                                                     Segregated Asset Subaccounts
Investment income                        PJGP1(1)       PJGP2(1)          PSGI1(1)         PSGI2(1)       PSND1(2)        PSND2(1)
Dividend income from mutual
funds and portfolios                         $--           $--              $--              $--           $--              $--
                                           -----          ----             ----             ----         -----            -----
Expenses:
  Mortality and expense risk fee              --            --                7                1            25               --
  Administrative charge                       --            --                1               --             3               --
                                           -----          ----             ----             ----         -----            -----
Total expenses                                --            --                8                1            28               --
                                           -----          ----             ----             ----         -----            -----
Investment income (loss) - net                --            --               (8)              (1)          (28)              --
                                           -----          ----             ----             ----         -----            -----

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual funds
and portfolios:
  Proceeds from sales                         --            --                8                1            27               --
  Cost of investments sold                    --            --                8                1            25               --
                                            -----          ----             ----             ----         -----            -----
Net realized gain (loss) on investments       --            --               --               --             2               --
Net change in unrealized appreciation
or depreciation of investments               (16)          (16)             157               (1)        2,450               (8)
                                             ---           ---              ---               --         -----               --
Net gain (loss) on investments               (16)          (16)             157               (1)        2,452               (8)
                                             ---           ---              ---               --         -----               --
Net increase (decrease) in net
assets resulting from operations           $ (16)        $ (16)           $ 149             $ (2)      $ 2,424             $ (8)
                                           -----         -----            -----             ----       -------             ----

(1) For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Operations
Period ended December 31, 2000

                                                                     Segregated Asset Subaccounts
Investment income                         PSTR1(1)      PSTR2(2)         PSUT1(2)         PSUT2(2)          PGIN1             PGIN2
Dividend income from mutual
funds and portfolios                         $--          $--              $--              $--              $ 27             $ 27
                                             -            -                -                -                ----             ----
Expenses:
  Mortality and expense risk fee              17           --                4               --               502              200
  Administrative charge                        2           --               --               --                68               30
                                               -          ---              ---              ---                --               --
Total expenses                                19           --                4               --               570              230
                                              --          ---                -              ---               ---              ---
Investment income (loss) - net               (19)          --               (4)              --              (543)            (203)
                                             ---          ---               --             ----              ----             ----

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual funds
and portfolios:
  Proceeds from sales                         18           --                4               --               620              232
  Cost of investments sold                    18           --                4               --               605              223
                                              --          ---                -              ---               ---              ---
Net realized gain (loss)
on investments                                --           --               --               --                15                9
Net change in unrealized appreciation
or depreciation of investments               615            8               40               --             7,152            4,141
                                             ---            -               --             ----             -----            -----
Net gain (loss) on investments               615            8               40               --             7,167            4,150
                                             ---            -               --             ----             -----            -----
Net increase (decrease) in net assets
resulting from operations                  $ 596          $ 8             $ 36              $--           $ 6,624          $ 3,947
                                           -----          ---             ----              ---           -------          -------

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Operations
Year ended December 31, 2000

                                                              Segregated Asset Subaccounts
                                                                                                              Combined
                                                                                                              Variable
Investment income                             PIGR1             PIGR2             PVIS1            PVIS2       Account
Dividend income from mutual
funds and portfolios                          $ 115              $ 33             $ 12              $ 4      $ 363,246
                                              -----              ----             ----              ---      ---------
Expenses:
  Mortality and expense risk fee             10,022               155            7,488               77         50,280
  Administrative charge                       1,367                23            1,022               11          6,863
                                              -----                --            -----               --          -----
Total expenses                               11,389               178            8,510               88         57,143
                                             ------               ---            -----               --         ------
Investment income (loss) - net              (11,274)             (145)          (8,498)             (84)       306,103
                                            -------              ----           ------              ---        -------

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual funds
and portfolios:
  Proceeds from sales                        26,054             1,594          130,203               77        670,896
  Cost of investments sold                   28,527             1,715          138,798               83        675,212
                                             ------             -----          -------               --        -------
Net realized gain (loss) on investments      (2,473)             (121)          (8,595)              (6)        (4,316)
Net change in unrealized appreciation
or depreciation of investments             (151,320)           (1,354)        (363,162)          (3,491)    (1,965,508)
                                           --------            ------         --------           ------     ----------
Net gain (loss) on investments             (153,793)           (1,475)        (371,757)          (3,497)    (1,969,824)
                                           --------            ------         --------           ------     ----------
Net increase (decrease) in net
assets resulting from operations         $ (165,067)         $ (1,620)      $ (380,255)        $ (3,581)  $ (1,663,721)
                                         ----------          --------       ----------         --------   ------------

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                   Segregated Asset Subaccounts
Operations                                  PCMG1            PCMG2           PDEI1         PDEI2           PEMK1(1)        PEMK2(1)
Investment income (loss) - net              $ 14             $ 11           $ (61)         $ (1)             $--             $--
Net realized gain (loss) on investments       --               --              49            --               --              --
Net change in unrealized appreciation
or depreciation of investments                (3)              (1)          8,446            (5)              (8)             (8)
                                              --               --           -----            --               --              --
Net increase (decrease) in net assets
resulting from operations                     11               10           8,434            (6)              (8)             (8)
                                              --               --           -----            --               --              --

Contract transactions
Contract purchase payments                    94               --          14,575            --              120             120
Net transfers2                                --               --         220,913            --               --              --
Annuity payments                              --               --              --            --               --              --
Contract terminations:
  Surrender benefits and contract charges     (1)              (1)           (329)           (1)              --              --
  Death benefits                              --               --              --            --               --              --
                                             ---            -----            ----         -----              ---             ---
Increase (decrease) from
contract transactions                         93               (1)        235,159            (1)             120             120
                                              --               --         -------            --              ---             ---
Net assets at beginning of year              262              262             267           267               --              --
                                             ---              ---             ---           ---              ---             ---
Net assets at end of year                  $ 366            $ 271       $ 243,860         $ 260            $ 112           $ 112
                                           -----            -----       ---------         -----            -----           -----

Accumulation unit activity
Units outstanding at beginning of year       260              260             262           262               --              --
Contract purchase payments                    91               --          14,864            --              122             122
Net transfers2                                --               --         229,295            --               --              --
Contract terminations:
  Surrender benefits and contract charges     (1)              (1)           (337)           (2)              --              --
  Death benefits                              --               --              --            --               --              --
                                           -----            -----       ---------         -----            -----           -----
Units outstanding at end of year             350              259         244,084           260              122             122
                                             ---              ---         -------           ---              ---             ---

(1) For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes  transfer  activity from (to) other subacounts and transfers from (to) American  Enterprise Life's fixed account.

See accompanying  notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                                    Segregated Asset Subaccounts
Operations                                  PEXI1        PEXI2           PMGD1            PMGD2            PNDM1           PNDM2
Investment income (loss) - net           $ 10,022         $ 23           $ 375             $ 19        $ 116,826           $ 698
Net realized gain (loss)
on investments                                (83)          --              --               --           (7,257)             (1)
Net change in unrealized
appreciation or depreciation
of investments                            (28,381)         (52)           (412)             (18)        (341,143)         (1,278)
                                          -------          ---            ----              ---         --------          ------
Net increase (decrease) in net
assets resulting from operations          (18,442)         (29)            (37)               1         (231,574)           (581)
                                          -------          ---             ---                -         --------            ----

Contract transactions
Contract purchase payments                252,469           --           5,289            1,028        1,244,404          10,007
Net transfers1                             22,973           --              --               --        1,073,929              --
Annuity payments                               --           --              --               --          (10,499)             --
Contract terminations:
  Surrender benefits and
  contract charges                           (294)          (1)             (1)              (1)          (7,102)             (1)
  Death benefits                               --           --              --               --               --              --
                                             ----          ---             ---            -----             ----             ---
Increase (decrease) from
contract transactions                     275,148           (1)          5,288            1,027        2,300,732          10,006
                                          -------           --           -----            -----        ---------          ------
Net assets at beginning of year               267          267             279              279              296             296
                                              ---          ---             ---              ---              ---             ---
Net assets at end of year               $ 256,973        $ 237         $ 5,530          $ 1,307      $ 2,069,454         $ 9,721
                                        ---------        -----         -------          -------      -----------         -------

Accumulation unit activity
Units outstanding at beginning of year        259          259             259              259              257             257
Contract purchase payments                254,701           --           5,071            1,001        1,081,501           9,135
Net transfers1                             23,793           --              --               --          967,900              --
Contract terminations:
  Surrender benefits and
  contract charges                           (293)          (1)             (1)              (1)        (112,818)             (1)
  Death benefits                               --           --              --               --               --              --
                                              ---          ---             ---              ---              ---             ---
Units outstanding at end of year          278,460          258           5,329            1,259        1,936,840           9,391
                                          -------          ---           -----            -----        ---------           -----

(1) Includes  transfer  activity from (to) other subacounts and transfers from (to) American  Enterprise Life's fixed account.

See accompanying  notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                Segregated Asset Subaccounts
Operations                              PSPF1(1)          PSPF2(1)       PSCA1            PSCA2            PCAP1           PCAP2
Investment income
(loss) - net                              $ 1              $ 1         $ 2,088              $ 5         $ 24,756         $ 1,038
Net realized gain (loss)
on investments                             --               --             (43)               1                2          (1,775)
Net change in unrealized
appreciation or depreciation
of investments                             (8)              (8)         (4,317)               3         (231,649)         (5,431)
                                           --               --          ------                -         --------          ------
Net increase (decrease) in net
assets resulting from operations           (7)              (7)         (2,272)               9         (206,891)         (6,168)
                                           --               --          ------                -         --------          ------

Contract transactions
Contract purchase payments                120              120          93,659               --          854,308          30,313
Net transfers(2)                           --               --           5,579               --          587,436           8,766
Annuity payments                           --               --              --               --               --              --
Contract terminations:
  Surrender benefits and
  contract charges                         --               --            (295)              (1)          (7,653)         (1,433)
  Death benefits                           --               --              --               --               --              --
                                          ---              ---             ---              ---            -----           -----
Increase (decrease) from
contract transactions                     120              120          98,943               (1)       1,434,091          37,646
                                          ---              ---          ------               --        ---------          ------
Net assets at beginning of year            --               --             282              282              317             317
                                          ---              ---          ------               --        ---------          ------
Net assets at end of year               $ 113            $ 113        $ 96,953            $ 290      $ 1,227,517        $ 31,795
                                        -----            -----        --------            -----      -----------        --------

Accumulation unit activity
Units outstanding at beginning of year     --               --             254              254              251             251
Contract purchase payments                120              120          79,512               --          672,993          22,478
Net transfers(2)                           --               --           5,253               --          464,694           7,038
Contract terminations:
  Surrender benefits and
  contract charges                         --               --            (286)              (1)         (34,472)         (1,191)
  Death benefits                           --               --              --               --               --              --
                                         -----            -----        --------            -----      -----------        --------
Units outstanding at end of year          120              120          84,733              253        1,103,466          28,576
                                          ---              ---          ------              ---        ---------          ------

(1) For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes  transfer  activity from (to) other subacounts and transfers from (to) American  Enterprise Life's fixed account.

See accompanying  notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                                 Segregated Asset Subaccounts
Operations                               PVAL1            PVAL2           PBAL1            PBAL2            PGRI1           PGRI2
Investment income
(loss) - net                         $ 172,907              $ 8          $ (206)             $ 8           $ (218)           $ (6)
Net realized gain (loss)
on investments                          17,467               --             (10)              --              (61)           (184)
Net change in unrealized
appreciation or depreciation
of investments                        (684,808)             (53)         (3,334)             (19)          (2,575)            (63)
                                      --------              ---          ------              ---           ------             ---
Net increase (decrease) in net
assets resulting from operations      (494,434)             (45)         (3,550)             (11)          (2,854)           (253)
                                      --------              ---          ------              ---           ------            ----

Contract transactions
Contract purchase payments           3,442,592               --          56,413               --           86,500              --
Net transfers1                       1,564,163               --          10,520               --               10           2,700
Annuity payments                       (10,265)              --              --               --               --              --
Contract terminations:
  Surrender benefits and
  contract charges                     (20,841)              (1)             (1)              (1)            (825)             (1)
  Death benefits                            --               --              --               --               --              --
                                      --------              ---          ------              ---           ------            ----
Increase (decrease) from
contract transactions                4,975,649               (1)         66,932               (1)          85,685           2,699
                                     ---------               --          ------               --           ------           -----
Net assets at beginning of year            287              287             199              199              200             200
                                           ---              ---             ---              ---              ---             ---
Net assets at end of year          $ 4,481,502            $ 241        $ 63,581            $ 187         $ 83,031         $ 2,646
                                   -----------            -----        --------            -----         --------         -------

Accumulation unit activity
Units outstanding at
beginning of year                          258              258             196              196              195             195
Contract purchase payments           3,232,384               --          55,386               --           85,775              --
Net transfers1                       1,664,900               --          10,631               --               --           2,516
Contract terminations:
  Surrender benefits and
  contract charges                    (128,873)              (1)             (1)              (1)            (860)             (1)
  Death benefits                            --               --              --               --               --              --
                                     ---------               --          ------               --           ------           -----
Units outstanding at end of year     4,768,669              257          66,212              195           85,110           2,710
                                     ---------              ---          ------              ---           ------           -----

(1) Includes  transfer  activity from (to) other subacounts and transfers from (to) American  Enterprise Life's fixed account.

See accompanying  notes to financial statements.



Statements of Changes in Net Assets
Year ended December 31, 2000

                                                              Segregated Asset Subaccounts
Operations                           PMDC1            PMDC2           PSMC1            PSMC2            PMSS1           PMSS2
Investment income
(loss) - net                          $ 180            $ (14)       $ (3,353)           $ (64)            $ 11           $ (26)
Net realized gain (loss)
on investments                           10               (8)         (1,067)            (185)              --               2
Net change in unrealized
appreciation or depreciation
of investments                       12,755              706        (173,780)          (4,595)              30             549
                                     ------              ---        --------           ------               --             ---
Net increase (decrease) in
net assets resulting from
operations                           12,945              684        (178,200)          (4,844)              41             525
                                     ------              ---        --------           ------               --             ---

Contract transactions
Contract purchase payments          267,655           19,151         894,888           23,504               93           4,961
Net transfers(1)                     55,194               --         340,814            7,668               --              --
Annuity payments                         --               --          (3,003)              --               --              --
Contract terminations:
  Surrender benefits and
  contract charges                     (618)          (1,672)         (7,614)          (1,459)              (1)             (1)
  Death benefits                         --               --              --               --               --              --
                                     ------              ---        --------           ------               --             ---
Increase (decrease) from
contract transactions               322,231           17,479       1,225,085           29,713               92           4,960
                                    -------           ------       ---------           ------               --           -----
Net assets at beginning of year         233              233             349              349              269             269
                                        ---              ---             ---              ---              ---             ---
Net assets at end of year         $ 335,409         $ 18,396     $ 1,047,234         $ 25,218            $ 402         $ 5,754
                                  ---------         --------     -----------         --------            -----         -------

Accumulation unit activity
Units outstanding at
beginning of year                       188              188             243              243              260             260
Contract purchase payments          170,598           12,143         626,807           16,003               88           4,719
Net transfers(1)                     35,124               --         256,806            5,746               --              --
Contract terminations:
  Surrender benefits and
  contract charges                     (404)          (1,074)        (29,089)          (1,128)              (1)             (1)
  Death benefits                         --               --              --               --               --              --
                                    -------           ------       ---------           ------               --           -----
Units outstanding at end of year    205,506           11,257         854,767           20,864              347           4,978
                                    -------           ------         -------           ------              ---           -----

(1) Includes  transfer  activity from (to) other subacounts and transfers from (to) American  Enterprise Life's fixed account.

See accompanying  notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                             Segregated Asset Subaccounts
Operations                           PINT1            PINT2          PGAA1(1)           PGAA2(1)        PCHY1(1)        PCHY2(1)
Investment income
(loss) - net                         $ (25)           $ (19)            $ 3              $ 3              $ 2             $ 2
Net realized gain (loss)
on investments                          (2)              (1)             --               --               --              --
Net change in unrealized
appreciation or depreciation
of investments                        (147)             328              (8)              (8)               1               1
                                      ----              ---              --               --                -               -
Net increase (decrease) in
net assets resulting
from operations                       (174)             308              (5)              (5)               3               3
                                      ----              ---              --               --                -               -

Contract transactions
Contract purchase payments          13,882           13,014             120              120              119             119
Net transfers2                       3,804              (38)             --               --               --              --
Annuity payments                        --               --              --               --               --              --
Contract terminations:
  Surrender benefits and
  contract charges                      (1)              (1)             --               --               --              --
  Death benefits                        --               --              --               --               --              --
                                       ---             ----            ----             ----              ---           -----
Increase (decrease) from
contract transactions               17,685           12,975             120              120              119             119
                                    ------           ------             ---              ---              ---             ---
Net assets at beginning of year        286              286              --               --               --              --
                                    ------           ------             ---              ---              ---             ---
Net assets at end of year         $ 17,797         $ 13,569           $ 115            $ 115            $ 122           $ 122
                                  --------         --------           -----            -----            -----           -----

Accumulation unit activity
Units outstanding at beginning
of year                                254              254              --               --               --              --
Contract purchase payments          12,562           12,211             120              120              120             120
Net transfers2                       3,557               --              --               --               --              --
Contract terminations:
  Surrender benefits and
  contract charges                      (1)              (1)             --               --               --              --
  Death benefits                        --               --              --               --               --              --
                                    ------           ------             ---              ---              ---             ---
Units outstanding at
end of year                         16,372           12,464             120              120              120             120
                                    ------           ------             ---              ---              ---             ---

(1) For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes  transfer  activity from (to) other subacounts and transfers from (to) American  Enterprise Life's fixed account.

See accompanying  notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                      Segregated Asset Subaccounts
Operations                                PEQU1(1)       PEQU2(1)       PGGI1(1)          PGGI2(1)         PHQB1(1)       PHQB2(1)
Investment income
(loss) - net                               $ 837           $ 7             $ 1              $ 1              $ 1             $ 1
Net realized gain (loss)
on investments                               (1)           --              --               --               --              --
Net change in unrealized appreciation
or depreciation of investments             (989)          (13)              4                3                4               4
                                           ----           ---               -                -                -               -
Net increase (decrease) in net assets
resulting from operations                  (153)           (6)              5                4                5               5
                                           ----            --               -                -                -               -

Contract transactions
Contract purchase payments               11,894           120             120              120              120             120
Net transfers2                               --         1,354              --               --               --              --
Annuity payments                             --            --              --               --               --              --
Contract terminations:
  Surrender benefits and
  contract charges                           --            --              --               --               --              --
  Death benefits                             --            --              --               --               --              --
                                          -----          ----            ----             ----             ----            ----
Increase (decrease) from
contract transactions                    11,894         1,474             120              120              120             120
                                         ------         -----             ---              ---              ---             ---
Net assets at beginning of year              --            --              --               --               --              --
                                         ------         -----             ---              ---              ---             ---
Net assets at end of year              $ 11,741       $ 1,468           $ 125            $ 124            $ 125           $ 125
                                       --------       -------           -----            -----            -----           -----

Accumulation unit activity
Units outstanding at
beginning of year                            --            --              --               --               --              --
Contract purchase payments               12,313           120             120              119              120             120
Net transfers2                               --         1,425              --               --               --              --
Contract terminations:
  Surrender benefits and
  contract charges                           --            --              --               --               --              --
  Death benefits                             --            --              --               --               --              --
                                         ------         -----             ---              ---              ---             ---
Units outstanding at
end of year                              12,313         1,545             120              119              120             120
                                         ------         -----             ---              ---              ---             ---

(1) For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes  transfer  activity from (to) other subacounts and transfers from (to) American  Enterprise Life's fixed account.

See accompanying  notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                                                  Segregated Asset Subaccounts
Operations                           PSCG1(1)           PSCG2(1)          PJAG1(1)      PJAG2(1)        PJGT1(1)          PJGT2(1)
Investment income
(loss) - net                        $ 1,045              $ 7             $--              $--              $ 1             $ 1
Net realized gain (loss)
on investments                           --               --              --               --               --              --
Net change in unrealized
appreciation or depreciation
of investments                         (284)             (13)            (30)             (30)             (33)            (33)
                                       ----              ---             ---              ---              ---             ---
Net increase (decrease) in net
assets resulting from operations        761               (6)            (30)             (30)             (32)            (32)
                                        ---               --             ---              ---              ---             ---

Contract transactions
Contract purchase payments           15,462              120             120              120              119             119
Net transfers(2)                         --               --              --               --               --              --
Annuity payments                         --               --              --               --               --              --
Contract terminations:
  Surrender benefits and
  contract charges                       --               --              --               --               --              --
  Death benefits                         --               --              --               --               --              --
                                       ----              ---             ---              ---              ---             ---
Increase (decrease) from
contract transactions                15,462              120             120              120              119             119
                                     ------              ---             ---              ---              ---             ---
Net assets at beginning of year          --               --              --               --               --              --
                                     ------              ---             ---              ---              ---             ---
Net assets at end of year          $ 16,223            $ 114            $ 90             $ 90             $ 87            $ 87
                                   --------            -----            ----             ----             ----            ----

Accumulation unit activity
Units outstanding at
beginning of year                        --               --              --               --               --              --
Contract purchase payments           17,043              120             118              118              121             121
Net transfers(2)                         --               --              --               --               --              --
Contract terminations:
  Surrender benefits and
  contract charges                       --               --              --               --               --              --
  Death benefits                         --               --              --               --               --              --
                                     ------              ---             ---              ---              ---             ---
Units outstanding at
end of year                          17,043              120             118              118              121             121
                                     ------              ---             ---              ---              ---             ---

(1) For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes  transfer  activity from (to) other subacounts and transfers from (to) American  Enterprise Life's fixed account.

See accompanying  notes to financial statements.



American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                        Segregated Asset Subaccounts
Operations                      PJGP1(1)         PJGP2(1)         PSGI1(1)        PSGI2(1)        PSND1(2)          PSND2(1)
Investment income
(loss) - net                      $--              $--            $ (8)            $ (1)           $ (28)            $--
Net realized gain (loss)
on investments                     --               --              --               --                2              --
Net change in unrealized
appreciation or depreciation
of investments                    (16)             (16)            157               (1)           2,450              (8)
                                  ---              ---             ---               --            -----              --
Net increase (decrease) in
net assets resulting from
operations                        (16)             (16)            149               (2)           2,424              (8)
                                  ---              ---             ---               --            -----              --

Contract transactions
Contract purchase payments        120              120          15,315              320           20,320             120
Net transfers(3)                   --               --              --               --            9,639              --
Annuity payments                   --               --              --               --               --              --
Contract terminations:
  Surrender benefits and
  contract charges                 --               --              --               --               --              --
  Death benefits                   --               --              --               --               --              --
                                  ---              ---             ---               --            -----              --
Increase (decrease) from
contract transactions             120              120          15,315              320           29,959             120
                                  ---              ---          ------              ---           ------             ---
Net assets at beginning of year    --               --              --               --               --              --
                                  ---              ---          ------              ---           ------             ---
Net assets at end of year       $ 104            $ 104        $ 15,464            $ 318         $ 32,383           $ 112
                                -----            -----        --------            -----         --------           -----

Accumulation unit activity
Units outstanding at
beginning of year                  --               --              --               --               --              --
Contract purchase payments        120              120          15,641              321           24,133             120
Net transfers(3)                   --               --              --               --           10,754              --
Contract terminations:
  Surrender benefits and
  contract charges                 --               --              --               --               --              --
  Death benefits                   --               --              --               --               --              --
                                -----            -----        --------            -----         --------           -----
Units outstanding at
end of year                       120              120          15,641              321           34,887             120
                                  ---              ---          ------              ---           ------             ---

(1) For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For the period May 30, 2000 (commencement of operations) to Dec. 31. 2000.
(3) Includes  transfer  activity from (to) other subacounts and transfers from (to) American  Enterprise Life's fixed account.

See accompanying  notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 2000

                                                             Segregated Asset Subaccounts
Operations                           PSTR1(1)         PSTR2(2)        PSUT1(2)         PSUT2(2)          PGIN1          PGIN2
Investment income
(loss) - net                         $ (19)             $--            $ (4)             $--           $ (543)         $ (203)
Net realized gain (loss)
on investments                          --               --              --               --               15               9
Net change in unrealized
appreciation or depreciation
of investments                         615                8              40               --            7,152           4,141
                                       ---                -              --              ---            -----           -----
Net increase (decrease) in net
assets resulting from operations       596                8              36               --            6,624           3,947
                                       ---                -              --              ---            -----           -----

Contract transactions
Contract purchase payments          22,743              120           7,184              120          123,688          49,296
Net transfers3                         951            1,682              --               --           20,152           7,805
Annuity payments                        --               --              --               --               --              --
Contract terminations:
  Surrender benefits and
  contract charges                      --               --              --               --              (51)             (1)
  Death benefits                        --               --              --               --               --              --
                                      ----             ----            ----             ----             ----            ----
Increase (decrease) from
contract transactions               23,694            1,802           7,184              120          143,789          57,100
                                    ------            -----           -----              ---          -------          ------
Net assets at beginning of year         --               --              --               --              254             254
                                    ------            -----           -----              ---          -------          ------
Net assets at end of year         $ 24,290          $ 1,810         $ 7,220            $ 120        $ 150,667        $ 61,301
                                  --------          -------         -------            -----        ---------        --------

Accumulation unit activity
Units outstanding at
beginning of year                       --               --              --               --              262             262
Contract purchase payments          21,956              120           7,178              119          125,139          51,099
Net transfers3                         911            1,583              --               --           20,694           7,994
Contract terminations:
  Surrender benefits and
  contract charges                      --               --              --               --              (52)             (1)
  Death benefits                        --               --              --               --               --              --
                                    ------            -----           -----              ---          -------          ------
Units outstanding at
end of year                         22,867            1,703           7,178              119          146,043          59,354
                                    ------            -----           -----              ---          -------          ------

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.
(3) Includes  transfer  activity from (to) other subacounts and transfers from (to) American  Enterprise Life's fixed account.

See accompanying  notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                          Segregated Asset Subaccounts
                                                                                                               Combined
                                                                                                               Variable
Operations                                 PIGR1             PIGR2           PVIS1            PVIS2             Account
Investment income
(loss) - net                           $ (11,274)          $ (145)       $ (8,498)           $ (84)           $ 306,103
Net realized gain (loss)
on investments                            (2,473)            (121)         (8,595)              (6)              (4,316)
Net change in unrealized
appreciation or depreciation
of investments                          (151,320)          (1,354)       (363,162)          (3,491)          (1,965,508)
                                        --------           ------        --------           ------           ----------
Net increase (decrease) in net
assets resulting from operations        (165,067)          (1,620)       (380,255)          (3,581)          (1,663,721)
                                        --------           ------        --------           ------           ----------

Contract transactions
Contract purchase payments             2,218,356           35,928       1,959,558           12,839           11,824,458
Net transfers1                           836,381            1,286         668,814           13,749            5,466,244
Annuity payments                          (2,881)              --          (3,067)              --              (29,715)
Contract terminations:
  Surrender benefits and
  contract charges                       (12,027)          (1,443)        (11,176)              (1)             (74,850)
  Death benefits                          (5,246)              --          (4,328)              --               (9,574)
                                          ------            -----          ------           ------               ------
Increase (decrease) from
contract transactions                  3,034,583           35,771       2,609,801           26,587           17,176,563
                                       ---------           ------       ---------           ------           ----------
Net assets at beginning of year              324              324             329              329                9,400
                                             ---              ---             ---              ---                -----
Net assets at end of year            $ 2,869,840         $ 34,475     $ 2,229,875         $ 23,335         $ 15,522,242
                                     -----------         --------     -----------         --------         ------------

Accumulation unit activity
Units outstanding at
beginning of year                            252              252             253              253
Contract purchase payments             1,804,874           29,939       1,354,481            8,764
Net transfers1                           713,250            1,098         491,556            9,910
Contract terminations:
  Surrender benefits and
  contract charges                       (39,803)          (1,285)        (44,344)              (1)
  Death benefits                          (4,868)              --          (3,865)              --
                                          ------           ------          ------             ----
Units outstanding at
end of year                            2,473,705           30,004       1,798,081           18,926
                                       ---------           ------       ---------           ------

(1) Includes  transfer  activity from (to) other subacounts and transfers from (to) American  Enterprise Life's fixed account.

See accompanying  notes to financial statements.


American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier
Variable Annuity

Notes to Financial Statements

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under
Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company
(American  Enterprise Life) under the Investment Company Act of 1940, as amended
(the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.

------------------------ --------------------------------------------------------- ---------------------------------------
Subaccount               Invests exclusively in shares of                          Investment Manager
------------------------ --------------------------------------------------------- ---------------------------------------
PCMG1                    AXP(R)Variable Portfolio - Cash Management Fund           IDS Life Insurance Company 1
PCMG2
PDEI1                    AXP(R)Variable Portfolio - Diversified Equity Income      IDS Life Insurance Company 1
PDEI2                    Fund
PEMK1                    AXP(R)Variable Portfolio - Emerging Markets Fund          IDS Life Insurance Company 1
PEMK2
PEXI1                    AXP(R)Variable Portfolio - Extra Income Fund              IDS Life Insurance Company 1
PEXI2
PMGD1                    AXP(R)Variable Portfolio - Managed Fund                   IDS Life Insurance Company 1
PMGD2
PNDM1                    AXP(R)Variable Portfolio - New Dimensions Fund(R)         IDS Life Insurance Company 1
PNDM2
PSPF1                    AXP(R)Variable Portfolio - S&P 500 Index Fund             IDS Life Insurance Company 1
PSPF2
PSCA1                    AXP(R)Variable Portfolio - Small Cap Advantage Fund       IDS Life Insurance Company 2
PSCA2
PCAP1                    AIM V.I. Capital Appreciation Fund                        A I M Advisors, Inc.
PCAP2
PVAL1                    AIM V.I. Value Fund                                       A I M Advisors, Inc.
PVAL2
PBAL1                    Fidelity VIP III Balanced Portfolio (Service Class)       Fidelity Management & Research
PBAL2                                                                              Company (FMR)3
PGRI1                    Fidelity VIP III Growth & Income Portfolio (Service       Fidelity Management & Research
PGRI2                    Class)                                                    Company (FMR)4
PMDC1                    Fidelity VIP III Mid Cap Portfolio (Service Class)        Fidelity Management & Research
PMDC2                                                                              Company (FMR)4
PSMC1                    FTVIPT Franklin Small Cap Fund - Class 2                  Franklin Advisers, Inc.
PSMC2
PMSS1                    FTVIPT Mutual Shares Securities Fund - Class 2            Franklin Mutual Advisers, LLC
PMSS2
PINT1                    FTVIPT Templeton International Securities Fund - Class 2  Templeton Investment Counsel, LLC
PINT2
PGAA1                    Galaxy VIP Asset Allocation Fund                          Fleet Investment Advisors, Inc.
PGAA2
PCHY1                    Galaxy VIP Columbia High Yield Fund II                    Columbia Management Co.
PCHY2
PEQU1                    Galaxy VIP Equity Fund                                    Fleet Investment Advisors, Inc.
PEQU2
PGGI1                    Galaxy VIP Growth and Income Fund                         Fleet Investment Advisors, Inc.
PGGI2
PHQB1                    Galaxy VIP High Quality Bond Fund                         Fleet Investment Advisors, Inc.
PHQB2
PSCG1                    Galaxy VIP Small Company Growth Fund                      Fleet Investment Advisors, Inc.
PSCG2
PJAG1                    Janus Aspen Series Aggressive Growth Portfolio: Service   Janus Capital
PJAG2                    Shares
PJGT1                    Janus Aspen Series Global Technology Portfolio: Service   Janus Capital
PJGT2                    Shares
PJGP1                    Janus Aspen Series Growth Portfolio: Service Shares       Janus Capital
PJGP2
PSGI1                    MFS(R) Investors Trust Series - Service Class             MFS Investment Management(R)
PSGI2
PSND1                    MFS(R) New Discovery Series - Service Class               MFS Investment Management(R)
PSND2
PSTR1                    MFS(R) Total Return Series - Service Class                MFS Investment Management(R)
PSTR2
PSUT1                    MFS(R) Utilities Series - Service Class                   MFS Investment Management(R)
PSUT2
PGIN1                    Putnam VT Growth and Income Fund - Class IB  Shares       Putnam Investment Management, LLC
PGIN2
PIGR1                    Putnam VT International Growth Fund - Class IB Shares     Putnam Investment Management, LLC
PIGR2
PVIS1                    Putnam VT Vista Fund - Class IB Shares                    Putnam Investment Management, LLC
PVIS2

1 American Express Financial Corporation (AEFC) is the investment adviser.
2 AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-investment adviser.
3 FMR U.K., FMR Far East and Fidelity Investments Money Market Management Inc. (FIMM) are the sub-investment advisers.
4 FMR U.K. and FMR Far East are the sub-investment advisers.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes.
Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.
The mortality and expense risk fee paid to American Enterprise Life is computed daily and is equal, on an annual basis, to either 1.00% or 1.10% of the average daily net assets of the subaccounts, depending on the death benefit option that applies to the contract.

4. ADMINISTRATIVE CHARGE

American Enterprise Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

5. CONTRACT ADMINISTRATIVE CHARGE

American Enterprise Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full withdrawal.

6. WITHDRAWAL CHARGE

American Enterprise Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity. The withdrawal charge is deducted for withdrawals up to the first seven payment years following a purchase payment. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $662,606 in 2000 and $479,554 in 1999. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.
This charge is waived if the withdrawal meets certain provisions as stated in the contract.

7. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2000 were as follows:

----------------------- ---------------------------------------------------------- -------------- ------------
Subaccount              Investment                                                        Shares          NAV
----------------------- ---------------------------------------------------------- -------------- ------------
PCMG1                   AXP(R)Variable Portfolio - Cash Management Fund                      365         1.00
PCMG2                                                                                        271         1.00
PDEI1                   AXP(R)Variable Portfolio - Diversified Equity Income Fund         24,389        10.01
PDEI2                                                                                         26        10.01
PEMK1                   AXP(R)Variable Portfolio - Emerging Markets Fund                      15         7.51
PEMK2                                                                                         15         7.51
PEXI1                   AXP(R)Variable Portfolio - Extra Income Fund                      36,480         6.99
PEXI2                                                                                         34         6.99
PMGD1                   AXP(R)Variable Portfolio - Managed Fund                              313        17.68
PMGD2                                                                                         74        17.68
PNDM1                   AXP(R)Variable Portfolio - New Dimensions Fund(R)                107,776        19.21
PNDM2                                                                                        506        19.21
PSPF1                   AXP(R)Variable Portfolio - S&P 500 Index Fund                         13         9.00
PSPF2                                                                                         13         9.00
PSCA1                   AXP(R)Variable Portfolio - Small Cap Advantage Fund                8,663        11.20
PSCA2                                                                                         26        11.20
PCAP1                   AIM V.I. Capital Appreciation Fund                                39,760        30.84
PCAP2                                                                                      1,031        30.84
PVAL1                   AIM V.I. Value Fund                                              162,312        27.31
PVAL2                                                                                          9        27.31
PBAL1                   Fidelity VIP III Balanced Portfolio (Service Class)                4,418        14.39
PBAL2                                                                                         13        14.39
PGRI1                   Fidelity VIP III Growth & Income Portfolio (Service                5,466        15.19
PGRI2                   Class)                                                               174        15.19
PMDC1                   Fidelity VIP III Mid Cap Portfolio (Service Class)                16,493        20.22
PMDC2                                                                                        910        20.22
PSMC1                   FTVIPT Franklin Small Cap Fund - Class 2                          49,185        21.14
PSMC2                                                                                      1,133        21.14
PMSS1                   FTVIPT Mutual Shares Securities Fund - Class 2                        28        14.22
PMSS2                                                                                        405        14.22
PINT1                   FTVIPT Templeton International Securities Fund - Class 2             953        18.67
PINT2                                                                                        727        18.67
PGAA1                   Galaxy VIP Asset Allocation Fund                                       7        16.60
PGAA2                                                                                          7        16.60
PCHY1                   Galaxy VIP Columbia High Yield Fund II                                13         9.35
PCHY2                                                                                         13         9.35
PEQU1                   Galaxy VIP Equity Fund                                               593        19.81
PEQU2                                                                                          6        19.81
PGGI1                   Galaxy VIP Growth and Income Fund                                     11        11.27
PGGI2                                                                                         11        11.27
PHQB1                   Galaxy VIP High Quality Bond Fund                                     12        10.33
PHQB2                                                                                         12        10.33
PSCG1                   Galaxy VIP Small Company Growth Fund                               1,389        11.68
PSCG2                                                                                         10        11.68
PJAG1                   Janus Aspen Series Aggressive Growth Portfolio: Service                3        35.97
PJAG2                   Shares                                                                 3        35.97
PJGT1                   Janus Aspen Series Global Technology Portfolio: Service               13         6.55
PJGT2                   Shares                                                                13         6.55
PJGP1                   Janus Aspen Series Growth Portfolio: Service Shares                    4        26.36
PJGP2                                                                                          4        26.36
PSGI1                   MFS(R)Investors Trust Series - Service Class                          737        20.98
PSGI2                                                                                         15        20.98
PSND1                   MFS(R)New Discovery Series - Service Class                          1,836        16.59
PSND2                                                                                          7        16.59
PSTR1                   MFS(R)Total Return Series - Service Class                           1,242        19.56
PSTR2                                                                                          7        19.56
PSUT1                   MFS(R)Utilities Series - Service Class                                306        23.57
PSUT2                                                                                          5        23.57
PGIN1                   Putnam VT Growth and Income Fund - Class IB  Shares                5,849        25.76
PGIN2                                                                                      2,314        25.76
PIGR1                   Putnam VT International Growth Fund - Class IB Shares            161,773        17.67
PIGR2                                                                                      1,880        17.67
PVIS1                   Putnam VT Vista Fund - Class IB Shares                           112,376        19.60
PVIS2                                                                                      1,126        19.60

8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, were as follows:


                                                                                        Year ended Dec. 31,
------------------------ ---------------------------------------------------------- ------------- -------------
Subaccount               Investment                                                     2000          1999
------------------------ ---------------------------------------------------------- ------------- -------------
PCMG11                   AXP(R)Variable Portfolio - Cash Management Fund                     111           261
PCMG22                                                                                        15           261
PDEI11                   AXP(R)Variable Portfolio - Diversified Equity Income Fund       236,154           261
PDEI22                                                                                         3           262
PEMK13                   AXP(R)Variable Portfolio - Emerging Markets Fund                    120            --
PEMK23                                                                                       120            --
PEXI11                   AXP(R)Variable Portfolio - Extra Income Fund                    284,950           261
PEXI22                                                                                        27           261
PMGD11                   AXP(R)Variable Portfolio - Managed Fund                           5,692           273
PMGD22                                                                                     1,051           275
PNDM11                   AXP(R)Variable Portfolio - New Dimensions Fund(R)             2,571,320           262
PNDM22                                                                                    10,725           266
PSPF13                   AXP(R)Variable Portfolio - S&P 500 Index Fund                       124            --
PSPF23                                                                                       125            --
PSCA11                   AXP(R)Variable Portfolio - Small Cap Advantage Fund             102,109           261
PSCA22                                                                                         9           260
PCAP11                   AIM V.I. Capital Appreciation Fund                            1,547,572           266
PCAP22                                                                                    52,014           271
PVAL11                   AIM V.I. Value Fund                                           5,300,588           264
PVAL22                                                                                        11           270
PBAL11                   Fidelity VIP III Balanced Portfolio (Service Class)              66,942           196
PBAL22                                                                                        11           196
PGRI11                   Fidelity VIP III Growth & Income Portfolio (Service              86,916           196
PGRI22                   Class)                                                           15,161           196
PMDC11                   Fidelity VIP III Mid Cap Portfolio (Service Class)              321,122           196
PMDC22                                                                                    19,199           199
PSMC11                   FTVIPT Franklin Small Cap Fund - Class 2                      1,247,897           260
PSMC22                                                                                    29,919           266
PMSS11                   FTVIPT Mutual Shares Securities Fund - Class 2                      108           260
PMSS22                                                                                     4,975           259
PINT11                   FTVIPT Templeton International Securities Fund - Class 2         17,714           260
PINT22                                                                                    13,051           263
PGAA13                   Galaxy VIP Asset Allocation Fund                                    123            --
PGAA23                                                                                       123            --
PCHY13                   Galaxy VIP Columbia High Yield Fund II                              121            --
PCHY23                                                                                       121            --
PEQU13                   Galaxy VIP Equity Fund                                           12,737            --
PEQU23                                                                                       127            --
PGGI13                   Galaxy VIP Growth and Income Fund                                   121            --
PGGI23                                                                                       121            --
PHQB13                   Galaxy VIP High Quality Bond Fund                                   121            --
PHQB23                                                                                       121            --
PSCG13                   Galaxy VIP Small Company Growth Fund                             16,514            --
PSCG23                                                                                       127            --
PJAG13                   Janus Aspen Series Aggressive Growth Portfolio: Service             120            --
PJAG23                   Shares                                                              120            --
PJGT13                   Janus Aspen Series Global Technology Portfolio: Service             120            --
PJGT23                   Shares                                                              120            --
PJGP13                   Janus Aspen Series Growth Portfolio: Service Shares                 120            --
PJGP23                                                                                       120            --
PSGI13                   MFS(R)Investors Trust Series - Service Class                     15,315            --
PSGI23                                                                                       320            --
PSND14                   MFS(R)New Discovery Series - Service Class                       28,037            --
PSND23                                                                                       120            --
PSTR14                   MFS(R)Total Return Series - Service Class                        23,693            --
PSTR23                                                                                       120            --
PSUT13                   MFS(R)Utilities Series - Service Class                            7,184            --
PSUT23                                                                                       120            --
PGIN11                   Putnam VT Growth and Income Fund - Class IB  Shares             143,866           260
PGIN22                                                                                    55,447           259
PIGR11                   Putnam VT International Growth Fund - Class IB Shares         3,038,047           260
PIGR22                                                                                    35,958           269
PVIS11                   Putnam VT Vista Fund - Class IB Shares                        2,704,192           284
PVIS22                                                                                    25,318           290
                         Combined Variable Account                                   $18,042,874        $8,604

1 Operations commenced on Nov. 9, 1999.
2 Operations commenced on  Nov. 11, 1999.
3 Operations commenced on  Oct. 23, 2000.
4 Operations commenced on May 30, 2000.



                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                  AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                  Aug. __, 2001



American  Enterprise  Variable Annuity Account is a separate account established
and  maintained  by  American   Enterprise  Life  Insurance   Company  (American
Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI which you can obtain from your sales representative or by writing or calling us at the address or telephone number below. The prospectus is incorporated into this SAI by reference.



American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

American Express Pinnacle Variable Annuity(SM)
American Enterprise Variable Annuity Account

                                TABLE OF CONTENTS

Performance Information....................................................p.  3

Calculating Annuity Payouts................................................p. 10

Rating Agencies............................................................p. 11

Principal Underwriter......................................................p. 11

Independent Auditors.......................................................p. 11

Financial Statements

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                         P(1+T) to the power of n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average Annual Total Return With Withdrawal and Selection of Death Benefit Option B and the Benefit Protector(SM) Plus Death Benefit Rider For Periods Ending Dec. 31, 2000


                                                             Performance since        Performance since commencement of the
                                                            commencement of the                       Funda
                                                                 subaccount

                                                                       Since                                       Since
               Investing In:                               1 Year    Commencement     1 Year  5 Years  10 Years Commencement
Subaccount
              AXP(R) VARIABLE PORTFOLIO -
PBCA1           Blue Chip Advantage Fund (11/99;9/99)b      --%       --%              --%       --%     --%       --%
PBND1           Bond Fund (11/99;10/81)                     --        --               --        --      --        --
PCMG1           Cash Management Fund (11/99;10/81)          --        --               --        --      --        --
PDEI1           Diversified Equity Income Fund              --        --               --        --      --        --
                (11/99;9/99)
PEXI1           Extra Income Fund (11/99;5/96)              --        --               --        --      --        --
PMGD1           Managed Fund (11/99;4/86)                   --        --               --        --      --        --
PNDM1           New Dimensions Fund(R)(11/99;5/96)          --        --               --        --      --        --
PSCA1           Small Cap Advantage Fund (11/99;9/99)       --        --               --        --      --        --
              AIM V. I.                                     --        --               --        --      --        --
PCAP1           Capital Appreciation Fund (11/99;5/93)      --        --               --        --      --        --
PVAL1           Value Fund (11/99;5/93)                     --        --               --        --      --        --
              FIDELITY VIP                                  --        --               --        --      --        --
PBAL1           III Balanced Portfolio (Service Class)      --        --               --        --      --        --
                (11/99;1/95)
PGRI1           III Growth & Income Portfolio (Service      --        --               --        --      --        --
                Class) (11/99;12/96)
PMDC1           III Mid Cap Portfolio (Service Class)       --        --               --        --      --        --
                (11/99;12/98)
PGRO1           Growth Portfolio (Service Class)
                (11/99;10/86)
              FRANKLIN TEMPLETON VIP TRUST                  --        --               --        --      --        --
PSMC1           Franklin Small Cap Fund - Class 2           --        --               --        --      --        --
                (11/99;11/95)c
PVAS1           Franklin Value Securities Fund - Class      --        --               --        --      --        --
                2 (11/99;5/98)c
PMSS1           Mutual Shares Securities Fund - Class 2     --        --               --        --      --        --
                (11/99;11/96)c
PINT1           Templeton International Securities Fund     --        --               --        --      --        --
                - Class 2 (11/99;5/92)d
              MFS(R)                                        --        --               --        --      --        --
PGIS1           Investors Trust Series - Initial Class      --        --               --        --      --        --
                (previously MFS(R)Growth with Income
              Series);
                (11/99;10/95)
PNDS1           New Discovery Series - Initial Class        --        --               --        --      --        --
                (11/99;5/98)
PTRS1           Total Return Series - Initial Class         --        --               --        --      --        --
                (11/99;1/95)
PUTS1           Utilities Series - Initial Class
                (11/99;1/95)
              PUTNAM VARIABLE TRUST                         --        --               --        --      --        --
PGIN1           Putnam VT Growth and Income Fund -          --        --               --        --      --        --
                Class IB Shares (11/99;2/88)e
PINC1           Putnam VT Income Fund - Class IB Shares     --        --               --        --      --        --
                (11/99;2/88) e
PIGR1           Putnam VT International Growth Fund -       --        --               --        --      --        --
                Class IB Shares (11/99;1/97)e
PVIS1           Putnam VT Vista Fund - Class IB Shares      --        --               --        --      --        --
                (11/99;1/97)e
a    Current  applicable  charges deducted from fund  performance  include a $30 contract  administrative  charge, a 1.10% mortality and expense risk fee, a
     0.15% variable account administrative charge, a 0.40% Benefit Protector(SM)
     Plus Death Benefit Rider fee and  applicable  withdrawal  charges.  Premium taxes are not reflected in these total returns.
b    (Commencement date of the subaccount; Commencement date of the fund).
c    Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
     short-term performance;  current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999,  standardized Class 2 fund performance for prior  periods  represents  historical  results of Class 1 shares.  For periods  beginning  Jan.  6, 1999 Class 2's results  reflect an  additional
     12b-1 fee expense, which also affects future performance.
d    Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
     short-term  performance;  current results may differ.  Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton
     International  Fund.  In  addition,  for periods  beginning on May 1, 1997,
     Class 2 fund  performance  reflects an  additional  12b-1 fee expense which also affects future performance.
e    Performance  information  for Class IB shares for periods prior to April 6,
     1998 for Putnam VT Growth and Income  Fund and for  periods  prior to April
     30,  1998 for Putnam VT High Yield  Fund,  Putnam VT  International  Growth
     Fund, Putnam VT International  New  Opportunities  Fund and Putnam VT Vista
     Fund are  based on the  performance  of the  fund's  Class IA  shares  (not offered as an  investment  option),  adjusted  to reflect  the fees paid by
     Class IB shares including a Rule 12b-1 fee of 0.15%. Please note that as of
     May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

[To be updated upon amendment.]




Average  Annual Total Return  Without  Withdrawal and Selection of Death Benefit
Option B and the  Benefit  Protector(SM)  Plus Death  Benefit  Rider For Periods
Ending Dec. 31, 2000

                                                             Performance since        Performance since commencement of the
                                                           commencement of the                       Funda
                                                                subaccount

                                                                      Since                                       Since
               Investing In:                              1 Year    Commencement     1 Year  5 Years  10 Years Commencement
Subaccount
              AXP(R) VARIABLE PORTFOLIO -
PBCA1           Blue Chip Advantage Fund (11/99;9/99)b      --%        --%             --%       --%      --%       --%
PBND1           Bond Fund (11/99;10/81)                     --         --              --        --       --        --
PCMG1           Cash Management Fund (11/99;10/81)          --         --              --        --       --        --
PDEI1           Diversified Equity Income Fund              --         --              --        --       --        --
                (11/99;9/99)
PEXI1           Extra Income Fund (11/99;5/96)              --         --              --        --       --        --
PMGD1           Managed Fund (11/99;4/86)                   --         --              --        --       --        --
PNDM1           New Dimensions Fund(R)(11/99;5/96)          --         --              --        --       --        --
PSCA1           Small Cap Advantage Fund (11/99;9/99)       --         --              --        --       --        --
              AIM V.I.                                      --         --              --        --       --        --
PCAP1           Capital Appreciation Fund (11/99;5/93)      --         --              --        --       --        --
PVAL1           Value Fund (11/99;5/93)                     --         --              --        --       --        --
              FIDELITY VIP                                  --         --              --        --       --        --
PBAL1           III Balanced Portfolio (Service Class)      --         --              --        --       --        --
                (11/99;1/95)
PGRI1           III Growth & Income Portfolio (Service      --         --              --        --       --        --
                Class) (11/99;12/96)
PMDC1           III Mid Cap Portfolio (Service Class)       --         --              --        --       --        --
                (11/99;12/98)
PGRO1           Growth Portfolio (Service Class)
                (11/99;10/86)
              FRANKLIN TEMPLETON VIP TRUST                  --         --              --        --       --        --
PSMC1           Franklin Small Cap Fund - Class 2           --         --              --        --       --        --
                (11/99;11/95)c
PVAS1           Franklin Value Securities Fund - Class      --         --              --        --       --        --
                2 (11/99;5/98)c
PMSS1           Mutual Shares Securities Fund - Class 2     --         --              --        --       --        --
                (11/99;11/96)c
PINT1           Templeton International Securities Fund     --         --              --        --       --        --
                - Class 2 (11/99;5/92)d
              MFS(R)                                        --         --              --        --       --        --
PGIS1           Investors Trust Series - Initial Class      --         --              --        --       --        --
                (previously MFS(R)Growth with Income
                Series); (11/99;10/95)
PNDS1           New Discovery Series - Initial Class        --         --              --        --       --        --
                (11/99;5/98)
PTRS1           Total Return Series - Initial Class         --         --              --        --       --        --
                (11/99;1/95)
PUTS1           Utilities Series - Initial Class
                (11/99;1/95)
              PUTNAM VARIABLE TRUST                         --         --              --        --       --        --
PGIN1           Putnam VT Growth and Income Fund -          --         --              --        --       --        --
                Class IB Shares (11/99;2/88)e
PINC1           Putnam VT Income Fund - Class IB Shares     --         --              --        --       --        --
                (11/99;2/88) e
PIGR1           Putnam VT International Growth Fund -       --         --              --        --       --        --
                Class IB Shares (11/99;1/97)e
PVIS1           Putnam VT Vista Fund - Class IB Shares      --         --              --        --       --        --
                (11/99;1/97)e
a    Current  applicable  charges deducted from fund  performance  include a $30 contract  administrative  charge, a 1.10% mortality and expense risk fee, a
     0.15%  variable   account   administrative   charge  and  a  0.40%  Benefit
     Protector(SM) Plus Death Benefit Rider fee. Premium taxes are not reflected in these total returns.
b    (Commencement date of the subaccount; Commencement date of the fund).
c    Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
     short-term performance;  current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999,  standardized Class 2 fund performance for prior  periods  represents  historical  results of Class 1 shares.  For periods  beginning  Jan.  6, 1999 Class 2's results  reflect an  additional
     12b-1 fee expense, which also affects future performance.
d    Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
     short-term  performance;  current results may differ.  Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton
     International  Fund.  In  addition,  for periods  beginning on May 1, 1997,
     Class 2 fund  performance  reflects an  additional  12b-1 fee expense which also affects future performance.
e    Performance  information  for Class IB shares for periods prior to April 6,
     1998 for Putnam VT Growth and Income  Fund and for  periods  prior to April
     30,  1998 for Putnam VT High Yield  Fund,  Putnam VT  International  Growth
     Fund, Putnam VT International  New  Opportunities  Fund and Putnam VT Vista
     Fund are  based on the  performance  of the  fund's  Class IA  shares  (not offered as an  investment  option),  adjusted  to reflect  the fees paid by
     Class IB shares including a Rule 12b-1 fee of 0.15%. Please note that as of
     May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.

[To be updated upon amendment.]




Average  Annual  Total Return With  Withdrawal  and  Selection of Death  Benefit
Option A For Periods Ending Dec. 31, 2000


                                                               Performance since        Performance since commencement of the
                                                             commencement of the                       Funda
                                                                  subaccount

                                                                        Since                                       Since
               Investing In:                                1 Year    Commencement     1 Year  5 Years  10 Years Commencement
Subaccount
              AXP(R) VARIABLE PORTFOLIO -
PBCA2           Blue Chip Advantage Fund (11/99;9/99b      -17.81%      -10.67%        -17.81%    --%      --%        -5.47%
PBND2           Bond Fund (11/99;10/81)                     -3.44        -2.80         -3.44      2.71     7.01        9.11
PCMG2           Cash Management Fund (11/99;10/81)          -3.07        -2.20         -3.07      3.06     3.46        5.28
PDEI2           Diversified Equity Income Fund              -8.99        -6.30         -8.99      --       --         -3.89
                (11/99;9/99)
PEXI2           Extra Income Fund (11/99;5/96)              -16.67        -12.88       -16.67     --       --          -0.01
PMGD2           Managed Fund (11/99;4/86)                   -10.34        -4.27        -10.34     10.71    11.59       10.47
PNDM2           New Dimensions Fund(R)(11/99;5/96)          -16.52        -5.92        -16.52     --       --          15.75
PSCA2           Small Cap Advantage Fund (11/99;9/99)       -4.46         3.84         -4.46      --       --           6.30
              AIM V.I.
PCAP2           Capital Appreciation Fund (11/99;5/93)     -18.18        -2.04        -18.18     13.51    --          15.99
PVAL2           Value Fund (11/99;5/93)                    -21.58        -13.69       -21.58     13.93    --          15.94
              FIDELITY VIP
PBAL2           III Balanced Portfolio (Service Class)     -12.24        -9.88        -12.24      7.48    --           8.50
                (11/99;1/95)
PGRI2           III Growth & Income Portfolio (Service     -11.61        -8.87        -11.61      --      --          12.45
                Class) (11/99;12/96)
PMDC2           III Mid Cap Portfolio (Service Class)       24.18        40.88         24.18      --      --          38.79
                (11/99;12/98)
PGRO2           Growth Portfolio (Service Class)           -18.32        -7.76        -18.32     17.33    18.61       15.00
                (11/99;10/86)
              FRANKLIN TEMPLETON VIP TRUST
PSMC2           Franklin Small Cap Fund - Class 2          -21.69         2.11        -21.69     19.49    --          19.37
                (11/99;11/95)c
PVAS2           Franklin Value Securities Fund - Class      15.59        18.15         15.59     --       --          -4.13
                2 (11/99;5/98)c
PMSS2           Mutual Shares Securities Fund - Class 2     3.96          6.87          3.96     --       --           9.25
                (11/99;11/96)c
PINT2           Templeton International Securities Fund    -10.42        -2.27        -10.42     11.14    --          11.74
                - Class 2 (11/99;5/92)d
              MFS(R)
PGIS2           Investors Trust Series - Initial Class      -8.40        -3.54         -8.40     14.09    --          14.91
                (previously MFS(R)Growth with Income
                Series); (11/99;10/95)
PNDS2           New Discovery Series - Initial Class       -10.07        12.80        -10.07     --       --          19.62
                (11/99;5/98)
PTRS2           Total Return Series - Initial Class         6.68          5.38          6.68     11.29    --          13.80
                (11/99;1/95)
PUTS2           Utilities Series - Initial Class            -1.83         7.19         -1.83     18.98    --          21.30
                (11/99;1/95)
              PUTNAM VARIABLE TRUST
PGIN2           Putnam VT Growth and Income Fund -          -1.05        -2.84         -1.05     11.80    13.17       13.12
                Class IB Shares (11/99;2/88)e
PINC2           Putnam VT Income Fund - Class IB Shares     -1.17        -1.97         -1.17      2.72     6.19        6.34
                (11/99;2/88) e
PIGR2           Putnam VT International Growth Fund -      -16.96         0.08        -16.96     --       --          16.45
                Class IB Shares (11/99;1/97)e
PVIS2           Putnam VT Vista Fund - Class IB Shares     -11.98         7.86        -11.98     --       --          18.90
                (11/99;1/97)e

a    Current  applicable  charges deducted from fund  performance  include a $30 contract  administrative  charge, a 1.00% mortality and expense risk fee, a
     0.15% variable  account  administrative  charge and  applicable  withdrawal charges. Premium taxes are not reflected in these total returns.
b    (Commencement date of the subaccount; Commencement date of the fund).
c    Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
     short-term performance;  current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999,  standardized Class 2 fund performance for prior  periods  represents  historical  results of Class 1 shares.  For periods  beginning  Jan.  6, 1999 Class 2's results  reflect an  additional
     12b-1 fee expense, which also affects future performance.
d    Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
     short-term  performance;  current results may differ.  Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton
     International  Fund.  In  addition,  for periods  beginning on May 1, 1997,
     Class 2 fund  performance  reflects an  additional  12b-1 fee expense which also affects future performance.
e    Performance  information  for Class IB shares for periods prior to April 6,
     1998 for Putnam VT Growth and Income  Fund and for  periods  prior to April
     30,  1998 for Putnam VT High Yield  Fund,  Putnam VT  International  Growth
     Fund, Putnam VT International  New  Opportunities  Fund and Putnam VT Vista
     Fund are  based on the  performance  of the  fund's  Class IA  shares  (not offered as an  investment  option),  adjusted  to reflect  the fees paid by
     Class IB shares including a Rule 12b-1 fee of 0.15%. Please note that as of
     May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.




Average  Annual Total Return  Without  Withdrawal and Selection of Death Benefit
Option A For Periods Ending Dec. 31, 2000
                                                            Performance since        Performance since commencement of the
                                                           commencement of the                       Funda
                                                                subaccount

                                                                      Since                                       Since
               Investing In:                              1 Year    Commencement     1 Year  5 Years  10 Years Commencement
Subaccount
              AXP(R) VARIABLE PORTFOLIO -
PBCA2           Blue Chip Advantage Fund (11/99;9/99)b    -11.53%      -4.62%        -11.53%     --%     --%        0.07%
PBND2           Bond Fund (11/99;10/81)                     4.08        3.80           4.08     3.59    7.01        9.11
PCMG2           Cash Management Fund (11/99;10/81)          4.49        4.43           4.49     3.93    3.46        5.28
PDEI2           Diversified Equity Income Fund             -1.95        0.08          -1.95      --      --         1.82
                (11/99;9/99)
PEXI2           Extra Income Fund (11/99;5/96)            -10.29       -6.97         -10.29      --      --         0.97
PMGD2           Managed Fund (11/99;4/86)                  -3.42        2.23          -3.42    11.36   11.59       10.47
PNDM2           New Dimensions Fund(R)(11/99;5/96)        -10.13        0.47         -10.13      --      --        16.37
PSCA2           Small Cap Advantage Fund (11/99;9/99)       2.98       10.79           2.98      --      --        12.31
              AIM V.I.
PCAP2           Capital Appreciation Fund (11/99;5/93)    -11.94        4.62         -11.94    14.11     --        15.99
PVAL2           Value Fund (11/99;5/93)                   -15.63       -7.82         -15.63    14.52     --        15.94
              FIDELITY VIP
PBAL2           III Balanced Portfolio (Service Class)     -5.48       -3.76          -5.48     8.22     --         8.94
                (11/99;1/95)
PGRI2           III Growth & Income Portfolio (Service     -4.80       -2.69          -4.80      --      --        13.32
                Class) (11/99;12/96)
PMDC2           III Mid Cap Portfolio (Service Class)      32.18       47.55          32.18      --      --        41.27
                (11/99;12/98)
PGRO2           Growth Portfolio (Service Class)          -12.09       -1.51         -12.09    17.85   18.61       15.00
                (11/99;10/86)
              FRANKLIN TEMPLETON VIP TRUST
PSMC2           Franklin Small Cap Fund - Class 2         -15.75        9.08         -15.75    19.97     --        19.74
                (11/99;11/95)c
PVAS2           Franklin Value Securities Fund - Class     23.59       24.98          23.59      --      --        -1.74
                2 (11/99;5/98)c
PMSS2           Mutual Shares Securities Fund - Class 2    11.96       13.79          11.96      --      --        10.15
                (11/99;11/96)c
PINT2           Templeton International Securities Fund    -3.50        4.39          -3.50    11.79     --        11.74
                - Class 2 (11/99;5/92)d
              MFS(R)
PGIS2           Investors Trust Series - Initial Class     -1.30        3.00          -1.30    14.68     --        15.33
                (previously MFS(R)Growth with Income
                Series);
                (11/99;10/95)
PNDS2           New Discovery Series - Initial Class       -3.12       19.67          -3.12      --      --        21.54
                (11/99;5/98)
PTRS2           Total Return Series - Initial Class        14.68       12.32          14.68    11.93     --        14.15
                (11/99;1/95)
PUTS2           Utilities Series - Initial Class            5.84       14.12           5.84    19.48     --        21.56
                (11/99;1/95)
              PUTNAM VARIABLE TRUST
PGIN2           Putnam VT Growth and Income Fund -          6.68        3.77           6.68    12.43   13.17       13.12
                Class IB Shares (11/99;2/88)e
PINC2           Putnam VT Income Fund - Class IB Shares     6.55        4.68           6.55     3.60    6.19        6.34
                (11/99;2/88) e
PIGR2           Putnam VT International Growth Fund -     -10.61        6.90         -10.61      --      --        17.39
                Class IB Shares (11/99;1/97)e
PVIS2           Putnam VT Vista Fund - Class IB Shares     -5.20       14.77          -5.20      --      --        19.79
                (11/99;1/97)e

a    Current  applicable  charges deducted from fund  performance  include a $30 contract administrative charge, a 1.00% mortality and expense risk fee, and a 0.15%  variable  account  administrative  charge.  Premium  taxes are not reflected in these total returns.
b    (Commencement date of the subaccount; Commencement date of the fund).
c    Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
     short-term performance;  current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999,  standardized Class 2 fund performance for prior  periods  represents  historical  results of Class 1 shares.  For periods  beginning  Jan.  6, 1999 Class 2's results  reflect an  additional
     12b-1 fee expense, which also affects future performance.
d    Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
     short-term  performance;  current results may differ.  Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton
     International  Fund.  In  addition,  for periods  beginning on May 1, 1997,
     Class 2 fund  performance  reflects an  additional  12b-1 fee expense which also affects future performance.
e    Performance  information  for Class IB shares for periods prior to April 6,
     1998 for Putnam VT Growth and Income  Fund and for  periods  prior to April
     30,  1998 for Putnam VT High Yield  Fund,  Putnam VT  International  Growth
     Fund, Putnam VT International  New  Opportunities  Fund and Putnam VT Vista
     Fund are  based on the  performance  of the  fund's  Class IA  shares  (not offered as an  investment  option),  adjusted  to reflect  the fees paid by
     Class IB shares including a Rule 12b-1 fee of 0.15%. Please note that as of
     May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.


Cumulative Total Return

Cumulative total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return using the following formula:

                                     ERV - P
                                     -------
                                        P

where:        P = a hypothetical initial payment of $1,000
            ERV = Ending  Redeemable  Value of a  hypothetical  $1,000 payment made at the beginning of the period at the end of the period (or fractional portion thereof).


Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, all total return figures reflect the deduction of all other applicable charges (except premium taxes) including the contract administrative charge, the variable account administrative charge, the mortality and expense risk fee, the Benefit Protector(SM) Death Benefit Rider fee and the Benefit Protector(SM) Plus Death Benefit Rider fee.


Calculation of Yield for a Subaccount Investing in a Money Market Fund

Annualized Simple Yield:

For a subaccount investing in a money market fund, we base quotations of simple yield on:

         (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
         (b) less a pro rata share of the subaccount expenses accrued over the period;
         (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
         (d)  raising the base period return to the power of  365/7.

The subaccount's value includes:
o  any declared dividends,
o  the value of any shares purchased with dividends paid during the period, and
o  any dividends declared for such shares.

It does not include:
o  the  effect  of  any  applicable  withdrawal  charge,  or
o  any  realized  or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) to the power of 365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 2000


Subaccount               Investing In:                                             Simple Yield            Compound Yield
----------               -------------                                             ------------            --------------
PCMG1                    AXP(R)Variable Portfolio - Cash Management Fund                4.70%                    4.81%
PCMG2                    AXP(R)Variable Portfolio - Cash Management Fund                4.58                     4.69


Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                   YIELD = 2[(( a-b + 1) to the power of 6) - 1]
                               ---
                               cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
           d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 2000

Subaccount    Investing in:                                             Yield
----------    -------------                                             -----
PBND1         AXP(R)Variable Portfolio - Bond Fund                       6.95%
PBND2         AXP(R)Variable Portfolio - Bond Fund                       6.85
PEXI1         AXP(R)Variable Portfolio - Extra Income Fund               10.30
PEXI2         AXP(R)Variable Portfolio - Extra Income Fund               10.34

The yield on the variable account's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o  the annuity unit value on the valuation date; by
o  the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o  the net investment factor; and
o  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o  dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.


The One-Year Fixed Account


We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:


o take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time your choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency                  Rating

      A.M. Best                 A+ (Superior)


        Fitch                        AA+


       Moody's                 Aa2 (Excellent)

A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.


Fitch's  rating  reflects  our  consistently  excellent   profitability  record,
leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.


Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. American Enterprise Life has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in American Enterprise Life's General Account and reflects American Enterprise Life's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with American Enterprise Life's variable products.


[To be updated amendment.]


PRINCIPAL UNDERWRITER

The principal underwriter for the contracts is American Express Financial Advisors Inc. (AEFA) which offers them on a continuous basis.

Withdrawal charges received by AEFA for the last two years aggregated total $662,606 and $979,554 respectively.

Commissions paid by American Enterprise Life for the last two years aggregated total $32,468,381 and $5,924,368 respectively.

The contract is new as of 1999 and therefore, we do not have three years of history for withdrawal charges received or commissions paid.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

American Enterprise Variable Annuity Account - American Express Pinnacle Variable Annuity(SM)

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Pinnacle Variable Annuity(SM) (comprised of subaccounts PBCA1, PBCA2, PBND1, PBND2, PCMG1, PCMG2, PDEI1, PDEI2, PEXI1, PEXI2, PMGD1, PMGD2,
PNDM1,  PNDM2,  PSCA1,  PSCA2,  PCAP1, PCAP2, PVAL1, PVAL2, PBAL1, PBAL2, PGRI1,
PGRI2,  PMDC1,  PMDC2,  PGRO1,  PGRO2, PSMC1, PSMC2, PVAS1, PVAS2, PMSS1, PMSS2,
PINT1, PINT2, PGIS1, PGIS2, PNDS1, PNDS2, PTRS1, PTRS2, PUTS1, PUTS2, PGIN1, PGIN2, PINC1, PINC2, PIGR1, PIGR2, PVIS1 and PVIS2) as of December 31, 2000, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Pinnacle Variable Annuity(SM) at December 31, 2000, and the individual and combined results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



/s/Ernst & Young LLP
   Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2001


American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000
                                                                       Segregated Asset Subaccounts
Assets                            PBCA1            PBCA2             PBND1            PBND2             PCMG1             PCMG2
Investments in shares
of mutual funds
and portfolios:
     at cost                   $ 212,026          $ 18,782         $ 83,959             $ 274            $ 367             $ 271
                               ---------          --------         --------             -----            -----             -----
     at market value           $ 191,284          $ 16,426         $ 85,144             $ 268            $ 365             $ 270
Dividends receivable                  --                --              490                 2                2                 1
Accounts receivable from
American Enterprise Life
for contract
purchase payments                  1,120                --               --                --               --                --
Receivable from mutual
funds and portfolios
for share redemptions                 --                --               --                --               --                --
                               ---------          --------         --------             -----            -----             -----
Total assets                     192,404            16,426           85,634               270              367               271
                                 =======            ======           ======               ===              ===               ===

Liabilities
Payable to
American Enterprise
Life for:
     Mortality and
     expense risk fee                164                13               75                --               --                --
     Issue and adminstrative
     expense charge                   22                 2               10                --               --                --
     Contract terminations            --                --               --                --               --                --
Payable to mutual
funds and portfolios
for investments
purchased                             --                --               --                --               --                --
                               ---------          --------         --------             -----            -----             -----
Total liabilities                    186                15               85                --               --                --
                               ---------          --------         --------             -----            -----             -----
Net assets applicable
to contracts in
accumulation period              192,218            16,411           85,549               270              367               271
Net assets applicable
to contracts in
payment period                        --                --               --                --               --                --
                                 =======            ======           ======               ===              ===               ===
Total net assets               $ 192,218          $ 16,411         $ 85,549             $ 270            $ 367             $ 271
                                 =======            ======           ======               ===              ===               ===
Accumulation units
outstanding                      200,191            17,072           81,583               257              350               259
                                 =======            ======           ======               ===              ===               ===
Net asset value per
accumulation unit                 $ 0.96            $ 0.96           $ 1.05            $ 1.05           $ 1.05            $ 1.05
                                  ======            ======           ======            ======           ======            ======

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000
                                                                       Segregated Asset Subaccounts
Assets                             PDEI1            PDEI2             PEXI1            PEXI2             PMGD1             PMGD2
Investments in shares
of mutual funds and portfolios:
     at cost                    $ 235,608             $ 260        $ 283,458             $ 283          $ 5,942           $ 1,321
                                ---------             -----        ---------             -----          -------           -------
     at market value            $ 244,060             $ 260        $ 255,081             $ 236          $ 5,536           $ 1,308
Dividends receivable                   --                --            2,143                 2               --                --
Accounts receivable from
American Enterprise Life
for contract
purchase payments                      --                --               --                --               --                --
Receivable from mutual
funds and portfolios
for share redemptions                  --                --               --                --               --                --
                                ---------             -----        ---------             -----          -------           -------
Total assets                      244,060               260          257,224               238            5,536             1,308
                                  =======               ===          =======               ===            =====             =====

Liabilities
Payable to
American Enterprise
Life for:
     Mortality and
     expense risk fee                 176                --              221                --                5                --
     Issue and adminstrative
     expense charge                    24                --               30                --                1                --
     Contract terminations             --                --               --                --               --                --
Payable to mutual
funds and portfolios
for investments
purchased                              --                --               --                --               --                --
                                ---------             -----        ---------             -----          -------           -------
Total liabilities                     200                --              251                --                6                --
                                ---------             -----        ---------             -----          -------           -------
Net assets applicable
to contracts in
accumulation period               243,860               260          256,973               238            5,530             1,308
Net assets applicable
to contracts in
payment period                         --                --               --                --               --                --
                                   ======            ======           ======            ======           ======            ======
Total net assets                $ 243,860             $ 260        $ 256,973             $ 238          $ 5,530           $ 1,308
                                =========             =====        =========             =====          =======           =======
Accumulation units
outstanding                       244,084               260          278,460               258            5,329             1,259
                                  =======               ===          =======               ===            =====             =====
Net asset value per
accumulation unit                  $ 1.00            $ 1.00           $ 0.92            $ 0.92           $ 1.04            $ 1.04
                                   ======            ======           ======            ======           ======            ======

See accompanying notes to financial statements.




American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000
                                                                       Segregated Asset Subaccounts
Assets                             PNDM1            PNDM2             PSCA1            PSCA2             PCAP1             PCAP2
Investments in shares
of mutual funds
and portfolios:
     at cost                  $ 2,411,885          $ 10,978        $ 101,338             $ 265      $ 1,457,808          $ 37,180
                              -----------          --------        ---------             -----      -----------          --------
     at market value          $ 2,070,776           $ 9,730         $ 97,042             $ 290      $ 1,226,210          $ 31,795
Dividends receivable                   --                --               --                --               --                --
Accounts receivable from
American Enterprise Life
for contract
purchase payments                     545                --               --                --            2,857                --
Receivable from mutual
funds and portfolios
for share redemptions                  --                --               --                --            1,066                38
                              -----------          --------        ---------             -----      -----------          --------
Total assets                    2,071,321             9,730           97,042               290        1,230,133            31,833
                                =========             =====           ======               ===        =========            ======

Liabilities
Payable to
American Enterprise
Life for:
     Mortality and
     expense risk fee               1,643                 8               78                --              938                33
     Issue and adminstrative
     expense charge                   224                 1               11                --              128                 5
     Contract terminations             --                --               --                --               --                --
Payable to mutual
funds and portfolios
for investments
purchased                              --                --               --                --            1,550                --
                              -----------          --------        ---------             -----      -----------          --------
Total liabilities                   1,867                 9               89                --            2,616                38
                              -----------          --------        ---------             -----      -----------          --------
Net assets applicable
to contracts in
accumulation period             2,002,615             9,721           96,953               290        1,227,517            31,795
Net assets applicable
to contracts in
payment period                     66,839                --               --                --               --                --
                                =========             =====           ======               ===        =========            ======
Total net assets              $ 2,069,454           $ 9,721         $ 96,953             $ 290      $ 1,227,517          $ 31,795
                              ===========           =======         ========             =====      ===========          ========
Accumulation units
outstanding                     1,936,840             9,391           84,733               253        1,103,466            28,576
                                =========             =====           ======               ===        =========            ======
Net asset value per
accumulation unit                  $ 1.03            $ 1.04           $ 1.14            $ 1.15           $ 1.11            $ 1.11
                                   ======            ======           ======            ======           ======            ======

See accompanying notes to financial statements.


American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000
                                                                       Segregated Asset Subaccounts
Assets                               PVAL1             PVAL2            PBAL1             PBAL2            PGRI1             PGRI2
Investments in shares
of mutual funds and portfolios:
     at cost                   $ 5,117,533             $ 276         $ 66,911             $ 203         $ 85,601           $ 2,705
                               -----------             -----         --------             -----         --------           -------
     at market value           $ 4,432,748             $ 241         $ 63,581             $ 187         $ 83,031           $ 2,646
Dividends receivable                    --                --               --                --               --                --
Accounts receivable from
American Enterprise Life
for contract
purchase payments                       --               822               --                --               --                --
Receivable from mutual
funds and portfolios
for share redemptions               80,278                --               63                --               82                13
                               -----------             -----         --------             -----         --------           -------
Total assets                     4,513,026             1,063           63,644               187           83,113             2,659
                                 =========             =====           ======               ===           ======             =====

Liabilities
Payable to
American Enterprise
Life for:
     Mortality and
     expense risk fee                3,673                --               55                --               72                11
     Issue and adminstrative
     expense charge                    501                --                8                --               10                 2
     Contract terminations          27,350                --               --                --               --                --
Payable to mutual
funds and portfolios
for investments
purchased                               --               822               --                --               --                --
                               -----------             -----         --------             -----         --------           -------
Total liabilities                   31,524               822               63                --               82                13
                               -----------             -----         --------             -----         --------           -------
Net assets applicable
to contracts in
accumulation period              4,481,502               241           63,581               187           83,031             2,646
Net assets applicable
to contracts in
payment period                          --                --               --                --               --                --
                                 =========             =====           ======               ===           ======             =====
Total net assets               $ 4,481,502             $ 241         $ 63,581             $ 187         $ 83,031           $ 2,646
                               ===========             =====         ========             =====         ========           =======
Accumulation units
outstanding                      4,768,669               257           66,212               195           85,110             2,710
                                 =========               ===           ======               ===           ======             =====
Net asset value per
accumulation unit                   $ 0.94            $ 0.94           $ 0.96            $ 0.96           $ 0.98            $ 0.98
                                    ======            ======           ======            ======           ======            ======

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000
                                                         Segregated Asset Subaccounts
Assets                           PMDC1            PMDC2             PGRO1            PGRO2             PSMC1             PSMC2
Investments in shares
of mutual funds
and portfolios:
     at cost                  $ 320,695          $ 17,656        $ 421,653         $ 145,858      $ 1,213,455          $ 28,468
                              ---------          --------        ---------         ---------      -----------          --------
     at market value          $ 333,487          $ 18,396        $ 372,281         $ 131,240      $ 1,039,764          $ 23,956
Dividends receivable              1,048                64               --                --               --                --
Accounts receivable from
American Enterprise Life
for contract
purchase payments                31,922                --               --                --           19,192             1,262
Receivable from mutual
funds and portfolios
for share redemptions               266                17              366               128              938                22
                                    ---                --              ---               ---              ---                --
Total assets                    366,723            18,477          372,647           131,368        1,059,894            25,240
                                =======            ======          =======           =======        =========            ======

Liabilities
Payable to
American Enterprise
Life for:
     Mortality and
     expense risk fee               234                15              322               111              825                19
     Issue and adminstrative
     expense charge                  32                 2               44                17              113                 3
     Contract terminations           --                --               --                --               --                --
Payable to mutual
funds and portfolios
for investments
purchased                        31,048                64               --                --           11,722                --
                              ---------          --------        ---------         ---------      -----------          --------
Total liabilities                31,314                81              366               128           12,660                22
                              ---------          --------        ---------         ---------      -----------          --------
Net assets applicable
to contracts in
accumulation period             335,409            18,396          372,281           131,240        1,031,817            25,218
Net assets applicable
to contracts in
payment period                       --                --               --                --           15,417                --
                                 ======            ======           ======            ======           ======            ======
Total net assets              $ 335,409          $ 18,396        $ 372,281         $ 131,240      $ 1,047,234          $ 25,218
                              =========          ========        =========         =========      ===========          ========
Accumulation units
outstanding                     205,505            11,257          364,993           128,505          854,767            20,864
                                =======            ======          =======           =======          =======            ======
Net asset value per
accumulation unit                $ 1.63            $ 1.63           $ 1.02            $ 1.02           $ 1.21            $ 1.21
                                 ======            ======           ======            ======           ======            ======

See accompanying notes to financial statements.




American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000
                                                       Segregated Asset Subaccounts
Assets                         PVAS1            PVAS2             PMSS1            PMSS2             PINT1             PINT2
Investments in shares
of mutual funds
and portfolios:
     at cost                    $ 256             $ 255            $ 363           $ 5,195         $ 17,918          $ 13,218
                                -----             -----            -----           -------         --------          --------
     at market value            $ 332             $ 332            $ 402           $ 5,754         $ 17,797          $ 13,569
Dividends receivable               --                --               --                --               --                --
Accounts receivable from
American Enterprise Life
for contract
purchase payments                  --                --               --                --               --                --
Receivable from mutual
funds and portfolios
for share redemptions              --                --               --                 5               17                12
                                -----             -----            -----           -------         --------          --------
Total assets                      332               332              402             5,759           17,814            13,581
                                  ===               ===              ===             =====           ======            ======

Liabilities
Payable to
American Enterprise
Life for:
     Mortality and
     expense risk fee              --                --               --                 4               15                10
     Issue and adminstrative
     expense charge                --                --               --                 1                2                 2
     Contract terminations         --                --               --                --               --                --
Payable to mutual
funds and portfolios
for investments
purchased                          --                --               --                --               --                --
                                -----             -----            -----           -------         --------          --------
Total liabilities                  --                --               --                 5               17                12
                                -----             -----            -----           -------         --------          --------
Net assets applicable
to contracts in
accumulation period               332               332              402             5,754           17,797            13,569
Net assets applicable
to contracts in
payment period                     --                --               --                --               --                --
                                  ===               ===              ===             =====           ======            ======
Total net assets                $ 332             $ 332            $ 402           $ 5,754         $ 17,797          $ 13,569
                                =====             =====            =====           =======         ========          ========
Accumulation units
outstanding                       258               258              347             4,978           16,372            12,464
                                  ===               ===              ===             =====           ======            ======
Net asset value per
accumulation unit              $ 1.29            $ 1.29           $ 1.16            $ 1.16           $ 1.09            $ 1.09
                               ======            ======           ======            ======           ======            ======

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000
                                                                       Segregated Asset Subaccounts
Assets                           PGIS1            PGIS2             PNDS1            PNDS2             PTRS1             PTRS2
Investments in shares
of mutual funds
and portfolios:
     at cost                  $ 301,528           $ 8,384         $ 27,918          $ 19,245         $ 27,412           $ 6,701
                              ---------           -------         --------          --------         --------           -------
     at market value          $ 295,752           $ 8,301         $ 25,858          $ 19,363         $ 28,307           $ 7,398
Dividends receivable                 --                --               --                --               --                --
Accounts receivable from
American Enterprise Life
for contract
purchase payments                 9,712                --               --                --              855                --
Receivable from mutual
funds and portfolios
for share redemptions               272                 7               24                18               27                 7
                                    ---                 -               --                --               --                 -

Total assets                    305,736             8,308           25,882            19,381           29,189             7,405
                                =======             =====           ======            ======           ======             =====

Liabilities
Payable to
American Enterprise
Life for:
     Mortality and
     expense risk fee               239                 6               21                16               24                 6
     Issue and adminstrative
     expense charge                  33                 1                3                 2                3                 1
     Contract terminations           --                --               --                --               --                --
Payable to mutual
funds and portfolios
for investments
purchased                            --                --               --                --              855                --
                              ---------           -------         --------          --------         --------           -------
Total liabilities                   272                 7               24                18              882                 7
                              ---------           -------         --------          --------         --------           -------
Net assets applicable
to contracts in
accumulation period             305,464             8,301           25,858            19,363           28,307             7,398
Net assets applicable
to contracts in
payment period                       --                --               --                --               --                --
                                =======             =====           ======            ======           ======             =====
Total net assets              $ 305,464           $ 8,301         $ 25,858          $ 19,363         $ 28,307           $ 7,398
                                =======             =====           ======            ======           ======             =====
Accumulation units
outstanding                     294,918             8,002           18,709            13,994           24,729             6,455
                                =======             =====           ======            ======           ======             =====
Net asset value per
accumulation unit                $ 1.04            $ 1.04           $ 1.38            $ 1.38           $ 1.14            $ 1.15
                                 ======            ======           ======            ======           ======            ======

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Net Assets
December 31, 2000
                                                                       Segregated Asset Subaccounts
                                                                                                                   Combined
Assets                                         PIGR1            PIGR2             PVIS1            PVIS2       Variable Account
Investments in shares
of mutual funds
and portfolios:
     at cost                              $ 3,009,780          $ 34,511      $ 2,565,678          $ 25,525     $ 19,890,820
                                          -----------          --------      -----------          --------     ------------
     at market value                      $ 2,858,524          $ 33,213      $ 2,202,561          $ 22,073     $ 17,846,396
Dividends receivable                               --                --               --                --            3,752
Accounts receivable from
American Enterprise Life
for contract
purchase payments                              17,601             1,262           35,586             1,262          134,872
Receivable from mutual
funds and portfolios
for share redemptions                           2,703                30            2,149                20           89,936
                                                -----                --            -----                --           ------
Total assets                                2,878,828            34,505        2,240,296            23,355       18,074,956
                                            =========            ======        =========            ======       ==========

Liabilities
Payable to
American Enterprise
Life for:
     Mortality and
     expense risk fee                           2,379                26            1,891                17           14,547
     Issue and adminstrative
     expense charge                               325                 4              258                 3            1,994
     Contract terminations                         --                --               --                --           27,350
Payable to mutual
funds and portfolios
for investments
purchased                                       6,284                --            8,272                --           60,617
                                                -----                --            -----                --           ------
Total liabilities                               8,988                30           10,421                20          104,508
                                                -----                --            -----                --           ------
Net assets applicable
to contracts in
accumulation period                         2,850,260            34,475        2,214,504            23,335       17,853,241
Net assets applicable
to contracts in
payment period                                 19,580                --           15,371                --          117,207
                                            =========            ======        =========            ======       ==========
Total net assets                          $ 2,869,840          $ 34,475      $ 2,229,875          $ 23,335     $ 17,970,448
                                          ===========          ========      ===========          ========     ============
Accumulation units
outstanding                                 2,473,705            30,004        1,798,081            18,926
                                            =========            ======        =========            ======
Net asset value per
accumulation unit                              $ 1.15            $ 1.15           $ 1.23            $ 1.23
                                               ======            ======           ======            ======

See accompanying notes to financial statements.




American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Operations
Year ended December 31, 2000
                                                           Segregated Asset Subaccounts
Investment income                  PBCA1            PBCA2             PBND1            PBND2             PCMG1             PCMG2
Dividend income from
mutual funds and
portfolios                          $ 568              $ 56          $ 1,056              $ 18             $ 18              $ 15
                                    -----              ----          -------              ----             ----              ----
Expenses:
     Mortality and
     expense risk fee                 815                70              190                 4                4                 4
     Administrative charge            113                10               25                --               --                --
                                    -----              ----          -------              ----             ----              ----
Total expenses                        928                80              215                 4                4                 4
                                    -----              ----          -------              ----             ----              ----
Investment income
(loss) - net                         (360)              (24)             841                14               14                11
                                     ====               ===              ===                ==               ==                ==

Realized and unrealized
gain (loss) on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
     Proceeds from sales           42,568             2,056            6,159                 5                5                 5
     Cost of investments sold      45,634             2,267            6,099                 5                5                 5
                                   ------             -----            -----                 -                -                 -
Net realized gain
(loss) on investments              (3,066)             (211)              60                --               --                --
Net change in
unrealized appreciation
or depreciation
of investments                    (20,764)           (2,375)           1,187                (4)              (2)               (1)
                                  -------            ------            -----                --               --                --
Net gain (loss)
on investments                    (23,830)           (2,586)           1,247                (4)              (2)               (1)
                                  -------            ------            -----                --               --                --
Net increase (decrease)
in net assets resulting
from operations                 $ (24,190)         $ (2,610)         $ 2,088              $ 10             $ 12              $ 10
                                =========          ========          =======              ====             ====              ====

See accompanying notes to financial statements.




American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Operations
Year ended December 31, 2000
                                                         Segregated Asset Subaccounts
Investment income                PDEI1            PDEI2             PEXI1            PEXI2             PMGD1             PMGD2
Dividend income from
mutual funds and
portfolios                        $ 328               $ 3         $ 11,351              $ 27            $ 388              $ 23
                                  -----               ---         --------              ----            -----              ----
Expenses:
     Mortality and
     expense risk fee               343                 4            1,169                 4               12                 4
     Administrative charge           46                --              160                --                1                --
                                  -----               ---         --------              ----            -----              ----
Total expenses                      389                 4            1,329                 4               13                 4
                                  -----               ---         --------              ----            -----              ----
Investment income
(loss) - net                        (61)               (1)          10,022                23              375                19
                                    ===                ==           ======                ==              ===                ==

Realized and unrealized
gain (loss) on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
     Proceeds from sales            856                 5            1,670                 5               23                 5
     Cost of investments sold       807                 5            1,753                 5               23                 5
                                  -----               ---         --------              ----            -----              ----
Net realized gain
(loss) on investments                49                --              (83)               --               --                --
Net change in
unrealized appreciation
or depreciation
of investments                    8,446                (5)         (28,381)              (51)            (412)              (17)
                                  -----                --          -------               ---             ----               ---
Net gain (loss)
on investments                    8,495                (5)         (28,464)              (51)            (412)              (17)
                                  -----                --          -------               ---             ----               ---
Net increase (decrease)
in net assets resulting
from operations                 $ 8,434              $ (6)       $ (18,442)            $ (28)           $ (37)              $ 2
                                =======              ====        =========             =====            =====               ===

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Operations
Year ended December 31, 2000
                                                           Segregated Asset Subaccounts
Investment income                  PNDM1            PNDM2             PSCA1            PSCA2             PCAP1             PCAP2
Dividend income from
mutual funds and
portfolios                      $ 123,667             $ 717          $ 2,571               $ 9         $ 29,163           $ 1,177
                                ---------             -----          -------               ---         --------           -------
Expenses:
     Mortality and
     expense risk fee               6,020                17              422                 4            3,878               121
     Administrative charge            821                 2               61                --              529                18
                                ---------             -----          -------               ---         --------           -------
Total expenses                      6,841                19              483                 4            4,407               139
                                ---------             -----          -------               ---         --------           -------
Investment income
(loss) - net                      116,826               698            2,088                 5           24,756             1,038
                                  =======               ===            =====                 =           ======             =====

Realized and unrealized
gain (loss) on
investments - net
Realized gain (loss) on
sales of investments
in mutual funds and portfolios:
     Proceeds from sales          152,440                12              989                 5           90,032            13,330
     Cost of investments sold     159,697                13            1,032                 4           90,030            15,105
                                ---------             -----          -------               ---         --------           -------
Net realized gain
(loss) on investments              (7,257)               (1)             (43)                1                2            (1,775)
Net change in
unrealized appreciation
or depreciation
of investments                   (341,143)           (1,278)          (4,317)                3         (231,649)           (5,431)
                                 --------            ------           ------                 -         --------            ------
Net gain (loss)
on investments                   (348,400)           (1,279)          (4,360)                4         (231,647)           (7,206)
                                 --------            ------           ------                 -         --------            ------
Net increase (decrease)
in net assets resulting
from operations                $ (231,574)           $ (581)        $ (2,272)              $ 9       $ (206,891)         $ (6,168)
                               ==========            ======         ========               ===       ==========          ========

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Operations
Year ended December 31, 2000
                                                           Segregated Asset Subaccounts
Investment income                  PVAL1            PVAL2             PBAL1            PBAL2             PGRI1             PGRI2
Dividend income from
mutual funds and
portfolios                      $ 189,972              $ 11             $ 11              $ 11             $ 17              $ 17
                                ---------              ----             ----              ----             ----              ----
Expenses:
     Mortality and
     expense risk fee              15,016                 3              191                 3              207                20
     Administrative charge          2,049                --               26                --               28                 3
                                ---------              ----             ----              ----             ----              ----
Total expenses                     17,065                 3              217                 3              235                23
                                ---------              ----             ----              ----             ----              ----
Investment income
(loss) - net                      172,907                 8             (206)                8             (218)               (6)
                                  =======                 =             ====                 =             ====                ==

Realized and unrealized
gain (loss) on
investments - net
Realized gain (loss)
on sales of investments
in mutual funds and portfolios:
     Proceeds from sales          200,786                 4              216                 4            1,449            12,468
     Cost of investments sold     183,319                 4              226                 4            1,510            12,652
                                ---------              ----             ----              ----             ----              ----
Net realized gain
(loss) on investments              17,467                --              (10)               --              (61)             (184)
Net change in
unrealized appreciation
or depreciation
of investments                   (684,808)              (53)          (3,334)              (19)          (2,575)              (63)
                                 --------               ---           ------               ---           ------               ---
Net gain (loss)
on investments                   (667,341)              (53)          (3,344)              (19)          (2,636)             (247)
                                 --------               ---           ------               ---           ------              ----
Net increase (decrease)
in net assets resulting
from operations                $ (494,434)            $ (45)        $ (3,550)            $ (11)        $ (2,854)           $ (253)
                               ==========             =====         ========             =====         ========            ======

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Operations
Year ended December 31, 2000
                                                         Segregated Asset Subaccounts
Investment income                PMDC1            PMDC2             PGRO1            PGRO2             PSMC1             PSMC2
Dividend income from
mutual funds and
portfolios                      $ 1,049              $ 64             $ 24              $ 24            $ 363              $ 25
                                -------              ----             ----              ----            -----              ----
Expenses:
     Mortality and
     expense risk fee               765                68            1,424               501            3,270                78
     Administrative charge          104                10              194                75              446                11
                                    ---                --              ---                --              ---                --
Total expenses                      869                78            1,618               576            3,716                89
                                    ---                --            -----               ---            -----                --
Investment income
(loss) - net                        180               (14)          (1,594)             (552)          (3,353)              (64)
                                    ===               ===           ======              ====           ======               ===

Realized and unrealized
gain (loss) on
investments - net
Realized gain (loss)
on sales of investments
in mutual funds and portfolios:
     Proceeds from sales            633             1,734            2,883            14,424           33,635             1,532
     Cost of investments sold       623             1,742            3,195            15,687           34,702             1,717
                                    ---             -----            -----            ------           ------             -----
Net realized gain
(loss) on investments                10                (8)            (312)           (1,263)          (1,067)             (185)
Net change in
unrealized appreciation
or depreciation
of investments                   12,755               706          (49,400)          (14,642)        (173,780)           (4,595)
                                 ------               ---          -------           -------         --------            ------
Net gain (loss)
on investments                   12,765               698          (49,712)          (15,905)        (174,847)           (4,780)
                                 ------               ---          -------           -------         --------            ------
Net increase (decrease)
in net assets resulting
from operations                $ 12,945             $ 684        $ (51,306)        $ (16,457)      $ (178,200)         $ (4,844)
                               ========             =====        =========         =========       ==========          ========

See accompanying notes to financial statements.




American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Operations
Year ended December 31, 2000
                                                       Segregated Asset Subaccounts
Investment income              PVAS1            PVAS2             PMSS1            PMSS2             PINT1             PINT2
Dividend income from
mutual funds and
portfolios                        $ 1               $ 1             $ 14              $ 14             $ 38              $ 38
                                  ---               ---             ----              ----             ----              ----
Expenses:
     Mortality and
     expense risk fee               4                 3                3                35               56                50
     Administrative charge         --                --               --                 5                7                 7
                                  ---               ---             ----              ----             ----              ----
Total expenses                      4                 3                3                40               63                57
                                    -                 -                -                --               --                --
Investment income
(loss) - net                       (3)               (2)              11               (26)             (25)              (19)
                                   ==                ==               ==               ===              ===               ===

Realized and unrealized
gain (loss) on
investments - net
Realized gain (loss) on
sales of investments
in mutual funds and portfolios:
     Proceeds from sales            5                 5                5                41               54                95
     Cost of investments sold       4                 4                5                39               56                96
                                    -                 -                -                --               --                --
Net realized gain
(loss) on investments               1                 1               --                 2               (2)               (1)
Net change in
unrealized appreciation
or depreciation
of investments                     65                65               30               549             (147)              328
                                   --                --               --               ---             ----               ---
Net gain (loss)
on investments                     66                66               30               551             (149)              327
                                   --                --               --               ---             ----               ---
Net increase (decrease)
in net assets resulting
from operations                  $ 63              $ 64             $ 41             $ 525           $ (174)            $ 308
                                 ====              ====             ====             =====           ======             =====

See accompanying notes to financial statements.




American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Operations
Year ended December 31, 2000
                                                         Segregated Asset Subaccounts
Investment income                PGIS1            PGIS2             PNDS1            PNDS2             PTRS1             PTRS2
Dividend income from
mutual funds and
portfolios                         $ 15               $ 3              $ 6               $ 6             $ 13              $ 61
                                   ----               ---              ---               ---             ----              ----
Expenses:
     Mortality and
     expense risk fee             1,007                49              101                57               52                35
     Administrative charge          137                 7               14                 8                7                 5
                                    ---                 -               --                 -                -                 -
Total expenses                    1,144                56              115                65               59                40
                                  -----                --              ---                --               --                --
Investment income
(loss) - net                     (1,129)              (53)            (109)              (59)             (46)               21
                                 ======               ===             ====               ===              ===                ==

Realized and unrealized
gain (loss) on
investments - net
Realized gain (loss) on
sales of investments
in mutual funds and portfolios:
     Proceeds from sales         29,087                58            2,125                67           10,396                42
     Cost of investments sold    28,784                57            2,415                65           10,449                40
                                 ------                --            -----                --           ------                --
Net realized gain
(loss) on investments               303                 1             (290)                2              (53)                2
Net change in
unrealized appreciation
or depreciation
of investments                   (5,790)              (96)          (2,134)               52              896               698
                                 ------               ---           ------                --              ---               ---
Net gain (loss)
on investments                   (5,487)              (95)          (2,424)               54              843               700
                                 ------               ---           ------                --              ---               ---
Net increase (decrease)
in net assets resulting
from operations                $ (6,616)           $ (148)        $ (2,533)             $ (5)           $ 797             $ 721
                               ========            ======         ========              ====            =====             =====

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Operations
Year ended December 31, 2000
                                                      Segregated Asset Subaccounts
Investment income             PUTS1            PUTS2             PGIN1            PGIN2             PINC1             PINC2
Dividend income from
mutual funds and
portfolios                      $ 96              $ 26             $ 27              $ 27             $ 17              $ 17
                                ----              ----             ----              ----             ----              ----
Expenses:
     Mortality and
     expense risk fee          3,607                29              502               200               12                99
     Administrative charge       492                 4               68                30                1                15
                                 ---                 -               --                --                -                --
Total expenses                 4,099                33              570               230               13               114
                               -----                --              ---               ---               --               ---
Investment income
(loss) - net                  (4,003)               (7)            (543)             (203)               4               (97)
                              ======                ==             ====              ====                =               ===

Realized and unrealized
gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
    Proceeds from sales      199,049            12,702              620               232               14               116
    Cost of investments sold 200,008            12,440              605               223               14               110
                             -------            ------              ---               ---               --               ---
Net realized gain
(loss) on investments           (959)              262               15                 9               --                 6
Net change in
unrealized appreciation
or depreciation
of investments                12,332               203            7,152             4,141              109             1,328
                              ------               ---            -----             -----              ---             -----
Net gain (loss)
on investments                11,373               465            7,167             4,150              109             1,334
                              ------               ---            -----             -----              ---             -----
Net increase (decrease)
in net assets resulting
from operations              $ 7,370             $ 458          $ 6,624           $ 3,947            $ 113           $ 1,237
                             =======             =====          =======           =======            =====           =======

See accompanying notes to financial statements.




American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Operations
Year ended December 31, 2000
                                                                       Segregated Asset Subaccounts
                                                                                                                   Combined
Investment income                              PIGR1            PIGR2             PVIS1            PVIS2       Variable Account
Dividend income from
mutual funds and
portfolios                                      $ 115              $ 33             $ 12               $ 4        $ 363,327
                                                -----              ----             ----               ---        ---------
Expenses:
     Mortality and
     expense risk fee                          10,022               155            7,488                77           58,274
     Administrative charge                      1,367                23            1,022                11            7,962
                                                -----                --            -----                --            -----
Total expenses                                 11,389               178            8,510                88           66,236
                                               ------               ---            -----                --           ------
Investment income
(loss) - net                                  (11,274)             (145)          (8,498)              (84)         297,091
                                              =======              ====           ======               ===          =======

Realized and unrealized
gain (loss) on investments - net
Realized gain (loss) on
sales of investments in
mutual funds and portfolios:
     Proceeds from sales                       26,054             1,594          130,203                77          992,579
     Cost of investments sold                  28,527             1,715          138,798                83        1,002,412
                                               ------             -----          -------                --        ---------
Net realized gain
(loss) on investments                          (2,473)             (121)          (8,595)               (6)          (9,833)
Net change in
unrealized appreciation
or depreciation
of investments                               (151,320)           (1,354)        (363,162)           (3,491)      (2,045,548)
                                             --------            ------         --------            ------       ----------
Net gain (loss)
on investments                               (153,793)           (1,475)        (371,757)           (3,497)      (2,055,381)
                                             --------            ------         --------            ------       ----------
Net increase (decrease)
in net assets resulting
from operations                            $ (165,067)         $ (1,620)      $ (380,255)         $ (3,581)    $ (1,758,290)
                                           ==========          ========       ==========          ========     ============

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Year ended December 31, 2000
                                                        Segregated Asset Subaccounts
Operations                      PBCA1            PBCA2             PBND1            PBND2             PCMG1             PCMG2
Investment income
(loss) - net                    $ (360)            $ (24)           $ 841              $ 14             $ 14              $ 11
Net realized gain
(loss) on investments           (3,066)             (211)              60                --               --                --
Net change in
unrealized appreciation
or depreciation
of investments                 (20,764)           (2,375)           1,187                (4)              (2)               (1)
                               -------            ------            -----                --               --                --
Net increase (decrease)
in net assets resulting
from operations                (24,190)           (2,610)           2,088                10               12                10
                               =======            ======            =====                ==               ==                ==

Contract transactions
Contract purchase payments     197,571            20,730           89,791                --               94                --
Net transfers(1)                26,097                --           (5,425)               --               --                --
Annuity payments                    --                --               --                --               --                --
Contract terminations:
     Surrender benefits and
     contract charges           (7,542)           (1,991)          (1,166)               (1)              (1)               (1)
     Death benefits                 --                --               --                --               --                --
                               -------            ------            -----                --               --                --
Increase (decrease)
from contract transactions     216,126            18,739           83,200                (1)              93                (1)
                               -------            ------           ------                --               --                --
Net assets at
beginning of year                  282               282              261               261              262               262
                                   ---               ---              ---               ---              ---               ---
Net assets at
end of year                  $ 192,218          $ 16,411         $ 85,549             $ 270            $ 367             $ 271
                             =========          ========         ========             =====            =====             =====

Accumulation unit activity
Units outstanding
at beginning of year               259               259              258               258              260               260
Contract purchase payments     210,897            18,813           87,715                --               91                --
Net transfers(1)                25,700                --           (5,265)               --               --                --
Contract terminations:
     Surrender benefits and
     contract charges          (36,665)           (2,000)          (1,125)               (1)              (1)               (1)
     Death benefits                 --                --               --                --               --                --
                               -------            ------            -----                --               --                --
Units outstanding
at end of year                 200,191            17,072           81,583               257              350               259
                               =======            ======           ======               ===              ===               ===

(1)Includes transfer activity from (to) other subacounts and transfers from (to)
   American Enterprise Life's fixed account. See accompanying notes to financial statements.


American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Year ended December 31, 2000
                                                         Segregated Asset Subaccounts
Operations                       PDEI1            PDEI2             PEXI1            PEXI2             PMGD1             PMGD2
Investment income (loss) - net    $ (61)             $ (1)        $ 10,022              $ 23            $ 375              $ 19
Net realized gain
(loss) on investments                49                --              (83)               --               --                --
Net change in
unrealized appreciation
or depreciation
of investments                    8,446                (5)         (28,381)              (51)            (412)              (17)
                                  -----                --          -------               ---             ----               ---
Net increase (decrease)
in net assets resulting
from operations                   8,434                (6)         (18,442)              (28)             (37)                2
                                  =====                ==          =======               ===              ===                 =

Contract transactions
Contract purchase payments       14,575                --          252,469                --            5,289             1,028
Net transfers(1)                220,913                --           22,973                --               --                --
Annuity payments                     --                --               --                --               --                --
Contract terminations:
     Surrender benefits and
     contract charges              (329)               (1)            (294)               (1)              (1)               (1)
     Death benefits                  --                --               --                --               --                --
                                  -----                --          -------               ---             ----               ---
Increase (decrease)
from contract transactions      235,159                (1)         275,148                (1)           5,288             1,027
                                -------                --          -------                --            -----             -----
Net assets at
beginning of year                   267               267              267               267              279               279
                                    ---               ---              ---               ---              ---               ---
Net assets at
end of year                   $ 243,860             $ 260        $ 256,973             $ 238          $ 5,530           $ 1,308
                              =========             =====        =========             =====          =======           =======

Accumulation unit activity
Units outstanding
at beginning of year                262               262              259               259              259               259
Contract purchase payments       14,864                --          254,701                --            5,071             1,001
Net transfers(1)                229,295                --           23,793                --               --                --
Contract terminations:
     Surrender benefits and
     contract charges              (337)               (2)            (293)               (1)              (1)               (1)
     Death benefits                  --                --               --                --               --                --
                                  -----                --          -------               ---             ----               ---
Units outstanding
at end of year                  244,084               260          278,460               258            5,329             1,259
                                =======               ===          =======               ===            =====             =====

(1)Includes transfer activity from (to) other subacounts and transfers from (to)
   American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Year ended December 31, 2000
                                                            Segregated Asset Subaccounts
Operations                          PNDM1            PNDM2             PSCA1            PSCA2             PCAP1             PCAP2
Investment income (loss) - net   $ 116,826             $ 698          $ 2,088               $ 5         $ 24,756           $ 1,038
Net realized gain
(loss) on investments               (7,257)               (1)             (43)                1                2            (1,775)
Net change in
unrealized appreciation
or depreciation
of investments                    (341,143)           (1,278)          (4,317)                3         (231,649)           (5,431)
                                  --------            ------           ------                 -         --------            ------
Net increase (decrease)
in net assets resulting
from operations                   (231,574)             (581)          (2,272)                9         (206,891)           (6,168)
                                  ========              ====           ======                 =         ========            ======

Contract transactions
Contract purchase payments       1,244,404            10,007           93,659                --          854,308            30,313
Net transfers(1)                 1,073,929                --            5,579                --          587,436             8,766
Annuity payments                   (10,499)               --               --                --               --                --
Contract terminations:
     Surrender benefits and
     contract charges               (7,102)               (1)            (295)               (1)          (7,653)           (1,433)
     Death benefits                     --                --               --                --               --                --
                                  --------            ------           ------               ---         --------            ------
Increase (decrease)
from contract transactions       2,300,732            10,006           98,943                (1)       1,434,091            37,646
                                 ---------            ------           ------                --        ---------            ------
Net assets at
beginning of year                      296               296              282               282              317               317
                                       ---               ---              ---               ---              ---               ---
Net assets at
end of year                    $ 2,069,454           $ 9,721         $ 96,953             $ 290      $ 1,227,517          $ 31,795
                               ===========           =======         ========             =====      ===========          ========

Accumulation unit activity
Units outstanding
at beginning of year                   257               257              254               254              251               251
Contract purchase payments       1,081,501             9,135           79,512                --          672,993            22,478
Net transfers(1)                   967,900                --            5,253                --          464,694             7,038
Contract terminations:
     Surrender benefits and
     contract charges             (112,818)               (1)            (286)               (1)         (34,472)           (1,191)
     Death benefits                     --                --               --                --               --                --
                                  --------            ------           ------               ---         --------            ------
Units outstanding
at end of year                   1,936,840             9,391           84,733               253        1,103,466            28,576
                                 =========             =====           ======               ===        =========            ======

(1)Includes transfer activity from (to) other subacounts and transfers from (to)
   American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Year ended December 31, 2000
                                                           Segregated Asset Subaccounts
Operations                         PVAL1            PVAL2             PBAL1            PBAL2             PGRI1             PGRI2
Investment income (loss) - net  $ 172,907               $ 8           $ (206)              $ 8           $ (218)             $ (6)
Net realized gain
(loss) on investments              17,467                --              (10)               --              (61)             (184)
Net change in
unrealized appreciation
or depreciation
of investments                   (684,808)              (53)          (3,334)              (19)          (2,575)              (63)
                                 --------               ---           ------               ---           ------               ---
Net increase (decrease)
in net assets resulting
from operations                  (494,434)              (45)          (3,550)              (11)          (2,854)             (253)
                                 ========               ===           ======               ===           ======              ====

Contract transactions
Contract purchase payments      3,442,592                --           56,413                --           86,500                --
Net transfers(1)                1,564,163                --           10,520                --               10             2,700
Annuity payments                  (10,265)               --               --                --               --                --
Contract terminations:
     Surrender benefits and
     contract charges             (20,841)               (1)              (1)               (1)            (825)               (1)
     Death benefits                    --                --               --                --               --                --
                                 --------               ---           ------               ---           ------               ---
Increase (decrease)
from contract transactions      4,975,649                (1)          66,932                (1)          85,685             2,699
                                ---------                --           ------                --           ------             -----
Net assets at
beginning of year                     287               287              199               199              200               200
                                      ---               ---              ---               ---              ---               ---
Net assets at
end of year                   $ 4,481,502             $ 241         $ 63,581             $ 187         $ 83,031           $ 2,646
                              ===========             =====         ========             =====         ========           =======

Accumulation unit activity
Units outstanding
at beginning of year                  258               258              196               196              195               195
Contract purchase payments      3,232,384                --           55,386                --           85,775                --
Net transfers(1)                1,664,900                --           10,631                --               --             2,516
Contract terminations:
     Surrender benefits and
     contract charges            (128,873)               (1)              (1)               (1)            (860)               (1)
     Death benefits                    --                --               --                --               --                --
                                 --------               ---           ------               ---           ------               ---
Units outstanding
at end of year                  4,768,669               257           66,212               195           85,110             2,710
                                =========               ===           ======               ===           ======             =====

(1)Includes transfer activity from (to) other subacounts and transfers from (to)
American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Year ended December 31, 2000
                                                          Segregated Asset Subaccounts
Operations                        PMDC1            PMDC2             PGRO1            PGRO2             PSMC1             PSMC2
Investment income (loss) - net     $ 180             $ (14)        $ (1,594)           $ (552)        $ (3,353)            $ (64)
Net realized gain
(loss) on investments                 10                (8)            (312)           (1,263)          (1,067)             (185)
Net change in
unrealized appreciation
or depreciation
of investments                    12,755               706          (49,400)          (14,642)        (173,780)           (4,595)
                                  ------               ---          -------           -------         --------            ------
Net increase (decrease)
in net assets resulting
from operations                   12,945               684          (51,306)          (16,457)        (178,200)           (4,844)
                                  ======               ===          =======           =======         ========            ======

Contract transactions
Contract purchase payments       267,655            19,151          398,569           123,801          894,888            23,504
Net transfers(1)                  55,194                --           26,077            25,638          340,814             7,668
Annuity payments                      --                --               --                --           (3,003)               --
Contract terminations:
     Surrender benefits and
     contract charges               (618)           (1,672)          (1,281)           (1,964)          (7,614)           (1,459)
     Death benefits                   --                --               --                --               --                --
                                  ------               ---          -------           -------         --------            ------
Increase (decrease)
from contract transactions       322,231            17,479          423,365           147,475        1,225,085            29,713
                                 -------            ------          -------           -------        ---------            ------
Net assets at
beginning of year                    233               233              222               222              349               349
                                     ---               ---              ---               ---              ---               ---
Net assets at
end of year                    $ 335,409          $ 18,396        $ 372,281         $ 131,240      $ 1,047,234          $ 25,218
                               =========          ========        =========         =========      ===========          ========

Accumulation unit activity
Units outstanding
at beginning of year                 188               188              191               191              243               243
Contract purchase payments       170,597            12,143          343,178           107,651          626,807            16,003
Net transfers(1)                  35,124                --           22,886            22,473          256,806             5,746
Contract terminations:
     Surrender benefits and
     contract charges               (404)           (1,074)          (1,262)           (1,810)         (29,089)           (1,128)
     Death benefits                   --                --               --                --               --                --
                                  ------               ---          -------           -------         --------            ------
Units outstanding
at end of year                   205,505            11,257          364,993           128,505          854,767            20,864
                                 =======            ======          =======           =======          =======            ======

(1)Includes transfer activity from (to) other subacounts and transfers from (to)
   American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Year ended December 31, 2000
                                                         Segregated Asset Subaccounts
Operations                       PVAS1            PVAS2             PMSS1            PMSS2             PINT1             PINT2
Investment income (loss) - net     $ (3)             $ (2)            $ 11             $ (26)           $ (25)            $ (19)
Net realized gain
(loss) on investments                 1                 1               --                 2               (2)               (1)
Net change in
unrealized appreciation
or depreciation
of investments                       65                65               30               549             (147)              328
                                     --                --               --               ---             ----               ---
Net increase (decrease)
in net assets resulting
from operations                      63                64               41               525             (174)              308
                                     ==                ==               ==               ===             ====               ===

Contract transactions
Contract purchase payments           --                --               93             4,961           13,882            13,014
Net transfers(1)                     --                --               --                --            3,804               (38)
Annuity payments                     --                --               --                --               --                --
Contract terminations:
     Surrender benefits and
     contract charges                (1)               (2)              (1)               (1)              (1)               (1)
     Death benefits                  --                --               --                --               --                --
                                     --                --               --               ---             ----               ---
Increase (decrease)
from contract transactions           (1)               (2)              92             4,960           17,685            12,975
                                     --                --               --             -----           ------            ------
Net assets at
beginning of year                   270               270              269               269              286               286
                                    ---               ---              ---               ---              ---               ---
Net assets at
end of year                       $ 332             $ 332            $ 402           $ 5,754         $ 17,797          $ 13,569
                                  =====             =====            =====           =======         ========          ========

Accumulation unit activity
Units outstanding
at beginning of year                259               259              260               260              254               254
Contract purchase payments           --                --               88             4,719           12,562            12,211
Net transfers(1)                     --                --               --                --            3,557                --
Contract terminations:
     Surrender benefits and
     contract charges                (1)               (1)              (1)               (1)              (1)               (1)
     Death benefits                  --                --               --                --               --                --
                                     --                --               --               ---             ----               ---
Units outstanding
at end of year                      258               258              347             4,978           16,372            12,464
                                    ===               ===              ===             =====           ======            ======

(1)Includes transfer activity from (to) other subacounts and transfers from (to)
   American Enterprise Life's fixed account.

See accompanying notes to financial statements.


American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Year ended December 31, 2000
                                                          Segregated Asset Subaccounts
Operations                        PGIS1            PGIS2             PNDS1            PNDS2             PTRS1             PTRS2
Investment income (loss) - net  $ (1,129)            $ (53)          $ (109)            $ (59)           $ (46)             $ 21
Net realized gain
(loss) on investments                303                 1             (290)                2              (53)                2
Net change in
unrealized appreciation
or depreciation
of investments                    (5,790)              (96)          (2,134)               52              896               698
                                  ------               ---           ------                --              ---               ---
Net increase (decrease)
in net assets resulting
from operations                   (6,616)             (148)          (2,533)               (5)             797               721
                                  ======              ====           ======                ==              ===               ===

Contract transactions
Contract purchase payments       152,831             8,176           24,919            19,030           26,318               301
Net transfers(1)                 159,276                --            3,134                --            2,446             6,118
Annuity payments                      --                --               --                --               --                --
Contract terminations:
     Surrender benefits and
     contract charges               (301)               (1)              (1)               (1)          (1,513)               (1)
     Death benefits                   --                --               --                --               --                --
                                  ------               ---           ------                --              ---               ---
Increase (decrease)
from contract transactions       311,806             8,175           28,052            19,029           27,251             6,418
                                  ------               ---           ------                --              ---               ---
Net assets at
beginning of year                    274               274              339               339              259               259
                                     ---               ---              ---               ---              ---               ---
Net assets at
end of year                    $ 305,464           $ 8,301         $ 25,858          $ 19,363         $ 28,307           $ 7,398
                               =========           =======         ========          ========         ========           =======

Accumulation unit activity
Units outstanding
at beginning of year                 261               261              238               238              259               259
Contract purchase payments       141,747             7,742           16,335            13,757           23,649               294
Net transfers(1)                 153,221                --            2,137                --            2,189             5,903
Contract terminations:
     Surrender benefits and
     contract charges               (311)               (1)              (1)               (1)          (1,368)               (1)
     Death benefits                   --                --               --                --               --                --
                                  ------               ---           ------                --              ---               ---
Units outstanding
at end of year                   294,918             8,002           18,709            13,994           24,729             6,455
                                 =======             =====           ======            ======           ======             =====

(1)Includes transfer activity from (to) other subacounts and transfers from (to)
   American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Year ended December 31, 2000
                                                            Segregated Asset Subaccounts
Operations                          PUTS1            PUTS2             PGIN1            PGIN2             PINC1             PINC2
Investment income (loss) - net    $ (4,003)             $ (7)          $ (543)           $ (203)             $ 4             $ (97)
Net realized gain
(loss) on investments                 (959)              262               15                 9               --                 6
Net change in
unrealized appreciation
or depreciation
of investments                      12,332               203            7,152             4,141              109             1,328
                                    ------               ---            -----             -----              ---             -----
Net increase (decrease)
in net assets resulting
from operations                      7,370               458            6,624             3,947              113             1,237
                                     =====               ===            =====             =====              ===             =====

Contract transactions
Contract purchase payments         674,267             7,424          123,688            49,296            3,750            14,984
Net transfers(1)                   667,167             2,556           20,152             7,805            1,250                --
Annuity payments                        --                --               --                --               --                --
Contract terminations:
     Surrender benefits and
     contract charges               (3,753)               (1)             (51)               (1)              (1)               (1)
     Death benefits                 (9,789)               --               --                --               --                --
                                   -------             -----          -------            ------            -----            ------
Increase (decrease)
from contract transactions       1,327,892             9,979          143,789            57,100            4,999            14,983
                                 ---------             -----          -------            ------            -----            ------
Net assets at
beginning of year                      291               291              254               254              257               257
                                       ---               ---              ---               ---              ---               ---
Net assets at
end of year                    $ 1,335,553          $ 10,728        $ 150,667          $ 61,301          $ 5,369          $ 16,477
                               ===========          ========        =========          ========          =======          ========

Accumulation unit activity
Units outstanding
at beginning of year                   255               255              262               262              258               258
Contract purchase payments         588,246             6,522          125,139            51,099            3,636            15,298
Net transfers(1)                   558,054             2,122           20,694             7,994            1,178                --
Contract terminations:
     Surrender benefits and
     contract charges              (28,755)               (1)             (52)               (1)              (1)               (1)
     Death benefits                 (8,732)               --               --                --               --                --
                                   -------             -----          -------            ------            -----            ------
Units outstanding
at end of year                   1,109,068             8,898          146,043            59,354            5,071            15,555
                                 =========             =====          =======            ======            =====            ======

(1)Includes transfer activity from (to) other subacounts and transfers from (to)
   American Enterprise Life's fixed account.

See accompanying notes to financial statements.




American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Year ended December 31, 2000
                                                                       Segregated Asset Subaccounts
                                                                                                                   Combined
Operations                                     PIGR1            PIGR2             PVIS1            PVIS2       Variable Account
Investment income (loss) - net              $ (11,274)           $ (145)        $ (8,498)            $ (84)       $ 297,091
Net realized gain
(loss) on investments                          (2,473)             (121)          (8,595)               (6)          (9,833)
Net change in
unrealized appreciation
or depreciation
of investments                               (151,320)           (1,354)        (363,162)           (3,491)      (2,045,548)
                                             --------            ------         --------            ------       ----------
Net increase (decrease)
in net assets resulting
from operations                              (165,067)           (1,620)        (380,255)           (3,581)      (1,758,290)
                                             ========            ======         ========            ======       ==========

Contract transactions
Contract purchase payments                  2,218,356            35,928        1,959,558            12,839       13,490,926
Net transfers(1)                              836,381             1,286          668,814            13,749        6,366,952
Annuity payments                               (2,881)               --           (3,067)               --          (29,715)
Contract terminations:
     Surrender benefits and
     contract charges                         (12,027)           (1,443)         (11,176)               (1)         (94,372)
     Death benefits                            (5,246)               --           (4,328)               --          (19,363)
                                               ------              ----           ------              ----          -------
Increase (decrease)
from contract transactions                  3,034,583            35,771        2,609,801            26,587       19,714,428
                                            ---------            ------        ---------            ------       ----------
Net assets at
beginning of year                                 324               324              329               329           14,310
                                                  ---               ---              ---               ---           ------
Net assets at
end of year                               $ 2,869,840          $ 34,475      $ 2,229,875          $ 23,335     $ 17,970,448
                                          ===========          ========      ===========          ========     ============

Accumulation unit activity
Units outstanding
at beginning of year                              252               252              253               253
Contract purchase payments                  1,804,874            29,939        1,354,481             8,764
Net transfers(1)                              713,250             1,098          491,556             9,910
Contract terminations:
     Surrender benefits and
     contract charges                         (39,803)           (1,285)         (44,344)               (1)
     Death benefits                            (4,868)               --           (3,865)               --
                                               ------              ----           ------              ----
Units outstanding
at end of year                              2,473,705            30,004        1,798,081            18,926
                                            =========            ======        =========            ======

(1)Includes transfer activity from (to) other subacounts and transfers from (to)
   American Enterprise Life's fixed account.

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 1999
                                                         Segregated Asset Subaccounts
Operations                     PBCA1(1)         PBCA2(2)          PBND1(1)         PBND2(2)          PCMG1(1)          PCMG2(2)
Investment income (loss) - net     $ (1)             $ (1)             $ 2               $ 2              $ 1               $ 1
Net change in
unrealized appreciation
or depreciation
of investments                       22                19               (2)               (2)              --                --
                                     --                --               --                --              ---               ---
Net increase (decrease)
in net assets resulting
from operations                      21                18               --                --                1                 1
                                     ==                ==               ==                ==                =                 =

Contract transactions
Contract purchase payments          261               264              261               261              261               261
                                    ---               ---              ---               ---              ---               ---
Net assets at
beginning of year                    --                --               --                --               --                --
                                     --                --               --                --              ---               ---
Net assets at
end of year                       $ 282             $ 282            $ 261             $ 261            $ 262             $ 262
                                  =====             =====            =====             =====            =====             =====

Accumulation unit activity
Units outstanding
at beginning of year                 --                --               --                --               --                --
Contract purchase payments          259               259              258               258              260               260
                                    ---               ---              ---               ---              ---               ---
Units outstanding
at end of year                      259               259              258               258              260               260
                                    ===               ===              ===               ===              ===               ===

(1)For the period Nov. 10, 1999 (commencement of operations) to Dec. 31, 1999.
(2)For the period Nov. 12, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.


American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 1999
                                                         Segregated Asset Subaccounts
Operations                     PDEI1(1)         PDEI2(2)          PEXI1(1)         PEXI2(2)          PMGD1(1)          PMGD2(2)
Investment income (loss) - net      $--               $--              $ 3               $ 3             $ 12              $ 12
Net change in
unrealized appreciation
or depreciation
of investments                        6                 5                4                 4                6                 4
                                      -                 -                -                 -                -                 -
Net increase (decrease)
in net assets resulting
from operations                       6                 5                7                 7               18                16
                                      =                 =                =                 =               ==                ==

Contract transactions
Contract purchase payments          261               262              260               260              261               263
                                    ---               ---              ---               ---              ---               ---
Net assets at
beginning of year                    --                --               --                --               --                --
                                    ---               ---              ---               ---              ---               ---
Net assets at
end of year                       $ 267             $ 267            $ 267             $ 267            $ 279             $ 279
                                  =====             =====            =====             =====            =====             =====

Accumulation unit activity
Units outstanding
at beginning of year                 --                --               --                --               --                --
Contract purchase payments          262               262              259               259              259               259
                                    ---               ---              ---               ---              ---               ---
Units outstanding
at end of year                      262               262              259               259              259               259
                                    ===               ===              ===               ===              ===               ===

(1)For the period Nov. 10, 1999 (commencement of operations) to Dec. 31, 1999.
(2)For the period Nov. 12, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 1999
                                                         Segregated Asset Subaccounts
Operations                     PNDM1(1)         PNDM2(2)          PSCA1(1)         PSCA2(2)          PCAP1(3)          PCAP2(4)
Investment income (loss) - net      $ 1               $ 1              $ 1               $ 1              $ 6               $ 6
Net change in
unrealized appreciation
or depreciation
of investments                       34                30               21                22               51                46
                                     --                --               --                --               --                --
Net increase (decrease)
in net assets resulting
from operations                      35                31               22                23               57                52
                                     ==                ==               ==                ==               ==                ==

Contract transactions
Contract purchase payments          261               265              260               259              260               265
                                    ---               ---              ---               ---              ---               ---
Net assets at
beginning of year                    --                --               --                --               --                --
                                    ---               ---              ---               ---              ---               ---
Net assets at
end of year                       $ 296             $ 296            $ 282             $ 282            $ 317             $ 317
                                  =====             =====            =====             =====            =====             =====

Accumulation unit activity
Units outstanding
at beginning of year                 --                --               --                --               --                --
Contract purchase payments          257               257              254               254              251               251
                                    ---               ---              ---               ---              ---               ---
Units outstanding
at end of year                      257               257              254               254              251               251
                                    ===               ===              ===               ===              ===               ===

(1)For the period Nov. 10, 1999 (commencement of operations) to Dec. 31, 1999.
(2)For the period Nov. 12, 1999 (commencement of operations) to Dec. 31, 1999.
(3)For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
(4)For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 1999
                                                         Segregated Asset Subaccounts
Operations                     PVAL1(1)         PVAL2(2)          PBAL1(1)         PBAL2(2)          PGRI1(1)          PGRI2(2)
Investment income (loss) - net      $ 4               $ 4              $--               $--              $--               $--
Net change in
unrealized appreciation
or depreciation
of investments                       23                18                4                 3                5                 4
                                     --                --                -                 -                -                 -
Net increase (decrease)
in net assets resulting
from operations                      27                22                4                 3                5                 4
                                     ==                ==                =                 =                =                 =

Contract transactions
Contract purchase payments          260               265              195               196              195               196
                                    ---               ---              ---               ---              ---               ---
Net assets at
beginning of year                    --                --               --                --               --                --
                                    ---               ---              ---               ---              ---               ---
Net assets at
end of year                       $ 287             $ 287            $ 199             $ 199            $ 200             $ 200
                                  =====             =====            =====             =====            =====             =====

Accumulation unit activity
Units outstanding
at beginning of year                 --                --               --                --               --                --
Contract purchase payments          258               258              196               196              195               195
                                    ---               ---              ---               ---              ---               ---
Units outstanding
at end of year                      258               258              196               196              195               195
                                    ===               ===              ===               ===              ===               ===

(1)For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
(2)For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 1999
                                                                       Segregated Asset Subaccounts
Operations                     PMDC1(1)          PMDC2(2)          PGRO1(1)          PGRO2(2)         PSMC1(1)          PSMC2(2)
Investment income (loss) - net      $ 1               $ 1             $ (1)             $ (1)             $--               $--
Net change in
unrealized appreciation
or depreciation
of investments                       37                34               28                24               89                83
                                     --                --               --                --               --                --
Net increase (decrease)
in net assets resulting
from operations                      38                35               27                23               89                83
                                     ==                ==               ==                ==               ==                ==

Contract transactions
Contract purchase payments          195               198              195               199              260               266
                                    ---               ---              ---               ---              ---               ---
Net assets at
beginning of year                    --                --               --                --               --                --
                                    ---               ---              ---               ---              ---               ---
Net assets at
end of year                       $ 233             $ 233            $ 222             $ 222            $ 349             $ 349
                                  =====             =====            =====             =====            =====             =====

Accumulation unit activity
Units outstanding
at beginning of year                 --                --               --                --               --                --
Contract purchase payments          188               188              191               191              243               243
                                    ---               ---              ---               ---              ---               ---
Units outstanding
at end of year                      188               188              191               191              243               243
                                    ===               ===              ===               ===              ===               ===

(1)For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
(2)For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 1999
                                                                       Segregated Asset Subaccounts
Operations                     PVAS1(1)         PVAS2(2)          PMSS1(1)         PMSS2(2)          PINT1(1)          PINT2(2)
Investment income (loss) - net     $ (1)             $ (1)             $--               $--              $--               $--
Net change in
unrealized appreciation
or depreciation
of investments                       11                12                9                10               26                23
                                     --                --                -                --               --                --
Net increase (decrease)
in net assets resulting
from operations                      10                11                9                10               26                23
                                     ==                ==                =                ==               ==                ==

Contract transactions
Contract purchase payments          260               259              260               259              260               263
                                    ---               ---              ---               ---              ---               ---
Net assets at
beginning of year                    --                --               --                --               --                --
                                    ---               ---              ---               ---              ---               ---
Net assets at
end of year                       $ 270             $ 270            $ 269             $ 269            $ 286             $ 286
                                  =====             =====            =====             =====            =====             =====

Accumulation unit activity
Units outstanding
at beginning of year                 --                --               --                --               --                --
Contract purchase payments          259               259              260               260              254               254
                                    ---               ---              ---               ---              ---               ---
Units outstanding
at end of year                      259               259              260               260              254               254
                                    ===               ===              ===               ===              ===               ===

(1)For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
(2)For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 1999
                                                                       Segregated Asset Subaccounts
Operations                     PGIS1(1)         PGIS2(2)          PNDS1(1)         PNDS2(2)          PTRS1(1)          PTRS2(2)
Investment income (loss) - net      $--               $--              $ 5               $ 5              $--               $--
Net change in
unrealized appreciation
or depreciation
of investments                       14                13               74                66               (1)               (1)
                                     --                --               --                --               --                --
Net increase (decrease)
in net assets resulting
from operations                      14                13               79                71               (1)               (1)
                                     ==                ==               ==                ==               ==                ==

Contract transactions
Contract purchase payments          260               261              260               268              260               260
                                    ---               ---              ---               ---              ---               ---
Net assets at
beginning of year                    --                --               --                --               --                --
                                    ---               ---              ---               ---              ---               ---
Net assets at
end of year                       $ 274             $ 274            $ 339             $ 339            $ 259             $ 259
                                  =====             =====            =====             =====            =====             =====

Accumulation unit activity
Units outstanding
at beginning of year                 --                --               --                --               --                --
Contract purchase payments          261               261              238               238              259               259
                                    ---               ---              ---               ---              ---               ---
Units outstanding
at end of year                      261               261              238               238              259               259
                                    ===               ===              ===               ===              ===               ===

(1)For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
(2)For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 1999
                                                                       Segregated Asset Subaccounts
Operations                     PUTS1(1)         PUTS2(2)          PGIN1(1)         PGIN2(2)          PINC1(1)          PINC2(2)
Investment income (loss) - net      $--               $--              $--               $--              $--               $--
Net change in
unrealized appreciation
or depreciation
of investments                       31                27               (6)               (5)              (3)               (2)
                                     --                --               --                --               --                --
Net increase (decrease)
in net assets resulting
from operations                      31                27               (6)               (5)              (3)               (2)
                                     ==                ==               ==                ==               ==                ==

Contract transactions
Contract purchase payments          260               264              260               259              260               259
                                    ---               ---              ---               ---              ---               ---
Net assets at
beginning of year                    --                --               --                --               --                --
Net assets at
end of year                       $ 291             $ 291            $ 254             $ 254            $ 257             $ 257
                                  =====             =====            =====             =====            =====             =====

Accumulation unit activity
Units outstanding
at beginning of year                 --                --               --                --               --                --
Contract purchase payments          255               255              262               262              258               258
                                    ---               ---              ---               ---              ---               ---
Units outstanding
at end of year                      255               255              262               262              258               258
                                    ===               ===              ===               ===              ===               ===

(1)For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
(2)For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.



American  Enterprise  Variable  Annuity Account - American Express Pinnacle
Variable Annuity(SM)

Statements of Changes in Net Assets
Period ended December 31, 1999
                                                                       Segregated Asset Subaccounts
                                                                                                       Combined
Operations                     PIGR1(1)         PIGR2(2)          PVIS1(1)         PVIS2(2)      Variable Account
Investment income (loss) - net      $--               $--             $ 24              $ 24            $ 114
Net change in
unrealized appreciation
or depreciation
of investments                       64                56               45                39            1,124
                                     --                --               --                --            -----
Net increase (decrease)
in net assets resulting
from operations                      64                56               69                63            1,238
                                     ==                ==               ==                ==            =====

Contract transactions
Contract purchase payments          260               268              260               266           13,072
                                    ---               ---              ---               ---           ------
Net assets at
beginning of year                    --                --               --                --               --
                                    ---               ---              ---               ---              ---               ---
Net assets at
end of year                       $ 324             $ 324            $ 329             $ 329         $ 14,310
                                  =====             =====            =====             =====         ========

Accumulation unit activity
Units outstanding
at beginning of year                 --                --               --                --
Contract purchase payments          252               252              253               253
                                    ---               ---              ---               ---
Units outstanding
at end of year                      252               252              253               253
                                    ===               ===              ===               ===

(1)For the period Nov. 9, 1999 (commencement of operations) to Dec. 31, 1999.
(2)For the period Nov. 11, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.

American Enterprise Variable Annuity Account - American Express Pinnacle Variable Annuity(SM)

Notes to Financial Statements

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.



-------------------- ----------------------------------- -----------------------
Subaccount           Invests exclusively in shares of    Investment Manager
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
PBCA1                AXP(R) Variable Portfolio - Blue    IDS Life Insurance
PBCA2                Chip Advantage Fund                 Company (1)
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
PBND1                AXP(R) Variable Portfolio - Bond    IDS Life Insurance
PBND2                Fund                                Company (1)
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
PCMG1                AXP(R) Variable Portfolio - Cash    IDS Life Insurance
PCMG2                Management Fund                     Company (1)
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
PDEI1                AXP(R) Variable Portfolio -         IDS Life Insurance
PDEI2                Diversified Equity Income Fund      Company (1)
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
PEXI1                AXP(R) Variable Portfolio - Extra   IDS Life Insurance
PEXI2                Income Fund                         Company (1)
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
PMGD1                AXP(R) Variable Portfolio - Managed IDS Life Insurance
PMGD2                Fund                                Company (1)
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
PNDM1                AXP(R) Variable Portfolio - New     IDS Life Insurance
PNDM2                Dimensions Fund(R)                  Company (1)
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
PSCA1                AXP(R) Variable Portfolio - Small   IDS Life Insurance
PSCA2                Cap Advantage Fund                  Company (2)
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
PCAP1                AIM V.I. Capital Appreciation Fund  A I M Advisors, Inc.
PCAP2
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
PVAL1                AIM V.I. Value Fund                 A I M Advisors, Inc.
PVAL2
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
PBAL1                Fidelity VIP III Balanced           Fidelity Management &
PBAL2                Portfolio (Service Class)           Research Company
                                                         (FMR)(3)
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
PGRI1                Fidelity VIP III Growth & Income    Fidelity Management &
PGRI2                Portfolio (Service Class)           Research Company
                                                         (FMR)(4)
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
PMDC1                Fidelity VIP III Mid Cap            Fidelity Management &
PMDC2                Portfolio (Service Class)           Research Company
                                                         (FMR)(4)
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
PGRO1                Fidelity VIP Growth Portfolio       Fidelity Management &
PGRO2                (Service Class)                     Research Company
                                                         (FMR)(5)
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
PSMC1                FTVIPT Franklin Small Cap Fund -    Franklin Advisers,
PSMC2                Class 2                             Inc.

-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
PVAS1                FTVIPT Franklin Value Securities    Franklin Advisory
PVAS2                Fund - Class 2                      Services, LLC
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
PMSS1                FTVIPT Mutual Shares Securities     Franklin Mutual
PMSS2                Fund - Class 2                      Advisers, LLC
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
PINT1                FTVIPT Templeton International      Templeton Investment
PINT2                Securities Fund - Class 2           Counsel, LLC
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
PGIS1                MFS(R) Investors Trust Series -     MFS Investment
PGIS2                Initial Class                       Management(R)
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
PNDS1                MFS(R) New Discovery Series -       MFS Investment
PNDS2                Initial Class                       Management(R)
-------------------- ----------------------------------- -----------------------

-------------------- ----------------------------------- -----------------------
Subaccount           Invests exclusively in shares of    Investment Manager
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
PTRS1                MFS(R) Total Return Series -        MFS Investment
PTRS2                Initial Class                       Management(R)
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
PUTS1                MFS(R) Utilities Series - Initial   MFS Investment
PUTS2                Class                               Management(R)
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
PGIN1                Putnam VT Growth and Income Fund    Putnam Investment
PGIN2                - Class IB Shares                   Management, LLC
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
PINC1                Putnam VT Income Fund - Class IB    Putnam Investment
PINC2                Shares                              Management, LLC
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
PIGR1                Putnam VT International Growth      Putnam Investment
PIGR2                Fund - Class IB Shares              Management, LLC
-------------------- ----------------------------------- -----------------------
-------------------- ----------------------------------- -----------------------
PVIS1                Putnam VT Vista Fund - Class IB     Putnam Investment
PVIS2                Shares                              Management, LLC
-------------------- ----------------------------------- -----------------------

(1) American Express Financial Corporation (AEFC) is the investment adviser.
(2) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-investment adviser.
(3) FMR U.K., FMR Far East and Fidelity Investments Money Market Management Inc.
    (FIMM) are the  sub-investment  advisers.
(4) FMR U.K. and FMR Far East are the sub-investment advisers.
(5) FMR U.K. and FMR Far East and FIMM are the sub-investment advisers.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to American Enterprise Life is computed daily and is equal, on an annual basis, to either 1.00% or 1.10% of the average daily net assets of the subaccounts, depending on the death benefit option that applies to the contract.

4. ADMINISTRATIVE CHARGE

American Enterprise Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

5. CONTRACT ADMINISTRATIVE CHARGE

American Enterprise Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full withdrawal.

6. WITHDRAWAL CHARGE

American Enterprise Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity. The withdrawal charge is deducted for withdrawals up to the first seven payment years following a purchase payment. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $662,606 in 2000 and $479,554 in 1999. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life. This charge is waived if the withdrawal meets certain provisions as stated in the contract.

7. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2000 were as follows:

------------------- ----------------------------- --------------- --------------
Subaccount          Investment                            Shares            NAV
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PBCA1               AXP(R) Variable Portfolio -           19,353          $9.88
PBCA2               Blue Chip Advantage Fund               1,662           9.88
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PBND1               AXP(R) Variable Portfolio -            8,213          10.37
PBND2               Bond Fund                                 26          10.37
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PCMG1               AXP(R) Variable Portfolio -              365           1.00
PCMG2               Cash Management Fund                     271           1.00
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PDEI1               AXP(R) Variable Portfolio -           24,389          10.01
PDEI2               Diversified Equity Income                 26          10.01
                    Fund
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PEXI1               AXP(R) Variable Portfolio -           36,480           6.99
PEXI2               Extra Income Fund                         34           6.99
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PMGD1               AXP(R) Variable Portfolio -              313          17.68
PMGD2               Managed Fund                              74          17.68
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PNDM1               AXP(R) Variable Portfolio -          107,776          19.21
PNDM2               New Dimensions Fund(R)                   506          19.21
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PSCA1               AXP(R) Variable Portfolio -            8,663          11.20
PSCA2               Small Cap Advantage Fund                  26          11.20
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PCAP1               AIM V.I. Capital                      39,760          30.84
PCAP2               Appreciation Fund                      1,031          30.84
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PVAL1               AIM V.I. Value Fund                  162,312          27.31
PVAL2                                                          9          27.31
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PBAL1               Fidelity VIP III Balanced              4,418          14.39
PBAL2               Portfolio (Service Class)                 13          14.39
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PGRI1               Fidelity VIP III Growth &              5,466          15.19
PGRI2               Income Portfolio (Service                174          15.19
                    Class)
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PMDC1               Fidelity VIP III Mid Cap              16,493          20.22
PMDC2               Portfolio (Service Class)                910          20.22
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PGRO1               Fidelity VIP Growth                    8,558          43.50
PGRO2               Portfolio - (Service Class)            3,017          43.50
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PSMC1               FTVIPT Franklin Small Cap             49,185          21.14
PSMC2               Fund - Class 2                         1,133          21.14
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PVAS1               FTVIPT Franklin Value                     34           9.82
PVAS2               Securities Fund - Class 2                 34           9.82
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PMSS1               FTVIPT Mutual Shares                      28          14.22
PMSS2               Securities Fund - Class 2                405          14.22
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PINT1               FTVIPT Templeton                         953          18.67
PINT2               International Securities                 727          18.67
                    Fund - Class 2
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PGIS1               MFS(R) Investors Trust Series         14,077          21.01
PGIS2               - Initial Class                          395          21.01
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PNDS1               MFS(R) New Discovery Series -          1,557          16.61
PNDS2               Initial Class                          1,166          16.61
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PTRS1               MFS(R) Total Return Series -           1,445          19.59
PTRS2               Initial Class                            378          19.59
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PUTS1               MFS(R) Utilities Series -             56,273          23.57
PUTS2               Initial Class                            455          23.57
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PGIN1               Putnam VT Growth and Income            5,849          25.76
PGIN2               Fund - Class IB Shares                 2,314          25.76
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PINC1               Putnam VT Income Fund -                  427          12.58
PINC2               Class IB Shares                        1,310          12.58
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PIGR1               Putnam VT International              161,773          17.67
PIGR2               Growth Fund - Class IB                 1,880          17.67
                    Shares
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PVIS1               Putnam VT Vista Fund -               112,376          19.60
PVIS2               Class IB Shares                        1,126          19.60
------------------- ----------------------------- --------------- --------------

8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, were as follows:

                                                  Year ended Dec. 31,

------------------- ----------------------------- --------------- --------------
Subaccount          Investment                              2000           1999
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PBCA1(1)            AXP(R) Variable Portfolio -        $ 257,400          $ 260
PBCA2(2)            Blue Chip Advantage Fund              20,786            263
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PBND1(1)            AXP(R) Variable Portfolio -           89,797            261
PBND2(2)            Bond Fund                                 18            261
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PCMG1(1)            AXP(R) Variable Portfolio -              111            261
PCMG2(2)            Cash Management Fund                      15            261
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PDEI1(1)            AXP(R) Variable Portfolio -          236,154            261
PDEI2(2)            Diversified Equity Income                  3            262
                    Fund
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PEXI1(1)            AXP(R) Variable Portfolio -          284,950            261
PEXI2(2)            Extra Income Fund                         27            261
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PMGD1(1)            AXP(R) Variable Portfolio -            5,692            273
PMGD2(2)            Managed Fund                           1,051            275
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PNDM1(1)            AXP(R) Variable Portfolio -        2,571,320            262
PNDM2(2)            New Dimensions Fund(R)                10,725            266
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PSCA1(1)            AXP(R) Variable Portfolio -          102,109            261
PSCA2(2)            Small Cap Advantage Fund                   9            260
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PCAP1(1)            AIM V.I. Capital                   1,547,572            266
PCAP2(2)            Appreciation Fund                     52,014            271
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PVAL1(1)            AIM V.I. Value Fund                5,300,588            264
PVAL2(2)                                                      11            270
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PBAL1(1)            Fidelity VIP III Balanced             66,942            196
PBAL2(2)            Portfolio (Service Class)                 11            196
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PGRI1(1)            Fidelity VIP III Growth &             86,916            196
PGRI2(2)            Income Portfolio (Service             15,161            196
                    Class)
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PMDC1(1)            Fidelity VIP III Mid Cap             321,122            196
PMCD2(2)            Portfolio (Service Class)             19,199            199
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PGRO1(1)            Fidelity VIP Growth                  424,654            195
PGRO2(2)            Portfolio (Service Class)            161,347            198
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PSMC1(1)            FTVIPT Franklin Small Cap          1,247,897            260
PSMC2(2)            Fund - Class 2                        29,919            266
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PVAS1(1)            FTVIPT Franklin Value                      1            260
PVAS2(2)            Securities Fund - Class 2                  1            258
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PMSS1(1)            FTVIPT Mutual Shares                     108            260
PMSS2(2)            Securities Fund - Class 2              4,975            259
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PINT1(1)            FTVIPT Templeton                      17,714            260
PINT2(2)            International Securities              13,051            263
                    Fund - Class 2
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PGIS1(1)            MFS(R) Investors Trust Series        330,052            260
PGIS2(2)            - Initial Class                        8,180            261
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PNDS1(1)            MFS(R) New Discovery Series -         30,068            265
PNDS2(2)            Initial Class                         19,037            274
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PTRS1(1)            MFS(R) Total Return Series -          37,601            260
PTRS2(2)            Initial Class                          6,481            260
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PUTS1(1)            MFS(R) Utilities Series -          1,513,746            260
PUTS2(2)            Initial Class                         22,674            264
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PGIN1(1)            Putnam VT Growth and Income          143,866            260
PGIN2(2)            Fund - Class IB Shares                55,447            259
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PINC1(1)            Putnam VT Income Fund -                5,017            260
PINC2(2)            Class IB Shares                       15,002            259
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PIGR1(1)            Putnam VT International            3,038,047            260
PIGR2(2)            Growth Fund - Class IB                35,958            269
                    Shares
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
PVIS1(1)            Putnam VT Vista Fund -             2,704,192            284
PVIS2(2)            Class IB Shares                       25,318            290
------------------- ----------------------------- --------------- --------------
------------------- ----------------------------- --------------- --------------
                    Combined Variable Account        $20,880,056        $13,183
------------------- ----------------------------- --------------- --------------

(1) Operations commenced on Nov. 9, 1999.
(2) Operations commenced on Nov. 11, 1999.

PART C.
------

Item 24.      Financial Statements and Exhibits


     Financial Statements included in Part A of this Registration Statement:

     American Enterprise Life Insurance Company

     Report of Independent Auditors dated Feb. 8, 2001.
     Balance sheets as of Dec. 31, 2000 and 1999.
     Statements of Income for the years ended Dec. 31, 2000, 1999, and 1998. Statements of Stockholder's Equity for the three years ended Dec. 31, 2000. Statements of Cash Flows for the years ended Dec. 31, 2000, 1999, and 1998. Notes to Financial Statements.

     Financial  Statements  included  in Part B of this  Registration
     Statement:

     American Enterprise Variable Annuity Account

     Report of Independent Auditors dated March 23, 2001.
     Statements of Net Assets for the year ended Dec. 31, 2000.
     Statements of Operations for the period ended Dec. 31, 2000.
     Statements of Changes in Net Assets for the period ended Dec. 31, 2000. Notes to Financial Statements.

(b)      Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life establishing 236 additional subaccounts within the separate account, dated Sept. 8, 1999 filed electronically as Exhibit 1.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life establishing 141 additional subaccounts within the separate account, dated April 25, 2000 filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about April 28, 2000, is incorporated by reference.

2.       Not applicable.

3. Form of Selling Agreement for American Enterprise Life Insurance Company Variable Annuities filed electronically as Exhibit 3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

4.1      Form of Deferred Annuity Contract (form 44170) filed  electronically as
         Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

4.2      Form of Roth IRA  Endorsement  (form  43094)  filed  electronically  as
         Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 33-74865, filed on or about August 4, 1999, is incorporated by reference.

4.3      Form of  SEP-IRA  Endorsement  (form  43412)  filed  electronically  as
         Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777, is incorporated by reference.

4.4 Form of Benefit Protector(SM) Death Benefit Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 271155), filed electronically as Exhibit
         4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.5 Form of Benefit Protector(SM) Plus Death Benefit Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 271156), filed electronically as Exhibit
         4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

5. Form of Variable Annuity Application (form 44171) filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
         6.1 to American Enterprise Variable Annuity Account's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2      Amended By-Laws of American  Enterprise Life, filed  electronically  as
         Exhibit 6.2 to American Enterprise Variable Annuity Account's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

7.       Not applicable.

8.1 Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit
         1.A.(8)(a)   to  American   Enterprise   Variable   Life   Account's
         Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.2 Form of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit
         1.A.(8)(b)   to  American   Enterprise   Variable   Life  Account's
         Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.3 Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Enterprise Life Insurance Company, on Behalf of itself and its separate accounts, and American Express Financial Advisors Inc., dated Oct. 30, 1997, filed electronically as Exhibit 8.5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 33-54471 is incorporated by reference.

8.4 Copy of Participation Agreement between Janus Aspen Series and American Enterprise Life Insurance Company, dated March 1, 2000, filed electronically as Exhibit 8.8 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 26, 2001, is incorporated by reference.

8.5 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit
         1.A.(8)(m)   to  American   Enterprise   Variable   Life   Account's
         Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 25, 2001, is incorporated by reference.

8.6 Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471 is incorporated by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered to be filed upon amendment.

10.      Consent of Independent Auditors to be filed upon amendment.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

14.      Not applicable.

15. Power of Attorney to sign this Registration Statement, dated April 25, 2001, filed electronically as Exhibit 15 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-82149, filed on or about April 27, 2001, is incorporated by reference.


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address             Positions and Offices with Depositor
------------------------------------- -------------------------------------- --------------------------------------

Gumer C. Alvero                       829 AXP Financial Center               Director, Chairman of the Board and
                                      Minneapolis, MN  55474                 Executive Vice President - Annuities

Lorraine R. Hart                      829 AXP Financial Center               Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       829 AXP Financial Center               Director, President and Chief
                                      Minneapolis, MN  55474                 Executive Officer

Bruce A. Kohn                         829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Paul S. Mannweiler                    Indianapolis Power and Light           Director
                                      One Monument Circle
                                      P.O. Box 1595
                                      Indianapolis, IN  46206-1595

Eric L. Marhoun                       829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Mary Ellyn Minenko                    829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Teresa J. Rasmussen                   829 AXP Financial Center               Director, Vice President, General
                                      Minneapolis, MN  55474                 Counsel and Secretary

Stuart A. Sedlacek                    829 AXP Financial Center               Executive Vice President
                                      Minneapolis, MN  55474

Philip C. Wentzel                     829 AXP Financial Center               Vice President and Controller
                                      Minneapolis, MN  55474

David L. Yowan                        829 AXP Financial Center               Vice President and Treasurer
                                      Minneapolis, MN  55474


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
         -----------------------------------------------------------------------

                  American Enterprise Life Insurance Company is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina




     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     IDS Securities Corporation                                                         Delaware
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota

Item 27.          Number of Contract owners

                  As of March 31, 2001, there were 108 contract owners of non-qualified contracts and 57 contract owners of qualified contracts.

Item 28.          Indemnification

                  The By-Laws of the depositor provide that the Corporation shall have the power to indemnify a director, officer, agent or employee of the Corporation pursuant to the provisions of applicable statues or pursuant to contract.

                  The Corporation may purchase and maintain insurance on behalf of any director, officer, agent or employee of the Corporation against any liability asserted against or incurred by the director, officer, agent or employee in such capacity or arising out of the director's, officer's, agent's or employee's status as such, whether or not the Corporation would have the power to indemnify the director, officer, agent or employee against such liability under the provisions of applicable law.

                  The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.
                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriters
                  Item 29(a) and 29(b)




Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; IDS Certificate Company.


(b)  As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address   Position and Offices with
                                      Underwriter
------------------------------------- -----------------------------------

Ronald. G. Abrahamson                 Vice President - Business
200 AXP Financial Center              Transformation
Minneapolis, MN  55474

Douglas A. Alger                      Senior Vice President - Human
200 AXP Financial Center              Resources
Minneapolis, MN  55474

Gumer C. Alvero                       Vice President - Annuities
200 AXP Financial Center
Minneapolis, MN  55474

Peter J. Anderson                     Senior Vice President -
200 AXP Financial Center              Investment Operations
Minneapolis, MN  55474

Ward D. Armstrong                     Senior Vice President -
200 AXP Financial Center              Retirement Services
Minneapolis, MN  55474

John M. Baker                         Vice President - Plan Sponsor
200 AXP Financial Center              Services
Minneapolis, MN  55474

Dudley Barksdale                      Vice President - Service
200 AXP Financial Center              Development
Minneapolis, MN  55474

Joseph M. Barsky, III                 Vice President - Mutual Fund
200 AXP Financial Center              Equities
Minneapolis, MN  55474

Timothy V. Bechtold                   Vice President - Risk Management
200 AXP Financial Center              Products
Minneapolis, MN  55474

John D. Begley                        Group Vice President -
Suite 100                             Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                       Group Vice President - Los
Suite 900                             Angeles Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

Walter K. Booker                      Group Vice President - New Jersey
200 AXP Financial Center
Minneapolis, MN  55474

Bruce J. Bordelon                     Group Vice President - San
1333 N. California Blvd.              Francisco Bay Area
Suite 200
Walnut Creek, CA  94596

Charles R. Branch                     Group Vice President - Northwest
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                    Vice President - Sales Support
200 AXP Financial Center
Minneapolis, MN  55474

Kenneth J. Ciak                       Vice President and General
IDS Property Casualty                 Manager - IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                      Vice President - Retail
200 AXP Financial Center              Distribution Services
Minneapolis, MN  55474

Henry J. Cormier                      Group Vice President - Connecticut
Commerce Center One
333 East River Drive
East Hartford, CT  06108

James M. Cracchiolo                   Director, President and Chief
200 AXP Financial Center              Executive Officer
Minneapolis, MN  55474

John M. Crawford                      Group Vice President -
Suite 200                             Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                        Group Vice President -
Suite 312                             Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                        Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Luz Maria Davis                       Vice President - Communications
200 AXP Financial Center
Minneapolis, MN  55474

Arthur E. DeLorenzo                   Group Vice President - Upstate
4 Atrium Drive, #100                  New York
Albany, NY  12205

Scott M. DiGiammarino                 Group Vice President -
Suite 500                             Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                      Group Vice President - Eastern
Two Datran Center                     Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                    Vice President - Assured Assets
200 AXP Financial Center              Product Development and Management
Minneapolis, MN  55474

James P. Egge                         Group Vice President - Western
4305 South Louise, Suite 202          Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Robert M. Elconin                     Vice President - Government
200 AXP Financial Center              Relations
Minneapolis, MN  55474

Phillip W. Evans,                     Group Vice President - Rocky
Suite 600                             Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                       Vice President - Mutual Fund
200 AXP Financial Center              Equity Investments
Minneapolis, MN  55474

Douglas L. Forsberg                   Vice President - International
200 AXP Financial Center
Minneapolis, MN  55474

Peter A. Gallus                       Vice President-Investment
200 AXP Financial Center              Administration
Minneapolis, MN  55474

Derek G. Gledhill                     Vice President - Integrated
200 AXP Financial Center              Financial Services Field
Minneapolis, MN  55474                Implementation

David A. Hammer                       Vice President and Marketing
200 AXP Financial Center              Controller
Minneapolis, MN  55474

Teresa A. Hanratty                    Senior Vice President-Field
Suites 6&7                            Management
169 South River Road
Bedford, NH  03110

Robert L. Harden                      Group Vice President - Boston
Two Constitution Plaza                Metro
Boston, MA  02129

Lorraine R. Hart                      Vice President - Insurance
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Janis K. Heaney                       Vice President - Incentive
200 AXP Financial Center              Management
Minneapolis, MN  55474

Brian M. Heath                        Senior Vice President and General
Suite 150                             Sales Manager
801 E. Campbell Road
Richardson, TX  75081

Jon E. Hjelm                          Group Vice President - Rhode
310 Southbridge Street                Island/Central - Western
Auburn, MA  01501                     Massachusetts

David J. Hockenberry                  Group Vice President - Tennessee
30 Burton Hills Blvd.                 Valley
Suite 175
Nashville, TN  37215

Carol A. Holton                       Vice President - Third Party
200 AXP Financial Center              Distribution
Minneapolis, MN  55474

David R. Hubers                       Chairman of the Board
200 AXP Financial Center
Minneapolis, MN  55474

Debra A. Hutchinson                   Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Diana R. Iannarone                    Group Vice President -
3030 N.W. Expressway                  Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

Theodore M. Jenkin                    Group Vice President - Cleveland
                                      Metro

James M. Jensen                       Vice President - Advice and
200 AXP Financial Center              Retail Distribution Group
Minneapolis, MN  55474                Products, Compensation and Field
                                      Administration

Marietta L. Johns                     Senior Vice President - Field
200 AXP Financial Center              Management
Minneapolis, MN  55474

Nancy E. Jones                        Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

John C. Junek                         Senior Vice President, General
200 AXP Financial Center              Counsel
Minneapolis, MN  55474

Ora J. Kaine                          Vice President - Financial
200 AXP Financial Center              Advisory Services
Minneapolis, MN  55474

Linda B. Keene                        Vice President - Market
200 AXP Financial Center              Development
Minneapolis, MN  55474

Raymond G. Kelly                      Group Vice President - North Texas
Suite 250
801 East Campbell Road
Richardson, TX  75081

John M. Knight                        Vice President - Investment
200 AXP Financial Center              Accounting
Minneapolis, MN  55474

Claire Kolmodin                       Vice President - Service Quality
200 AXP Financial Center
Minneapolis, MN  55474

David S. Kreager                      Group Vice President - Greater
Suite 108                             Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                     Director and Senior Vice
200 AXP Financial Center              President-Direct and Interactive
Minneapolis, MN  55474                Group

Mitre Kutanovski                      Group Vice President - Chicago
Suite 680                             Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                        Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Lori J. Larson                        Vice President - Brokerage and
200 AXP Financial Center              Direct Services
Minneapolis, MN  55474

Daniel E. Laufenberg                  Vice President and Chief U.S.
200 AXP Financial Center              Economist
Minneapolis, MN  55474

Jane W. Lee                           Vice President - New Business
200 AXP Financial Center              Development and Marketing
Minneapolis, MN  55474

Peter A. Lefferts                     Senior Vice President - Corporate
200 AXP Financial Center              Strategy and Development
Minneapolis, MN  55474

Fred A. Mandell                       Vice President - Distribution
200 AXP Financial Center              Channel Marketing
Minneapolis, MN  55474

Daniel E. Martin                      Group Vice President - Pittsburgh
Suite 650                             Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                      Vice President and Director of
200 AXP Financial Center              Global Research
Minneapolis, MN  55474

Paula R. Meyer                        Vice President - Mutual Funds
200 AXP Financial Center
Minneapolis, MN  55474

Shashank B. Modak                     Vice President - Technology Leader
200 AXP Financial Center
Minneapolis, MN  55474

Pamela J. Moret                       Senior Vice President - Products
200 AXP Financial Center              Group
Minneapolis, MN  55474

Barry J. Murphy                       Executive Vice President - U.S.
200 AXP Financial Center              Retail Group
Minneapolis, MN  55474

Mary Owens Neal                       Vice President-Consumer Marketing
200 AXP Financial Center
Minneapolis, MN  55474

Scott M. Nelson                       Vice President - Alternative
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Thomas V. Nicolosi                    Group Vice President - New York
Suite 220                             Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                    Vice President - Advisory
200 AXP Financial Center              Business Systems
Minneapolis, MN  55474

James R. Palmer                       Vice President - Taxes
200 AXP Financial Center
Minneapolis, MN  55474

Marc A. Parker                        Group Vice President -
10200 SW Greenburg Road               Portland/Eugene
Suite 110
Portland, OR  97223

Carla P. Pavone                       Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

Kris Petersen                         Vice President - Non-propriety
200 AXP Financial Center              Products
Minneapolis, MN  55474

Susan B. Plimpton                     Vice President - Marketing
200 AXP Financial Center              Services
Minneapolis, MN  55474

Larry M. Post                         Group Vice President -
One Tower Bridge                      Philadelphia Metro and Northern
100 Front Street, 8th Fl              New England
West Conshohocken, PA  19428

Ronald W. Powell                      Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

James M. Punch                        Vice President - Branded Platform
200 AXP Financial Center              Project
Minneapolis, MN  55474

Frederick C. Quirsfeld                Senior Vice President - Fixed
200 AXP Financial Center              Income
Minneapolis, MN  55474

Teresa J. Rasmussen                   Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Rollyn C. Renstrom                    Vice President - Corporate
200 AXP Financial Center              Planning and Analysis
Minneapolis, MN  55474

Ralph D. Richardson III               Group Vice President - Southern
Suite 800                             Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                     Senior Vice President - Field
200 AXP Financial Center              Management and Financial Advisory
Minneapolis, MN  55474                Service

Stephen W. Roszell                    Senior Vice President -
200 AXP Financial Center              Institutional
Minneapolis, MN  55474

Max G. Roth                           Group Vice President -
Suite 201 S. IDS Ctr                  Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Diane M. Ruebling                     Group Vice President - Central
                                      California/Western Nevada

Erven A. Samsel                       Senior Vice President - Field
45 Braintree Hill Park                Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                       Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Russell L. Scalfano                   Group Vice President -
Suite 201                             Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                     Group Vice President -
Suite 205                             Arizona/Las Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                    Senior Vice President and Chief
200 AXP Financial Center              Financial Officer
Minneapolis, MN  55474

Donald K. Shanks                      Vice President - Property Casualty
200 AXP Financial Center
Minneapolis, MN  55474

Judy P. Skoglund                      Vice President - Quality and
200 AXP Financial Center              Service Support
Minneapolis, MN  55474

James B. Solberg                      Group Vice President - Eastern
466 Westdale Mall                     Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                         Senior Vice President - Client
200 AXP Financial Center              Service
Minneapolis, MN  55474

Paul J. Stanislaw                     Group Vice President - Southern
Suite 1100                            California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                       Vice President - Marketing Offer
200 AXP Financial Center              Development
Minneapolis, MN  55474

Lois A. Stilwell                      Group Vice President - Outstate
Suite 433                             Minnesota Area/North
9900 East Bren Road                   Dakota/Western Wisconsin
Minnetonka, MN  55343

James J. Strauss                      Vice President and General Auditor
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey J. Stremcha                   Vice President - Information
200 AXP Financial Center              Resource Management/ISD
Minneapolis, MN  55474

Barbara Stroup Stewart                Vice President - Channel
200 AXP Financial Center              Development
Minneapolis, MN  55474

Craig P. Taucher                      Group Vice President -
Suite 150                             Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                        Group Vice President -
Suite 425                             Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                        Senior Vice President -
200 AXP Financial Center              Information and Technology
Minneapolis, MN  55474

Keith N. Tufte                        Vice President and Director of
200 AXP Financial Center              Equity Research
Minneapolis, MN  55474

Peter S. Velardi                      Group Vice President -
Suite 180                             Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer               Group Vice President - Detroit
Suite 100                             Metro
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Donald F. Weaver                      Group Vice President - Greater
3500 Market Street, Suite 200         Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                     Senior Vice President - Alliance
1010 Main St., Suite 2B               Group
Huntington Beach, CA  92648

Michael L. Weiner                     Vice President - Tax Research and
200 AXP Financial Center              Audit
Minneapolis, MN  55474

Jeffry M. Welter                      Vice President - Equity and Fixed
200 AXP Financial Center              Income Trading
Minneapolis, MN  55474

Thomas L. White                       Group Vice President - Cleveland
Suite 200                             Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                      Group Vice President - Virginia
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                   Group Vice President - Twin
200 AXP Financial Center              Cities Metro
Minneapolis, MN  55474

Edwin M. Wistrand                     Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Michael D. Wolf                       Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Michael R. Woodward                   Senior Vice President - Field
32 Ellicott St.                       Management
Suite 100
Batavia, NY  14020

David L. Yowan                        Vice President and Treasurer
American Express Co.
New York

Rande L. Zellers                      Group Vice President-Gulf States
1 Galleria Blvd., Suite 1900
Metairie, LA  70001


Item 29(c).

                          Net Underwriting
Name of Principal           Discounts and       Compensation on         Brokerage
Underwriter                  Commissions          Redemption           Commissions           Compensation

American Express          $1,731,833            $921,090               None                  None
Financial Advisors
Inc.


Item 30.          Location of Accounts and Records

                  American Enterprise Life Insurance Company
                  829 AXP Financial Center
                  Minneapolis, MN  55474

Item 31.          Management Services

                  Not applicable.

Item 32.          Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

         (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 21st day of May, 2001.

                           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                           --------------------------------------------
                                                     (Registrant)

                           By American Enterprise Life Insurance Company
                             -------------------------------------------
                                                     (Sponsor)

                           By /s/  Carol A. Holton*
                             ------------------------------------------
                                   Carol A. Holton
                                   Director, President and Chief Executive
                                   Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 21st day of May, 2001.

Signature                                           Title

/s/  Gumer C. Alvero*                     Director, Chairman of the Board and
     ---------------------                Executive Vice President - Annuities
     Gumer C. Alvero

/s/  Carol A. Holton*                     Director, President and Chief
     ---------------------                Executive Officer
     Carol A. Holton

                                          Director
     ---------------------
     Paul S. Mannweiler

/s/  Teresa J. Rasmussen*                 Director, Vice President, General
     ---------------------                Counsel and Secretary
     Teresa J. Rasmussen

/s/  Stuart A. Sedlacek*                  Executive Vice President
     ---------------------
     Stuart A. Sedlacek

/s/  Philip C. Wentzel*                   Vice President and Controller
     ---------------------
     Philip C. Wentzel

/s/  David L. Yowan*                      Vice President and Treasurer
     ---------------------
     David L. Yowan

*Signed   pursuant  to  Power  of  Attorney,   dated  April  25,   2001,   filed
electronically as Exhibit 15 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-82149 filed on or about April 27, 2001.



By:   /s/ Mary Ellyn Minenko
      --------------------------------
          Mary Ellyn Minenko

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 4 TO REGISTRATION STATEMENT

This  Post-Effective   Amendment  is  comprised  of  the  following  papers  and
documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements

Part C.

         Other Information.

         The signatures.

         Exhibits